UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II
BlackRock Managed Income Fund
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JUNE 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Managed Income Fund

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.
Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability.
The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.
Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
16.89% 19.59%
U.S. small cap equities
(Russell 2000
®
Index)
8.09 12.31
International equities (MSCI
Europe, Australasia, Far
East Index)
11.67 18.77
Emerging market equities
(MSCI Emerging Markets
Index)
4.89 1.75
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.25 3.60
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.70 (3.97)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
2.09 (0.94)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.67 3.19
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
5.38 9.07
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Managed Income Fund
Investment Objective
BlackRock Managed Income Fund’s (the “Fund”) investment objective is to seek to maximize current income with consideration for risk-managed total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, all of the Fund’s share classes underperformed its Customized Reference Benchmark, a blend of 30% S&P 500
®
Index/70%
Bloomberg U.S. Aggregate Bond Index. For the same period, all of the Fund’s share classes outperformed the Bloomberg U.S. Aggregate Bond Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund is managed within a risk-controlled framework, and it strives to maintain a consistent yield with a risk profile below that of the benchmark.
What factors influenced performance?
The majority of the Fund’s asset class positions produced positive returns in the semi-annual period given broader “risk-on” investor sentiment. However, smaller positions in infrastructure stocks, emerging market debt, and mortgage-backed securities (“MBS”) did not keep pace with other market segments.
Holdings in asset classes with floating coupon rates—including bank loans and collateralized loan obligations—were key contributors in a time of rising interest rates.
Investment-grade corporate bonds performed well despite the rising-rate environment. Holdings in global developed-market equities were also key contributors amid the generally favorable backdrop for risk assets.
The Fund held derivatives during the period. In particular, it held U.S. Treasury futures to keep the portfolio’s interest rate exposure (duration) at the management team’s desired level. The Fund also held equity futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. Covered calls contributed to returns, while positions designed to manage interest rate risk did not have a major impact on performance. The use of defensive equity put options and equity futures also had little effect on results.
Describe recent portfolio activity.
The investment adviser implemented two themes in an effort to take advantage of a changing economic backdrop. First, it reduced the Fund’s allocation to lower-quality corporate bonds in favor of higher-quality MBS. This move was designed to lock in some profits in an area that performed well, while also adding ballast to the portfolio.
Second, the investment adviser actively adjusted the Fund’s interest rate positioning throughout the reporting period and ultimately finished June 2023 with modestly higher
(longer) duration. The investment adviser also implemented a new equity strategy that uses covered calls to complement and diversify the Fund’s existing covered call position. In addition, the investment adviser increased the Fund’s equity allocation early in the year. Later in the reporting period, it reduced this position and ultimately finished
June 2023 with roughly the same weighting in equities as it had at the start of the year.
Describe portfolio positioning at period end.
The portfolio was diversified across a number of income-producing asset classes, including investment-grade debt, floating-rate bank loans, high yield bonds, global equities, covered calls, MBS, preferred stock and cash. The Fund’s duration was approximately 3.3 years at the end of June 2023.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
5
Fund Summary
BlackRock Managed Income Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 5.44% 5.21% 4.65% 5.88% N/A 3.02% N/A 3.69% N/A
Investor A ............... 4.98 4.80 4.51 5.60 1.38% 2.76 1.93% 3.39 2.97%
Investor C ............... 4.43 4.22 4.11 4.78 3.78 1.99 1.99 2.63 2.63
Class K ................ 5.49 5.28 4.55 5.93 N/A 3.05 N/A 3.75 N/A
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — 2.09 (0.94) N/A 0.77 N/A 1.52 N/A
Customized Reference
Benchmark
(d)
.......... — — 6.39 5.09 N/A 4.44 N/A 5.03 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund’s returns between July 29, 2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(d)
A customized performance benchmark comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,046.50 $ 1.98 $ 1,000.00 $ 1,022.86 $ 1.96 0.39%
Investor A ................................ 1,000.00 1,045.10 3.25 1,000.00 1,021.62 3.21 0.64
Investor C ................................ 1,000.00 1,041.10 7.03 1,000.00 1,017.90 6.95 1.39
Class K .................................. 1,000.00 1,045.50 1.72 1,000.00 1,023.11 1.71 0.34
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Fund Summary
as of June 30, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Managed Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 35.9%
Investment Companies ............................... 24.4
Asset-Backed Securities .............................. 15.7
Common Stocks ................................... 11.3
Floating Rate Loan Interests ........................... 5.4
Equity-Linked Notes ................................. 4.8
Non-Agency Mortgage-Backed Securities .................. 1.6
Preferred Securities ................................. 0.8
Foreign Agency Obligations ............................ 0.1
Warrants ........................................ 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 17.9%
AA/Aa ......................................... 13.5
A ............................................. 21.9
BBB/Baa ....................................... 18.7
BB/Ba ......................................... 4.6
B ............................................ 5.5
CCC/Caa ....................................... 0.9
CC/Ca ......................................... 0.1
NR ........................................... 16.9
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
7
About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. Investor C Shares performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2023
BlackRock Semi-Annual Report to Shareholders
8
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.16%, 01/21/35
(a)(b)
......... USD 750 $ 719,565
AGL CLO 5 Ltd., Series 2020-5A, Class
A1R, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.41%, 07/20/34
(a)(b)
......... 2,400 2,356,800
AIG CLO LLC
(a)(b)
Series 2021-1A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.37%,
04/22/34 .................... 2,215 2,182,080
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.00%,
07/20/34 .................... 1,000 977,725
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
07/20/34 .................... 1,000 958,722
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
10/17/34 .................... 1,000 955,864
Series 2017-AA, Class AR, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 6.30%,
04/20/34 .................... 500 494,309
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 10/17/34
(a)(b)
......... 1,000 960,194
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 928,996
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 925,752
Anchorage Capital CLO 18 Ltd., Series
2021-18A, Class A1, (3-mo. LIBOR USD +
1.15%), 6.41%, 04/15/34
(a)(b)
......... 750 732,375
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.45%, 01/20/35
(a)(b)
.... 1,000 989,931
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.01%, 07/15/32
(a)(b)
.... 750 745,001
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.46%, 10/15/31
(a)(b)
.... 500 496,920
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 01/20/35
(a)(b)
......... 1,000 982,654
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 10/20/34
(a)(b)
......... 1,500 1,480,429
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. LIBOR USD at 1.30%
Floor + 1.30%), 6.67%, 05/24/30
(a)(b)
.... 500 492,642
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. LIBOR USD + 1.17%), 6.43%,
10/15/30
(a)(b)
.................... 241 239,884
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. LIBOR USD at 1.40%
Floor + 1.40%), 6.66%, 07/15/30
(a)(b)
.... 1,000 987,241
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
10/17/32 .................... 1,000 954,267
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.43%,
07/24/34 .................... 500 495,134
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bardot CLO Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.17%, 10/22/32
(a)(b)
......... USD 1,000 $ 973,463
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.44%, 07/15/34
(a)(b)
......... 500 486,243
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (3-mo. LIBOR USD at 1.18% Floor
+ 1.18%), 6.43%, 01/20/35
(a)(b)
........ 1,000 977,946
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.18%,
02/28/40
(a)(b)
.................... 568 496,502
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 6.35%, 01/20/31
(a)
(b)
........................... 485 481,881
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (3-mo. LIBOR USD at
1.35% Floor + 1.35%), 6.61%, 01/15/33
(a)(b)
1,000 992,032
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.16%, 04/21/35
(a)(b)
......... 1,000 948,350
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
07/18/34 .................... 1,000 979,987
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
07/18/34 .................... 500 468,099
Canyon Capital CLO Ltd., Series 2016-1A,
Class CR, (3-mo. LIBOR USD at 1.90%
Floor + 1.90%), 7.16%, 07/15/31
(a)(b)
.... 1,000 960,554
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/15/31 .................... 1,000 958,342
Series 2020-2A, Class AR, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.45%,
10/15/34 .................... 1,000 985,667
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
10/15/34 .................... 450 447,810
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.85%, 04/20/31
(a)(b)
......... 675 661,176
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
LIBOR USD at 1.43% Floor + 1.43%),
6.68%, 01/20/34
(a)(b)
............... 1,000 992,236
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. LIBOR
USD at 1.30% Floor + 1.30%), 6.59%,
04/27/31 .................... 650 642,521
Series 2017-3A, Class A1, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.47%,
07/20/30 .................... 1,718 1,713,243
Series 2018-4A, Class B, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
10/17/31 .................... 500 490,170
Series 2019-4A, Class A2R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
10/15/34 .................... 1,000 989,923
Series 2019-5A, Class A2RS, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
01/15/35 .................... 1,500 1,493,439

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
04/25/33 .................... USD 1,000 $ 964,352
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.31%, 07/18/30
(a)(b)
.... 500 481,445
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.48%, 01/18/32
(a)(b)
......... 1,000 994,801
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.31%, 04/15/28
(a)(b)
.... 500 491,869
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class CR, (3-mo. LIBOR USD +
1.85%), 7.11%, 04/15/29
(a)(b)
......... 500 490,683
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.41%,
01/15/34 .................... 1,000 971,489
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/15/30 .................... 500 485,366
Elevation CLO Ltd., Series 2017-8A, Class
C, (3-mo. LIBOR USD + 2.05%), 7.31%,
10/25/30
(a)(b)
.................... 1,000 973,326
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 7.25%, 04/20/34
(a)(b)
......... 700 683,892
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (1-mo. LIBOR USD
at 0.70% Floor + 0.70%), 5.85%, 11/25/35
(a)
611 563,202
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.22%, 05/15/30
(a)(b)
......... 400 386,670
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.46%,
04/16/34 .................... 750 740,529
Series 2016-22A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
04/16/34 .................... 500 491,277
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.45%, 10/20/34 1,000 977,479
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 7.00%, 10/20/34 1,500 1,444,548
Series 9A, Class C, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.50%, 10/20/34 1,000 948,577
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.19% Floor +
1.19%), 6.45%, 10/15/30
(a)(b)
......... 750 744,339
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
04/20/34
(a)(b)
.................... 2,500 2,419,338
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
LIBOR USD at 1.60% Floor + 1.60%),
6.85%, 07/20/34
(a)(b)
............... 2,000 1,982,429
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. LIBOR USD at
1.80% Floor + 1.80%), 7.05%, 07/20/34
(a)(b)
1,000 968,516
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.44%, 01/25/35
(a)(b)
1,000 985,459
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 04/15/34
(a)(b)
......... USD 300 $ 287,982
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor
+ 1.44%), 6.49%, 10/20/31
(a)(b)
........ 500 495,500
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.46%, 07/15/34
(a)(b)
.... 2,500 2,467,918
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.75%, 11/30/32
(a)(b)
......... 1,500 1,484,762
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.47%, 04/20/34
(a)(b)
......... 500 490,762
HalseyPoint CLO I Ltd., Series 2019-1A, Class
A1A1, (3-mo. LIBOR USD at 1.35% Floor +
1.35%), 6.60%, 01/20/33
(a)(b)
......... 3,500 3,445,787
Highbridge Loan Management Ltd., Series 12A-
18, Class A2, (3-mo. LIBOR USD + 1.50%),
6.76%, 07/18/31
(a)(b)
............... 500 488,750
Invesco CLO Ltd., Series 2021-2A, Class A, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
6.38%, 07/15/34
(a)(b)
............... 1,000 987,356
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (3-mo. LIBOR USD at
1.90% Floor + 1.90%), 7.19%, 07/27/30
(a)(b)
1,000 984,109
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.79%, 10/15/32 ............... 1,000 972,733
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.19%, 10/15/32 ............... 1,000 977,113
Milos CLO Ltd., Series 2017-1A, Class BR, (3-
mo. LIBOR USD at 1.55% Floor + 1.55%),
6.80%, 10/20/30
(a)(b)
............... 1,000 982,146
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/18/30
(a)(b)
.................... 1,000 972,266
OCP CLO Ltd., Series 2021-22A, Class C, (3-
mo. LIBOR USD at 2.05% Floor + 2.05%),
7.30%, 12/02/34
(a)(b)
............... 500 480,464
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.86%, 07/15/30
(a)(b)
500 491,296
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
10/15/33 .................... 1,500 1,462,132
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.41%,
10/15/33 .................... 1,000 976,205
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. LIBOR USD at 1.15% Floor
+ 1.15%), 6.41%, 10/18/34
(a)(b)
........ 1,500 1,479,942
OHA Loan Funding Ltd., Series 2013-1A, Class
BR2, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.87%, 07/23/31
(a)(b)
......... 1,000 992,969
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.71%,
01/17/31 .................... 1,500 1,482,891

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class A1R, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.47%,
11/14/34 .................... USD 1,000 $ 984,790
Series 2019-1A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.02%,
11/14/34 .................... 1,000 990,568
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
07/15/34 .................... 1,000 965,555
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.17% Floor + 1.17%), 6.43%,
10/15/34 .................... 2,000 1,966,177
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.85%,
04/20/35 .................... 500 487,066
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.10%,
04/20/35 .................... 500 481,227
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.51%,
07/15/34
(a)(b)
.................... 1,000 974,316
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. LIBOR
USD at 1.17% Floor + 1.17%), 6.52%,
05/18/34 .................... 500 494,500
Series 2020-6A, Class BR2, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.05%,
05/18/34 .................... 500 494,222
Pikes Peak CLO 8, Series 2021-8A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.00%, 07/20/34
(a)(b)
......... 500 495,896
PPM CLO 4 Ltd., Series 2020-4A, Class
CR, (3-mo. LIBOR USD at 2.10% Floor +
2.10%), 7.36%, 10/18/34
(a)(b)
......... 750 708,145
PPM CLO 5 Ltd., Series 2021-5A, Class A, (3-
mo. LIBOR USD at 1.20% Floor + 1.20%),
6.46%, 10/18/34
(a)(b)
............... 1,500 1,482,543
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 930,126
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 999 926,120
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 934,526
Rad CLO 12 Ltd., Series 2021-12A, Class
C, (3-mo. LIBOR USD at 2.05% Floor +
2.05%), 7.35%, 10/30/34
(a)(b)
......... 1,000 946,434
Rad CLO 3 Ltd., Series 2019-3A, Class A, (3-
mo. LIBOR USD at 1.48% Floor + 1.48%),
6.74%, 04/15/32
(a)(b)
............... 1,000 998,156
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at 1.25% Floor
+ 1.25%), 6.51%, 10/17/30
(a)(b)
........ 451 449,872
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (3-mo. LIBOR USD + 1.65%), 6.91%,
07/17/31
(a)(b)
.................... 650 644,983
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (3-mo. LIBOR USD at 1.19% Floor
+ 1.19%), 6.45%, 10/25/31
(a)(b)
........ 1,000 994,671
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.11%, 10/25/31
(a)(b)
.... 1,500 1,476,074
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
10/20/30 .................... USD 1,000 $ 974,018
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.38%,
08/20/32 .................... 500 485,639
Series 2021-3A, Class A1, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.43%,
10/20/34 .................... 1,250 1,225,065
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.40%,
10/20/34 .................... 1,000 950,922
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.91%, 07/15/34
(a)(b)
............... 500 489,405
Signal Peak CLO 10 Ltd., Series 2021-9A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.96%, 07/21/34
(a)(b)
........ 2,000 1,958,335
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.95%, 07/20/34
(a)(b)
........ 1,000 987,648
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 6.43%, 07/15/34
(a)(b)
......... 1,000 980,533
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. LIBOR USD at 1.14% Floor
+ 1.14%), 6.41%, 10/23/34
(a)(b)
........ 1,000 987,975
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.05%,
01/29/32 .................... 1,000 971,546
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 8.05%,
01/29/32 .................... 1,000 950,200
TCW CLO Ltd., Series 2021-1A, Class C, (3-
mo. LIBOR USD at 1.90% Floor + 1.90%),
7.15%, 03/18/34
(a)(b)
............... 500 481,815
TICP CLO VI Ltd., Series 2016-6A, Class
BR2, (3-mo. LIBOR USD at 1.50% Floor +
1.50%), 6.76%, 01/15/34
(a)(b)
......... 1,000 970,778
TICP CLO VII Ltd., Series 2017-7A, Class
ASR, (3-mo. LIBOR USD at 1.27% Floor +
1.27%), 6.53%, 04/15/33
(a)(b)
......... 1,300 1,288,347
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. LIBOR USD at 1.35% Floor +
1.35%), 6.60%, 07/20/30
(a)(b)
......... 1,000 984,591
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.48%, 10/15/34
(a)(b)
......... 2,000 1,973,095
Total Asset-Backed Securities — 15.1%
(Cost: $115,737,617) ............................. 114,274,617
Shares
Shares
Common Stocks
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B ...... 8,736 1,565,928
Banks — 0.5%
Bank Rakyat Indonesia Persero Tbk. PT ... 2,139,900 781,260
Citizens Financial Group, Inc. .......... 41,139 1,072,905
DBS Group Holdings Ltd. ............. 40,600 948,123

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
M&T Bank Corp. ................... 9,119 $ 1,128,567
3,930,855
Biotechnology — 0.2%
AbbVie, Inc. ...................... 13,869 1,868,570
Building Products — 0.2%
Carrier Global Corp. ................. 32,920 1,636,453
Capital Markets — 0.3%
Intercontinental Exchange, Inc. ......... 17,041 1,926,996
Chemicals — 0.4%
Air Liquide SA ..................... 7,004 1,256,063
International Flavors & Fragrances, Inc. .... 18,195 1,448,140
2,704,203
Commercial Services & Supplies — 0.2%
Republic Services, Inc. ............... 7,788 1,192,888
Consumer Finance — 0.3%
American Express Co. ............... 7,351 1,280,544
Synchrony Financial ................. 23,195 786,775
2,067,319
Consumer Staples Distribution & Retail — 0.2%
Wal-Mart de Mexico SAB de CV ......... 371,536 1,473,598
Diversified REITs — 0.0%
(c)
Cromwell European REIT ............. 61,800 105,200
LXI REIT plc ...................... 126,388 138,448
243,648
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA
(b)(c)
............... 4,392 177,453
Koninklijke KPN NV ................. 350,196 1,250,191
TELUS Corp. ..................... 87,337 1,699,602
3,127,246
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd. ................. 8,516 1,193,603
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 51,854 1,639,105
Entertainment — 0.2%
Walt Disney Co. (The)
(d)
.............. 17,131 1,529,456
Food Products — 0.3%
Mondelez International, Inc., Class A ...... 31,284 2,281,855
Health Care Equipment & Supplies — 0.4%
EssilorLuxottica SA ................. 8,435 1,590,591
Medtronic plc ..................... 18,334 1,615,225
3,205,816
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc. .............. 3,014 1,448,649
Health Care REITs — 0.2%
Assura plc ....................... 520,982 300,388
Community Healthcare Trust, Inc. ........ 2,863 94,536
Healthpeak Properties, Inc. ............ 8,430 169,443
Omega Healthcare Investors, Inc. ........ 7,969 244,569
Physicians Realty Trust ............... 17,508 244,937
Target Healthcare REIT plc ............ 175,555 160,081
Welltower, Inc. ..................... 2,509 202,953
1,416,907
Household Durables — 0.2%
Taylor Wimpey plc .................. 1,037,672 1,355,609
Security
Shares
Shares Value
Household Products — 0.3%
Reckitt Benckiser Group plc ............ 28,846 $ 2,167,802
Industrial REITs — 0.2%
ESR Kendall Square REIT Co. Ltd. ....... 55,212 168,440
Goodman Group ................... 15,793 212,303
LondonMetric Property plc ............. 58,459 123,396
Prologis, Inc. ...................... 3,176 389,473
Rexford Industrial Realty, Inc. .......... 4,328 226,008
Warehouses De Pauw CVA ............ 6,087 167,165
1,286,785
Insurance — 0.6%
Assurant, Inc. ..................... 9,968 1,253,177
Prudential plc ..................... 114,000 1,610,067
Zurich Insurance Group AG ............ 3,071 1,460,840
4,324,084
IT Services — 0.3%
Accenture plc, Class A ............... 6,641 2,049,280
NEXTDC Ltd.
(d)
.................... 21,871 184,433
SUNeVision Holdings Ltd. ............. 276,000 141,117
2,374,830
Life Sciences Tools & Services — 0.1%
Lonza Group AG (Registered) .......... 1,820 1,087,837
Machinery — 0.2%
Otis Worldwide Corp. ................ 17,786 1,583,132
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 3,236 367,254
Boston Properties, Inc. ............... 3,342 192,466
Covivio SA ....................... 2,380 112,431
SL Green Realty Corp. ............... 4,231 127,141
799,292
Oil, Gas & Consumable Fuels — 0.3%
Shell plc ......................... 50,080 1,508,570
Williams Cos., Inc. (The) .............. 20,890 681,641
2,190,211
Pharmaceuticals — 0.7%
AstraZeneca plc ................... 14,220 2,038,498
Novo Nordisk A/S, Class B ............ 9,201 1,486,328
Sanofi .......................... 20,085 2,162,266
5,687,092
Professional Services — 0.5%
NMG, Inc.
(d)
....................... 265 32,683
Paychex, Inc. ..................... 17,774 1,988,377
RELX plc ........................ 48,861 1,629,916
3,650,976
Real Estate Management & Development — 0.1%
Corp. Inmobiliaria Vesta SAB de CV, ADR
(d)
. 2,171 69,950
Hulic Co. Ltd. ..................... 17,200 147,377
VGP NV ......................... 733 71,714
Vonovia SE ....................... 8,843 172,700
461,741
Residential REITs — 0.1%
Sun Communities, Inc. ............... 2,126 277,358
UDR, Inc. ........................ 8,912 382,860
660,218
Retail REITs — 0.1%
Link REIT ........................ 37,700 209,880
Spirit Realty Capital, Inc. .............. 6,539 257,506
467,386

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.4%
MediaTek, Inc. ..................... 51,000 $ 1,128,929
Taiwan Semiconductor Manufacturing Co. Ltd. 115,000 2,124,433
3,253,362
Software — 0.7%
Microsoft Corp. .................... 10,639 3,623,005
Oracle Corp. ...................... 16,240 1,934,022
5,557,027
Specialized REITs — 0.2%
American Tower Corp. ............... 1,113 215,855
Crown Castle, Inc. .................. 1,827 208,168
Digital Realty Trust, Inc. .............. 1,249 142,224
EPR Properties .................... 6,103 285,621
Equinix, Inc. ...................... 172 134,838
VICI Properties, Inc. ................. 11,677 367,008
1,353,714
Specialty Retail — 0.1%
Industria de Diseno Textil SA ........... 20,261 785,880
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 14,414 2,795,884
Textiles, Apparel & Luxury Goods — 0.2%
Kering SA ........................ 1,823 1,006,659
LVMH Moet Hennessy Louis Vuitton SE .... 953 898,595
1,905,254
Tobacco — 0.2%
Philip Morris International, Inc. .......... 19,686 1,921,747
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 8,152 1,287,621
Wireless Telecommunication Services — 0.1%
KDDI Corp. ....................... 36,000 1,111,792
Total Common Stocks — 10.9%
(Cost: $81,420,080) .............................. 82,522,371
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.9%
Boeing Co. (The)
2.20%, 02/04/26 ................. USD 600 550,685
3.85%, 11/01/48 ................. 175 129,021
3.90%, 05/01/49 ................. 100 76,440
5.81%, 05/01/50 ................. 888 884,760
5.93%, 05/01/60 ................. 88 87,154
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 4 4,007
7.13%, 06/15/26 ................. 120 119,192
7.88%, 04/15/27 ................. 73 72,812
6.00%, 02/15/28 ................. 83 78,444
7.50%, 02/01/29 ................. 97 95,869
7.45%, 05/01/34 ................. 100 114,000
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 82 74,813
General Dynamics Corp., 4.25%, 04/01/40 . 100 92,007
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 1,978
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 75 72,628
3.85%, 12/15/26 ................. 200 190,568
4.40%, 06/15/28 ................. 1,001 962,098
2.90%, 12/15/29 ................. 250 216,353
5.05%, 04/27/45 ................. 50 45,910
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
4.07%, 12/15/42 ................. USD 115 $ 102,334
5.70%, 11/15/54 ................. 110 122,129
5.20%, 02/15/55 ................. 90 92,877
Northrop Grumman Corp.
3.25%, 01/15/28 ................. 100 93,258
3.85%, 04/15/45 ................. 100 81,491
5.25%, 05/01/50 ................. 50 50,814
Raytheon Technologies Corp.
4.13%, 11/16/28 ................. 200 192,627
7.50%, 09/15/29 ................. 75 84,419
2.25%, 07/01/30 ................. 115 97,001
4.50%, 06/01/42 ................. 155 142,672
4.15%, 05/15/45 ................. 95 80,756
3.03%, 03/15/52 ................. 450 316,337
5.38%, 02/27/53 ................. 120 124,607
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 200 195,551
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 28 27,667
9.38%, 11/30/29 ................. 98 104,916
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 320 318,436
6.38%, 06/15/26 ................. 12 11,844
7.50%, 03/15/27 ................. 18 18,026
6.75%, 08/15/28
(b)
................ 485 486,838
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 116 118,440
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 92 8,740
6,740,519
Air Freight & Logistics — 0.1%
FedEx Corp.
3.10%, 08/05/29 ................. 40 35,999
4.25%, 05/15/30 ................. 150 143,318
4.55%, 04/01/46 ................. 195 168,236
5.25%, 05/15/50 ................. 25 24,025
371,578
Automobile Components — 0.2%
Aptiv plc
3.25%, 03/01/32 ................. 115 98,458
5.40%, 03/15/49 ................. 25 22,206
3.10%, 12/01/51 ................. 205 128,883
BorgWarner, Inc., 5.00%, 10/01/25
(b)
..... 150 147,283
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 139 139,085
6.25%, 05/15/26 ................. 42 41,730
8.50%, 05/15/27 ................. 342 342,559
6.75%, 05/15/28 ................. 106 105,629
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 16 14,575
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 14 14,316
5.00%, 07/15/29 ................. 5 4,509
5.63%, 04/30/33 ................. 47 40,917
Icahn Enterprises LP
6.25%, 05/15/26 ................. 55 50,056
5.25%, 05/15/27 ................. 35 30,184
4.38%, 02/01/29 ................. 58 45,571
1,225,961
Automobiles — 0.4%
BMW US Capital LLC, 1.25%, 08/12/26
(b)
.. 60 53,533
Ford Motor Co.
4.35%, 12/08/26 ................. 12 11,598
6.10%, 08/19/32 ................. 22 21,321
5.29%, 12/08/46 ................. 11 9,057

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
General Motors Co.
4.00%, 04/01/25 ................. USD 125 $ 121,412
6.13%, 10/01/25 ................. 50 50,342
6.80%, 10/01/27 ................. 170 176,591
5.60%, 10/15/32 ................. 130 125,772
6.25%, 10/02/43 ................. 116 113,436
5.40%, 04/01/48 ................. 42 36,084
Hyundai Capital America
(b)
1.00%, 09/17/24 ................. 455 427,887
1.80%, 10/15/25 ................. 395 360,314
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... 360 359,276
Nissan Motor Acceptance Co. LLC
(b)
3.88%, 09/21/23 ................. 78 77,563
1.85%, 09/16/26 ................. 196 166,279
2.75%, 03/09/28 ................. 60 49,309
Nissan Motor Co. Ltd.
(b)
3.52%, 09/17/25 ................. 209 194,435
4.35%, 09/17/27 ................. 235 213,734
Volkswagen Group of America Finance LLC,
1.25%, 11/24/25
(b)
............... 200 180,259
2,748,202
Banks — 6.1%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
USD Swap Semi + 3.87%), 6.13%
(a)(e)
... 800 670,320
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 235,668
Bank of America Corp.
(1-day SOFR + 0.65%), 1.53%, 12/06/25
(a)
105 98,155
(3-mo. LIBOR USD + 0.81%), 3.37%,
01/23/26
(a)
................... 390 373,664
(3-mo. LIBOR USD + 0.64%), 2.02%,
02/13/26
(a)
................... 400 374,588
(1-day SOFR + 1.15%), 1.32%, 06/19/26
(a)
190 174,044
4.25%, 10/22/26 ................. 91 87,833
(1-day SOFR + 1.01%), 1.20%, 10/24/26
(a)
66 59,386
(1-day SOFR + 0.96%), 1.73%, 07/22/27
(a)
200 178,553
(1-day SOFR + 1.05%), 2.55%, 02/04/28
(a)
306 276,192
(3-mo. LIBOR USD + 1.51%), 3.71%,
04/24/28
(a)
................... 150 140,589
(3-mo. LIBOR USD + 1.37%), 3.59%,
07/21/28
(a)
................... 795 739,003
(1-day SOFR + 2.04%), 4.95%, 07/22/28
(a)
1,505 1,477,963
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(a)
635 652,684
(3-mo. LIBOR USD + 1.04%), 3.42%,
12/20/28
(a)
................... 1,160 1,063,747
(1-day SOFR + 1.06%), 2.09%, 06/14/29
(a)
150 127,974
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30
(a)
................... 645 597,179
(3-mo. LIBOR USD + 1.18%), 3.19%,
07/23/30
(a)
................... 300 264,422
(1-day SOFR + 2.15%), 2.59%, 04/29/31
(a)
295 247,663
(1-day SOFR + 1.32%), 2.69%, 04/22/32
(a)
280 232,049
(1-day SOFR + 1.21%), 2.57%, 10/20/32
(a)
425 346,163
(1-day SOFR + 1.33%), 2.97%, 02/04/33
(a)
912 760,267
Series L, 4.75%, 04/21/45 .......... 95 86,586
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(a)
30 19,697
Bank of Ireland Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.25%, 09/16/26
(a)(b)
......... 330 327,400
Bank of Montreal, 5.20%, 12/12/24 ...... 400 396,653
Barclays plc
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 1.01%,
12/10/24
(a)
................... 600 584,943
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(e)
.................... USD 775 $ 679,288
4.38%, 01/12/26 ................. 400 384,233
5.20%, 05/12/26 ................. 470 453,432
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
660 651,026
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(e)
.................... 200 135,880
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39%,
11/02/28
(a)
................... 200 208,321
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(e)
.................... 730 652,182
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 600 545,609
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(a)
................... 200 193,429
BNP Paribas SA
(b)
3.38%, 01/09/25 ................. 400 384,159
(3-mo. LIBOR USD + 2.24%), 4.71%,
01/10/25
(a)
................... 200 198,217
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(a)(e)
.................... 1,750 1,249,063
Citigroup, Inc.
(1-day SOFR + 2.84%), 3.11%, 04/08/26
(a)
449 428,658
3.40%, 05/01/26 ................. 225 213,978
3.20%, 10/21/26 ................. 100 93,604
(1-day SOFR + 0.77%), 1.12%, 01/28/27
(a)
132 117,670
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28
(a)
................... 900 852,845
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
150 138,036
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28
(a)
................... 125 116,861
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(a)
................... 335 311,132
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
250 216,643
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
5 4,172
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(a)
190 155,140
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
235 207,624
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
245 247,135
Commonwealth Bank of Australia, 1.13%,
06/15/26
(b)
.................... 87 77,247
Danske Bank A/S
(a)
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.13%),
7.00%
(c)(e)
.................... 725 680,630
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 1.62%,
09/11/26
(b)
................... 200 179,398
Discover Bank, (5-Year USD Swap Semi +
1.73%), 4.68%, 08/09/28
(a)
.......... 375 342,865
HSBC Holdings plc
4.25%, 03/14/24 ................. 225 222,127
(1-day SOFR + 0.58%), 1.16%, 11/22/24
(a)
200 195,748
(1-day SOFR + 0.71%), 0.98%, 05/24/25
(a)
235 223,567
(1-day SOFR + 1.43%), 3.00%, 03/10/26
(a)
200 189,612
(1-day SOFR + 1.54%), 1.65%, 04/18/26
(a)
254 233,958
(1-day SOFR + 3.03%), 7.34%, 11/03/26
(a)
395 406,594
4.38%, 11/23/26 ................. 250 236,279
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.00%
(a)(e)
.................... 200 198,551

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(a)
USD 600 $ 633,230
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(e)
.................... 260 197,925
(1-day SOFR + 4.25%), 8.11%, 11/03/33
(a)
515 571,707
(1-day SOFR + 2.39%), 6.25%, 03/09/34
(a)
445 456,147
HSBC USA, Inc., 5.63%, 03/17/25 ...... 200 199,107
ING Groep NV
3.55%, 04/09/24 ................. 200 196,315
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 1.40%,
07/01/26
(a)(b)
.................. 200 182,093
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(a)(e)
.................... 260 185,065
JPMorgan Chase & Co.
(3-mo. CME Term SOFR + 1.59%), 2.01%,
03/13/26
(a)
................... 60 56,353
2.95%, 10/01/26 ................. 130 121,847
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27
(a)
................... 490 436,369
(1-day SOFR + 0.89%), 1.58%, 04/22/27
(a)
975 875,758
(1-day SOFR + 0.77%), 1.47%, 09/22/27
(a)
404 356,661
(3-mo. LIBOR USD + 1.38%), 3.54%,
05/01/28
(a)
................... 195 182,295
(1-day SOFR + 1.89%), 2.18%, 06/01/28
(a)
320 284,392
(1-day SOFR + 1.99%), 4.85%, 07/25/28
(a)
200 197,321
(3-mo. LIBOR USD + 1.12%), 4.01%,
04/23/29
(a)
................... 440 414,239
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(a)
225 192,967
(1-day SOFR + 2.52%), 2.96%, 05/13/31
(a)
100 85,745
(1-day SOFR + 1.26%), 2.96%, 01/25/33
(a)
200 168,483
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(a)
370 375,362
(3-mo. LIBOR USD + 1.36%), 3.88%,
07/24/38
(a)
................... 310 267,511
(1-day SOFR + 2.46%), 3.11%, 04/22/41
(a)
535 406,030
(1-day SOFR + 1.46%), 3.16%, 04/22/42
(a)
155 117,009
4.85%, 02/01/44 ................. 65 61,482
4.95%, 06/01/45 ................. 160 149,346
Lloyds Banking Group plc
4.50%, 11/04/24 ................. 400 388,318
4.58%, 12/10/25 ................. 340 325,604
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(e)
.................... 200 182,730
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24 ................. 70 68,875
1.41%, 07/17/25 ................. 600 549,347
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.54%,
04/17/26
(a)
................... 200 198,777
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64%,
10/13/27
(a)
................... 200 175,988
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
................... 200 178,879
3.96%, 03/02/28 ................. 105 99,831
3.20%, 07/18/29 ................. 200 176,659
2.05%, 07/17/30 ................. 200 162,156
Mizuho Financial Group, Inc., (1-day SOFR +
1.25%), 1.24%, 07/10/24
(a)
.......... 220 219,865
National Australia Bank Ltd.
3.91%, 06/09/27 ................. 250 239,490
4.94%, 01/12/28 ................. 250 249,862
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Group plc
(3-mo. LIBOR USD + 1.76%), 4.27%,
03/22/25
(a)
................... USD 440 $ 432,199
4.80%, 04/05/26 ................. 200 194,128
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81%,
09/13/29
(a)
................... 930 916,334
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 3.75%,
11/01/29
(a)
................... 200 187,737
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 200 174,818
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 1.84%), 5.58%, 06/12/29
(a)
.. 200 199,059
Royal Bank of Canada
3.38%, 04/14/25 ................. 150 144,401
6.00%, 11/01/27 ................. 340 348,183
Santander UK Group Holdings plc, (3-mo.
LIBOR USD + 1.57%), 4.80%, 11/15/24
(a)
. 200 198,476
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 483,766
Societe Generale SA
(a)(b)(e)
(5-Year USD Swap Rate + 5.87%), 8.00% 400 375,494
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.51%), 5.38% 400 296,792
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24 ................. 450 431,031
2.35%, 01/15/25 ................. 200 189,626
1.47%, 07/08/25 ................. 340 312,244
5.46%, 01/13/26 ................. 865 862,113
1.40%, 09/17/26 ................. 200 175,864
2.17%, 01/14/27 ................. 200 178,694
3.54%, 01/17/28 ................. 100 92,267
3.94%, 07/19/28 ................. 100 93,185
2.75%, 01/15/30 ................. 250 215,637
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 150 141,423
5.16%, 01/10/28 ................. 665 660,579
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 270 270,112
UniCredit SpA, (5-Year USD Swap Semi +
5.18%), 8.00%
(a)(c)(e)
.............. 400 390,712
US Bancorp
(1-day SOFR + 2.02%), 5.78%, 06/12/29
(a)
225 224,932
1.38%, 07/22/30 ................. 5 3,824
Wells Fargo & Co.
(3-mo. LIBOR USD + 0.75%), 2.16%,
02/11/26
(a)
................... 420 395,502
(1-day SOFR + 1.32%), 3.91%, 04/25/26
(a)
1,100 1,063,460
(1-day SOFR + 2.00%), 2.19%, 04/30/26
(a)
275 257,658
4.30%, 07/22/27 ................. 131 125,667
(1-day SOFR + 1.51%), 3.53%, 03/24/28
(a)
395 368,673
(1-day SOFR + 2.10%), 2.39%, 06/02/28
(a)
150 133,670
(1-day SOFR + 1.98%), 4.81%, 07/25/28
(a)
607 593,296
4.15%, 01/24/29 ................. 75 71,079
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
614 588,956
(1-day SOFR + 2.02%), 5.39%, 04/24/34
(a)
442 439,177
5.61%, 01/15/44 ................. 150 144,003
4.40%, 06/14/46 ................. 95 77,149
4.75%, 12/07/46 ................. 100 85,118
(1-day SOFR + 4.50%), 5.01%, 04/04/51
(a)
225 209,566
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... 210 161,151
3.13%, 11/18/41 ................. 135 91,491
46,204,684

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages — 0.3%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. USD 45 $ 43,768
4.90%, 02/01/46 ................. 1,022 976,818
Anheuser-Busch InBev Finance, Inc., 4.90%,
02/01/46 ..................... 115 109,916
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ................. 400 386,800
4.75%, 01/23/29 ................. 140 139,392
4.95%, 01/15/42 ................. 25 24,399
4.44%, 10/06/48 ................. 55 49,493
5.55%, 01/23/49 ................. 70 73,779
5.80%, 01/23/59 ................. 80 87,175
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 ................. 32 31,368
4.50%, 04/15/52 ................. 110 96,929
2,019,837
Biotechnology — 0.7%
AbbVie, Inc.
3.60%, 05/14/25 ................. 465 449,514
3.20%, 05/14/26 ................. 90 85,299
2.95%, 11/21/26 ................. 650 607,259
4.50%, 05/14/35 ................. 225 213,772
4.05%, 11/21/39 ................. 215 187,192
4.70%, 05/14/45 ................. 100 91,363
4.45%, 05/14/46 ................. 230 202,514
4.88%, 11/14/48 ................. 150 141,753
4.25%, 11/21/49 ................. 126 108,754
Amgen, Inc.
2.60%, 08/19/26 ................. 175 162,022
5.15%, 03/02/28 ................. 770 769,307
2.00%, 01/15/32 ................. 120 94,769
5.25%, 03/02/33 ................. 275 275,351
4.40%, 05/01/45 ................. 30 25,983
4.56%, 06/15/48 ................. 35 31,009
3.00%, 01/15/52 ................. 150 100,004
4.20%, 02/22/52 ................. 85 70,327
4.88%, 03/01/53 ................. 340 312,833
5.65%, 03/02/53 ................. 120 121,525
2.77%, 09/01/53 ................. 40 24,853
4.40%, 02/22/62 ................. 143 117,364
5.75%, 03/02/63 ................. 60 60,866
Gilead Sciences, Inc.
3.65%, 03/01/26 ................. 460 442,526
4.80%, 04/01/44 ................. 25 23,864
4.50%, 02/01/45 ................. 82 74,793
4.75%, 03/01/46 ................. 229 215,531
2.80%, 10/01/50 ................. 405 273,944
5,284,291
Broadline Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 300 192,592
Amazon.com, Inc.
1.20%, 06/03/27 ................. 120 105,287
3.15%, 08/22/27 ................. 405 381,048
3.88%, 08/22/37 ................. 19 17,350
4.05%, 08/22/47 ................. 30 26,909
3.10%, 05/12/51 ................. 144 107,404
3.95%, 04/13/52 ................. 105 91,516
2.70%, 06/03/60 ................. 110 70,715
3.25%, 05/12/61 ................. 245 177,252
4.10%, 04/13/62 ................. 110 94,705
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 25 20,413
eBay, Inc., 5.95%, 11/22/27 ........... 33 33,802
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 42 39,900
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. USD 54 $ 49,604
5.63%, 02/15/29 ................. 27 25,316
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 23 21,408
1,455,221
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 90 85,177
6.38%, 06/15/30 ................. 11 10,882
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 40 37,800
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,457
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 30 30,263
4.63%, 12/15/25 ................. 23 22,281
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 23 21,924
3.50%, 02/15/30 ................. 29 24,360
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 10 9,100
9.75%, 07/15/28 ................. 15 14,470
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 108 101,849
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 46 43,840
4.75%, 01/15/28 ................. 4 3,725
4.38%, 07/15/30 ................. 51 44,171
3.38%, 01/15/31 ................. 35 28,177
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 16 15,116
502,592
Capital Markets — 2.7%
AerCap Ireland Capital DAC, 5.75%, 06/06/28 585 580,161
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 23 23,574
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.15%), 3.99%, 06/13/28
(a)
.... 324 310,482
Blackstone Holdings Finance Co. LLC, 6.20%,
04/22/33
(b)
.................... 24 24,513
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 21 20,946
3.25%, 03/15/27 ................. 67 57,896
Charles Schwab Corp. (The)
3.63%, 04/01/25 ................. 200 192,253
3.20%, 03/02/27 ................. 155 142,537
3.30%, 04/01/27 ................. 100 92,531
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 53 46,455
Credit Suisse AG
3.70%, 02/21/25 ................. 500 477,802
2.95%, 04/09/25 ................. 400 375,889
Deutsche Bank AG
(a)
(1-day SOFR + 2.16%), 2.22%, 09/18/24 740 730,631
(1-day SOFR + 1.13%), 1.45%, 04/01/25 555 527,382
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(e)
............... 800 638,320
(1-day SOFR + 3.19%), 6.12%, 07/14/26 150 148,330
(1-day SOFR + 1.87%), 2.13%, 11/24/26 150 133,458
(1-day SOFR + 1.32%), 2.55%, 01/07/28 240 208,106
(1-day SOFR + 3.18%), 6.72%, 01/18/29 405 405,577
(1-day SOFR + 3.65%), 7.08%, 02/10/34 215 198,882
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/24 ................. 400 399,329
3.50%, 04/01/25 ................. 470 451,478

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. LIBOR USD + 1.20%), 3.27%,
09/29/25
(a)
................... USD 345 $ 333,330
(1-day SOFR + 0.61%), 0.86%, 02/12/26
(a)
100 92,145
3.50%, 11/16/26 ................. 245 229,688
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
100 89,114
(1-day SOFR + 0.80%), 1.43%, 03/09/27
(a)
760 679,064
(1-day SOFR + 1.73%), 4.48%, 08/23/28
(a)
719 695,141
(3-mo. LIBOR USD + 1.16%), 3.81%,
04/23/29
(a)
................... 75 69,621
(3-mo. LIBOR USD + 1.30%), 4.22%,
05/01/29
(a)
................... 275 259,735
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
285 233,734
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
100 80,100
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
250 203,782
6.13%, 02/15/33 ................. 90 96,656
(1-day SOFR + 1.41%), 3.10%, 02/24/33
(a)
259 218,791
6.45%, 05/01/36 ................. 75 78,352
6.75%, 10/01/37 ................. 45 48,399
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 80 74,746
4.00%, 09/15/27 ................. 184 179,151
4.60%, 03/15/33 ................. 175 169,612
4.25%, 09/21/48 ................. 5 4,330
5.20%, 06/15/62 ................. 70 69,164
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d)(f)(g)
.................. 203 —
Morgan Stanley
(a)
(1-day SOFR + 1.16%), 3.62%, 04/17/25 335 328,343
(1-day SOFR + 1.15%), 2.72%, 07/22/25 454 437,786
(1-day SOFR + 1.99%), 2.19%, 04/28/26 5 4,694
(1-day SOFR + 0.72%), 0.99%, 12/10/26 300 267,482
(1-day SOFR + 0.88%), 1.59%, 05/04/27 1,110 993,692
(1-day SOFR + 0.86%), 1.51%, 07/20/27 805 713,204
(1-day SOFR + 1.00%), 2.48%, 01/21/28 250 225,609
(1-day SOFR + 1.61%), 4.21%, 04/20/28 1,200 1,152,775
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28 .................... 75 69,202
(1-day SOFR + 1.73%), 5.12%, 02/01/29 410 404,357
(1-day SOFR + 1.59%), 5.16%, 04/20/29 445 439,565
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 205 195,044
(1-day SOFR + 3.12%), 3.62%, 04/01/31 165 148,680
(1-day SOFR + 1.02%), 1.93%, 04/28/32 60 46,838
(1-day SOFR + 1.29%), 2.94%, 01/21/33 105 87,279
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38 .................... 20 19,741
(1-day SOFR + 1.49%), 3.22%, 04/22/42 55 41,706
(1-day SOFR + 1.43%), 2.80%, 01/25/52 40 26,246
Nasdaq, Inc.
5.35%, 06/28/28 ................. 250 250,361
5.55%, 02/15/34 ................. 325 326,278
5.95%, 08/15/53 ................. 130 133,106
Nomura Holdings, Inc., 5.71%, 01/09/26 ... 200 198,215
Northern Trust Corp.
3.15%, 05/03/29 ................. 50 45,321
6.13%, 11/02/32 ................. 57 59,094
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 59 54,672
3.40%, 07/15/26 ................. 12 10,629
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 25 24,057
7.75%, 09/16/27
(b)
................ 45 44,772
S&P Global, Inc.
2.90%, 03/01/32 ................. 105 91,009
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.25%, 12/01/49 ................. USD 35 $ 26,310
State Street Corp.
(a)
(3-mo. LIBOR USD + 0.77%), 3.78%,
12/03/24 .................... 55 54,473
(3-mo. LIBOR USD + 1.00%), 6.55%,
06/15/47 .................... 1,788 1,466,843
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 1.01%,
07/30/24 .................... 255 253,938
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(e)
..................... 520 416,286
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70%,
08/05/27 .................... 700 669,046
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96%,
01/12/34 .................... 420 417,795
20,235,635
Chemicals — 0.3%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 46,134
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 17 13,579
Avient Corp., 7.13%, 08/01/30
(b)
........ 36 36,411
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 150 127,687
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 22 20,216
4.63%, 11/15/29 ................. 12 10,141
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 110 108,989
5.42%, 11/15/48 ................. 61 60,140
Eastman Chemical Co.
5.75%, 03/08/33 ................. 380 379,540
4.80%, 09/01/42 ................. 65 56,552
Ecolab, Inc., 2.70%, 12/15/51 ......... 190 125,946
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 245 213,732
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 32 31,488
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 155,000
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 75 65,352
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 22,198
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
70 46,200
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 24 20,045
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 241 217,920
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
25 22,750
Nutrien Ltd.
5.90%, 11/07/24 ................. 65 65,019
4.90%, 03/27/28 ................. 130 127,503
5.80%, 03/27/53 ................. 35 35,118
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 40,309
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 10 7,820
4.38%, 02/01/32 ................. 10 7,874
Sherwin-Williams Co. (The)
4.25%, 08/08/25 ................. 116 113,583
2.30%, 05/15/30 ................. 45 37,786
4.50%, 06/01/47 ................. 100 87,554
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 57 45,294
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 10 9,274
5.63%, 08/15/29 ................. 214 175,330

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
7.38%, 03/01/31 ................. USD 25 $ 24,500
2,556,984
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
13 11,115
Allied Universal Holdco LLC
(b)
9.75%, 07/15/27 ................. 12 10,608
4.63%, 06/01/28 ................. 407 343,469
6.00%, 06/01/29 ................. 200 147,581
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 22 18,975
4.75%, 10/15/29 ................. 17 15,310
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 33 32,339
5.75%, 07/15/29 ................. 53 45,999
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 26 25,619
6.38%, 05/01/25 ................. 61 60,944
5.00%, 02/01/28 ................. 47 44,299
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 13,834
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 28 26,811
6.38%, 02/01/31 ................. 20 20,125
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 67 57,955
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 56 51,240
9.50%, 11/01/27 ................. 10 9,661
7.75%, 02/15/28 ................. 59 58,564
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 21 20,265
3.75%, 08/01/25 ................. 26 24,736
5.13%, 12/15/26 ................. 24 23,155
3.50%, 09/01/28 ................. 65 57,849
4.75%, 06/15/29 ................. 94 85,879
4.38%, 08/15/29 ................. 65 57,873
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 24,300
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 165 133,635
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 45 41,310
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 18 17,852
5.75%, 04/15/26 ................. 22 21,596
6.25%, 01/15/28 ................. 59 55,271
Republic Services, Inc.
0.88%, 11/15/25 ................. 40 35,986
4.88%, 04/01/29 ................. 270 269,571
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 116 107,532
1,971,258
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 7 6,525
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 26 24,231
8.25%, 03/01/27 ................. 63 50,399
7.13%, 07/01/28 ................. 43 30,530
4.75%, 09/01/29 ................. 85 67,014
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 125 121,228
2.30%, 11/15/30 ................. 73 58,967
2.75%, 05/24/31 ................. 240 196,622
5.50%, 09/01/44 ................. 10 9,492
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 97 93,992
5.63%, 04/15/27 ................. 9 8,403
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... USD 47 $ 39,936
707,339
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 67 60,032
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 31,787
91,819
Consumer Finance — 1.5%
AerCap Ireland Capital DAC
4.88%, 01/16/24 ................. 175 173,770
3.50%, 01/15/25 ................. 1,410 1,349,946
4.45%, 10/01/25 ................. 270 259,715
Ally Financial, Inc.
5.75%, 11/20/25 ................. 234 225,357
(1-day SOFR + 3.26%), 6.99%, 06/13/29
(a)
695 686,315
American Express Co.
3.95%, 08/01/25 ................. 900 873,506
3.13%, 05/20/26 ................. 475 450,041
2.55%, 03/04/27 ................. 345 314,091
American Honda Finance Corp., 1.30%,
09/09/26 ..................... 125 111,312
Capital One Financial Corp.
3.75%, 04/24/24 ................. 230 225,062
(1-day SOFR + 0.69%), 1.34%, 12/06/24
(a)
430 418,770
4.25%, 04/30/25 ................. 185 178,587
(1-day SOFR + 1.37%), 4.17%, 05/09/25
(a)
215 209,436
(1-day SOFR + 1.29%), 2.64%, 03/03/26
(a)
562 524,781
(1-day SOFR + 0.86%), 1.88%, 11/02/27
(a)
35 29,982
3.80%, 01/31/28 ................. 375 344,598
(1-day SOFR + 2.08%), 5.47%, 02/01/29
(a)
325 311,338
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(a)
155 153,956
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(a)
175 123,587
(1-day SOFR + 1.27%), 2.62%, 11/02/32
(a)
25 19,258
(1-day SOFR + 2.60%), 5.82%, 02/01/34
(a)
185 176,504
(1-day SOFR + 2.86%), 6.38%, 06/08/34
(a)
225 223,388
Caterpillar Financial Services Corp., 2.40%,
08/09/26 ..................... 100 92,854
Discover Financial Services, 6.70%, 11/29/32 25 25,756
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ................. 400 397,179
3.38%, 11/13/25 ................. 255 237,118
2.70%, 08/10/26 ................. 200 178,555
6.80%, 05/12/28 ................. 200 200,183
7.35%, 03/06/30 ................. 200 204,248
General Motors Financial Co., Inc.
4.00%, 01/15/25 ................. 50 48,457
4.35%, 04/09/25 ................. 535 521,007
4.30%, 07/13/25 ................. 35 33,947
1.25%, 01/08/26 ................. 40 35,688
4.35%, 01/17/27 ................. 480 460,167
6.00%, 01/09/28 ................. 155 156,242
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(h)
..... 38 34,593
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(b)
.................... 14 14,195
Navient Corp.
5.88%, 10/25/24 ................. 2 1,965
5.50%, 03/15/29 ................. 5 4,263
9.38%, 07/25/30 ................. 20 19,893
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,901
7.13%, 03/15/26 ................. 38 37,335
6.63%, 01/15/28 ................. 27 25,468
5.38%, 11/15/29 ................. 35 29,755
4.00%, 09/15/30 ................. 37 28,490

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
SLM Corp., 3.13%, 11/02/26 .......... USD 44 $ 38,060
Synchrony Financial
4.25%, 08/15/24 ................. 200 192,826
4.88%, 06/13/25 ................. 3 2,851
4.50%, 07/23/25 ................. 72 67,876
3.95%, 12/01/27 ................. 90 78,408
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 275 237,727
2.15%, 02/13/30 ................. 190 162,544
1.90%, 09/12/31 ................. 75 60,331
11,021,182
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 817 729,851
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 102 94,204
4.63%, 01/15/27 ................. 4 3,790
5.88%, 02/15/28 ................. 16 15,548
6.50%, 02/15/28 ................. 20 20,033
3.50%, 03/15/29 ................. 20 17,313
4.88%, 02/15/30 ................. 26 24,004
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 41 36,503
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
28 23,209
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 25 22,888
4.63%, 06/01/30 ................. 37 33,161
Walmart, Inc., 2.65%, 09/22/51 ........ 135 95,890
1,116,394
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 200 162,029
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 200 196,473
4.00%, 09/01/29 ................. 200 158,399
Ball Corp., 6.00%, 06/15/29 .......... 25 24,813
Berry Global, Inc., 1.57%, 01/15/26 ...... 605 545,550
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 128 122,073
8.75%, 04/15/30 ................. 65 57,377
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 18 18,608
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 8,537
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 15 14,262
3.50%, 03/15/28 ................. 23 20,567
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 40 36,379
9.50%, 11/01/28 ................. 61 62,061
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 462 459,001
9.25%, 04/15/27 ................. 12 11,076
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. 6 5,941
7.25%, 05/15/31 ................. 30 30,375
Sealed Air Corp., 6.13%, 02/01/28
(b)
..... 28 27,794
Sonoco Products Co., 2.25%, 02/01/27 ... 135 120,619
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
15 15,555
Trivium Packaging Finance BV
(b)(i)
5.50%, 08/15/26 ................. 200 192,031
8.50%, 08/15/27 ................. 200 192,523
WestRock MWV LLC, 8.20%, 01/15/30 .... 125 143,329
WRKCo, Inc.
3.75%, 03/15/25 ................. 155 149,104
4.65%, 03/15/26 ................. 315 305,623
4.90%, 03/15/29 ................. 125 120,899
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
3.00%, 06/15/33 ................. USD 325 $ 264,295
3,465,293
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 24 20,488
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 55 51,150
Resideo Funding, Inc., 4.00%, 09/01/29 ... 23 19,081
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 11 11,087
101,806
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 445 443,853
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 29 25,016
Northwestern University, 4.64%, 12/01/44 .. 105 101,579
Service Corp. International, 4.00%, 05/15/31 99 84,747
Sotheby's, 7.38%, 10/15/27
(b)
.......... 355 319,284
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 18,381
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... 75 63,664
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 85 74,021
1,130,545
Diversified REITs — 0.4%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 28 20,541
GLP Capital LP
4.00%, 01/15/30 ................. 115 99,666
3.25%, 01/15/32 ................. 32 25,837
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 46 41,227
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 23 19,854
Prologis LP
4.88%, 06/15/28 ................. 260 257,644
5.13%, 01/15/34 ................. 495 491,466
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
46 46,471
Simon Property Group LP, 5.50%, 03/08/33 . 285 282,970
VICI Properties LP
5.63%, 05/01/24
(b)
................ 300 298,151
3.50%, 02/15/25
(b)
................ 436 416,599
4.38%, 05/15/25 ................. 30 28,994
4.63%, 06/15/25
(b)
................ 12 11,595
4.25%, 12/01/26
(b)
................ 7 6,548
4.75%, 02/15/28 ................. 200 189,367
4.95%, 02/15/30 ................. 85 79,737
5.13%, 05/15/32 ................. 485 453,787
5.63%, 05/15/52 ................. 45 40,086
2,810,540
Diversified Telecommunication Services — 0.9%
Altice France SA, 5.13%, 07/15/29
(b)
..... 380 269,752
AT&T, Inc.
1.70%, 03/25/26 ................. 244 222,404
3.80%, 02/15/27 ................. 200 191,037
4.35%, 03/01/29 ................. 140 134,491
2.55%, 12/01/33 ................. 23 18,066
4.50%, 05/15/35 ................. 655 602,143
4.85%, 03/01/39 ................. 100 91,993
3.50%, 06/01/41 ................. 200 153,537
4.65%, 06/01/44 ................. 17 14,810
3.65%, 06/01/51 ................. 155 113,789
3.55%, 09/15/55 ................. 220 154,015
3.80%, 12/01/57 ................. 71 51,404
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. 34 30,977
6.38%, 09/01/29 ................. 113 106,464

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.75%, 03/01/30 ................. USD 28 $ 23,942
7.38%, 03/01/31 ................. 224 218,273
4.75%, 02/01/32 ................. 92 75,024
4.25%, 01/15/34 ................. 114 86,157
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 75 68,832
5.00%, 05/01/28 ................. 86 74,202
8.75%, 05/15/30 ................. 153 149,538
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 200 184,329
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 125 106,063
10.50%, 05/15/30 ................ 103 104,507
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
103 76,757
Sprint Capital Corp., 6.88%, 11/15/28 ..... 625 662,496
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 5 4,242
6.00%, 09/30/34 ................. 31 25,000
7.20%, 07/18/36 ................. 25 21,488
7.72%, 06/04/38 ................. 17 15,032
Telefonica Emisiones SA
4.10%, 03/08/27 ................. 150 143,915
5.52%, 03/01/49 ................. 150 134,813
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 64 63,492
Verizon Communications, Inc.
3.00%, 03/22/27 ................. 380 354,582
2.10%, 03/22/28 ................. 100 87,847
1.50%, 09/18/30 ................. 100 79,030
2.55%, 03/21/31 ................. 100 83,493
4.40%, 11/01/34 ................. 150 138,446
4.27%, 01/15/36 ................. 610 549,999
2.65%, 11/20/40 ................. 250 173,899
3.40%, 03/22/41 ................. 410 316,441
2.85%, 09/03/41 ................. 130 92,459
2.99%, 10/30/56 ................. 100 63,516
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 319 225,295
6.13%, 03/01/28 ................. 119 74,359
6,632,350
Electric Utilities — 2.6%
Alabama Power Co.
3.94%, 09/01/32 ................. 250 230,783
3.75%, 03/01/45 ................. 25 19,649
American Electric Power Co., Inc., 5.70%,
08/15/25
(a)
.................... 500 496,620
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 50 42,471
3.20%, 09/15/49 ................. 50 36,199
2.90%, 06/15/50 ................. 95 63,331
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 100 86,479
4.95%, 04/01/33 ................. 140 139,749
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 190 161,487
6.10%, 06/01/37 ................. 24 25,151
3.75%, 06/01/45 ................. 100 78,663
3.70%, 12/01/47 ................. 60 47,022
3.95%, 03/15/48 ................. 50 40,741
3.20%, 08/15/49 ................. 234 168,306
3.45%, 04/15/51 ................. 25 18,268
Duke Energy Corp.
5.00%, 12/08/25 ................. 200 198,579
2.65%, 09/01/26 ................. 560 517,567
5.00%, 12/08/27 ................. 150 148,978
2.55%, 06/15/31 ................. 100 82,398
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... USD 335 $ 248,746
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 395 341,023
1.75%, 06/15/30 ................. 140 113,882
2.40%, 12/15/31 ................. 75 61,594
6.40%, 06/15/38 ................. 115 126,133
5.65%, 04/01/40 ................. 50 51,550
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 313 286,972
4.10%, 05/15/42 ................. 150 126,668
4.10%, 03/15/43 ................. 25 20,961
2.50%, 08/15/50 ................. 30 18,618
5.35%, 03/15/53 ................. 170 171,081
Edison International
4.70%, 08/15/25 ................. 390 380,962
5.75%, 06/15/27 ................. 100 100,005
5.25%, 11/15/28 ................. 280 272,465
6.95%, 11/15/29 ................. 175 184,078
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 75 76,534
Emera US Finance LP, 0.83%, 06/15/24 ... 265 250,596
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 465 410,509
Eversource Energy
Series H, 3.15%, 01/15/25 .......... 250 240,193
4.75%, 05/15/26 ................. 135 132,312
5.45%, 03/01/28 ................. 360 362,414
Exelon Corp.
3.40%, 04/15/26 ................. 100 95,011
2.75%, 03/15/27 ................. 40 36,602
5.15%, 03/15/28 ................. 200 199,090
4.05%, 04/15/30 ................. 50 46,724
4.70%, 04/15/50 ................. 70 61,862
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(a)(i)
........ 185 175,719
2.65%, 03/01/30 ................. 210 177,108
Series C, 5.10%, 07/15/47
(a)(i)
........ 18 16,146
Series C, 3.40%, 03/01/50 .......... 10 6,892
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 205 199,894
5.45%, 07/15/44 ................. 109 100,793
Florida Power & Light Co.
5.96%, 04/01/39 ................. 50 54,016
4.13%, 02/01/42 ................. 120 105,294
3.70%, 12/01/47 ................. 25 20,274
3.15%, 10/01/49 ................. 60 43,740
2.88%, 12/04/51 ................. 97 67,049
Georgia Power Co., 4.70%, 05/15/32 ..... 480 463,967
Interstate Power & Light Co.
3.25%, 12/01/24 ................. 100 96,524
3.50%, 09/30/49 ................. 25 18,181
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 225 208,949
4.25%, 07/15/49 ................. 260 221,085
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 265 250,515
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25
(a)
................ 85 85,320
1.88%, 01/15/27 ................. 140 124,791
3.55%, 05/01/27 ................. 300 282,596
4.63%, 07/15/27 ................. 350 342,232
1.90%, 06/15/28 ................. 250 214,248

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.25%, 06/01/30 ................. USD 100 $ 83,172
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 1,032 866,394
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 4 3,820
Northern States Power Co.
2.90%, 03/01/50 ................. 62 42,707
2.60%, 06/01/51 ................. 60 38,472
4.50%, 06/01/52 ................. 140 126,036
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 145 122,193
5.75%, 01/15/28 ................. 6 5,686
7.00%, 03/15/33
(b)
................ 30 30,248
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 200 170,859
5.00%, 06/01/33 ................. 220 215,829
4.00%, 06/01/49 ................. 120 97,144
Series R, 2.90%, 10/01/51 .......... 120 79,641
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 ................. 240 233,450
4.30%, 05/15/28
(b)
................ 210 204,278
2.75%, 05/15/30 ................. 132 115,722
4.10%, 11/15/48 ................. 116 99,196
2.70%, 11/15/51 ................. 150 97,148
Pacific Gas & Electric Co.
3.40%, 08/15/24 ................. 190 183,842
3.45%, 07/01/25 ................. 274 258,703
3.30%, 12/01/27 ................. 150 131,503
3.30%, 12/01/27 ................. 140 122,737
3.00%, 06/15/28 ................. 150 129,288
6.10%, 01/15/29 ................. 35 34,437
2.50%, 02/01/31 ................. 135 105,689
6.40%, 06/15/33 ................. 45 44,754
4.50%, 07/01/40 ................. 50 38,871
4.45%, 04/15/42 ................. 85 64,170
4.00%, 12/01/46 ................. 46 30,830
4.95%, 07/01/50 ................. 372 292,173
3.50%, 08/01/50 ................. 175 111,318
5.25%, 03/01/52 ................. 130 105,577
6.75%, 01/15/53 ................. 25 24,672
6.70%, 04/01/53 ................. 140 137,443
PacifiCorp
2.90%, 06/15/52 ................. 175 109,051
5.35%, 12/01/53 ................. 200 182,702
5.50%, 05/15/54 ................. 40 37,528
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 73 66,673
PECO Energy Co.
4.90%, 06/15/33 ................. 330 329,391
2.85%, 09/15/51 ................. 35 23,060
4.38%, 08/15/52 ................. 108 95,376
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 20,933
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 106,225
Public Service Co. of Colorado
3.80%, 06/15/47 ................. 60 47,126
Series 34, 3.20%, 03/01/50 ......... 60 42,345
Series 36, 2.70%, 01/15/51 ......... 25 15,822
Public Service Electric & Gas Co.
3.00%, 05/15/27 ................. 90 84,121
4.90%, 12/15/32 ................. 395 394,453
4.65%, 03/15/33 ................. 305 299,228
2.05%, 08/01/50 ................. 28 16,478
3.00%, 03/01/51 ................. 127 89,272
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern California Edison Co.
Series E, 3.70%, 08/01/25 .......... USD 25 $ 24,065
Series D, 4.70%, 06/01/27 .......... 115 113,043
5.95%, 11/01/32 ................. 150 157,005
4.00%, 04/01/47 ................. 46 36,523
Series C, 4.13%, 03/01/48 .......... 9 7,300
Series B, 4.88%, 03/01/49 .......... 65 58,384
3.65%, 02/01/50 ................. 75 55,812
Series 20A, 2.95%, 02/01/51 ........ 75 49,113
Series H, 3.65%, 06/01/51 .......... 135 100,119
3.45%, 02/01/52 ................. 100 71,520
Series E, 5.45%, 06/01/52 .......... 155 150,582
5.70%, 03/01/53 ................. 100 99,978
Southern Co. (The)
4.48%, 08/01/24
(a)(i)
............... 710 697,031
Series 21-B, 1.75%, 03/15/28 ........ 150 128,052
Tampa Electric Co.
4.45%, 06/15/49 ................. 100 84,748
3.45%, 03/15/51 ................. 35 25,026
Virginia Electric & Power Co.
Series A, 3.80%, 04/01/28 .......... 90 85,265
8.88%, 11/15/38 ................. 205 272,539
4.45%, 02/15/44 ................. 100 85,673
2.45%, 12/15/50 ................. 125 74,824
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 520 506,977
5.50%, 09/01/26 ................. 15 14,434
5.00%, 07/31/27 ................. 7 6,552
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 237,447
19,844,157
Electrical Equipment — 0.0%
(b)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. 20 20,026
6.05%, 04/15/28 ................. 54 53,606
6.30%, 02/15/30 ................. 45 44,867
6.40%, 04/15/33 ................. 29 28,975
Sensata Technologies BV, 5.00%, 10/01/25 . 4 3,916
Vertiv Group Corp., 4.13%, 11/15/28 ..... 93 83,791
235,181
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.05%, 03/01/25 ....... 45 42,472
CDW LLC, 3.25%, 02/15/29 .......... 16 13,709
Coherent Corp., 5.00%, 12/15/29
(b)
...... 82 74,014
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 77 68,857
3.75%, 02/15/31 ................. 11 9,411
208,463
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 105 100,800
6.25%, 04/01/28 ................. 64 60,087
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 46 44,757
Halliburton Co.
3.80%, 11/15/25 ................. 2 1,932
2.92%, 03/01/30 ................. 165 144,980
5.00%, 11/15/45 ................. 85 76,908
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 27 25,205
7.50%, 01/15/28 ................. 65 56,879
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 171 165,480
7.38%, 05/15/27
(b)
................ 24 22,837
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 44 44,734
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 11 9,939

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... USD 40 $ 36,810
Tervita Corp., 11.00%, 12/01/25
(b)
....... 14 14,852
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 32 32,680
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 18 17,100
11.50%, 01/30/27 ................ 6 6,217
8.75%, 02/15/30 ................. 159 161,385
USA Compression Partners LP
6.88%, 04/01/26 ................. 63 61,715
6.88%, 09/01/27 ................. 54 51,564
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 71 71,238
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. 176 178,752
8.38%, 06/01/31 ................. 271 273,213
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 28 28,121
8.63%, 04/30/30 ................. 100 101,524
1,789,709
Entertainment — 0.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 39 28,244
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 9 8,860
5.63%, 03/15/26 ................. 4 3,907
6.50%, 05/15/27 ................. 235 236,251
4.75%, 10/15/27 ................. 74 69,005
Netflix, Inc.
4.88%, 04/15/28 ................. 350 346,139
4.88%, 06/15/30
(b)
................ 360 354,274
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 30 26,625
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 48,330
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 92 88,447
3.50%, 05/13/40 ................. 126 104,178
1,314,260
Financial Services — 0.8%
Block, Inc.
2.75%, 06/01/26 ................. 94 85,586
3.50%, 06/01/31 ................. 196 162,332
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 39 38,311
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................ 113 100,778
Fiserv, Inc.
2.75%, 07/01/24 ................. 265 257,107
3.20%, 07/01/26 ................. 490 459,798
3.50%, 07/01/29 ................. 100 91,274
4.40%, 07/01/49 ................. 90 76,048
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 6 6,022
8.00%, 06/15/28 ................. 6 6,003
Global Payments, Inc.
2.65%, 02/15/25 ................. 145 137,522
1.20%, 03/01/26 ................. 1,065 946,439
4.80%, 04/01/26 ................. 50 48,810
2.15%, 01/15/27 ................. 60 53,331
3.20%, 08/15/29 ................. 296 257,279
5.40%, 08/15/32 ................. 136 132,523
4.15%, 08/15/49 ................. 115 86,082
5.95%, 08/15/52 ................. 101 96,642
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 118 105,797
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 200 163,963
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 500 445,784
Security
Par (000)
Par (000) Value
Financial Services (continued)
Mastercard, Inc.
3.35%, 03/26/30 ................. USD 95 $ 88,526
3.65%, 06/01/49 ................. 5 4,160
3.85%, 03/26/50 ................. 45 38,735
MGIC Investment Corp., 5.25%, 08/15/28 .. 31 29,241
National Rural Utilities Cooperative Finance
Corp., 4.45%, 03/13/26 ............ 200 196,917
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 18 16,745
5.13%, 12/15/30 ................. 31 25,147
5.75%, 11/15/31 ................. 21 17,251
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 1,035 926,293
PayPal Holdings, Inc.
2.85%, 10/01/29 ................. 50 44,337
2.30%, 06/01/30 ................. 100 84,776
4.40%, 06/01/32 ................. 125 120,444
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 129 114,165
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 6 5,595
7.38%, 09/01/25 ................. 52 46,156
Shell International Finance BV
2.38%, 11/07/29 ................. 10 8,735
2.75%, 04/06/30 ................. 10 8,929
3.63%, 08/21/42 ................. 25 20,710
3.00%, 11/26/51 ................. 15 10,567
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 70 65,644
Shift4 Payments, Inc., 0.00%, 12/15/25
(j)(k)
.. 7 7,602
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 500 380,786
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 315 315,974
6,334,866
Food Products — 0.2%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 149 148,257
4.63%, 11/15/28 ................. 147 133,770
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 84 82,039
General Mills, Inc.
4.00%, 04/17/25 ................. 95 92,580
2.25%, 10/14/31 ................. 10 8,202
4.95%, 03/29/33 ................. 195 193,258
Kraft Heinz Foods Co.
3.00%, 06/01/26 ................. 65 61,333
3.88%, 05/15/27 ................. 78 74,889
4.38%, 06/01/46 ................. 66 56,090
4.88%, 10/01/49 ................. 351 320,276
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 88 84,281
4.13%, 01/31/30 ................. 12 10,724
4.38%, 01/31/32 ................. 23 20,545
McCormick & Co., Inc., 0.90%, 02/15/26 ... 145 129,262
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 9 8,305
4.50%, 09/15/31 ................. 7 5,978
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 32 25,639
1,455,428
Gas Utilities — 0.0%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 36 36,562
Atmos Energy Corp.
2.63%, 09/15/29 ................. 40 35,162
2.85%, 02/15/52 ................. 125 84,403
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 35 35,175
ONE Gas, Inc., 1.10%, 03/11/24 ........ 129 124,803

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... USD 34 $ 28,463
344,568
Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. 5 5,288
5.40%, 06/01/41 ................. 100 101,967
5.15%, 09/01/43 ................. 125 123,700
4.90%, 04/01/44 ................. 90 87,046
3.55%, 02/15/50 ................. 75 59,497
3.30%, 09/15/51 ................. 75 55,970
2.88%, 06/15/52 ................. 90 61,527
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 180 167,550
Canadian Pacific Railway Co.
1.75%, 12/02/26 ................. 45 40,449
2.05%, 03/05/30 ................. 30 25,165
3.10%, 12/02/51 ................. 170 120,489
CSX Corp.
3.25%, 06/01/27 ................. 60 56,457
4.10%, 11/15/32 ................. 45 42,567
4.30%, 03/01/48 ................. 80 69,609
2.50%, 05/15/51 ................. 75 47,618
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 25 22,563
5.00%, 12/01/29 ................. 19 15,706
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 38 34,010
Norfolk Southern Corp.
2.90%, 06/15/26 ................. 175 164,601
3.80%, 08/01/28 ................. 243 229,788
4.45%, 03/01/33 ................. 200 191,370
4.15%, 02/28/48 ................. 30 25,201
3.05%, 05/15/50 ................. 140 96,793
3.70%, 03/15/53 ................. 175 134,713
3.16%, 05/15/55 ................. 80 54,688
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 745 712,626
1.20%, 11/15/25 ................. 150 133,410
4.20%, 04/01/27 ................. 100 93,605
5.88%, 11/15/27 ................. 305 302,374
Ryder System, Inc.
3.65%, 03/18/24 ................. 270 265,503
2.90%, 12/01/26 ................. 250 229,029
2.85%, 03/01/27 ................. 135 123,332
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
.................... 200 174,760
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 77 77,921
0.00%, 12/15/25
(j)(k)
............... 48 43,777
8.00%, 11/01/26
(b)
................ 107 109,045
7.50%, 09/15/27
(b)
................ 121 123,765
6.25%, 01/15/28
(b)
................ 57 56,718
4.50%, 08/15/29
(b)
................ 152 139,901
Union Pacific Corp.
3.00%, 04/15/27 ................. 100 93,987
3.55%, 08/15/39 ................. 40 33,537
4.30%, 03/01/49 ................. 10 8,784
3.80%, 10/01/51 ................. 80 65,520
3.50%, 02/14/53 ................. 35 27,043
3.95%, 08/15/59 ................. 25 20,219
3.84%, 03/20/60 ................. 118 93,864
3.84%, 03/20/60
(b)
................ 100 79,545
3.80%, 04/06/71 ................. 100 76,281
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 26 25,807
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. USD 31 $ 31,677
XPO, Inc., 6.25%, 06/01/28
(b)
.......... 19 18,681
5,195,043
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 68 66,296
4.75%, 11/30/36 ................. 150 150,592
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 127 117,719
3.88%, 11/01/29 ................. 33 28,893
Baxter International, Inc.
1.92%, 02/01/27 ................. 37 32,864
2.54%, 02/01/32 ................. 295 238,957
Becton Dickinson & Co.
3.73%, 12/15/24 ................. 52 50,482
3.70%, 06/06/27 ................. 374 355,590
Embecta Corp., 6.75%, 02/15/30
(b)
...... 35 31,366
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 40 42,990
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 81 70,394
5.25%, 10/01/29 ................. 246 213,454
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 190 185,445
4.50%, 03/30/33 ................. 220 215,623
Teleflex, Inc., 4.63%, 11/15/27 ......... 28 26,390
1,827,055
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
13 12,433
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 20 17,325
5.13%, 03/01/30 ................. 10 8,100
Aetna, Inc.
4.13%, 11/15/42 ................. 50 41,046
3.88%, 08/15/47 ................. 211 164,455
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
62 53,458
Banner Health, Series 2020, 3.18%, 01/01/50 25 17,918
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 29 18,125
Centene Corp.
2.45%, 07/15/28 ................. 25 21,369
2.50%, 03/01/31 ................. 139 110,848
2.63%, 08/01/31 ................. 4 3,188
Cigna Group (The), 3.40%, 03/01/27 ..... 41 38,623
CommonSpirit Health
3.35%, 10/01/29 ................. 200 175,950
2.78%, 10/01/30 ................. 40 33,627
3.91%, 10/01/50 ................. 205 158,388
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 37 32,606
6.00%, 01/15/29 ................. 129 108,521
5.25%, 05/15/30 ................. 62 48,839
4.75%, 02/15/31 ................. 34 25,697
CVS Health Corp.
5.00%, 02/20/26 ................. 350 348,375
3.63%, 04/01/27 ................. 50 47,464
1.30%, 08/21/27 ................. 75 64,544
4.30%, 03/25/28 ................. 280 270,038
3.75%, 04/01/30 ................. 100 91,728
5.13%, 07/20/45 ................. 175 161,898
5.05%, 03/25/48 ................. 45 41,478
Elevance Health, Inc.
2.38%, 01/15/25 ................. 815 774,715
4.10%, 03/01/28 ................. 320 307,156
2.25%, 05/15/30 ................. 15 12,565
5.50%, 10/15/32 ................. 210 215,882

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.65%, 01/15/43 ................. USD 155 $ 141,607
3.70%, 09/15/49 ................. 1 775
3.13%, 05/15/50 ................. 126 87,854
6.10%, 10/15/52 ................. 30 32,864
Encompass Health Corp.
4.50%, 02/01/28 ................. 7 6,512
4.75%, 02/01/30 ................. 39 35,510
4.63%, 04/01/31 ................. 46 40,777
HCA, Inc.
5.38%, 02/01/25 ................. 62 61,457
5.38%, 09/01/26 ................. 185 183,546
3.13%, 03/15/27
(b)
................ 165 151,526
3.50%, 09/01/30 ................. 100 87,655
3.50%, 07/15/51 ................. 385 266,359
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 118 103,997
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 44 40,868
4.38%, 02/15/27 ................. 16 12,380
Memorial Health Services, 3.45%, 11/01/49 . 115 84,350
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 44 40,750
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 21 19,359
3.88%, 11/15/30 ................. 56 48,113
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 60 46,037
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 45 41,613
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 15,593
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 79 69,533
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 130 99,020
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 8 7,971
10.00%, 04/15/27 ................ 36 36,810
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 223 184,346
Series 20A, 3.36%, 08/15/50 ........ 68 48,803
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 66 64,283
6.25%, 02/01/27 ................. 43 42,560
5.13%, 11/01/27 ................. 61 58,235
4.63%, 06/15/28 ................. 12 11,208
6.13%, 10/01/28 ................. 58 55,837
6.13%, 06/15/30 ................. 20 19,714
6.75%, 05/15/31
(b)
................ 147 147,358
UnitedHealth Group, Inc.
3.10%, 03/15/26 ................. 10 9,569
5.25%, 02/15/28 ................. 102 103,992
2.30%, 05/15/31 ................. 120 101,466
4.50%, 04/15/33 ................. 265 258,111
3.50%, 08/15/39 ................. 105 88,066
2.75%, 05/15/40 ................. 105 78,002
3.05%, 05/15/41 ................. 125 96,623
4.38%, 03/15/42 ................. 200 181,107
4.75%, 07/15/45 ................. 105 100,476
4.25%, 06/15/48 ................. 20 17,628
3.70%, 08/15/49 ................. 50 40,161
2.90%, 05/15/50 ................. 75 52,274
3.25%, 05/15/51 ................. 55 41,025
5.88%, 02/15/53 ................. 150 166,609
3.88%, 08/15/59 ................. 26 21,134
6.05%, 02/15/63 ................. 95 107,424
7,285,206
Health Care REITs — 0.1%
Healthpeak OP LLC
1.35%, 02/01/27 ................. 112 96,952
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.00%, 01/15/30 ................. USD 55 $ 47,777
2.88%, 01/15/31 ................. 50 42,225
5.25%, 12/15/32 ................. 130 126,508
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 8 6,048
3.50%, 03/15/31 ................. 204 140,559
Ventas Realty LP
3.00%, 01/15/30 ................. 55 47,043
4.75%, 11/15/30 ................. 100 94,652
601,764
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 118 109,858
4.50%, 02/15/29
(b)
................ 15 13,275
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 30 27,525
Service Properties Trust, 7.50%, 09/15/25 .. 13 12,766
163,424
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 44 43,933
3.88%, 01/15/28 ................. 36 32,910
4.38%, 01/15/28 ................. 21 19,387
4.00%, 10/15/30 ................. 50 42,792
Boyd Gaming Corp., 4.75%, 06/15/31
(b)
... 44 39,308
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 72 64,883
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 146 145,324
8.13%, 07/01/27 ................. 50 51,174
4.63%, 10/15/29 ................. 130 113,517
7.00%, 02/15/30 ................. 245 246,039
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 21 21,248
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 118 124,043
7.63%, 03/01/26 ................. 49 47,991
5.75%, 03/01/27 ................. 118 108,630
9.88%, 08/01/27 ................. 54 56,248
4.00%, 08/01/28 ................. 46 40,780
6.00%, 05/01/29 ................. 83 74,105
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 324 354,368
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 13 12,610
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 123 114,491
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 27 26,796
5.38%, 04/15/27 ................. 6 5,705
6.50%, 10/01/28 ................. 18 17,554
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 76 73,069
4.75%, 01/15/28 ................. 82 76,047
6.75%, 05/01/31 ................. 56 55,370
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ 75 75,244
3.80%, 02/15/28 ................. 35 32,727
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 64 56,160
6.75%, 01/15/30 ................. 26 22,127
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ 15 14,808
5.75%, 05/01/28
(b)
................ 41 40,373
3.75%, 05/01/29
(b)
................ 14 12,427
4.88%, 01/15/30 ................. 21 19,581
4.00%, 05/01/31
(b)
................ 43 37,345

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... USD 16 $ 15,521
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 56 54,574
8.00%, 04/15/26 ................. 49 48,382
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 33 33,483
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
72 68,580
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
49 38,907
MGM Resorts International, 5.75%, 06/15/25 29 28,740
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 38 33,556
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 25 23,389
8.38%, 02/01/28 ................. 3 3,135
7.75%, 02/15/29 ................. 19 18,046
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 50 45,001
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 23 17,421
5.88%, 09/01/31 ................. 24 17,706
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 25 23,563
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 35 37,135
4.25%, 07/01/26 ................. 20 18,359
5.50%, 08/31/26 ................. 39 36,976
5.38%, 07/15/27 ................. 4 3,740
11.63%, 08/15/27 ................ 24 26,099
5.50%, 04/01/28 ................. 7 6,528
8.25%, 01/15/29 ................. 47 49,350
9.25%, 01/15/29 ................. 71 75,644
7.25%, 01/15/30 ................. 36 36,463
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 11 11,234
7.25%, 11/15/29 ................. 6 6,007
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 51 49,671
Starbucks Corp., 4.75%, 02/15/26 ....... 62 61,427
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 5 4,488
4.63%, 12/01/31 ................. 57 48,022
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 12 12,014
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 29 26,654
9.13%, 07/15/31 ................. 81 81,810
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 35 32,025
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 28 25,570
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 56 53,046
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 98 87,827
7.13%, 02/15/31 ................. 51 50,691
3,629,898
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 11 10,514
4.63%, 08/01/29 ................. 13 11,079
4.63%, 04/01/30 ................. 35 29,876
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 28 22,420
4.88%, 02/15/30 ................. 26 20,397
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
35 32,399
DR Horton, Inc., 1.30%, 10/15/26 ....... 55 48,198
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 19,779
Security
Par (000)
Par (000) Value
Household Durables (continued)
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... USD 15 $ 14,700
KB Home, 7.25%, 07/15/30 ........... 27 27,340
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 6 5,591
4.63%, 03/01/30 ................. 20 17,290
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 16,334
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
64 38,402
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 42 41,252
5.13%, 08/01/30 ................. 11 10,156
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 28 24,239
3.88%, 10/15/31 ................. 3 2,444
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ................. 19 17,973
5.70%, 06/15/28 ................. 14 13,524
423,907
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 2 1,879
4.13%, 10/15/30 ................. 23 19,267
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 6 5,996
5.00%, 10/01/29
(b)
................ 22 19,637
5.50%, 07/15/30
(b)
................ 21 19,162
65,941
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 390 348,344
2.45%, 01/15/31 ................. 230 185,906
Alexander Funding Trust, 1.84%, 11/15/23
(b)
200 195,615
Calpine Corp., 5.13%, 03/15/28
(b)
....... 71 63,360
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 67 61,816
Colbun SA, 3.15%, 01/19/32
(b)
......... 300 251,943
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
18 18,630
TransAlta Corp., 7.75%, 11/15/29 ....... 29 29,855
1,155,469
Industrial Conglomerates — 0.0%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(b)
.................... 344 340,990
Industrial REITs — 0.0%
Prologis LP
3.88%, 09/15/28 ................. 50 47,290
2.88%, 11/15/29 ................. 50 43,763
2.25%, 04/15/30 ................. 100 84,756
175,809
Insurance — 0.4%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 25 21,646
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 181 162,428
6.75%, 10/15/27 ................. 159 149,460
6.75%, 04/15/28 ................. 75 74,380
5.88%, 11/01/29 ................. 315 274,025
Allstate Corp. (The), Series B, (3-mo. LIBOR
USD + 2.94%), 5.75%, 08/15/53
(a)
..... 250 246,017
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 58 52,373
Aon Corp.
2.85%, 05/28/27 ................. 212 193,844
3.75%, 05/02/29 ................. 100 92,566
2.80%, 05/15/30 ................. 125 108,190
2.60%, 12/02/31 ................. 315 259,409

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.35%, 02/28/33 ................. USD 105 $ 105,765
Aon Global Ltd., 4.45%, 05/24/43 ....... 140 114,246
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 5 4,133
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 24 23,526
Hartford Financial Services Group, Inc. (The)
4.40%, 03/15/48 ................. 20 16,614
2.90%, 09/15/51 ................. 15 9,735
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 114 113,698
7.25%, 06/15/30 ................. 191 197,227
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 68 69,375
10.50%, 12/15/30 ................ 41 41,126
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. 75 72,852
2.25%, 11/15/30 ................. 190 157,936
2.38%, 12/15/31 ................. 55 44,814
Metropolitan Life Global Funding I, 2.80%,
03/21/25
(b)
.................... 230 218,645
NFP Corp.
(b)
4.88%, 08/15/28 ................. 57 50,912
6.88%, 08/15/28 ................. 264 229,157
7.50%, 10/01/30 ................. 42 40,665
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 50 47,434
Progressive Corp. (The), 3.00%, 03/15/32 .. 65 56,560
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 36 31,867
Travelers Cos., Inc. (The)
4.30%, 08/25/45 ................. 35 30,171
2.55%, 04/27/50 ................. 15 9,618
3,320,414
Interactive Media & Services — 0.1%
Alphabet, Inc., 1.90%, 08/15/40 ........ 75 51,653
Meta Platforms, Inc.
4.60%, 05/15/28 ................. 202 199,761
3.85%, 08/15/32 ................. 290 269,365
5.60%, 05/15/53 ................. 160 164,322
685,101
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 154,797
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
36 29,278
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 14 12,183
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 30 27,134
4.00%, 07/01/29 ................. 26 23,289
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 201 179,525
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 148,161
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 38 35,500
International Business Machines Corp.
3.30%, 05/15/26 ................. 250 238,286
4.15%, 05/15/39 ................. 100 87,883
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 66 58,291
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 8 7,505
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 7 6,992
Twilio, Inc.
3.63%, 03/15/29 ................. 23 19,567
3.88%, 03/15/31 ................. 96 79,931
1,108,322
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. 61 54,537
Security
Par (000)
Par (000) Value
Leisure Products (continued)
5.45%, 11/01/41 ................. USD 42 $ 34,819
89,356
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. 26 26,623
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 425 346,730
4.95%, 11/21/32 ................. 140 142,524
515,877
Machinery — 0.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 21,278
ATS Corp., 4.13%, 12/15/28
(b)
......... 34 30,431
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 128 130,593
9.50%, 01/01/31 ................. 22 23,342
Daimler Truck Finance North America LLC,
2.00%, 12/14/26
(b)
............... 180 160,677
EnPro Industries, Inc., 5.75%, 10/15/26 ... 57 55,290
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 14 11,375
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 38 37,715
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(h)
........ 157 142,870
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
29 25,731
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 44 27,501
Otis Worldwide Corp.
2.57%, 02/15/30 ................. 43 37,072
3.11%, 02/15/40 ................. 16 12,355
Terex Corp., 5.00%, 05/15/29
(b)
........ 59 54,851
Titan International, Inc., 7.00%, 04/30/28 .. 22 20,569
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
200 184,775
Wabash National Corp., 4.50%, 10/15/28
(b)
. 39 33,818
1,010,243
Media — 0.8%
AMC Networks, Inc.
4.75%, 08/01/25 ................. 17 14,870
4.25%, 02/15/29 ................. 41 22,040
Block Communications, Inc., 4.88%, 03/01/28
(b)
13 10,758
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... 21 17,168
1.13%, 03/15/28
(j)
................ 55 41,387
4.00%, 11/15/30
(b)
................ 33 25,781
Charter Communications Operating LLC
4.91%, 07/23/25 ................. 885 867,872
4.20%, 03/15/28 ................. 27 25,312
5.05%, 03/30/29 ................. 75 71,518
6.38%, 10/23/35 ................. 99 96,494
6.48%, 10/23/45 ................. 19 17,862
5.75%, 04/01/48 ................. 75 64,197
5.13%, 07/01/49 ................. 365 287,154
3.70%, 04/01/51 ................. 196 123,848
3.90%, 06/01/52 ................. 297 194,346
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 308 279,631
7.75%, 04/15/28 ................. 123 96,555
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 42 29,436
Comcast Corp.
2.35%, 01/15/27 ................. 360 330,540
3.15%, 02/15/28 ................. 10 9,324
3.55%, 05/01/28 ................. 50 47,274
4.15%, 10/15/28 ................. 75 72,666
2.65%, 02/01/30 ................. 25 21,868
1.95%, 01/15/31 ................. 73 59,735
5.50%, 11/15/32 ................. 67 69,620
3.75%, 04/01/40 ................. 45 37,914

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
2.80%, 01/15/51 ................. USD 170 $ 112,530
2.89%, 11/01/51 ................. 788 528,320
4.05%, 11/01/52 ................. 150 124,600
2.94%, 11/01/56 ................. 249 162,154
CSC Holdings LLC
5.25%, 06/01/24 ................. 140 130,206
4.50%, 11/15/31
(b)
................ 246 171,515
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 67 60,678
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 83 66,580
5.75%, 12/01/28
(b)
................ 90 66,940
5.13%, 06/01/29 ................. 74 34,362
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 38 37,085
GCI LLC, 4.75%, 10/15/28
(b)
.......... 30 25,578
Interpublic Group of Cos., Inc. (The)
3.38%, 03/01/41 ................. 25 18,229
5.40%, 10/01/48 ................. 15 13,961
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 18 16,861
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 121,392
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 75 68,077
4.25%, 01/15/29 ................. 35 29,413
4.63%, 03/15/30 ................. 5 4,166
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 208 173,516
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 89 70,957
6.50%, 09/15/28 ................. 231 134,803
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 77 50,435
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 162 145,030
5.00%, 08/01/27 ................. 12 11,133
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 17 14,547
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 5 4,774
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 183,400
Time Warner Cable LLC
5.88%, 11/15/40 ................. 70 61,750
4.50%, 09/15/42 ................. 37 27,676
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 12 11,745
7.38%, 06/30/30 ................. 8 7,617
Warnermedia Holdings, Inc.
3.53%, 03/15/24 ................. 450 441,822
5.14%, 03/15/52 ................. 68 55,369
5.39%, 03/15/62 ................. 42 34,229
6,156,620
Metals & Mining — 0.4%
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 40 40,318
6.13%, 02/15/28 ................. 40 40,496
ATI, Inc.
5.88%, 12/01/27 ................. 21 20,323
4.88%, 10/01/29 ................. 17 15,303
5.13%, 10/01/31 ................. 71 63,255
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 30 30,010
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 239 236,087
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 6 5,880
7.63%, 03/15/30 ................. 43 43,486
Constellium SE, 3.75%, 04/15/29
(b)
...... 250 212,689
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 24 20,646
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. USD 105 $ 101,396
Glencore Funding LLC, 5.70%, 05/08/33
(b)
.. 300 297,653
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 39 34,108
4.50%, 06/01/31 ................. 59 47,033
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 93 86,842
Newmont Corp.
2.80%, 10/01/29 ................. 111 95,421
2.25%, 10/01/30 ................. 50 40,965
4.88%, 03/15/42 ................. 25 23,190
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 44 39,828
4.75%, 01/30/30 ................. 228 202,625
3.88%, 08/15/31 ................. 118 97,068
Nucor Corp.
3.95%, 05/23/25 ................. 240 232,698
2.00%, 06/01/25 ................. 105 98,186
Rio Tinto Finance USA plc, 5.00%, 03/09/33 365 368,210
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 20 18,680
1.65%, 10/15/27 ................. 210 178,382
3.25%, 10/15/50 ................. 100 65,715
Teck Resources Ltd.
6.00%, 08/15/40 ................. 19 18,511
6.25%, 07/15/41 ................. 25 25,213
5.20%, 03/01/42 ................. 174 154,996
5.40%, 02/01/43 ................. 12 10,866
2,966,079
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 6 5,666
4.25%, 02/01/27 ................. 15 13,033
4.75%, 06/15/29 ................. 26 21,160
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 58 57,499
4.38%, 01/15/27 ................. 7 6,029
103,387
Multi-Utilities — 0.5%
CMS Energy Corp.
3.00%, 05/15/26 ................. 125 116,993
3.45%, 08/15/27 ................. 100 93,473
Consumers Energy Co.
3.60%, 08/15/32 ................. 155 139,615
4.63%, 05/15/33 ................. 160 155,634
3.10%, 08/15/50 ................. 80 56,517
2.50%, 05/01/60 ................. 67 38,459
Dominion Energy, Inc.
3.07%, 08/15/24
(a)(i)
............... 35 33,803
3.90%, 10/01/25 ................. 120 115,595
Series A, 1.45%, 04/15/26 .......... 380 341,158
Series C, 3.38%, 04/01/30 .......... 100 89,445
NiSource, Inc.
5.25%, 03/30/28 ................. 390 389,692
3.60%, 05/01/30 ................. 30 27,017
5.40%, 06/30/33 ................. 120 120,080
4.80%, 02/15/44 ................. 107 97,065
5.65%, 02/01/45 ................. 50 49,955
Puget Sound Energy, Inc., 4.22%, 06/15/48 . 25 21,123
San Diego Gas & Electric Co.
2.95%, 08/15/51 ................. 75 50,746
5.35%, 04/01/53 ................. 271 268,790
Sempra Energy
3.30%, 04/01/25 ................. 75 71,924
5.40%, 08/01/26 ................. 385 383,117

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.25%, 06/15/27 ................. USD 50 $ 46,261
3.40%, 02/01/28 ................. 165 151,866
3.70%, 04/01/29 ................. 90 82,201
3.80%, 02/01/38 ................. 150 124,257
WEC Energy Group, Inc.
4.75%, 01/09/26 ................. 190 187,126
4.75%, 01/15/28 ................. 200 195,443
3,447,355
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 ................. 200 191,194
2.75%, 12/15/29 ................. 25 21,140
4.90%, 12/15/30 ................. 260 251,643
2.00%, 05/18/32 ................. 275 207,627
1.88%, 02/01/33 ................. 160 116,925
3.55%, 03/15/52 ................. 145 98,919
Boston Properties LP, 6.75%, 12/01/27 .... 49 49,554
Kilroy Realty LP, 3.05%, 02/15/30 ....... 90 70,379
1,007,381
Oil, Gas & Consumable Fuels — 3.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 58 56,985
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 43 41,471
5.75%, 01/15/28 ................. 19 18,112
Apache Corp.
4.25%, 01/15/30 ................. 13 11,579
5.10%, 09/01/40 ................. 16 13,000
5.35%, 07/01/49 ................. 21 16,328
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 99 123,079
8.25%, 12/31/28 ................. 116 114,075
5.88%, 06/30/29 ................. 54 48,175
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 17 16,602
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 175 167,079
3.59%, 04/14/27 ................. 35 33,470
3.94%, 09/21/28 ................. 50 47,835
4.23%, 11/06/28 ................. 250 242,358
1.75%, 08/10/30 ................. 110 90,074
3.06%, 06/17/41 ................. 500 378,616
3.38%, 02/08/61 ................. 25 17,793
BP Capital Markets plc, 3.28%, 09/19/27 ... 163 153,472
Buckeye Partners LP
5.85%, 11/15/43 ................. 13 9,620
5.60%, 10/15/44 ................. 18 12,960
Callon Petroleum Co.
8.25%, 07/15/25 ................. 9 8,932
6.38%, 07/01/26 ................. 60 58,404
8.00%, 08/01/28
(b)
................ 63 62,301
7.50%, 06/15/30
(b)
................ 127 119,872
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 190 158,385
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 115 81,385
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 640 636,928
5.13%, 06/30/27 ................. 150 147,459
Cheniere Energy Partners LP
3.25%, 01/31/32 ................. 727 598,066
5.95%, 06/30/33
(b)
................ 225 225,655
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
19 18,852
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 24 23,550
6.38%, 06/15/26 ................. 86 82,775
Civitas Resources, Inc.
(b)
5.00%, 10/15/26 ................. 14 13,200
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.38%, 07/01/28 ................. USD 103 $ 104,164
8.75%, 07/01/31 ................. 86 87,187
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
28 23,749
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 17 16,540
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 30 27,448
5.88%, 01/15/30 ................. 102 88,554
ConocoPhillips Co., 3.80%, 03/15/52 ..... 125 101,187
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 400 356,765
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 105 98,544
9.25%, 02/15/28 ................. 42 40,750
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 26 24,648
6.00%, 02/01/29 ................. 14 13,073
7.38%, 02/01/31 ................. 16 15,770
CrownRock LP
(b)
5.63%, 10/15/25 ................. 103 101,475
5.00%, 05/01/29 ................. 19 17,789
DCP Midstream Operating LP, 3.25%, 02/15/32 621 525,607
Devon Energy Corp.
5.25%, 10/15/27 ................. 300 295,471
4.50%, 01/15/30 ................. 200 188,265
4.75%, 05/15/42 ................. 93 78,391
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 50 45,006
3.13%, 03/24/31 ................. 50 42,829
6.25%, 03/15/33 ................. 290 299,995
4.25%, 03/15/52 ................. 70 53,690
6.25%, 03/15/53 ................. 80 80,925
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 28 24,572
4.38%, 06/15/31 ................. 26 22,393
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 37 35,735
9.88%, 07/15/31 ................. 45 44,480
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44 ................ 50 42,086
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 57,556
Enbridge, Inc.
0.55%, 10/04/23 ................. 105 103,655
2.50%, 01/15/25 ................. 305 290,056
2.50%, 02/14/25 ................. 65 61,735
3.70%, 07/15/27 ................. 50 47,200
5.70%, 03/08/33 ................. 390 395,355
4.50%, 06/10/44 ................. 29 24,140
4.00%, 11/15/49 ................. 25 19,276
Series 16-A, (3-mo. LIBOR USD + 3.89%),
6.00%, 01/15/77
(a)
.............. 775 718,881
Energy Transfer LP
4.90%, 02/01/24 ................. 45 44,691
3.90%, 07/15/26 ................. 245 232,834
4.40%, 03/15/27 ................. 150 143,419
4.00%, 10/01/27 ................. 90 84,276
5.55%, 02/15/28 ................. 160 159,551
4.95%, 05/15/28 ................. 200 193,501
5.25%, 04/15/29 ................. 50 48,812
3.75%, 05/15/30 ................. 10 9,023
6.50%, 02/01/42 ................. 10 10,127
5.95%, 10/01/43 ................. 10 9,329
5.35%, 05/15/45 ................. 50 43,697
6.13%, 12/15/45 ................. 50 47,503
5.30%, 04/15/47 ................. 135 117,419
5.40%, 10/01/47 ................. 200 176,275
6.25%, 04/15/49 ................. 545 532,290

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.00%, 05/15/50 ................. USD 120 $ 101,348
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 85 82,253
6.50%, 09/01/30 ................. 15 14,982
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 16 15,522
4.85%, 07/15/26 ................. 5 4,825
5.60%, 04/01/44 ................. 20 16,744
5.45%, 06/01/47 ................. 6 4,932
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 200 191,205
6.13%, 10/15/39 ................. 175 185,752
6.45%, 09/01/40 ................. 106 115,142
5.95%, 02/01/41 ................. 65 67,705
4.45%, 02/15/43 ................. 20 17,576
4.25%, 02/15/48 ................. 145 122,826
4.20%, 01/31/50 ................. 60 50,146
3.70%, 01/31/51 ................. 75 57,378
3.30%, 02/15/53 ................. 150 107,034
EOG Resources, Inc., 4.95%, 04/15/50 ... 20 19,737
EQM Midstream Partners LP
4.13%, 12/01/26 ................. 13 12,091
6.50%, 07/01/27
(b)
................ 29 28,602
4.50%, 01/15/29
(b)
................ 17 15,162
7.50%, 06/01/30
(b)
................ 14 14,167
4.75%, 01/15/31
(b)
................ 11 9,636
EQT Corp., 5.70%, 04/01/28 .......... 75 74,023
Exxon Mobil Corp., 3.04%, 03/01/26 ..... 10 9,558
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 14 13,749
Genesis Energy LP
6.50%, 10/01/25 ................. 2 1,970
7.75%, 02/01/28 ................. 12 11,413
8.88%, 04/15/30 ................. 29 28,333
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 17 16,578
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 20 19,829
Hess Corp.
4.30%, 04/01/27 ................. 505 484,343
5.60%, 02/15/41 ................. 202 193,269
5.80%, 04/01/47 ................. 187 181,676
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 28 24,430
HF Sinclair Corp., 2.63%, 10/01/23 ...... 155 153,711
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 33 31,063
5.75%, 02/01/29 ................. 53 47,991
6.00%, 04/15/30 ................. 1 910
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 66 55,604
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 145 155,715
6.38%, 03/01/41 ................. 97 97,281
5.50%, 03/01/44 ................. 70 63,795
Kinder Morgan, Inc.
4.30%, 06/01/25 ................. 215 209,708
4.30%, 03/01/28 ................. 100 95,574
5.55%, 06/01/45 ................. 204 187,939
5.20%, 03/01/48 ................. 62 54,287
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 32 30,416
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 13 12,573
Marathon Oil Corp., 4.40%, 07/15/27 ..... 136 129,710
Marathon Petroleum Corp.
4.70%, 05/01/25 ................. 35 34,340
4.75%, 09/15/44 ................. 54 45,163
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.
5.88%, 09/15/26 ................. USD 17 $ 16,474
6.88%, 04/15/28
(b)
................ 45 44,540
MPLX LP
4.88%, 06/01/25 ................. 450 441,532
1.75%, 03/01/26 ................. 490 444,784
4.13%, 03/01/27 ................. 190 181,799
4.25%, 12/01/27 ................. 200 189,935
4.00%, 03/15/28 ................. 70 65,965
4.70%, 04/15/48 ................. 20 16,415
4.95%, 03/14/52 ................. 350 297,253
5.65%, 03/01/53 ................. 35 32,700
Murphy Oil Corp., 5.87%, 12/01/42
(a)(i)
.... 5 4,155
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 125 117,255
6.50%, 09/30/26 ................. 210 187,886
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
71 69,926
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 139 136,220
8.75%, 06/15/31 ................. 44 43,230
NuStar Logistics LP
5.75%, 10/01/25 ................. 59 57,522
6.38%, 10/01/30 ................. 6 5,724
Occidental Petroleum Corp.
8.50%, 07/15/27 ................. 100 108,021
7.50%, 05/01/31 ................. 320 349,389
6.45%, 09/15/36 ................. 182 186,787
6.20%, 03/15/40 ................. 49 48,294
4.63%, 06/15/45 ................. 3 2,321
4.20%, 03/15/48 ................. 75 55,556
Ovintiv, Inc.
5.65%, 05/15/25 ................. 385 381,943
5.65%, 05/15/28 ................. 480 470,482
PDC Energy, Inc.
6.13%, 09/15/24 ................. 17 16,991
5.75%, 05/15/26 ................. 3 2,988
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 10 9,507
7.75%, 02/15/26 ................. 65 65,277
6.88%, 04/01/27 ................. 17 16,745
5.88%, 07/01/29 ................. 93 87,607
Phillips 66, 3.30%, 03/15/52 .......... 170 116,538
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 315 283,658
5.10%, 03/29/26 ................. 250 248,500
1.90%, 08/15/30 ................. 65 52,674
2.15%, 01/15/31 ................. 190 155,536
Plains All American Pipeline LP
5.15%, 06/01/42 ................. 12 9,956
4.30%, 01/31/43 ................. 120 89,671
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 43 39,666
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 18 16,470
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 255 254,561
5.63%, 03/01/25 ................. 360 358,581
5.00%, 03/15/27 ................. 100 98,429
4.20%, 03/15/28 ................. 95 90,037
SM Energy Co.
5.63%, 06/01/25 ................. 13 12,703
6.63%, 01/15/27 ................. 6 5,828
6.50%, 07/15/28 ................. 19 18,240
Southwestern Energy Co.
5.70%, 01/23/25
(a)(i)
............... 4 3,979
5.38%, 02/01/29 ................. 34 32,016

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP
3.50%, 03/15/25 ................. USD 400 $ 384,538
3.38%, 10/15/26 ................. 145 136,134
5.95%, 09/25/43 ................. 50 49,165
4.50%, 03/15/45 ................. 52 42,837
Sunoco LP, 5.88%, 03/15/28 .......... 22 21,156
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 2 1,996
6.00%, 03/01/27 ................. 19 17,830
5.50%, 01/15/28 ................. 8 7,312
6.00%, 12/31/30 ................. 13 11,453
6.00%, 09/01/31 ................. 11 9,465
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
155 159,650
Targa Resources Corp., 6.25%, 07/01/52 .. 21 20,527
Targa Resources Partners LP, 4.00%, 01/15/32 5 4,322
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 9,501
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 28 20,334
TransCanada PipeLines Ltd., 7.63%, 01/15/39 20 23,149
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 131,768
Valero Energy Corp., 4.00%, 06/01/52 .... 5 3,769
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 136 118,808
4.13%, 08/15/31 ................. 34 29,239
3.88%, 11/01/33 ................. 106 86,802
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 28 25,807
Western Midstream Operating LP
6.15%, 04/01/33 ................. 10 10,079
5.45%, 04/01/44 ................. 82 69,272
5.30%, 03/01/48 ................. 14 11,686
5.50%, 08/15/48 ................. 29 24,252
5.50%, 02/01/50
(a)(i)
............... 20 16,381
Williams Cos., Inc. (The)
4.30%, 03/04/24 ................. 125 123,587
4.55%, 06/24/24 ................. 150 147,969
3.90%, 01/15/25 ................. 100 97,054
5.40%, 03/02/26 ................. 286 285,252
3.75%, 06/15/27 ................. 295 278,391
22,457,603
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
(b)
3.73%, 07/15/23 ................. 25 24,982
1.75%, 09/30/25 ................. 80 73,452
Suzano Austria GmbH, 2.50%, 09/15/28 ... 115 97,620
196,054
Passenger Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 53 49,123
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 14 12,256
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 24 23,911
American Airlines Pass-Through Trust
Series 2019-1, Class B, 3.85%, 02/15/28 57 48,630
Series 2017-1, Class AA, 3.65%, 02/15/29 55 50,965
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 190 208,340
5.50%, 04/20/26 ................. 10 9,836
7.25%, 02/15/28 ................. 10 9,940
5.75%, 04/20/29 ................. 128 124,375
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 30 26,382
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 16 15,682
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 32 $ 30,290
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
93 93,547
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 38 38,432
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 24 22,883
Series 2020-1, Class A, 5.88%, 10/15/27 377 374,068
Series 2019-2, Class AA, 2.70%, 05/01/32 39 32,375
Series 2023-1, Class A, 5.80%, 01/15/36 460 467,405
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 55 52,256
4.63%, 04/15/29 ................. 126 114,807
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 18 16,172
6.38%, 02/01/30 ................. 29 23,352
1,845,027
Personal Care Products — 0.0%
Coty, Inc., 4.75%, 01/15/29
(b)
.......... 7 6,454
Haleon UK Capital plc, 3.13%, 03/24/25 ... 250 238,863
245,317
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 45 37,971
AstraZeneca plc, 6.45%, 09/15/37 ....... 10 11,465
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. 400 385,959
4.38%, 12/15/28 ................. 360 341,512
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 506 492,738
3.40%, 07/26/29 ................. 10 9,289
2.95%, 03/15/32 ................. 12 10,604
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 15 13,761
3.13%, 02/15/29 ................. 38 30,896
3.50%, 04/01/30 ................. 13 10,530
Johnson & Johnson, 3.55%, 03/01/36 .... 25 22,452
Merck & Co., Inc.
4.05%, 05/17/28 ................. 245 240,742
3.40%, 03/07/29 ................. 50 46,793
2.15%, 12/10/31 ................. 95 78,711
4.50%, 05/17/33 ................. 105 104,152
6.50%, 12/01/33
(a)(i)
............... 195 223,675
2.75%, 12/10/51 ................. 235 162,088
5.00%, 05/17/53 ................. 60 60,782
Organon & Co., 4.13%, 04/30/28
(b)
...... 204 181,056
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 ................. 552 542,556
4.65%, 05/19/30 ................. 420 414,987
4.75%, 05/19/33 ................. 415 413,437
5.11%, 05/19/43 ................. 5 5,011
5.30%, 05/19/53 ................. 520 540,634
Pharmacia LLC, 6.60%, 12/01/28
(a)(i)
..... 200 216,192
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 270 182,968
Takeda Pharmaceutical Co. Ltd., 3.18%,
07/09/50 ..................... 200 140,869
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. 246 243,343
3.15%, 10/01/26 ................. 140 124,688
8.13%, 09/15/31 ................. 230 239,602
Wyeth LLC, 5.95%, 04/01/37 .......... 70 76,526
5,605,989

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... USD 29 $ 25,290
CoreLogic, Inc., 4.50%, 05/01/28 ....... 78 62,887
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 138 121,679
KBR, Inc., 4.75%, 09/30/28 ........... 2 1,815
Science Applications International Corp.,
4.88%, 04/01/28 ................ 28 26,041
237,712
Real Estate Management & Development — 0.0%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 25 22,625
Howard Hughes Corp. (The), 4.13%, 02/01/29 34 28,126
Realogy Group LLC
5.75%, 01/15/29 ................. 111 83,052
5.25%, 04/15/30 ................. 21 14,924
148,727
Residential REITs — 0.1%
AvalonBay Communities, Inc., 5.00%, 02/15/33 115 114,526
Camden Property Trust, 2.80%, 05/15/30 .. 70 60,749
ERP Operating LP
2.85%, 11/01/26 ................. 90 83,491
4.15%, 12/01/28 ................. 50 47,506
2.50%, 02/15/30 ................. 50 42,559
Mid-America Apartments LP, 1.70%, 02/15/31 45 35,520
UDR, Inc., 2.10%, 08/01/32 ........... 70 53,140
437,491
Retail REITs — 0.3%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 22 18,527
Kimco Realty OP LLC
1.90%, 03/01/28 ................. 165 138,946
4.60%, 02/01/33 ................. 225 208,047
Realty Income Corp.
3.00%, 01/15/27 ................. 125 115,253
3.95%, 08/15/27 ................. 155 147,209
3.40%, 01/15/28 ................. 86 79,290
3.65%, 01/15/28 ................. 200 186,529
2.20%, 06/15/28 ................. 110 95,242
4.85%, 03/15/30 ................. 105 101,504
5.63%, 10/13/32 ................. 220 222,334
2.85%, 12/15/32 ................. 20 16,266
Regency Centers LP
4.13%, 03/15/28 ................. 270 252,167
3.70%, 06/15/30 ................. 675 603,111
2,184,425
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., 2.80%, 10/01/41 .... 120 89,115
Applied Materials, Inc., 3.30%, 04/01/27 ... 280 267,018
Broadcom Corp., 3.88%, 01/15/27 ...... 775 739,033
Broadcom, Inc.
4.15%, 11/15/30 ................. 104 95,685
2.45%, 02/15/31
(b)
................ 250 203,325
4.15%, 04/15/32
(b)
................ 40 36,231
3.14%, 11/15/35
(b)
................ 35 26,847
4.93%, 05/15/37
(b)
................ 790 714,953
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 266 246,935
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 6 5,430
Intel Corp.
4.88%, 02/10/28 ................. 170 169,357
2.45%, 11/15/29 ................. 39 33,729
5.20%, 02/10/33 ................. 195 196,848
2.80%, 08/12/41 ................. 35 24,935
5.63%, 02/10/43 ................. 110 111,705
5.70%, 02/10/53 ................. 250 254,324
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.90%, 02/10/63 ................. USD 175 $ 180,726
KLA Corp.
4.65%, 11/01/24 ................. 42 41,473
4.10%, 03/15/29 ................. 185 177,946
4.65%, 07/15/32 ................. 15 14,947
3.30%, 03/01/50 ................. 288 215,983
Lam Research Corp.
3.75%, 03/15/26 ................. 260 252,347
1.90%, 06/15/30 ................. 15 12,498
4.88%, 03/15/49 ................. 27 26,138
2.88%, 06/15/50 ................. 62 43,315
NVIDIA Corp., 3.50%, 04/01/40 ........ 152 130,126
NXP BV
5.35%, 03/01/26 ................. 150 148,722
3.88%, 06/18/26 ................. 250 240,108
3.15%, 05/01/27 ................. 250 229,750
5.55%, 12/01/28 ................. 120 120,820
4.30%, 06/18/29 ................. 76 71,238
2.50%, 05/11/31 ................. 345 281,416
2.65%, 02/15/32 ................. 170 137,307
3.25%, 05/11/41 ................. 90 65,436
QUALCOMM, Inc.
3.25%, 05/20/27 ................. 100 94,691
4.80%, 05/20/45 ................. 50 48,537
4.30%, 05/20/47 ................. 129 116,952
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 44 36,888
Texas Instruments, Inc.
4.60%, 02/15/28 ................. 78 78,141
2.70%, 09/15/51 ................. 80 55,455
6,036,430
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 67 65,325
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 53 52,061
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
267 224,718
Autodesk, Inc.
3.50%, 06/15/27 ................. 350 331,430
2.40%, 12/15/31 ................. 190 155,475
Boxer Parent Co., Inc., 9.13%, 03/01/26
(b)
.. 195 194,025
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 87 81,958
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 44 43,450
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 86 85,036
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 177 156,901
4.88%, 07/01/29 ................. 132 117,098
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 481 428,273
9.00%, 09/30/29 ................. 251 219,232
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 6 5,445
6.50%, 10/15/28 ................. 24 20,520
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 7 6,036
Elastic NV, 4.13%, 07/15/29
(b)
......... 43 37,095
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 35 32,109
McAfee Corp., 7.38%, 02/15/30
(b)
....... 139 120,864
Microsoft Corp.
3.45%, 08/08/36 ................. 104 94,857
3.70%, 08/08/46 ................. 50 43,731
2.53%, 06/01/50 ................. 151 104,454
2.92%, 03/17/52 ................. 561 417,366
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 66 59,175
NCR Corp.
(b)
5.00%, 10/01/28 ................. 14 12,494
5.13%, 04/15/29 ................. 22 19,476
Open Text Corp., 6.90%, 12/01/27
(b)
..... 115 117,074

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Oracle Corp.
5.80%, 11/10/25 ................. USD 110 $ 111,225
1.65%, 03/25/26 ................. 770 698,815
2.65%, 07/15/26 ................. 345 318,944
3.90%, 05/15/35 ................. 90 77,657
3.85%, 07/15/36 ................. 5 4,173
3.60%, 04/01/40 ................. 290 224,346
5.38%, 07/15/40 ................. 150 143,154
3.65%, 03/25/41 ................. 136 104,779
4.13%, 05/15/45 ................. 100 78,363
4.00%, 07/15/46 ................. 164 126,052
4.00%, 11/15/47 ................. 285 219,417
3.60%, 04/01/50 ................. 360 257,241
3.95%, 03/25/51 ................. 191 144,419
5.55%, 02/06/53 ................. 55 53,259
4.38%, 05/15/55 ................. 140 111,943
Roper Technologies, Inc.
1.00%, 09/15/25 ................. 60 54,554
3.80%, 12/15/26 ................. 50 47,805
Salesforce, Inc.
2.70%, 07/15/41 ................. 95 69,797
3.05%, 07/15/61 ................. 130 88,172
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
117 112,007
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 66 53,553
VMware, Inc.
1.40%, 08/15/26 ................. 460 406,199
3.90%, 08/21/27 ................. 44 41,713
2.20%, 08/15/31 ................. 740 581,492
Workday, Inc., 3.50%, 04/01/27 ........ 260 246,441
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
145 124,713
7,745,911
Specialized REITs — 0.8%
American Tower Corp.
4.00%, 06/01/25 ................. 175 169,024
1.45%, 09/15/26 ................. 140 123,162
3.38%, 10/15/26 ................. 185 172,631
3.65%, 03/15/27 ................. 851 796,661
3.95%, 03/15/29 ................. 255 234,975
2.10%, 06/15/30 ................. 270 218,032
1.88%, 10/15/30 ................. 105 82,849
2.70%, 04/15/31 ................. 170 140,969
2.30%, 09/15/31 ................. 150 119,327
5.65%, 03/15/33 ................. 490 496,868
Crown Castle, Inc.
1.05%, 07/15/26 ................. 800 700,363
2.90%, 03/15/27 ................. 210 192,162
4.30%, 02/15/29 ................. 45 42,309
3.10%, 11/15/29 ................. 60 52,242
2.25%, 01/15/31 ................. 250 203,760
2.50%, 07/15/31 ................. 240 197,164
5.10%, 05/01/33 ................. 405 397,987
2.90%, 04/01/41 ................. 100 70,119
4.15%, 07/01/50 ................. 60 47,602
Equinix, Inc.
2.90%, 11/18/26 ................. 765 701,423
1.55%, 03/15/28 ................. 150 125,389
2.50%, 05/15/31 ................. 450 366,388
3.00%, 07/15/50 ................. 25 16,185
2.95%, 09/15/51 ................. 135 85,592
3.40%, 02/15/52 ................. 75 52,420
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 76 76,128
5.63%, 07/15/32 ................. 14 12,524
SBA Communications Corp.
3.88%, 02/15/27 ................. 57 52,509
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.13%, 02/01/29 ................. USD 71 $ 60,183
Weyerhaeuser Co., 4.75%, 05/15/26 ..... 385 378,171
6,385,118
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 24 19,504
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 2 1,834
4.75%, 03/01/30 ................. 10 8,886
5.00%, 02/15/32
(b)
................ 23 20,026
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 200 194,250
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
14 12,328
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 65 57,200
Home Depot, Inc. (The)
0.90%, 03/15/28 ................. 150 126,388
2.70%, 04/15/30 ................. 100 88,844
4.25%, 04/01/46 ................. 40 35,458
3.90%, 06/15/47 ................. 115 97,732
4.50%, 12/06/48 ................. 80 74,126
2.75%, 09/15/51 ................. 70 47,123
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
18 15,831
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 55 47,066
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 29 25,197
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 248 234,211
3.10%, 05/03/27 ................. 90 84,027
2.63%, 04/01/31 ................. 95 80,217
5.00%, 04/15/33 ................. 200 197,833
5.15%, 07/01/33 ................. 215 214,922
3.70%, 04/15/46 ................. 237 180,395
4.55%, 04/05/49 ................. 70 59,723
5.13%, 04/15/50 ................. 25 23,456
3.00%, 10/15/50 ................. 235 154,026
4.25%, 04/01/52 ................. 160 130,541
5.63%, 04/15/53 ................. 190 189,886
4.45%, 04/01/62 ................. 110 88,320
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 31,214
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 14 13,307
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 27 25,510
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 88 78,564
6.13%, 07/01/29 ................. 123 106,227
6.00%, 12/01/29 ................. 58 50,057
Staples, Inc., 7.50%, 04/15/26
(b)
........ 28 23,126
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 186 168,562
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(h)
........... 85 81,424
3,087,341
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
4.00%, 05/10/28 ................. 200 196,751
2.20%, 09/11/29 ................. 60 52,642
4.50%, 02/23/36 ................. 25 25,420
4.38%, 05/13/45 ................. 20 18,993
4.65%, 02/23/46 ................. 200 197,308
3.85%, 08/04/46 ................. 30 26,411
3.75%, 09/12/47 ................. 130 112,351
2.65%, 05/11/50 ................. 120 83,534
2.65%, 02/08/51 ................. 135 93,250
2.70%, 08/05/51 ................. 385 268,171
3.95%, 08/08/52 ................. 200 176,270
Dell International LLC, 6.02%, 06/15/26 ... 167 169,740

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.
2.20%, 06/17/25 ................. USD 175 $ 164,602
1.45%, 06/17/26 ................. 555 498,013
3.00%, 06/17/27 ................. 250 230,613
4.75%, 01/15/28 ................. 48 46,757
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 47 49,090
8.50%, 07/15/31 ................. 60 62,921
2,472,837
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.13%, 08/15/31 .......... 33 26,647
Hanesbrands, Inc.
4.88%, 05/15/26 ................. 13 12,136
9.00%, 02/15/31 ................. 37 37,291
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 37 30,896
Levi Strauss & Co., 3.50%, 03/01/31 ..... 3 2,483
109,453
Tobacco — 0.3%
Altria Group, Inc.
2.35%, 05/06/25 ................. 101 95,047
2.45%, 02/04/32 ................. 75 58,489
5.95%, 02/14/49 ................. 270 256,324
3.70%, 02/04/51 ................. 35 23,438
BAT Capital Corp.
2.79%, 09/06/24 ................. 65 62,525
3.22%, 09/06/26 ................. 525 487,941
3.56%, 08/15/27 ................. 232 213,338
2.26%, 03/25/28 ................. 175 149,978
2.73%, 03/25/31 ................. 100 79,648
3.73%, 09/25/40 ................. 195 138,739
Philip Morris International, Inc.
5.13%, 11/17/27 ................. 105 105,321
5.63%, 11/17/29 ................. 135 137,556
Reynolds American, Inc., 7.00%, 08/04/41 .. 98 97,282
1,905,626
Trading Companies & Distributors — 0.5%
Air Lease Corp.
4.25%, 02/01/24 ................. 350 346,300
2.30%, 02/01/25 ................. 150 141,049
3.38%, 07/01/25 ................. 540 511,797
2.88%, 01/15/26 ................. 815 753,905
1.88%, 08/15/26 ................. 885 785,941
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
395 342,267
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
23 20,355
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 83 81,769
9.75%, 08/01/27 ................. 92 95,015
5.50%, 05/01/28 ................. 42 38,430
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 27 22,545
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 16 13,852
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 85 81,442
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 64 55,661
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 233 232,427
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 40 40,422
7.25%, 06/15/28 ................. 75 76,504
3,639,681
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 4.38%, 04/22/49 USD 200 $ 173,000
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 390 378,813
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(h)
....... 94 35,756
Rogers Communications, Inc.
3.20%, 03/15/27
(b)
................ 770 715,865
3.80%, 03/15/32
(b)
................ 450 393,355
4.30%, 02/15/48 ................. 84 65,347
4.35%, 05/01/49 ................. 163 128,738
3.70%, 11/15/49 ................. 61 43,193
4.55%, 03/15/52
(b)
................ 505 406,133
Sprint LLC, 7.13%, 06/15/24 .......... 100 100,894
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 516 466,256
2.25%, 02/15/26 ................. 235 215,931
2.63%, 04/15/26 ................. 48 44,484
4.75%, 02/01/28 ................. 650 631,456
2.05%, 02/15/28 ................. 416 360,708
3.50%, 04/15/31 ................. 211 186,186
2.70%, 03/15/32 ................. 169 139,599
4.38%, 04/15/40 ................. 215 189,865
3.00%, 02/15/41 ................. 165 120,633
4.50%, 04/15/50 ................. 45 38,612
3.30%, 02/15/51 ................. 155 108,731
3.40%, 10/15/52 ................. 245 174,846
5.75%, 01/15/54 ................. 5 5,164
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 166,300
Vodafone Group plc
4.88%, 06/19/49 ................. 25 22,143
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81
(a)
................... 265 232,840
5,544,848
Total Corporate Bonds — 34.4%
(Cost: $283,516,238) ............................. 261,480,893
Equity-Linked Notes
Automobile Components — 0.0%
(b)
BNP Paribas Issuance B.V. (Lear Corp.),
15.79%, 08/02/23 ................ 1 144,530
Royal Bank of Canada (BorgWarner, Inc.),
15.09%, 08/03/23 ................ 3 119,506
264,036
Automobiles — 0.0%
Royal Bank of Canada (General Motors Co.),
18.67%, 07/25/23
(b)
............... 7 249,814
Banks — 0.3%
Barclays Bank plc (Bank of America Corp.),
17.29%, 07/19/23 ................ 17 500,756
Barclays Bank plc (Kotak Mahindra Bank Ltd.),
8.42%, 07/26/23 ................. 1 178,642
Citigroup, Inc. (JPMorgan Chase & Co.),
13.09%, 09/01/23 ................ 1 99,032
JPMorgan Structured Products BV (Bank of
America Corp.), 15.96%, 09/01/23 ..... 3 97,810
SGA Societe Generale Acceptance NV
(Citigroup, Inc.), 15.19%, 07/17/23 ..... 7 310,204
SGA Societe Generale Acceptance
NV (JPMorgan Chase & Co.),
13.19%, 07/17/23 ................ 5 746,657
1,933,101

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.0%
Citigroup, Inc. (Biogen, Inc.), 17.21%, 07/21/23 USD —
(l)
$ 140,793
Citigroup, Inc. (Gilead Sciences, Inc.),
13.00%, 08/02/23 ................ 2 130,804
271,597
Broadline Retail — 0.1%
BNP Paribas Issuance B.V. (Amazon.com,
Inc.), 17.68%, 08/14/23
(b)
........... 4 413,993
Citigroup, Inc. (Amazon.com, Inc.),
16.77%, 09/01/23 ................ 1 121,359
Mizuho Markets Cayman LP (Amazon.com,
Inc.), 13.60%, 07/28/23 ............ 4 526,731
1,062,083
Building Products — 0.1%
BNP Paribas SA (Allegion plc),
14.65%, 07/28/23
(b)
............... 1 80,313
Societe Generale SA (Johnson Controls
International plc), 12.95%, 08/04/23 .... 2 100,254
Societe Generale SA (Masco Corp.),
15.70%, 07/28/23 ................ 3 140,197
320,764
Capital Markets — 0.1%
BMO Capital Markets Corp. (Morgan Stanley),
14.01%, 07/19/23 ................ 3 292,402
BNP Paribas SA (Raymond James Financial,
Inc.), 18.44%, 07/27/23
(b)
........... 1 82,560
Citigroup, Inc. (LPL Financial Holdings, Inc.),
19.43%, 08/02/23 ................ 1 143,388
SGA Societe Generale Acceptance NV (Charles
Schwab Corp. (The)), 13.67%, 07/19/23 . 3 158,727
SGA Societe Generale Acceptance NV
(Nasdaq, Inc.), 11.37%, 07/12/23 ...... 3 171,259
848,336
Chemicals — 0.0%
Royal Bank of Canada (CF Industries Holdings,
Inc.), 21.10%, 08/03/23
(b)
........... 1 73,217
Societe Generale SA (Ecolab, Inc.),
11.51%, 07/27/23 ................ 1 101,065
174,282
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Downer EDI Ltd.),
16.80%, 07/25/23 ................ 4 188,972
JPMorgan Structured Products BV (Waste
Management, Inc.), 8.03%, 07/27/23 ... 1 202,739
391,711
Communications Equipment — 0.1%
BNP Paribas SA (Juniper Networks, Inc.),
14.08%, 07/26/23
(b)
............... 4 120,748
Citigroup, Inc. (Cisco Systems, Inc.),
11.00%, 08/17/23 ................ 10 499,762
620,510
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
14.69%, 08/04/23 ................ —
(l)
100,844
Consumer Finance — 0.1%
BNP Paribas Issuance B.V. (Synchrony
Financial), 19.08%, 07/19/23 ........ 6 200,743
BNP Paribas SA (American Express Co.),
14.34%, 07/21/23
(b)
............... 2 392,106
SGA Societe Generale Acceptance
NV (Discover Financial Services),
12.39%, 07/21/23 ................ 1 139,480
732,329
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.1%
Citigroup, Inc. (Walmart, Inc.), 6.23%, 08/17/23 USD 4 $ 591,270
Mizuho Markets Cayman LP (Costco Wholesale
Corp.), 9.98%, 09/22/23 ............ —
(l)
234,608
825,878
Containers & Packaging — 0.0%
BNP Paribas SA (Graphic Packaging Holding
Co.), 12.63%, 07/27/23
(b)
........... 4 92,362
Distributors — 0.0%
UBS AG (Genuine Parts Co.),
10.20%, 07/27/23 ................ 1 138,780
Electrical Equipment — 0.0%
Citigroup, Inc. (Emerson Electric Co.),
12.83%, 08/09/23 ................ 2 159,420
Mizuho Markets Cayman LP (Eaton Corp. plc),
11.50%, 08/02/23 ................ 1 160,933
320,353
Electronic Equipment, Instruments & Components — 0.0%
Citigroup, Inc. (Flex Ltd.), 14.11%, 07/27/23 9 209,055
Energy Equipment & Services — 0.1%
BMO Capital Markets Corp. (Schlumberger
NV), 14.21%, 07/21/23 ............ 3 139,097
BNP Paribas Issuance B.V. (Baker Hughes
Co.), 15.94%, 07/20/23
(b)
........... 7 205,525
Citigroup, Inc. (Halliburton Co.),
20.70%, 07/20/23 ................ 4 139,870
484,492
Financial Services — 0.2%
BNP Paribas SA (Berkshire Hathaway, Inc.),
7.56%, 08/08/23
(b)
................ 1 496,250
BNP Paribas SA (Fidelity National Information
Services, Inc.), 17.40%, 08/04/23
(b)
.... 2 115,285
BNP Paribas SA (PayPal Holdings, Inc.),
17.85%, 08/03/23
(b)
............... 3 193,459
Citigroup, Inc. (Fiserv, Inc.), 10.31%, 07/26/23 2 239,709
JPMorgan Structured Products BV (Visa, Inc.),
9.62%, 07/26/23 ................. 1 120,086
Mizuho Markets Cayman LP (Global Payments,
Inc.), 16.00%, 08/01/23 ............ 1 76,779
Mizuho Markets Cayman LP (Voya Financial,
Inc.), 14.70%, 08/02/23 ............ 1 100,372
1,341,940
Food Products — 0.1%
BNP Paribas SA (Hershey Co. (The)),
8.19%, 07/31/23
(b)
................ 1 179,083
Royal Bank of Canada (Conagra Brands, Inc.),
8.01%, 07/14/23
(b)
................ 3 106,186
Societe Generale SA (Kraft Heinz Co. (The)),
10.08%, 07/27/23 ................ 2 84,523
369,792
Ground Transportation — 0.1%
BNP Paribas SA (Union Pacific Corp.),
10.53%, 07/21/23
(b)
............... 1 295,352
Royal Bank of Canada (Avis Budget Group,
Inc.), 25.11%, 08/01/23
(b)
........... —
(l)
87,560
Societe Generale SA (Norfolk Southern Corp.),
14.08%, 07/28/23 ................ 1 121,422
504,334
Health Care Equipment & Supplies — 0.1%
BNP Paribas Issuance B.V. (Zimmer Biomet
Holdings, Inc.), 9.93%, 08/02/23
(b)
..... 1 98,431
Citigroup, Inc. (Becton Dickinson & Co.),
9.56%, 08/04/23 ................. —
(l)
78,709

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Nomura Bank International plc (Boston
Scientific Corp.), 10.09%, 07/27/23 .... USD 3 $ 161,553
SGA Societe Generale Acceptance NV (Abbott
Laboratories), 10.84%, 07/20/23 ...... 3 296,437
635,130
Health Care Providers & Services — 0.4%
BMO Capital Markets Corp. (Elevance Health,
Inc.), 15.23%, 07/20/23 ............ —
(l)
186,133
BNP Paribas Issuance B.V. (Elevance Health,
Inc.), 12.82%, 07/20/23
(b)
........... 1 566,389
BNP Paribas SA (AmerisourceBergen Corp.),
9.41%, 08/03/23
(b)
................ 1 159,197
BNP Paribas SA (Humana, Inc.),
12.62%, 07/28/23
(b)
............... 1 260,731
Citigroup, Inc. (Cardinal Health, Inc.),
14.26%, 08/10/23 ................ 1 101,976
Citigroup, Inc. (McKesson Corp.),
11.57%, 08/03/23 ................ —
(l)
160,307
Citigroup, Inc. (UnitedHealth Group, Inc.)
11.51%, 07/17/23 ................ 2 850,808
11.42%, 09/01/23 ................ —
(l)
96,626
JPMorgan Structured Products BV (Cigna
Group (The)), 12.67%, 08/03/23 ...... 1 199,431
Mizuho Markets Cayman LP (CVS Health
Corp.), 16.00%, 08/03/23 ........... 3 188,742
SGA Societe Generale Acceptance NV (HCA
Healthcare, Inc.), 10.84%, 07/21/23 .... 1 200,561
Societe Generale SA (Laboratory Corp. of
America Holdings), 10.33%, 07/26/23 ... —
(l)
72,500
Societe Generale SA (Molina Healthcare, Inc.),
12.07%, 07/27/23 ................ —
(l)
116,379
3,159,780
Hotel & Resort REITs — 0.0%
Royal Bank of Canada (Host Hotels & Resorts,
Inc.), 17.58%, 08/03/23
(b)
........... 7 114,717
Hotels, Restaurants & Leisure — 0.3%
Barclays Bank plc (Booking Holdings, Inc.),
15.24%, 08/03/23 ................ —
(l)
198,017
BNP Paribas SA (Aramark), 14.04%, 08/09/23
(b)
........................... 3 102,209
BNP Paribas SA (Marriott International, Inc.),
15.40%, 08/02/23
(b)
............... 1 157,580
BNP Paribas SA (MGM Resorts International),
17.23%, 08/03/23
(b)
............... 3 130,675
BNP Paribas SA (Starbucks Corp.),
12.64%, 08/02/23
(b)
............... 2 183,278
BNP Paribas SA (Yum! Brands, Inc.),
8.77%, 08/03/23
(b)
................ 1 153,867
Citigroup, Inc. (McDonald's Corp.),
6.82%, 09/01/23 ................. —
(l)
97,758
JPMorgan Structured Products BV (Hyatt
Hotels Corp.), 15.48%, 08/09/23 ...... 1 151,685
Royal Bank of Canada (McDonald's Corp.),
6.99%, 07/26/23
(b)
................ 3 956,841
Societe Generale SA (Domino's Pizza, Inc.),
13.18%, 07/24/23 ................ —
(l)
120,233
Societe Generale SA (Hilton Worldwide
Holdings, Inc.), 13.17%, 07/27/23 ..... 1 200,399
2,452,542
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
BNP Paribas SA (Toll Brothers, Inc.),
15.56%, 08/23/23 ................ USD 1 $ 102,144
Royal Bank of Canada (NVR, Inc.),
9.77%, 07/25/23
(b)
................ —
(l)
66,509
168,653
Industrial REITs — 0.0%
Royal Bank of Canada (Prologis, Inc.),
16.22%, 07/19/23
(b)
............... 1 148,532
Insurance — 0.1%
BNP Paribas SA (Admiral Group plc),
14.06%, 07/27/23
(b)
............... 2 154,551
Citigroup, Inc. (Admiral Group plc),
11.93%, 07/26/23 ................ 2 186,403
JPMorgan Structured Products BV (Chubb
Ltd.), 11.68%, 07/26/23 ............ 1 228,302
SGA Societe Generale Acceptance
NV (Travelers Cos., Inc. (The)),
13.37%, 07/21/23 ................ 2 290,162
859,418
Interactive Media & Services — 0.2%
BNP Paribas Issuance B.V. (Meta Platforms,
Inc.), 20.98%, 08/14/23
(b)
........... 1 205,150
BNP Paribas SA (TripAdvisor, Inc.),
20.02%, 08/04/23
(b)
............... 5 80,578
Citigroup, Inc. (Alphabet, Inc.),
16.42%, 09/01/23 ................ 1 113,536
Citigroup, Inc. (Meta Platforms, Inc.),
20.27%, 09/01/23 ................ —
(l)
122,293
JPMorgan Structured Products BV (Meta
Platforms, Inc.), 15.49%, 07/27/23 ..... 1 334,172
Royal Bank of Canada (TripAdvisor, Inc.),
18.94%, 08/04/23
(b)
............... 6 97,903
Societe Generale SA (Alphabet, Inc.),
14.34%, 07/26/23 ................ 7 824,598
1,778,230
IT Services — 0.1%
BNP Paribas Issuance B.V. (Gartner, Inc.),
13.74%, 08/02/23 ................ —
(l)
142,593
Mizuho Markets Cayman LP (Cognizant
Technology Solutions Corp.),
12.60%, 07/28/23 ................ 3 195,637
338,230
Life Sciences Tools & Services — 0.2%
BNP Paribas SA (Thermo Fisher Scientific,
Inc.), 12.66%, 07/28/23
(b)
........... 1 475,126
Citigroup, Inc. (Danaher Corp.),
13.24%, 09/01/23 ................ —
(l)
98,796
Mizuho Markets Cayman LP (Agilent
Technologies, Inc.), 13.50%, 08/16/23 .. 2 193,158
Royal Bank of Canada (Danaher Corp.),
12.17%, 07/21/23
(b)
............... 3 708,083
1,475,163
Machinery — 0.1%
Barclays Bank plc (Caterpillar, Inc.),
15.27%, 08/02/23 ................ 1 206,593
Barclays Bank plc (PACCAR, Inc.),
13.30%, 07/26/23 ................ 3 198,259
BNP Paribas SA (Otis Worldwide Corp.),
10.88%, 07/27/23
(b)
............... 1 120,166
Royal Bank of Canada (Cummins, Inc.),
14.11%, 08/03/23
(b)
............... —
(l)
100,285

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Royal Bank of Canada (Deere & Co.),
11.91%, 08/18/23
(b)
............... USD 1 $ 301,496
926,799
Media — 0.1%
BNP Paribas SA (Comcast Corp.),
11.96%, 07/28/23
(b)
............... 7 300,296
Societe Generale SA (Bloomsbury Publishing
plc), 12.08%, 07/27/23 ............. 6 369,668
669,964
Metals & Mining — 0.0%
UBS AG (Nucor Corp.), 18.60%, 07/21/23 .. 1 143,483
Oil, Gas & Consumable Fuels — 0.2%
Barclays Bank plc (ConocoPhillips),
21.69%, 08/04/23 ................ 1 121,855
Barclays Bank plc (Murphy Oil Corp.),
20.69%, 08/04/23 ................ 1 38,585
JPMorgan Structured Products BV (Devon
Energy Corp.), 23.53%, 08/02/23 ...... 1 38,154
JPMorgan Structured Products BV (Hess
Corp.), 16.59%, 07/27/23 ........... 1 93,091
JPMorgan Structured Products BV (Marathon
Petroleum Corp.), 19.44%, 08/02/23 ... 1 59,834
JPMorgan Structured Products BV (Valero
Energy Corp.), 20.69%, 07/28/23 ...... 1 79,841
Mizuho Markets Cayman LP (Chevron Corp.),
12.55%, 07/28/23 ................ 2 293,144
Mizuho Markets Cayman LP (Exxon Mobil
Corp.), 14.30%, 07/28/23 ........... 4 453,893
Royal Bank of Canada (Marathon Oil Corp.),
15.82%, 08/03/23
(b)
............... 2 39,840
1,218,237
Personal Care Products — 0.0%
BNP Paribas SA (Coty, Inc.), 17.85%, 08/25/23
(b)
........................... 8 100,374
Pharmaceuticals — 0.2%
BNP Paribas SA (Pfizer, Inc.),
13.06%, 07/27/23
(b)
............... 10 365,797
BNP Paribas SA (Zoetis, Inc.),
12.95%, 08/04/23
(b)
............... 1 148,813
Societe Generale SA (Merck & Co., Inc.),
10.76%, 07/31/23 ................ 5 594,380
1,108,990
Professional Services — 0.0%
(b)
BNP Paribas Issuance B.V. (Paycom Software,
Inc.), 16.07%, 08/02/23 ............ —
(l)
121,089
BNP Paribas SA (Paycom Software, Inc.),
16.15%, 08/02/23 ................ 1 165,583
286,672
Retail REITs — 0.0%
JPMorgan Structured Products BV (Simon
Property Group, Inc.), 18.06%, 08/02/23 . 1 120,864
Software — 0.4%
BNP Paribas SA (Intuit, Inc.),
15.55%, 08/23/23 ................ 1 280,491
BNP Paribas SA (Palo Alto Networks, Inc.),
14.11%, 08/23/23 ................ 1 285,992
BNP Paribas SA (ServiceNow, Inc.),
16.46%, 07/27/23
(b)
............... 1 338,070
Citigroup, Inc. (Microsoft Corp.),
10.60%, 09/01/23 ................ —
(l)
119,248
JPMorgan Structured Products BV
(ServiceNow, Inc.), 17.49%, 09/01/23 ... —
(l)
100,951
Security
Par (000)
Par (000) Value
Software (continued)
Mizuho Markets Cayman LP (Microsoft Corp.),
12.62%, 08/25/23 ................ USD 1 $ 403,092
Nomura Bank International plc (Microsoft
Corp.), 12.25%, 07/26/23 ........... 3 814,355
Royal Bank of Canada (Microsoft Corp.),
14.16%, 08/11/23
(b)
............... 1 398,521
Societe Generale SA (Fortinet, Inc.),
12.75%, 08/03/23 ................ 3 207,005
Societe Generale SA (ServiceNow, Inc.),
17.08%, 07/27/23 ................ 1 289,755
3,237,480
Specialized REITs — 0.0%
Barclays Bank plc (Equinix, Inc.),
14.12%, 07/27/23 ................ —
(l)
160,910
JPMorgan Structured Products BV (Iron
Mountain, Inc.), 15.25%, 08/04/23 ..... 3 158,884
319,794
Specialty Retail — 0.2%
BNP Paribas SA (O'Reilly Automotive, Inc.),
9.39%, 07/27/23
(b)
................ —
(l)
239,635
BNP Paribas SA (Ross Stores, Inc.),
9.48%, 08/18/23
(b)
................ 2 198,945
Citigroup, Inc. (Best Buy Co., Inc.),
16.09%, 08/31/23 ................ 2 161,810
Mizuho Markets Cayman LP (AutoZone, Inc.),
9.70%, 09/19/23 ................. —
(l)
190,108
Mizuho Markets Cayman LP (Dick's Sporting
Goods, Inc.), 17.25%, 08/23/23 ....... 1 99,002
Mizuho Markets Cayman LP (TJX Cos., Inc.
(The)), 8.90%, 08/17/23 ............ 2 198,525
1,088,025
Technology Hardware, Storage & Peripherals — 0.4%
BNP Paribas SA (Apple, Inc.), 14.11%, 08/11/23
(b)
........................... 2 403,170
Citigroup, Inc. (Apple, Inc.)
8.96%, 07/31/23 ................. 6 1,105,628
10.74%, 09/01/23 ................ 1 120,373
JPMorgan Structured Products BV (Apple,
Inc.), 10.30%, 07/27/23 ............ 2 403,889
Mizuho Markets Cayman LP (Apple, Inc.),
8.92%, 07/28/23 ................. 4 643,567
2,676,627
Textiles, Apparel & Luxury Goods — 0.0%
Citigroup, Inc. (Tapestry, Inc.),
18.93%, 08/18/23 ................ 4 160,200
Tobacco — 0.1%
UBS AG (Philip Morris International, Inc.),
13.60%, 07/21/23 ................ 5 503,266
Total Equity-Linked Notes — 4.6%
(Cost: $34,029,286) .............................. 34,947,563
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.78%
,
 05/25/28 ........... 202 174,731
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.78%
,
 05/25/28 .......... 36 31,382
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 49 47,675

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.70%
,
 04/06/26 ................. USD 170 $ 168,102
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.70%
,
 04/06/26 ................. 91 90,357
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 02/01/28 ................. 118 115,841
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 73 70,709
Setanta Aircraft Leasing DAC, Term Loan, (3-
mo. LIBOR USD + 2.00%), 7.54%
,
 11/05/28 144 143,846
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.49%
,
 08/24/28 ..... 51 50,824
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.49%
,
 02/22/27 .. 248 248,337
1,141,804
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.47%
,
 04/10/28 .. 40 39,712
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.85%
,
 05/06/30 ................. 169 168,418
208,130
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.60%
,
 12/14/27
(a)
.......... 118 117,762
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.59%
,
 01/24/29 ........... 308 285,986
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 01/24/30 ................ 194 152,435
438,421
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.61%
,
 11/24/28 .. 128 127,699
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.43%
,
 06/30/27 ................ 176 151,737
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.72%
,
 02/12/27 ..... 273 242,329
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.45%
,
 02/12/27
(g)
................ 49 44,213
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.60%
,
 02/28/30 .. 39 38,854
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 12/21/27 ................. 44 43,463
648,295
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.45%
,
 05/13/29 USD 47 $ 46,744
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
 04/12/28 ........... 49 46,444
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 8.95%
,
 11/23/27 ................ 116 108,689
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.95%
,
 10/02/28 ........... 47 43,482
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(m)
............. 8 7,534
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.70%
,
 04/28/29 ................. 73 73,047
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.47%
,
 07/28/28 ..... 69 68,599
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.71%
,
 12/31/26 ................. 123 120,805
515,344
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.69%
,
 07/31/26 ................. 82 82,003
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.24%
,
 12/20/29 ................. 76 75,740
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.72%, 07/24/26 ............... 86 82,990
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%, 07/24/26 ......... 88 84,854
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 8.30%, 10/22/26 ......... 101 100,292
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.00%, 10/22/27 ......... 45 44,514
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.60%
,
 06/30/28 ........... 100 98,565
Focus Financial Partners LLC, Term Loan B6,
06/30/28
(m)
..................... 55 54,601
Greenhill & Co., Inc., Term Loan, (3-mo. CME
Term SOFR + 3.25%), 8.73%
,
 04/12/24 .. 84 84,229
Mercury Borrower, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.72%
,
 08/02/28 ........... 125 122,306
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.50%), 12.03%
,
 08/02/29 ........... 46 40,932
871,026
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 09/30/28 ................. 92 85,510
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.19%
,
 11/24/27 ............ 32 30,791

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . USD 153 $ 149,882
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 12/29/27 ........... 49 36,732
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.62%
,
 10/04/29 ...... 68 64,499
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.65%
,
 06/09/28 ........... 99 97,974
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.10%
,
 01/31/26 ................. 135 135,198
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 02/15/30 ................. 21 21,004
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.27%
,
 07/03/28 ........... 74 62,031
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.70%
,
 02/18/30 ................. 40 39,736
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.72%
,
 10/15/28 ................. 134 132,305
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.72%
,
 06/30/27 ................. 82 81,146
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.00%
,
 03/02/26 ................. 136 135,465
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.60%
,
 03/29/28 ................. 135 131,071
Nouryon Finance B.V., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.32%
,
 04/03/28 .. 50 49,453
Nouryon Finance BV, Term Loan, (3-mo. CME
Term SOFR + 2.75%), 8.07%
,
 10/01/25 .. 8 8,487
Olympus Water US Holding Corp., Term Loan,
11/09/28
(m)
..................... 48 46,310
Oxea Holding Vier GmbH, Term Loan B2,
(1-mo. CME Term SOFR + 3.50%),
8.74%
,
 10/14/24 ................. 176 172,354
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.19%
,
 03/16/27 .......... 29 28,729
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.48%
,
 08/02/28 ........... 123 122,180
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/22/28 ................. 78 77,028
1,707,885
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 05/12/28 ................. 220 213,064
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. CME Term SOFR + 2.50%),
7.72%
,
 04/06/28 ................. 81 80,431
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.72%
,
 06/22/30
(g)
................ USD 50 $ 49,937
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.95%
,
 09/07/27 ................. 143 142,309
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR + 2.00%), 7.19%
,
 10/08/28 .. 63 62,874
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 11/30/28 ................. 105 104,348
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 11/30/28 ................. 8 8,138
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.15%
,
 05/31/27 ................. 59 59,474
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.52%
,
 12/15/28 ...... 87 71,260
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 7.98%
,
 09/23/26 . 130 130,126
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.10%
,
 08/31/28 ................. 320 319,851
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.20%
,
 11/02/27 ................. 135 123,732
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.22%
,
 07/30/28 ................ 116 112,182
1,477,726
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.59%
,
 01/18/30 ..... 20 19,950
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.60%
,
 03/02/29 ................. 68 66,113
86,063
Construction & Engineering — 0.0%
(a)
Brand Industrial Services, Inc., Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.40% - 9.79%
,
 06/21/24 ...... 88 86,776
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.22%
,
 01/21/28 ..... 80 79,561
USIC Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.69%
,
 05/12/28 ........... 116 109,943
276,280
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.20%
,
 01/15/27 ........... 140 139,528
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.10%
,
 03/08/29 ................ 91 76,735
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
 04/29/29 ................. 97 94,781

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.69%
,
 09/22/28 ........... USD 109 $ 108,859
419,903
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(3-mo. CME Term SOFR + 2.00%),
7.22%, 09/13/26 ............... 167 167,130
(1-mo. CME Term SOFR + 2.75%),
7.97%, 11/22/28 ............... 95 95,323
262,453
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.97%
,
 12/01/27 ...... 223 221,039
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.11%
,
 08/14/26 ................. 88 87,645
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.47%
,
 02/05/26 ................. 38 38,013
Reynolds Consumer Products LLC, Term
Loan, (1-mo. CME Term SOFR + 1.75%),
6.95%
,
 02/04/27 ................. 16 15,494
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.54%
,
 09/15/28 ........... 110 107,758
469,949
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.02%
,
 10/28/27
(a)
................ 133 123,381
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
 12/11/28 ............ 42 39,563
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.95%
,
 12/10/29 ........... 113 95,579
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.47%
,
 11/24/28 ...... 102 101,378
Kuehg Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.24%
,
 06/12/30 ................ 94 92,943
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.76%
,
 01/15/27 . 195 189,853
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.54%
,
 07/30/25 ................. 78 77,340
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.22%
,
 09/01/25 ................ 192 156,083
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
7.94%
,
 02/05/26 ................. 125 124,172
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.22%
,
 01/08/27 ........... 86 83,993
960,904
Security
Par (000)
Par (000) Value
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
7.85%
,
 05/18/30
(a)
................ USD 60 $ 59,763
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan, (3-mo. LIBOR
USD + 2.75%), 8.01%
,
 07/15/25
(g)
..... 5 4,751
Altice Financing SA, Term Loan, (3-mo. LIBOR
USD + 2.75%), 8.01%
,
 01/31/26 ...... 83 81,451
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.70%
,
 12/11/26 ................. 395 394,799
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.72%
,
 10/02/27 .......... 34 30,165
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.70%
,
 11/04/26 ................. 138 138,220
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
6.97%
,
 03/01/27 ................. 121 112,425
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.47%
,
 03/15/27 ................. 139 106,829
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.44% - 9.73%
,
 09/01/28 ........... 88 70,103
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%),
8.48%
,
 09/25/26 ................. 215 178,554
Virgin Media Bristol LLC, Facility Term
Loan N, (1-mo. LIBOR USD + 2.50%),
7.69%
,
 01/31/28 ................. 63 62,398
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
8.44%
,
 01/31/29 ................. 44 43,764
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 03/09/27 ................. 288 225,320
1,448,779
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
7.19%
,
 01/15/25
(a)
................ 34 33,533
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.25%
,
 06/23/28
(a)(g)
........ 136 131,929
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.97%
,
 07/02/29
(a)
................ 100 99,789
Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.51%
,
 10/05/28
(a)
229 228,258

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.22%
,
 04/22/26 ................. USD 137 $ 106,456
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 05/24/29 ........... 24 23,559
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.49%
,
 03/08/30 ........... 67 66,206
City Football Group Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.27%
,
 07/21/28 ................. 133 130,041
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.60%
,
 11/27/28 ................. 101 100,420
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.54% - 8.73%
,
 03/08/24 ...... 289 267,909
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.10%
,
 01/15/30 116 115,942
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.93%
,
 10/19/26 ................. 245 244,454
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
7.94%
,
 03/13/28 ................. 122 121,060
Renaissance Holding Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.75%),
9.99%
,
 04/05/30 ................. 5 4,462
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
7.77%
,
 01/23/25 ................. 116 115,803
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.05%
,
 04/29/26 ........... 93 92,363
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 7.95%
,
 05/18/25 ..... 201 200,407
WMG Acquisition Corp., Term Loan G, (3-mo.
LIBOR USD + 2.13%), 7.33%
,
 01/20/28 . 216 215,198
1,804,280
Financial Services — 0.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.70%
,
 12/21/28 . 53 52,563
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.49%
,
 08/15/28 . 145 128,647
Belron Finance LLC, Term Loan, (3-mo. LIBOR
USD + 2.25%), 7.56%
,
 10/30/26 ...... 57 57,258
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.83%
,
 04/18/29 ................. 31 30,981
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.80%
,
 04/13/28 ................. 59 59,297
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.99%
,
 04/09/27 ...... 386 374,062
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 12.29%
,
 04/07/28 ........... 133 123,191
Security
Par (000)
Par (000) Value
Financial Services (continued)
LBM Acquisition LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.90%
,
 12/17/27 ................. USD 80 $ 76,370
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.45%
,
 03/24/25 ................. 131 130,721
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.02%
,
 12/11/26 ...... 166 163,200
Travelport Finance (Luxembourg) S.a r.l., Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.36%
,
 05/29/26
(g)
............... 166 102,836
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
8.12%
,
 01/31/29 ................. 74 71,949
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.47%
,
 03/31/28 ..... 74 73,716
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.85%
,
 10/19/27 ........... 80 79,201
1,523,992
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.97%
,
 10/01/25 ........... 118 107,973
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.65%
,
 10/10/26 .. 20 19,507
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.72%
,
 10/25/27 ................. 254 252,313
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.45%
,
 01/29/27 ................. 243 241,440
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 40 34,889
Hostess Brands LLC, 1st Lien Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 2.25%),
7.52%
,
 08/03/25 ................. 56 55,430
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 106 106,102
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.77%
,
 06/08/28 ...... 143 141,056
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.49%
,
 03/31/28 ........... 148 142,552
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 01/20/28 ................. 181 180,139
1,281,401
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.93%
,
 04/06/28 ...... 44 42,973
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 08/06/27 ................. 97 95,537
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.34%
,
 12/30/26 ................. 106 105,446

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 5.50%), 10.72% -
11.00%
,
 08/04/25 ................ USD 47 $ 41,739
Uber Technologies, Inc., Term Loan, 8.00% -
8.03%
,
 03/03/30 ................. 112 112,345
398,040
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45%
,
 11/03/28 ................. 165 161,037
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.00%
,
 03/05/26 ................ 78 71,090
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 05/04/28 ................. 59 58,473
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 10/23/28 ................. 332 327,468
618,068
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.44%
,
 09/29/28 ...... 137 136,415
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.46%
,
 11/08/27 ............ 72 71,594
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.22%
,
 11/01/28 ................. 145 144,571
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 4.25%),
9.49%
,
 03/31/27 ................. 131 27,910
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.25%, 02/18/27 ............... 33 23,981
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.25%, 11/15/28 .......... 47 33,307
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.25%
,
 11/15/29 ........... 78 52,068
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.47%
,
 08/31/26 ................. 117 107,863
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.36%
,
 11/01/29 ..... 110 97,212
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.94%
,
 10/27/28 ........... 82 81,607
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.69%
,
 02/14/25 ........... 4 3,810
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.90%
,
 08/31/26 ........... 54 53,983
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.44%
,
 05/16/29 ................. 45 45,421
879,742
Security
Par (000)
Par (000) Value
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(m)
................. USD 27 $ 25,595
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.59%
,
 02/15/29 ................. 185 178,156
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.54%
,
 06/02/28 ................. 303 277,859
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.22%
,
 08/27/25 ................. 162 161,693
643,303
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.94%
,
 11/19/26 ................. 121 120,530
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.94%
,
 02/02/26 ................. 120 116,168
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
8.95%
,
 05/31/30
(g)
................ 11 10,973
Bally's Corp., Facility Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.40%
,
 10/02/28 ................. 73 71,138
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%
,
 02/06/30 ........... 100 99,659
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.22%
,
 06/30/25 ................. 124 123,648
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.20%
,
 03/17/28 ................. 106 105,304
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%
,
 01/27/29 ........... 324 318,948
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.75%
,
 07/21/26 ................. 149 148,869
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.75%
,
 07/22/28 ................. 111 111,236
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%
,
 11/30/29 ............ 160 160,133
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.94%
,
 06/22/26 ................. 126 125,474
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 12/15/27 ................. 154 153,060
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.25%
,
 04/14/29 ........... 69 68,843
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.44%
,
 03/09/28 ................. 70 48,404
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.95%
,
 05/03/29 ........... 171 170,598

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.34%
,
 01/05/29 ................. USD 38 $ 37,672
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.25%
,
 08/25/28 ........... 50 49,545
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.45%
,
 02/08/27 ................. 140 139,069
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 08/03/28 ................. 161 160,313
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.45%
,
 05/24/30 ........... 37 36,528
2,376,112
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.75%
,
 05/17/28 ................. 130 108,909
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... 152 143,349
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.22%
,
 10/06/28 ........... 59 47,264
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.47%
,
 10/30/27 ........... 237 207,969
507,491
Household Products — 0.0%
Diamond (BC) BV, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.06%
,
 09/29/28
(a)
................ 118 118,176
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (1-mo. LIBOR USD
+ 2.00%), 7.19%
,
 08/12/26 .......... 34 33,689
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.03%
,
 12/15/27 ........... 139 137,500
171,189
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.65%
,
 11/05/27 ............ 202 200,463
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.65%
,
 11/05/27 .......... 215 213,504
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.44%, 02/19/28 ......... 148 146,571
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.95%, 02/19/28 ......... 32 31,728
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.72%, 02/12/27 ............... 212 209,500
Hub International Ltd., Term Loan
(2-mo. LIBOR USD + 3.00%), 8.14% -
8.16%, 04/25/25 ............... 32 31,513
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.07%, 11/10/29 .......... 63 62,588
Security
Par (000)
Par (000) Value
Insurance (continued)
Hub International Ltd., Term Loan B3, (2-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.40% - 8.41%
,
 04/25/25 ........... USD 171 $ 170,780
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 09/01/27 ................. 128 128,162
USI, Inc., Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.99%
,
 11/22/29 163 162,650
1,357,459
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
8.29%
,
 06/26/28 ................. 49 49,244
Camelot US Acquisition LLC, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.22%, 10/30/26 ............... 283 281,984
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.94%
,
 10/10/25 . 62 61,738
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.70%
,
 01/29/26 ................. 63 62,979
455,945
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.47%
,
 01/31/28 ................ 69 58,521
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.47%
,
 01/20/29 ................ 99 82,789
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.47%
,
 08/19/28 ..... 98 92,777
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.79%
,
 12/23/26 ...... 64 61,741
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 12.95%
,
 07/31/28 ........... 82 81,812
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.47%
,
 07/30/27 ................. 39 38,314
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.34%
,
 10/01/27 ........... 165 162,405
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.10%
,
 11/09/29 ................. 126 126,571
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.19%
,
 08/10/27 ................. 85 84,813
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.85%
,
 02/24/28 ........... 292 290,031
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.28%
,
 06/28/29 ................ 86 82,571
1,162,345
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.19%
,
 12/01/28
(g)
.......... 67 63,963
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.26%
,
 05/25/27 ................ 84 83,729

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products (continued)
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.70%
,
 03/15/30 ................. USD 74 $ 73,692
221,384
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.45%
,
 11/08/27 ................. 101 101,050
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.19%
,
 02/22/28 ........... 168 163,694
Curia Global, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.90%
,
 08/30/26 ................. 15 12,822
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.72%
,
 02/04/27 ...... 88 84,253
Fortrea Holdings Inc., Term Loan B, 06/12/30
(m)
30 29,985
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.75%, 07/03/28 ......... 164 163,687
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.03%
,
 10/19/27 ........... 148 147,707
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.35%
,
 11/15/28 ............ 203 201,495
904,693
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 5.25%),
10.52%
,
 08/17/26
(g)
............... 128 126,740
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 04/20/29 ................. 64 64,049
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.23%
,
 05/14/28 ................. 47 46,368
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.72%, 10/21/28 ......... 110 109,346
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.45%, 10/21/28 ......... 62 61,526
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
6.95%
,
 03/01/27 ................. 133 132,385
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.70%
,
 03/31/27 ................. 146 145,074
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 204 198,620
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.74%
,
 11/22/29 ................. 148 146,892
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
6.95%
,
 03/01/27 ................. 153 152,299
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 158 154,338
Security
Par (000)
Par (000) Value
Machinery (continued)
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.70%
,
 04/05/29 ................. USD 140 $ 137,844
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... 185 183,489
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 7.98%
,
 03/02/27 .. 190 189,452
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.19%
,
 10/04/28 ................. 29 28,494
1,876,916
Media — 0.2%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.76%
,
 03/03/25 ........... 100 97,459
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 48 49,658
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
6.80%
,
 04/30/25 ................. 108 107,988
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.81%
,
 08/21/26 ................. 187 177,778
Cogeco Communications Finance LP, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.72%
,
 09/01/28 ...... 138 137,019
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.44%, 07/17/25 ............... 66 63,927
(1-mo. LIBOR USD + 2.50%),
7.69%, 04/15/27 ............... 130 113,341
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.22%
,
 08/02/27 ................ 141 137,846
EW Scripps Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.97%
,
 01/07/28 ................. 37 35,883
Learfield Communications LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.77%
,
 12/01/23 ........... 98 76,031
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
8.95%
,
 04/21/29
(g)
................ 41 31,102
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.36%
,
 05/11/29
(g)
................ 80 79,245
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.69%
,
 04/30/28 ................. 78 76,719
1,183,996
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.75%
,
 12/21/28 ........... 250 244,404
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.68%
,
 09/19/29 ........... 44 43,261

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 10/18/28 ........... USD 183 $ 181,754
469,419
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ 135 138,017
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 138 137,682
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 80 78,192
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 155 152,007
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.76%
,
 06/21/27 ................ 159 165,269
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.29%
,
 04/21/28 ................. 158 157,902
WestJet Airlines Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.25%
,
 12/11/26 ................. 66 63,618
892,687
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.09%
,
 10/01/26
(a)
......... 369 366,231
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.72%
,
 05/04/25 ................. 107 103,152
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.20%
,
 02/28/28 ................ 54 52,414
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.44%
,
 02/01/27 ................ 108 81,113
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.96%
,
 08/01/27 ................. 142 139,365
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.69%
,
 05/05/28 ................. 139 139,146
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.26%
,
 06/02/28 ................. 130 129,730
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.45%
,
 04/20/29 ................. 80 78,902
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
 11/18/27
(g)
.......... 88 84,494
808,316
Security
Par (000)
Par (000) Value
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.72%
,
 02/04/28 ................. USD 101 $ 100,429
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.75%
,
 06/02/28 ................. 264 237,979
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.43%
,
 02/06/26 ................. 362 362,413
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.33%
,
 01/18/29 ................. 76 75,357
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.59%
,
 06/22/29 ...... 44 42,728
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 06/22/29 ................. 98 95,819
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 6.95%
,
 04/28/28 ........... 99 97,771
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.85%
,
 04/29/29
(g)
.......... 130 121,681
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.94%
,
 07/11/25 ................. 80 79,336
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 6.95%
,
 11/16/26 .. 80 79,682
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.47%
,
 12/01/28 ................. 133 132,645
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.49%
,
 02/28/27 ..... 147 144,705
1,570,545
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.45%
,
 01/31/30
(g)
135 130,316
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR + 2.75%),
7.97%
,
 08/21/25 ................. 66 65,668
195,984
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.94%
,
 08/17/29 ................. 129 129,125
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.74%
,
 12/02/28 ................. 42 41,819
170,944
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 09/18/26 ........... 74 74,485
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.99%
,
 09/17/27 ........... 48 47,970
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 8.97%
,
 10/02/25 .. 107 106,104

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.47%
,
 09/21/28 ........... USD 183 $ 182,466
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.49%
,
 07/06/29 ................. 129 128,902
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
 03/30/29 ........... 401 374,429
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 10/08/28 ................. 51 49,379
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.25%
,
 10/08/29
(g)
............... 83 74,700
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.57%
,
 12/01/28 ................ 30 27,275
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.20%
,
 09/12/29 ................. 115 114,610
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.19% - 9.22%
,
 12/01/27 182 181,623
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.00%
,
 10/27/28 ..... 191 190,266
Instructure Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28 ................. 68 67,746
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
10.03%
,
 07/27/28 ................ 116 87,084
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.53%
,
 07/27/29 ........... 441 284,311
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.96%
,
 03/01/29 ................. 168 160,676
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.35%
,
 05/03/28 ................. 511 489,292
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.35%
,
 02/23/29 ................ 152 132,191
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 08/31/28 ................. 284 277,273
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.22%
,
 04/24/28 ................. 327 319,673
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.05%
,
 08/01/25 ................. 79 78,613
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
9.04%
,
 10/07/27 ................. 166 164,266
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 04/16/25 ................. 14 13,977
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 04/16/25 ................. 12 12,483
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.62%, 05/04/26 ......... USD 59 $ 57,726
(3-mo. CME Term SOFR + 3.75%),
8.90%, 05/04/26 ............... 81 79,366
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.62%
,
 05/03/27 ................ 104 100,670
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.81%
,
 07/20/28 ........... 51 50,629
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.95%
,
 02/28/30 ................. 20 19,863
3,948,048
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.18%, 02/07/25 ............... 64 62,945
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.42%, 03/31/26 ......... 97 96,330
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.22%
,
 05/04/28 . 145 143,408
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 02/11/28 ................. 164 163,251
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.20%
,
 08/04/28 ................. 99 99,069
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.69%, 10/20/28 ......... 72 69,924
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%, 10/20/28 ......... 21 19,859
654,786
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 5.00%),
10.21%
,
 07/23/26
(a)
............... 74 49,760
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%), 8.70% -
8.89%
,
 02/20/29 ................. 62 62,180
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.85%
,
 03/08/30
(g)
................ 33 33,000
95,180
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan, (1-
mo. LIBOR USD + 2.25%), 7.44%
,
 05/19/28 53 52,708
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.68% -
7.69%
,
 07/27/28 ................. 220 219,044
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.69%, 06/02/28 ......... 102 98,795
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%, 06/02/28 ......... 103 100,458
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
15.00%
,
 05/30/24
(g)
............... 38 36,926

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
9.00%
,
 08/28/24
(g)
................ USD 118 $ 71,596
579,527
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.97%, 09/22/28 ......... 39 38,504
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%, 09/22/28 ......... 51 50,554
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.43%
,
 12/15/26 ................ 124 115,577
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.49%
,
 03/17/30 ................. 22 20,573
225,208
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/27/24 ................. 75 68,556
Digicel International Work Fee, Term Loan,
01/01/38
(g)(m)
.................... 3 2,963
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%
,
 04/30/28 ........... 53 53,078
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.95%
,
 04/11/25 .. 101 101,361
225,958
Total Floating Rate Loan Interests — 5.2%
(Cost: $40,749,640) .............................. 39,464,502
Foreign Agency Obligations
Ireland — 0.1%
AIB Group plc, (3-mo. LIBOR USD + 1.87%),
4.26%
,
04/10/25
(a)(b)
............... 675 659,526
Mexico — 0.0%
Petroleos Mexicanos, 6.88%
,
08/04/26 .... 175 162,531
Total Foreign Agency Obligations — 0.1%
(Cost: $866,474) ................................ 822,057
Shares
Shares
Investment Companies
(n)
BlackRock Allocation Target Shares - BATS
Series A ....................... 6,885,757 63,348,968
BlackRock GNMA Portfolio, Class K Shares,
Class K Shares .................. 7,185,103 56,546,757
BlackRock High Equity Income Fund, Class K
Shares ........................ 863,699 23,838,093
BlackRock High Yield Bond Portfolio, Class K
Shares, Class K Shares ............ 65,335 443,621
iShares Core Dividend Growth ETF ...... 180,712 9,312,089
iShares iBoxx $ High Yield Corporate Bond
ETF
(o)
........................ 105,452 7,916,282
iShares iBoxx $ Investment Grade Corporate
Bond ETF ...................... 73,183 7,914,010
Security
Shares
Shares Value
Investment Companies
(n)
(continued)
iShares MBS ETF .................. 84,368 $ 7,868,581
Total Investment Companies — 23.3%
(Cost: $187,375,667) ............................. 177,188,401
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............. USD 833 768,205
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(a)(i)
..................... 377 376,982
COLT Mortgage Loan Trust
(a)
Series 2022-5, Class A1, 4.55%, 04/25/67 247 237,716
Series 2022-9, Class A1, 6.79%, 12/25/67
(i)
765 766,096
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)
.... 125 98,656
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)
................ 833 787,185
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
......... 843 787,722
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(a)(i)
............... 388 380,643
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(a)(i)
............... 727 675,454
Mill City Mortgage Loan Trust
(a)(i)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 .................... 144 141,415
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 .................... 236 233,793
OBX Trust
(a)(i)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 346 336,900
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 182 180,879
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 1,205 1,203,196
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................ 955 929,342
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a)(i)
........ 1,025 996,331
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(a)(i)
.... 1,023 963,934
Verus Securitization Trust
(i)
Series 2022-3, Class A1, 4.13%, 02/25/67 652 595,022
Series 2022-INV2, Class A1, 6.79%,
10/25/67
(a)
................... 973 973,191
11,432,662
Total Non-Agency Mortgage-Backed Securities — 1.5%
(Cost: $11,393,773) .............................. 11,432,662
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings, Capital Trust VII
(d)(f)
(g)
........................... 15 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.0%
(a)(e)
Citigroup, Inc.
Series P, (3-mo. CME Term SOFR + 4.17%),
5.95% ...................... USD 15 $ 14,385
Series Y, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.00%),
4.15% ...................... 10 8,045
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 88 82,029
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 38 34,115
138,574
Capital Markets — 0.0%
(a)(e)
Charles Schwab Corp. (The), Series I, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.17%), 4.00% ..... 325 264,144
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95% ..... 70 65,991
330,135
Consumer Finance — 0.3%
(a)(e)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 1,325 934,125
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................. 146 121,180
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 1,000 742,500
Discover Financial Services, Series C, (3-mo.
LIBOR USD + 3.08%), 5.50% ........ 725 550,145
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 29 25,457
2,373,407
Electric Utilities — 0.2%
(a)(e)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 1,201 1,049,554
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 47 40,603
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 60 56,578
1,146,735
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(e)
..................... 47 41,008
Industrial Conglomerates — 0.0%
General Electric Co., Series D, (3-mo. LIBOR
USD + 3.33%), 8.88%
(a)(e)
........... 52 52,000
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.2%
(a)(e)
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35% ........... USD 365 $ 306,644
Sempra Energy, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.55%), 4.88% .................. 450 418,531
725,175
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP
(a)(e)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 90 81,749
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 1,125 953,912
1,035,661
Total Capital Trusts — 0.8%
(Cost: $7,199,387) .............................. 5,842,695
Shares
Shares
Preferred Stocks — 0.0%
Consumer Finance — 0.0%
SLM Corp., Series B, (3-mo. LIBOR USD +
1.70%), 7.25%
(a)(e)
................ 1,027 55,869
Total Preferred Stocks — 0.0%
(Cost: $61,620) ................................ 55,869
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.55%), 7.06%, 12/21/65
(a)(b)
..... 100,000 67,209
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 67,209
Total Preferred Securities — 0.8%
(Cost: $7,356,257) .............................. 5,965,773
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(g)
........................... 553 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 52 617
Total Warrants — 0.0%
(Cost: $—) .................................... 617
Total Long-Term Investments — 95.9%
(Cost: $762,445,032) ............................. 728,099,456

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.8%
(n)(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 21,018,571 $ 21,018,571
SL Liquidity Series, LLC, Money Market Series,
5.28%
(r)
....................... 7,978,955 7,979,753
Total Short-Term Securities — 3.8%
(Cost: $28,998,296) .............................. 28,998,324
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $392,370 ) ................................ $ 2,831
Total Investments Before Options Written — 99.7%
(Cost: $791,835,698 ) ............................. 757,100,611
Total Options Written — (0.0)%
(Premium Received — $(196,185)) ................... (833)
Total Investments Net of Options Written — 99.7%
(Cost: $791,639,513 ) ............................. 757,099,778
Other Assets Less Liabilities — 0.3% ................... 2,195,128
Net Assets — 100.0% ..............................
$ 759,294,906
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Perpetual security with no stated maturity date.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
All or a portion of this security is on loan.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
49
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
6
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 23,716,077 $ — $ (2,697,506)
(a)
$ — $ — $ 21,018,571 21,018,571 $ 583,714 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,710,763 4,273,064
(a)
— (4,102) 28 7,979,753 7,978,955 29,295
(b)
—
BlackRock Allocation Target
Shares - BATS Series A .... 62,729,250 — — — 619,718 63,348,968 6,885,757 1,782,646 —
BlackRock Floating Rate Income
Portfolio, Class K Shares
(c)
.. 4,029,841 — (4,102,724) (125,513) 198,396 — — 26,123 —
BlackRock GNMA Portfolio, Class
K Shares, Class K Shares ... 24,802,800 32,512,663 — — (768,706) 56,546,757 7,185,103 812,658 —
BlackRock High Equity Income
Fund, Class K Shares ..... — 23,773,139 — — 64,954 23,838,093 863,699 693,139 —
BlackRock High Yield Bond
Portfolio, Class K Shares,
Class K Shares .......... 419,542 14,601 — — 9,478 443,621 65,335 14,603 —
iShares Core Dividend Growth
ETF .................. 24,188,800 15,764,853 (30,510,600) (1,503,219) 1,372,255 9,312,089 180,712 146,623 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 7,764,431 — — — 151,851 7,916,282 105,452 193,899 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 7,715,684 — — — 198,326 7,914,010 73,183 129,872 —
iShares MBS ETF .......... 7,825,132 — — — 43,449 7,868,581 84,368 107,483 —
$ (1,632,834) $ 1,889,749 $ 206,186,725 $ 4,520,055 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
50
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 25 09/15/23 $ 5,610 $ 20,230
U.S. Treasury 10-Year Note ................................................... 1,406 09/20/23 157,889 (2,692,047)
U.S. Treasury 10-Year Ultra Note ............................................... 213 09/20/23 25,241 (204,148)
U.S. Treasury 2-Year Note .................................................... 13 09/29/23 2,644 (28,039)
U.S. Treasury 5-Year Note .................................................... 360 09/29/23 38,565 (751,503)
(3,655,507)
Short Contracts
GBP Currency ............................................................ 191 09/18/23 15,159 (102,386)
JPY Currency ............................................................ 17 09/18/23 1,490 56,440
U.S. Treasury Long Bond ..................................................... 1 09/20/23 127 (79)
U.S. Treasury Ultra Bond ..................................................... 31 09/20/23 4,232 (58,939)
U.S. Treasury 5-Year Note .................................................... 34 09/29/23 3,642 47,593
(57,371)
$ (3,712,878)
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
NASDAQ-100 Index ....... Citibank NA 1,189 07/21/23 USD 12,725.00 USD 18,048 $ 2,831
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
NASDAQ-100 Index .......... Citibank NA 1,189 07/21/23 USD 11,900.00 USD 18,048 $ (833)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 % Quarterly 06/20/28 USD 15,265 $ (449,686) $ 14,506 $ (464,192)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 10,232 (155,633) (107,273) (48,360)
$ (605,319) $ (92,767) $ (512,552)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
51
Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bank of America Corp. .. 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/28 A- USD 1,637 $ 6,914 $ 1,083 $ 5,831
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 A- USD 83 350 (364) 714
$ 7,264 $ 719 $ 6,545
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 14,506 $ (107,273) $ — $ (512,552) $ —
OTC Swaps ..................................................... 1,083 (364) 6,545 — —
Options Written ................................................... N/A N/A 195,352 — (833)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 20,230 $ 56,440 $ 47,593 $ — $ 124,263
Options purchased
Investments at value — unaffiliated
(b)
............ — — 2,831 — — — 2,831
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 7,628 — — — — 7,628
$ — $ 7,628 $ 23,061 $ 56,440 $ 47,593 $ — $ 134,722
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ 102,386 $ 3,734,755 $ — $ 3,837,141
Options written
Options written at value ..................... — — 833 — — — 833
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 512,552 — — — — 512,552
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 364 — — — — 364
$ — $ 512,916 $ 833 $ 102,386 $ 3,734,755 $ — $ 4,350,890
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
52
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 16,786 $ (306,334) $ 2,414,365 $ — $ 2,124,817
Swaps .............................. — 368,655 — — — — 368,655
$ — $ 368,655 $ 16,786 $ (306,334) $ 2,414,365 $ — $ 2,493,472
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 325,568 $ (327,712) $ (2,188,756) $ — $ (2,190,900)
Options purchased
(a)
..................... — — (389,539) — — — (389,539)
Options written ........................ — — 195,352 — — — 195,352
Swaps .............................. — (489,563) — — — — (489,563)
$ — $ (489,563) $ 131,381 $ (327,712) $ (2,188,756) $ — $ (2,874,650)
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 210,863,331
Average notional value of contracts — short ................................................................................. $ 32,014,679
Options
Average value of option contracts purchased ................................................................................ $ 1,416
Average value of option contracts written ................................................................................... $ 417
Credit default swaps
Average notional value — buy protection ................................................................................... $ 20,381,442
Average notional value — sell protection ................................................................................... $ 1,675,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 275,457 $ 85,569
Options
(a)
......................................................................................... 2,831 833
Swaps — centrally cleared .............................................................................. — 195,076
Swaps — OTC
(b)
..................................................................................... 7,628 364
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 285,916 $ 281,842
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(275,457) (280,645)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,459 $ 1,197
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Citibank NA .................................... $ 2,831 $ (833) $ — $ — $ 1,998
JPMorgan Chase Bank NA .......................... 7,628 (364) — — 7,264
$ 10,459 $ (1,197) $ — $ — $ 9,262

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
53
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Citibank NA .................................... $ 833 $ (833) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 364 (364) — — —
$ 1,197 $ (1,197) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 114,274,617 $ — $ 114,274,617
Common Stocks
Air Freight & Logistics .................................... 1,565,928 — — 1,565,928
Banks ............................................... 2,201,472 1,729,383 — 3,930,855
Biotechnology ......................................... 1,868,570 — — 1,868,570
Building Products ....................................... 1,636,453 — — 1,636,453
Capital Markets ........................................ 1,926,996 — — 1,926,996
Chemicals ............................................ 1,448,140 1,256,063 — 2,704,203
Commercial Services & Supplies ............................. 1,192,888 — — 1,192,888
Consumer Finance ...................................... 2,067,319 — — 2,067,319
Consumer Staples Distribution & Retail ........................ 1,473,598 — — 1,473,598
Diversified REITs ....................................... 105,200 138,448 — 243,648
Diversified Telecommunication Services ........................ 1,699,602 1,427,644 — 3,127,246
Electronic Equipment, Instruments & Components ................. 1,193,603 — — 1,193,603
Energy Equipment & Services .............................. 1,639,105 — — 1,639,105
Entertainment ......................................... 1,529,456 — — 1,529,456
Food Products ......................................... 2,281,855 — — 2,281,855
Health Care Equipment & Supplies ........................... 1,615,225 1,590,591 — 3,205,816
Health Care Providers & Services ............................ 1,448,649 — — 1,448,649
Health Care REITs ...................................... 1,416,907 — — 1,416,907
Household Durables ..................................... — 1,355,609 — 1,355,609
Household Products ..................................... — 2,167,802 — 2,167,802
Industrial REITs ........................................ 615,481 671,304 — 1,286,785
Insurance ............................................ 1,253,177 3,070,907 — 4,324,084
IT Services ........................................... 2,049,280 325,550 — 2,374,830
Life Sciences Tools & Services .............................. — 1,087,837 — 1,087,837
Machinery ............................................ 1,583,132 — — 1,583,132
Office REITs .......................................... 686,861 112,431 — 799,292
Oil, Gas & Consumable Fuels ............................... 681,641 1,508,570 — 2,190,211
Pharmaceuticals ....................................... — 5,687,092 — 5,687,092
Professional Services .................................... 1,988,377 1,662,599 — 3,650,976
Real Estate Management & Development ....................... 69,950 391,791 — 461,741
Residential REITs ....................................... 660,218 — — 660,218
Retail REITs .......................................... 257,506 209,880 — 467,386
Semiconductors & Semiconductor Equipment .................... — 3,253,362 — 3,253,362
Software ............................................. 5,557,027 — — 5,557,027
Specialized REITs ...................................... 1,353,714 — — 1,353,714
Specialty Retail ........................................ — 785,880 — 785,880
Technology Hardware, Storage & Peripherals .................... 2,795,884 — — 2,795,884
Textiles, Apparel & Luxury Goods ............................ — 1,905,254 — 1,905,254
Tobacco ............................................. 1,921,747 — — 1,921,747

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
54
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 1,287,621 $ — $ 1,287,621
Wireless Telecommunication Services ......................... — 1,111,792 — 1,111,792
Corporate Bonds
Aerospace & Defense .................................... — 6,740,519 — 6,740,519
Air Freight & Logistics .................................... — 371,578 — 371,578
Automobile Components .................................. — 1,225,961 — 1,225,961
Automobiles .......................................... — 2,748,202 — 2,748,202
Banks ............................................... — 46,204,684 — 46,204,684
Beverages ........................................... — 2,019,837 — 2,019,837
Biotechnology ......................................... — 5,284,291 — 5,284,291
Broadline Retail ........................................ — 1,455,221 — 1,455,221
Building Products ....................................... — 502,592 — 502,592
Capital Markets ........................................ — 20,235,635 — 20,235,635
Chemicals ............................................ — 2,556,984 — 2,556,984
Commercial Services & Supplies ............................. — 1,971,258 — 1,971,258
Communications Equipment ................................ — 707,339 — 707,339
Construction & Engineering ................................ — 91,819 — 91,819
Consumer Finance ...................................... — 11,021,182 — 11,021,182
Consumer Staples Distribution & Retail ........................ — 1,116,394 — 1,116,394
Containers & Packaging .................................. — 3,465,293 — 3,465,293
Distributors ........................................... — 101,806 — 101,806
Diversified Consumer Services .............................. — 1,130,545 — 1,130,545
Diversified REITs ....................................... — 2,810,540 — 2,810,540
Diversified Telecommunication Services ........................ — 6,632,350 — 6,632,350
Electric Utilities ........................................ — 19,844,157 — 19,844,157
Electrical Equipment ..................................... — 235,181 — 235,181
Electronic Equipment, Instruments & Components ................. — 208,463 — 208,463
Energy Equipment & Services .............................. — 1,789,709 — 1,789,709
Entertainment ......................................... — 1,314,260 — 1,314,260
Financial Services ...................................... — 6,334,866 — 6,334,866
Food Products ......................................... — 1,455,428 — 1,455,428
Gas Utilities ........................................... — 344,568 — 344,568
Ground Transportation ................................... — 5,195,043 — 5,195,043
Health Care Equipment & Supplies ........................... — 1,827,055 — 1,827,055
Health Care Providers & Services ............................ — 7,285,206 — 7,285,206
Health Care REITs ...................................... — 601,764 — 601,764
Hotel & Resort REITs .................................... — 163,424 — 163,424
Hotels, Restaurants & Leisure .............................. — 3,629,898 — 3,629,898
Household Durables ..................................... — 423,907 — 423,907
Household Products ..................................... — 65,941 — 65,941
Independent Power and Renewable Electricity Producers ............ — 1,155,469 — 1,155,469
Industrial Conglomerates .................................. — 340,990 — 340,990
Industrial REITs ........................................ — 175,809 — 175,809
Insurance ............................................ — 3,320,414 — 3,320,414
Interactive Media & Services ............................... — 685,101 — 685,101
IT Services ........................................... — 1,108,322 — 1,108,322
Leisure Products ....................................... — 89,356 — 89,356
Life Sciences Tools & Services .............................. — 515,877 — 515,877
Machinery ............................................ — 1,010,243 — 1,010,243
Media ............................................... — 6,156,620 — 6,156,620
Metals & Mining ........................................ — 2,966,079 — 2,966,079
Mortgage Real Estate Investment Trusts (REITs) .................. — 103,387 — 103,387
Multi-Utilities .......................................... — 3,447,355 — 3,447,355
Office REITs .......................................... — 1,007,381 — 1,007,381
Oil, Gas & Consumable Fuels ............................... — 22,457,603 — 22,457,603
Paper & Forest Products .................................. — 196,054 — 196,054
Passenger Airlines ...................................... — 1,845,027 — 1,845,027
Personal Care Products .................................. — 245,317 — 245,317
Pharmaceuticals ....................................... — 5,605,989 — 5,605,989
Professional Services .................................... — 237,712 — 237,712
Real Estate Management & Development ....................... — 148,727 — 148,727
Residential REITs ....................................... — 437,491 — 437,491
Retail REITs .......................................... — 2,184,425 — 2,184,425
Semiconductors & Semiconductor Equipment .................... — 6,036,430 — 6,036,430
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
Schedule of Investments
55
Level 1 Level 2 Level 3 Total
Software ............................................. $ — $ 7,745,911 $ — $ 7,745,911
Specialized REITs ...................................... — 6,385,118 — 6,385,118
Specialty Retail ........................................ — 3,087,341 — 3,087,341
Technology Hardware, Storage & Peripherals .................... — 2,472,837 — 2,472,837
Textiles, Apparel & Luxury Goods ............................ — 109,453 — 109,453
Tobacco ............................................. — 1,905,626 — 1,905,626
Trading Companies & Distributors ............................ — 3,639,681 — 3,639,681
Wireless Telecommunication Services ......................... — 5,544,848 — 5,544,848
Equity-Linked Notes ...................................... — 34,947,563 — 34,947,563
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,141,804 — 1,141,804
Automobile Components .................................. — 208,130 — 208,130
Automobiles .......................................... — 117,762 — 117,762
Beverages ........................................... — 438,421 — 438,421
Broadline Retail ........................................ — 604,082 44,213 648,295
Building Products ....................................... — 515,344 — 515,344
Capital Markets ........................................ — 871,026 — 871,026
Chemicals ............................................ — 1,707,885 — 1,707,885
Commercial Services & Supplies ............................. — 1,427,789 49,937 1,477,726
Communications Equipment ................................ — 86,063 — 86,063
Construction & Engineering ................................ — 276,280 — 276,280
Construction Materials .................................... — 419,903 — 419,903
Consumer Staples Distribution & Retail ........................ — 262,453 — 262,453
Containers & Packaging .................................. — 469,949 — 469,949
Distributors ........................................... — 123,381 — 123,381
Diversified Consumer Services .............................. — 960,904 — 960,904
Diversified REITs ....................................... — 59,763 — 59,763
Diversified Telecommunication Services ........................ — 1,444,028 4,751 1,448,779
Electric Utilities ........................................ — 33,533 — 33,533
Electrical Equipment ..................................... — — 131,929 131,929
Electronic Equipment, Instruments & Components ................. — 99,789 — 99,789
Energy Equipment & Services .............................. — 228,258 — 228,258
Entertainment ......................................... — 1,804,280 — 1,804,280
Financial Services ...................................... — 1,421,156 102,836 1,523,992
Food Products ......................................... — 1,281,401 — 1,281,401
Ground Transportation ................................... — 398,040 — 398,040
Health Care Equipment & Supplies ........................... — 618,068 — 618,068
Health Care Providers & Services ............................ — 879,742 — 879,742
Health Care Technology .................................. — 643,303 — 643,303
Hotels, Restaurants & Leisure .............................. — 2,365,139 10,973 2,376,112
Household Durables ..................................... — 507,491 — 507,491
Household Products ..................................... — 118,176 — 118,176
Independent Power and Renewable Electricity Producers ............ — 171,189 — 171,189
Insurance ............................................ — 1,357,459 — 1,357,459
Interactive Media & Services ............................... — 455,945 — 455,945
IT Services ........................................... — 1,162,345 — 1,162,345
Leisure Products ....................................... — 157,421 63,963 221,384
Life Sciences Tools & Services .............................. — 904,693 — 904,693
Machinery ............................................ — 1,750,176 126,740 1,876,916
Media ............................................... — 1,073,649 110,347 1,183,996
Oil, Gas & Consumable Fuels ............................... — 469,419 — 469,419
Passenger Airlines ...................................... — 892,687 — 892,687
Personal Care Products .................................. — 366,231 — 366,231
Pharmaceuticals ....................................... — 723,822 84,494 808,316
Professional Services .................................... — 1,448,864 121,681 1,570,545
Real Estate Management & Development ....................... — 65,668 130,316 195,984
Semiconductors & Semiconductor Equipment .................... — 170,944 — 170,944
Software ............................................. — 3,873,348 74,700 3,948,048
Specialty Retail ........................................ — 654,786 — 654,786
Technology Hardware, Storage & Peripherals .................... — 49,760 — 49,760
Textiles, Apparel & Luxury Goods ............................ — 62,180 33,000 95,180
Trading Companies & Distributors ............................ — 471,005 108,522 579,527
Transportation Infrastructure ............................... — 225,208 — 225,208
Wireless Telecommunication Services ......................... — 222,995 2,963 225,958
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Income Fund
56
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Foreign Agency Obligations ................................. $ — $ 822,057 $ — $ 822,057
Investment Companies .................................... 90,001,340 — — 90,001,340
Non-Agency Mortgage-Backed Securities ........................ — 11,432,662 — 11,432,662
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 138,574 — 138,574
Capital Markets ........................................ — 330,135 — 330,135
Commercial Services & Supplies ............................. — 67,209 — 67,209
Consumer Finance ...................................... 55,869 2,373,407 — 2,429,276
Electric Utilities ........................................ — 1,146,735 — 1,146,735
Independent Power and Renewable Electricity Producers ............ — 41,008 — 41,008
Industrial Conglomerates .................................. — 52,000 — 52,000
Multi-Utilities .......................................... — 725,175 — 725,175
Oil, Gas & Consumable Fuels ............................... — 1,035,661 — 1,035,661
Warrants .............................................. 617 — — 617
Short-Term Securities
Money Market Funds ...................................... 21,018,571 — — 21,018,571
Options Purchased
Equity contracts .......................................... — 2,831 — 2,831
$ 160,861,358 $ 499,871,074 $ 1,201,365 $ 661,933,797
Investments valued at NAV
(a)
...................................... 95,166,814
$ —
$ 757,100,611
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 6,545 $ — $ 6,545
Equity contracts ........................................... 20,230 — — 20,230
Foreign currency exchange contracts ............................ 56,440 — — 56,440
Interest rate contracts ....................................... 47,593 — — 47,593
Liabilities
Credit contracts ........................................... — (512,552) — (512,552)
Equity contracts ........................................... — (833) — (833)
Foreign currency exchange contracts ............................ (102,386) — — (102,386)
Interest rate contracts ....................................... (3,734,755) — — (3,734,755)
$ (3,712,878) $ (506,840) $ — $ (4,219,718)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
57
Financial Statements
BlackRock
Managed Income
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 550,913,886
Investments, at value — affiliated
(c)
.......................................................................................... 206,186,725
Cash ............................................................................................................. 899,191
Cash pledged: –
Futures contracts .................................................................................................... 4,674,000
Centrally cleared swaps ................................................................................................ 1,075,000
Foreign currency, at value
(d)
............................................................................................... 21,921
Receivables: –
Investments sold .................................................................................................... 2,688,415
Securities lending income — affiliated ...................................................................................... 2,113
Swaps   .......................................................................................................... 27,509
Capital shares sold ................................................................................................... 1,049,287
Dividends — unaffiliated ............................................................................................... 234,825
Dividends — affiliated ................................................................................................. 697,602
Interest — unaffiliated ................................................................................................. 5,060,989
From the Manager ................................................................................................... 50,084
Variation margin on futures contracts ....................................................................................... 275,457
Swap premiums paid ................................................................................................... 1,083
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 6,545
Prepaid expenses ..................................................................................................... 80,550
Total assets .........................................................................................................
773,945,182
LIABILITIES
Collateral on securities loaned ............................................................................................. 7,990,178
Options written, at value
(e)
................................................................................................ 833
Payables: –
Investments purchased ................................................................................................ 3,678,413
Administration fees ................................................................................................... 2,412
Capital shares redeemed ............................................................................................... 1,931,954
Income dividend distributions ............................................................................................ 61,786
Investment advisory fees .............................................................................................. 184,389
Trustees' and Officer's fees ............................................................................................. 2,105
Other affiliate fees ................................................................................................... 1,527
Professional fees .................................................................................................... 51,509
Service and distribution fees ............................................................................................. 86,256
Variation margin on futures contracts ....................................................................................... 85,569
Variation margin on centrally cleared swaps .................................................................................. 195,076
Other accrued expenses ............................................................................................... 377,905
Swap premiums received ................................................................................................ 364
Total liabilities ........................................................................................................
14,650,276
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 759,294,906
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 855,663,450
Accumulated loss ..................................................................................................... (96,368,544)
NET ASSETS ........................................................................................................
$ 759,294,906
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 575,461,735
(b)
  Securities loaned, at value .............................................................................................. $ 7,837,083
(c)
  Investments, at cost — affiliated .......................................................................................... $ 216,373,963
(d)
  Foreign currency, at cost ............................................................................................... $ 21,916
(e)
  Premiums received .................................................................................................. $ 196,185
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
58
BlackRock
Managed Income
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 345,463,412
Shares outstanding ..................................................................................................
37,644,550
Net asset value .....................................................................................................
$ 9.18
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 315,707,143
Shares outstanding ..................................................................................................
34,392,378
Net asset value .....................................................................................................
$ 9.18
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 22,321,712
Shares outstanding ..................................................................................................
2,429,460
Net asset value .....................................................................................................
$ 9.19
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 75,802,639
Shares outstanding ..................................................................................................
8,237,915
Net asset value .....................................................................................................
$ 9.20
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
See notes to financial statements.

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
59
Financial Statements
See notes to financial statements.
BlackRock
Managed Income
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,494,514
Dividends — affiliated ................................................................................................. 4,490,760
Interest — unaffiliated ................................................................................................. 14,482,785
Securities lending income — affiliated — net ................................................................................. 29,295
Foreign taxes withheld ................................................................................................ (107,474)
Total investment income .................................................................................................
20,389,880
EXPENSES
Investment advisory .................................................................................................. 1,338,616
Service and distribution — class specific .................................................................................... 513,412
Transfer agent — class specific .......................................................................................... 235,818
Accounting services .................................................................................................. 194,037
Administration ..................................................................................................... 159,184
Professional ....................................................................................................... 90,584
Administration — class specific .......................................................................................... 76,492
Registration ....................................................................................................... 71,723
Custodian ......................................................................................................... 50,205
Printing and postage ................................................................................................. 20,632
Trustees and Officer .................................................................................................. 6,323
Miscellaneous ...................................................................................................... 36,335
Total expenses .......................................................................................................
2,793,361
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (59,542)
Fees waived and/or reimbursed by the Manager ............................................................................... (679,857)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (81,080)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,972,882
Net investment income ..................................................................................................
18,416,998
REALIZED AND UNREALIZED GAIN (LOSS) $ 15,790,591
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (9,541,907)
Investments — affiliated ............................................................................................. (1,632,834)
Foreign currency transactions ......................................................................................... (3,007)
Futures contracts .................................................................................................. 2,124,817
Swaps ......................................................................................................... 368,655
A
(8,684,276)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 25,065,489
Investments — affiliated ............................................................................................. 1,889,749
Foreign currency translations .......................................................................................... 1,652
Futures contracts .................................................................................................. (2,190,900)
Options written ................................................................................................... 195,352
Swaps ......................................................................................................... (489,563)
Unfunded floating rate loan interests ..................................................................................... 3,088
A
24,474,867
Net realized and unrealized gain ...........................................................................................
15,790,591
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 34,207,589

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
60
BlackRock Managed Income Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 18,416,998  $ 36,253,780
Net realized loss .................................................................................. (8,684,276) (51,470,868)
Net change in unrealized appreciation (depreciation) .......................................................... 24,474,867  (85,200,198)
Net increase (decrease) in net assets resulting from operations ..................................................... 34,207,589  (100,417,286)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (6,985,395) (18,874,692)
  Investor A ...................................................................................... (6,079,805) (14,291,989)
  Investor C ...................................................................................... (344,296) (837,475)
  Class K ....................................................................................... (1,612,784) (4,048,256)
Decrease in net assets resulting from distributions to shareholders ................................................... (15,022,280) (38,052,412)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (26,802,045) (75,228,634)
NET ASSETS
Total decrease in net assets ............................................................................ (7,616,736) (213,698,332)
Beginning of period .................................................................................. 766,911,642  980,609,974
End of period ......................................................................................
$ 759,294,906  $ 766,911,642
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
61
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56  $ 10.02
Net investment income
(a)
........................
0.23  0.38  0.33  0.35  0.39  0.40
Net realized and unrealized gain (loss) ...............
0.19  (1.34) 0.24  0.21  0.52  (0.46)
Net increase (decrease) from investment operations ....... 0.42  (0.96) 0.57  0.56  0.91  (0.06)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.19) (0.39) (0.34) (0.34) (0.39) (0.38)
From net realized gain ..........................
—  (0.01) (0.20) (0.02) —  (0.02)
Total distributions .............................. (0.19) (0.40) (0.54) (0.36) (0.39) (0.40)
Net asset value, end of period ..................... $ 9.18  $ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56
Total Return
(c)
— — — — — —
Based on net asset value ......................... 4.65%
(d)
(9.27)% 5.61% 5.78% 9.63% (0.57)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.63%
(f)
0.60% 0.61% 0.62% 0.59% 0.72%
Total expenses after fees waived and/or reimbursed .......
0.39%
(f)
0.41% 0.40% 0.38% 0.34% 0.27%
Net investment income ..........................
4.95%
(f)
4.06% 3.17% 3.51% 3.90% 4.09%
Supplemental Data
Net assets, end of period (000) ..................... $ 345,463  $ 340,824  $ 447,218  $ 317,679  $ 199,220  $ 117,904
Portfolio turnover rate
(g)
........................... 27% 60% 45% 76% 71% 79%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 44% 103% 88% 94% 91% 100%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56  $ 10.02
Net investment income
(a)
........................
0.21  0.36  0.30  0.32  0.36  0.38
Net realized and unrealized gain (loss) ...............
0.19  (1.34) 0.24  0.22  0.52  (0.46)
Net increase (decrease) from investment operations ....... 0.40  (0.98) 0.54  0.54  0.88  (0.08)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.17) (0.37) (0.31) (0.32) (0.36) (0.36)
From net realized gain ..........................
—  (0.01) (0.20) (0.02) —  (0.02)
Total distributions .............................. (0.17) (0.38) (0.51) (0.34) (0.36) (0.38)
Net asset value, end of period ..................... $ 9.18  $ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56
Total Return
(c)
— — — — — —
Based on net asset value ......................... 4.51%
(d)
(9.51)% 5.36% 5.51% 9.36% (0.82)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.82%
(f)
0.81% 0.82% 0.83% 0.80% 0.95%
Total expenses after fees waived and/or reimbursed .......
0.64%
(f)
0.66% 0.65% 0.62% 0.59% 0.52%
Net investment income ..........................
4.69%
(f)
3.83% 2.91% 3.27% 3.65% 3.83%
Supplemental Data
Net assets, end of period (000) ..................... $ 315,707  $ 322,849  $ 401,138  $ 261,322  $ 190,848  $ 107,314
Portfolio turnover rate
(g)
........................... 27% 60% 45% 76% 71% 79%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 44% 103% 88% 94% 91% 100%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 8.96  $ 10.31  $ 10.29  $ 10.09  $ 9.56  $ 10.03
Net investment income
(a)
........................
0.18  0.29  0.23  0.25  0.29  0.31
Net realized and unrealized gain (loss) ...............
0.19  (1.33) 0.23  0.21  0.53  (0.48)
Net increase (decrease) from investment operations ....... 0.37  (1.04) 0.46  0.46  0.82  (0.17)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.14) (0.30) (0.24) (0.24) (0.29) (0.28)
From net realized gain ..........................
—  (0.01) (0.20) (0.02) —  (0.02)
Total distributions .............................. (0.14) (0.31) (0.44) (0.26) (0.29) (0.30)
Net asset value, end of period ..................... $ 9.19  $ 8.96  $ 10.31  $ 10.29  $ 10.09  $ 9.56
Total Return
(c)
— — — — — —
Based on net asset value ......................... 4.11%
(d)
(10.12)% 4.50% 4.72% 8.65% (1.67)%
Ratios to Average Net Assets
(e)
Total expenses ................................
1.60%
(f)
1.59% 1.59% 1.60% 1.58% 1.74%
Total expenses after fees waived and/or reimbursed .......
1.39%
(f)
1.41% 1.40% 1.37% 1.34% 1.28%
Net investment income ..........................
3.94%
(f)
3.08% 2.18% 2.54% 2.89% 3.11%
Supplemental Data
Net assets, end of period (000) ..................... $ 22,322  $ 23,296  $ 29,565  $ 26,419  $ 23,347  $ 11,983
Portfolio turnover rate
(g)
........................... 27% 60% 45% 76% 71% 79%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 44% 103% 88% 94% 91% 100%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
64
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 8.98  $ 10.33  $ 10.30  $ 10.11  $ 9.58  $ 10.05
Net investment income
(a)
........................
0.23  0.39  0.34  0.36  0.39  0.41
Net realized and unrealized gain (loss) ...............
0.18  (1.33) 0.23  0.20  0.53  (0.47)
Net increase (decrease) from investment operations ....... 0.41  (0.94) 0.57  0.56  0.92  (0.06)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.19) (0.40) (0.34) (0.35) (0.39) (0.39)
From net realized gain ..........................
—  (0.01) (0.20) (0.02) —  (0.02)
Total distributions .............................. (0.19) (0.41) (0.54) (0.37) (0.39) (0.41)
Net asset value, end of period ..................... $ 9.20  $ 8.98  $ 10.33  $ 10.30  $ 10.11  $ 9.58
Total Return
(c)
— — — — — —
Based on net asset value ......................... 4.55%
(d)
(9.10)% 5.66% 5.72% 9.78% (0.61)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.54%
(f)
0.52% 0.52% 0.52% 0.50% 0.64%
Total expenses after fees waived and/or reimbursed .......
0.34%
(f)
0.36% 0.35% 0.33% 0.29% 0.22%
Net investment income ..........................
4.99%
(f)
4.13% 3.22% 3.58% 3.97% 4.10%
Supplemental Data
Net assets, end of period (000) ..................... $ 75,803  $ 79,942  $ 102,690  $ 83,808  $ 59,493  $ 59,030
Portfolio turnover rate
(g)
........................... 27% 60% 45% 76% 71% 79%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 44% 103% 88% 94% 91% 100%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
65
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
66
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
68
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 7,837,083 $ (7,837,083) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
70
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and BlackRock (Singapore) Limited ("BSL"), (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
72
For the six months ended June 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2023, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  June 30, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $2,921 .
For the six months ended June 30, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “ interested persons ” of the Trust , as defined in the 1940 Act
(“Independent Trustees”) , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2023, the amount waived was $9,259.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2023, the Manager waived $194,490 in investment advisory fees pursuant to this arrangement.
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 399,660
Investor C ........................................................................................................ 113,752
$ 513,412
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 34,399 $ 31,973 $ 2,275 $ 7,845 $ 76,492
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 346 $ 1,323 $ 236 $ 76 $ 1,981
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 163,784 $ 63,003 $ 6,987 $ 2,044 $ 235,818
Investor A $ 8,850
Investor C 2,111

Notes to Financial Statements
(unaudited) (continued)
73
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses (“expense limitation”) through June 30, 2024. Other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/
or reimbursed investment advisory fees of $476,108 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by Manager — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”), managed by the Manager or its affiliates. However,
BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2%
of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $6,136 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Institutional .............................................................................................................
0.09%
Investor A ..............................................................................................................
0.09
Investor C ..............................................................................................................
0.09
Class K ...............................................................................................................
0.04
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 34,400 $ 77,738
Investor A ..................................................................................... 15,022 —
Investor C ..................................................................................... 2,275 1,298
Class K ...................................................................................... 7,845 2,044
$ 59,54 2 $ 81,080

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
74
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities and equity-linked notes, were $188,897,663 and $197,173,348, respectively.
For the six months ended June 30, 2023, purchases and sales related to equity-linked notes were $132,656,013 and $139,955,836.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $52,648,845.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 207,556
Net Realized Loss .......................................................................................................... (1,670)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Income Fund ...................................... $ 793,708,350 $ 9,370,626 $ (50,001,898) $ (40,631,272)

Notes to Financial Statements
(unaudited) (continued)
75
Notes to Financial Statements
that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
76
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
6,957,684 $ 64,144,218 30,758,600 $ 294,798,975
Shares issued in reinvestment of distributions ........................
738,328 6,799,298 2,012,421 18,660,414
Shares redeemed .........................................
(8,125,248) (74,751,168) (38,093,781) (350,679,791)
(429,236) $ (3,807,652) (5,322,760) $ (37,220,402)
Investor A
Shares sold and automatic conversion of shares ......................
2,766,402 $ 25,480,177 10,785,262 $ 101,705,766
Shares issued in reinvestment of distributions ........................
658,322 6,065,174 1,540,910 14,249,573
Shares redeemed .........................................
(5,089,774) (46,819,359) (15,192,961) (142,413,853)
(1,665,050) $ (15,274,008) (2,866,789) $ (26,458,514)
Investor C
Shares sold .............................................
176,095 $ 1,618,562 505,249 $ 4,736,983
Shares issued in reinvestment of distributions ........................
37,295 343,879 90,662 836,724
Shares redeemed and automatic conversion of shares ..................
(383,700) (3,529,918) (863,782) (8,095,480)
(170,310) $ (1,567,477) (267,871) $ (2,521,773)
Class K
Shares sold .............................................
537,438 $ 4,958,155 2,292,432 $ 22,132,854
Shares issued in reinvestment of distributions ........................
159,071 1,468,961 396,922 3,681,561
Shares redeemed .........................................
(1,365,140) (12,580,024) (3,721,675) (34,842,360)
(668,631) $ (6,152,908) (1,032,321) $ (9,027,945)
(2,933,227) $ (26,802,045) (9,489,741) $ (75,228,634)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
77
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 18, 2023 (the “April
Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Managed Income Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue (i) the sub-advisory agreement between the Manager and BlackRock International Limited (the “BIL”) with respect to the Fund (the “BIL Sub-Advisory
Agreement”); and (ii) the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL” and, together with BIL, the “Sub-Advisors”) with respect to the Fund (the “BSL Sub-Advisory Agreement”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement, the BIL Sub-Advisory
Agreement and the BSL Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
78
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
79
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of the Fund; (ii) the BIL Sub-Advisory Agreement between the Manager and BIL, with respect to the Fund; and (iii) the BSL Sub-Advisory Agreement between the Manager and
BSL, with respect to the Fund, each for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the
Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders
80
Tailored Shareholder Reports for Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder report for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
81
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
82
Currency Abbreviation
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MIIP-6/23-SAR

JUNE 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.
Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability.
The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.
Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
16.89% 19.59%
U.S. small cap equities
(Russell 2000
®
Index)
8.09 12.31
International equities (MSCI
Europe, Australasia, Far
East Index)
11.67 18.77
Emerging market equities
(MSCI Emerging Markets
Index)
4.89 1.75
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.25 3.60
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.70 (3.97)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
2.09 (0.94)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.67 3.19
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
5.38 9.07
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Additional Financial Information:
Schedule of Investments (unaudited) ......................................................................................... 32
Statement of Assets and Liabilities (unaudited) ................................................................................... 110

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report To Shareholders
4
BlackRock Retirement Income 2030 Fund
Investment Objective
BlackRock Retirement Income 2030 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund underperformed its custom benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond
Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage positioning or provide an element of protection during periods of market stress.
Efforts to increase the Portfolio’s duration (interest rate sensitivity) detracted from performance as rates rose more than expected. Currency management strategies also modestly weighed on performance in a relatively volatile period for the U.S. dollar. A small allocation to agency mortgage-backed securities modestly hurt performance given the move in interest rates.
Covered calls were a top contributor to performance amid a relatively favorable backdrop for risk assets. Similarly, global equities, high yield bonds and holdings in assets classes with floating coupon rates—including bank loans and collateralized loan obligations—were meaningful contributors.
The Portfolio used derivatives during the period. The use of derivatives to manage interest rate and currency positioning detracted. The Portfolio used equity covered calls to provide an alternative source of income. U.S. equity puts used for downside protection hurt returns, as did U.S. equity futures.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The investment adviser implemented two themes in an effort to take advantage of a changing economic backdrop. First, it reduced the Portfolio’s allocation to lower-quality corporate bonds in favor of higher-quality MBS. This move was designed to lock in some profits in an area that performed well, while also adding ballast to the portfolio. It also modestly added to equities, which appeared attractive on the margin relative to lower-quality fixed income. Second, the investment adviser actively adjusted the Portfolio’s interest rate positioning throughout the period and ultimately finished the reporting period with modestly higher (longer) duration. The investment adviser also reduced the position in Asian high yield bonds and shifted a modest portion of the allocation to U.S. high yield into European high yield bonds. Late in the period, the investment adviser reduced the allocation to stocks in order to lock in some gains and reduce risk, moving the proceeds into cash. Still, the Portfolio’s overall weighting in equities rose during the period.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio while maintaining a small position in cash for operational purposes. The Portfolio was allocated across a number of diverse asset classes, including high yield corporate bonds, floating-rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment grade corporate debt, mortgage-backed securities, global infrastructure issues and global real estate investment trusts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
5
Fund Summary
BlackRock Retirement Income 2030 Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 5.95% 1.14% 4.64% 6.06% N/A 1.88% N/A
Investor A ....................................... 5.39 0.78 4.53 5.80 0.24% 1.63 (0.23)%
Bloomberg U.S. Aggregate Bond Index
(d)
................ — — 2.09 (0.94) N/A (4.56) N/A
MSCI World Index
(e)
............................... — — 15.09 18.51 N/A 10.76 N/A
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond
Index
(f)
....................................... — — 8.47 8.63 N/A 3.11 N/A
(a)
Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio (“MAI”), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund commenced operations on July 31, 2020.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(e)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,046.40 $ 1.27 $ 1,000.00 $ 1,023.55 $ 1.25 0.25%
Investor A ................................ 1,000.00 1,045.30 2.54 1,000.00 1,022.32 2.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Fixed-Income Funds ............................... 98.5%
Short-Term Securities .............................. 1.5
–% –

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report To Shareholders
6
BlackRock Retirement Income 2040 Fund
Investment Objective
BlackRock Retirement Income 2040 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund underperformed its custom benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond
Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage positioning or provide an element of protection during periods of market stress.
Efforts to increase the Portfolio’s duration (interest rate sensitivity) detracted from performance as rates rose more than expected. Currency management strategies also modestly weighed on performance in a relatively volatile period for the U.S. dollar. A small allocation to agency mortgage-backed securities modestly hurt performance given the move in interest rates.
Covered calls were a top contributor to performance amid a relatively favorable backdrop for risk assets. Similarly, global equities, high yield bonds and holdings in assets classes with floating coupon rates—including bank loans and collateralized loan obligations—were meaningful contributors.
The Portfolio used derivatives during the period. The use of derivatives to manage interest rate and currency positioning detracted. The Portfolio used equity covered calls to provide an alternative source of income. U.S. equity puts used for downside protection hurt returns, as did U.S. equity futures.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The investment adviser implemented two themes in an effort to take advantage of a changing economic backdrop. First, it reduced the Portfolio’s allocation to lower-quality corporate bonds in favor of higher-quality MBS. This move was designed to lock in some profits in an area that performed well, while also adding ballast to the portfolio. It also modestly added to equities, which appeared attractive on the margin relative to lower-quality fixed income. Second, the investment adviser actively adjusted the Portfolio’s interest rate positioning throughout the period and ultimately finished the reporting period with modestly higher (longer) duration. The investment adviser also reduced the position in Asian high yield bonds and shifted a modest portion of the allocation to U.S. high yield into European high yield bonds. Late in the period, the investment adviser reduced the allocation to stocks in order to lock in some gains and reduce risk, moving the proceeds into cash. Still, the Portfolio’s overall weighting in equities rose during the period.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio while maintaining a small position in cash for operational purposes. The Portfolio was allocated across a number of diverse asset classes, including high yield corporate bonds, floating-rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment grade corporate debt, mortgage-backed securities, global infrastructure issues and global real estate investment trusts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
7
Fund Summary
BlackRock Retirement Income 2040 Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 5.93% 1.03% 4.64% 6.22% N/A 1.96% N/A
Investor A ....................................... 5.37 0.72 4.51 5.95 0.39% 1.71 (0.15)%
Bloomberg U.S. Aggregate Bond Index
(d)
................ — — 2.09 (0.94) N/A (4.56) N/A
MSCI World Index
(e)
............................... — — 15.09 18.51 N/A 10.76 N/A
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond
Index
(f)
....................................... — — 8.47 8.63 N/A 3.11 N/A
(a)
Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio (“MAI”), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund commenced operations on July 31, 2020.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(e)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,046.40 $ 1.27 $ 1,000.00 $ 1,023.55 $ 1.25 0.25%
Investor A ................................ 1,000.00 1,045.10 2.54 1,000.00 1,022.32 2.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Fixed-Income Funds ............................... 97.4%
Short-Term Securities .............................. 2.6
–% –

About Fund Performance
2023
BlackRock Semi-Annual Report To Shareholders
8
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Retirement Income 2030 Fund
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security Shares Value
Investment Companies
Fixed Income Funds — 99.4%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 463,224 $ 4,502,533
Total Long-Term Investments — 99.4%
(Cost: $4,904,542) ............................... 4,502,533
Security Shares Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(a)(b)
.................. 69,076 $ 69,076
Total Short-Term Securities — 1.5%
(Cost: $69,076) ................................. 69,076
Total Investments — 100.9%
(Cost: $4,973,618)
(c)
.............................. 4,571,609
Liabilities in Excess of Other Assets — (0.9) % ............ (39,063)
Net Assets — 100.0% .............................. $ 4,532,546
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 98,504 $ — $ (29,428)
(a)
$ — $ — $ 69,076 69,076 $ 1,569 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares ... 4,419,153 — — — 83,380 4,502,533 463,224 128,419 —
$ — $ 83,380 $ 4,571,609 $ 129,988 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,502,533 $ — $ — $ 4,502,533
Short-Term Securities
Money Market Funds ...................................... 69,076 — — 69,076
$ 4,571,609 $ — $ — $ 4,571,609

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Retirement Income 2040 Fund
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security Shares Value
Investment Companies
Fixed Income Funds — 98.2%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 451,571 $ 4,389,270
Total Long-Term Investments — 98.2%
(Cost: $4,791,168) ............................... 4,389,270
Security Shares Value
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(a)(b)
.................. 116,182 $ 116,182
Total Short-Term Securities — 2.6%
(Cost: $116,182) ................................ 116,182
Total Investments — 100.8%
(Cost: $4,907,350)
(c)
.............................. 4,505,452
Liabilities in Excess of Other Assets — (0.8) % ............ (34,366)
Net Assets — 100.0% .............................. $ 4,471,086
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 104,980 $ 11,202
(a)
$ — $ — $ — $ 116,182 116,182 $ 2,269 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares ... 4,307,987 — — — 81,283 4,389,270 451,571 125,187 —
$ — $ 81,283 $ 4,505,452 $ 127,456 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,389,270 $ — $ — $ 4,389,270
Short-Term Securities
Money Market Funds ...................................... 116,182 — — 116,182
$ 4,505,452 $ — $ — $ 4,505,452

Statements of Assets and Liabilities
(unaudited)

June 30, 2023
11
Financial Statements
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
........................................................................... $ 4,571,609 $ 4,505,452
Receivables: – –
Dividends — affiliated .................................................................................. 24,382 23,962
From the Manager .................................................................................... 17,292 17,392
Prepaid expenses ...................................................................................... 30,643 30,647
Total assets ..........................................................................................
4,643,926 4,577,453
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 19,909 19,905
Capital shares redeemed ................................................................................ — 121
Custodian fees ....................................................................................... 834 743
Income dividend distributions ............................................................................. 28,901 22,971
Printing and postage fees ............................................................................... 18,109 17,957
Professional fees ..................................................................................... 42,442 43,287
Registration fees ..................................................................................... 13 12
Transfer agent fees ................................................................................... 968 990
Other accrued expenses ................................................................................ 204 381
Total liabilities .........................................................................................
111,380 106,367
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 4,532,546 $ 4,471,086
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 5,003,882 $ 4,893,873
Accumulated loss ...................................................................................... (471,336) (422,787)
NET ASSETS .........................................................................................
$ 4,532,546 $ 4,471,086
(a)
  Investments, at cost — affiliated ........................................................................... $ 4,973,618 $ 4,907,350

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report To Shareholders
12
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................
$ 4,300,247 $ 4,344,176
Shares outstanding ...................................................................................
50,707.80 48,765.54
Net asset value ......................................................................................
$ 84.80 $ 89.08
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ..........................................................................................
$ 232,299 $ 126,910
Shares outstanding ...................................................................................
2,739.07 1,424.65
Net asset value ......................................................................................
$ 84.81 $ 89.08
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2023
13
Financial Statements
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 129,988 $ 127,456
Total investment income ..................................................................................
129,988 127,456
EXPENSES
Professional ........................................................................................ 45,347 46,520
Accounting services ................................................................................... 23,704 23,699
Registration ........................................................................................ 17,973 17,959
Printing and postage .................................................................................. 13,479 13,428
Trustees and Officer ................................................................................... 3,282 3,282
Investment advisory ................................................................................... 2,263 2,223
Administration ...................................................................................... 962 945
Custodian .......................................................................................... 939 870
Administration — class specific ........................................................................... 453 445
Transfer agent — class specific ........................................................................... 432 191
Service and distribution — class specific ..................................................................... 289 156
Miscellaneous ....................................................................................... 3,221 3,117
Total expenses ........................................................................................
112,344 112,835
Less: – –
Administration fees waived .............................................................................. (962) (945)
Administration fees waived by the Manager — class specific ........................................................ (453) (445)
Fees waived and/or reimbursed by the Manager ................................................................ (104,553) (105,547)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (429) (184)
Total expenses after fees waived and/or reimbursed ...............................................................
5,947 5,714
Net investment income ...................................................................................
124,041 121,742
REALIZED AND UNREALIZED GAIN (LOSS) $ 83,380 $ 81,283
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. 83,380 81,283
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 207,421 $ 203,025
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report To Shareholders
14
See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 124,041 $ 217,841 $ 121,742 $ 215,440
Net realized gain (loss) .................................................... — (7,455) — 990
Net change in unrealized appreciation (depreciation) ................................ 83,380 (820,042) 81,283 (820,262)
Net increase (decrease) in net assets resulting from operations ...........................
207,421 (609,656) 203,025 (603,832)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Institutional ........................................................... (171,018) (212,227) (134,072) (215,371)
  Investor A ............................................................ (8,904) (11,605) (3,708) (5,910)
Return of capital: – – – –
  Institutional ........................................................... — (130,437) — (58,464)
  Investor A ............................................................ — (7,133) — (1,604)
Decrease in net assets resulting from distributions to shareholders .........................
(179,922) (361,402) (137,780) (281,349)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
7,035 139,044 5,134 (7,380)
NET ASSETS
Total increase (decrease) in net assets ........................................... 34,534 (832,014) 70,379 (892,561)
Beginning of period ........................................................
4,498,012 5,330,026 4,400,707 5,293,268
End of period ............................................................
$ 4,532,546 $ 4,498,012 $ 4,471,086 $ 4,400,707
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ...........................................
$ 84.29  $ 103.18  $ 103.74  $ 100.00
Net investment income
(b)
...................................................
2.33  4.20  4.09  1.69
Net realized and unrealized gain (loss) ..........................................
1.56  (16.13) 2.85  5.14
Net increase (decrease) from investment operations .................................. 3.89  (11.93) 6.94  6.83
Distributions
(c)
– – – –
From net investment income ................................................
(3.38) (4.31) (5.42) (1.74)
From net realized gain .....................................................
—  —  (0.11) —
Return of capital ......................................................... —  (2.65) (1.97) (1.35)
Total distributions ......................................................... (3.38) (6.96) (7.50) (3.09)
Net asset value, end of period ................................................ $ 84.80  $ 84.29  $ 103.18  $ 103.74
Total Return
(d)
— — — —
Based on net asset value .................................................... 4.64%
(e)
(11.74)% 6.87% 6.96%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...........................................................
4.94%
(g)
4.87% 5.91% 3.86%
(g)(h)
Total expenses after fees waived and/or reimbursed ..................................
0.25%
(g)
0.25% 0.25% 0.25%
(g)
Net investment income .....................................................
5.49%
(g)
4.64% 3.92% 4.05%
(g)
Supplemental Data
Net assets, end of period (000) ................................................ $ 4,300  $ 4,267  $ 5,044  $ 5,070
Portfolio turnover rate ....................................................... — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report To Shareholders
16
BlackRock Retirement Income 2030 Fund
Investor A
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ...........................................
$ 84.29  $ 103.19  $ 103.74  $ 100.00
Net investment income
(b)
...................................................
2.22  3.97  3.76  1.63
Net realized and unrealized gain (loss) ..........................................
1.57  (16.14) 2.93  5.10
Net increase (decrease) from investment operations .................................. 3.79  (12.17) 6.69  6.73
Distributions
(c)
– – – –
From net investment income ................................................
(3.27) (4.17) (5.22) (1.67)
From net realized gain .....................................................
—  —  (0.11) —
Return of capital ......................................................... —  (2.56) (1.91) (1.32)
Total distributions ......................................................... (3.27) (6.73) (7.24) (2.99)
Net asset value, end of period ................................................ $ 84.81  $ 84.29  $ 103.19  $ 103.74
Total Return
(d)
— — — —
Based on net asset value .................................................... 4.53%
(e)
(11.98)% 6.62% 6.86%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...........................................................
5.38%
(g)
5.40% 6.58% 4.13%
(g)(h)
Total expenses after fees waived and/or reimbursed ..................................
0.50%
(g)
0.50% 0.50% 0.50%
(g)
Net investment income .....................................................
5.24%
(g)
4.39% 3.61% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ................................................ $ 232  $ 231  $ 286  $ 137
Portfolio turnover rate ....................................................... — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Retirement Income 2040 Fund
Institutional
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ...........................................
$ 87.78  $ 105.46  $ 104.44  $ 100.00
Net investment income
(b)
...................................................
2.43  4.31  4.14  1.71
Net realized and unrealized gain (loss) ..........................................
1.62  (16.36) 2.88  5.21
Net increase (decrease) from investment operations .................................. 4.05  (12.05) 7.02  6.92
Distributions
(c)
– – – –
From net investment income ................................................
(2.75) (4.43) (5.47) (1.76)
From net realized gain .....................................................
—  —  (0.07) (0.04)
Return of capital ......................................................... —  (1.20) (0.46) (0.68)
Total distributions ......................................................... (2.75) (5.63) (6.00) (2.48)
Net asset value, end of period ................................................ $ 89.08  $ 87.78  $ 105.46  $ 104.44
Total Return
(d)
— — — —
Based on net asset value .................................................... 4.64%
(e)
(11.57)% 6.87% 7.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...........................................................
5.07%
(g)
4.91% 5.88% 3.88%
(g)(h)
Total expenses after fees waived and/or reimbursed ..................................
0.25%
(g)
0.25% 0.25% 0.25%
(g)
Net investment income .....................................................
5.48%
(g)
4.62% 3.91% 4.07%
(g)
Supplemental Data
Net assets, end of period (000) ................................................ $ 4,344  $ 4,279  $ 5,146  $ 5,078
Portfolio turnover rate ....................................................... — % — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report To Shareholders
18
BlackRock Retirement Income 2040 Fund
Investor A
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ...........................................
$ 87.78  $ 105.45  $ 104.43  $ 100.00
Net investment income
(b)
...................................................
2.32  4.08  3.87  1.63
Net realized and unrealized gain (loss) ..........................................
1.62  (16.36) 2.89  5.17
Net increase (decrease) from investment operations .................................. 3.94  (12.28) 6.76  6.80
Distributions
(c)
– – – –
From net investment income ................................................
(2.64) (4.24) (5.23) (1.67)
From net realized gain .....................................................
—  —  (0.07) (0.04)
Return of capital ......................................................... —  (1.15) (0.44) (0.66)
Total distributions ......................................................... (2.64) (5.39) (5.74) (2.37)
Net asset value, end of period ................................................ $ 89.08  $ 87.78  $ 105.45  $ 104.43
Total Return
(d)
— — — —
Based on net asset value .................................................... 4.51%
(e)
(11.78)% 6.60% 6.90%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...........................................................
5.37%
(g)
5.29% 6.35% 4.16%
(g)(h)
Total expenses after fees waived and/or reimbursed ..................................
0.50%
(g)
0.50% 0.50% 0.50%
(g)
Net investment income .....................................................
5.23%
(g)
4.37% 3.66% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ................................................ $ 127  $ 122  $ 147  $ 144
Portfolio turnover rate ....................................................... — % — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio (“Multi-Asset Income”). The unaudited Schedule of
Investments and Statement of Assets and Liabilities as of June 30, 2023 for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Multi-Asset Income's audited financial statements as of July 31, 2022 are available, without charge, on the U.S. Securities and Exchange
Commission's (“SEC's”) website at www.sec.gov.
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report To Shareholders
20
will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Retirement Income 2030 ..................................................................................................... $ 289
Retirement Income 2040 ..................................................................................................... 156

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended June 30, 2023, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2023, the amounts waived were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 430 $ 23 $ 453
Retirement Income 2040 ................................................................................ 432 13 445
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 11 $ 13 $ 24
Retirement Income 2040 ................................................................................ 11 8 19
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 203 $ 229 $ 432
Retirement Income 2040 ................................................................................ 150 41 191
Fund Name Amounts Waived
Retirement Income 2030 ................................................................................................ $ 26
Retirement Income 2040 ................................................................................................ 35
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50
Fund Name
Retirement Income 2030 .................................................................................................... $ 104,527
Retirement Income 2040 .................................................................................................... 105,512

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report To Shareholders
22
The following Funds also had a waiver of administration fees, which are included in administration fees waived in the Statements of Operations. For the six months ended
June 30, 2023, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of June 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Fund Name
Retirement Income 2030 .................................................................................................... $ 962
Retirement Income 2040 .................................................................................................... 945
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Retirement Income 2030
Institutional .................................................................................... $ 430 $ 200
Investor A ..................................................................................... 23 229
$ 453 $ 429
Retirement Income 20 4 0
Institutional .................................................................................... 43 2 143
Investor A ..................................................................................... 13 41
$ 445 $ 184
Expiring December 31,
2023 2024 2025
Retirement Income 2030 ............................................................
Fund Level ................................................................... $ 298 , 12 3 $ 2 16 , 240 $ 105 , 489
Institutional ................................................................... 1,34 3 1, 231 6 30
Investor A .................................................................... 369 82 1 252
Retirement Income 2040
Fund Level ................................................................... 297 , 790 216,031 106 , 457
Institutional ................................................................... 1,36 7 1, 533 57 5
Investor A .................................................................... 35 3 20 8 54

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
5. PURCHASES AND SALES
For the six months ended June 30, 2023, there were no purchases or sales.
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Funds did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Retirement Income 2030 ................................................................................................. $ 13,446
Retirement Income 2040 ................................................................................................. 4,851
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,973,618 $ – $ (402,009) $ (402,009)
Retirement Income 2040 ............................................ 4,907,350 – (401,898) (401,898)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report To Shareholders
24
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold ..........................................
79 $ 6,729 3,665 $ 305,462
Shares redeemed ......................................
— — (1,924) (163,700)
79 $ 6,729 1,741 $ 141,762
Investor A
Shares sold ..........................................
23 $ 2,001 42 $ 3,658
Shares redeemed ......................................
(19) (1,695) (74) (6,376)
4 $ 306 (32) $ (2,718)
83 $ 7,035 1,709 $ 139,044
Retirement Income 2040
Institutional
Shares sold ..........................................
126 $ 11,401 519 $ 44,325
Shares redeemed ......................................
(104) (9,270) (578) (51,574)
22 $ 2,131 (59) $ (7,249)
Investor A
Shares sold ..........................................
34 $ 3,004 3 $ 333
Shares redeemed ......................................
— (1) (5) (464)
34 $ 3,003 (2) $ (131)
56 $ 5,134 (61) $ (7,380)
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 48,676 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Disclosure of Investment Advisory Agreement
25
Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 18, 2023 (the
“April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Retirement Income 2030 Fund (“Retirement Income 2030 Fund”) and BlackRock Retirement Income 2040 Fund (“Retirement Income 2040 Fund,” and
together with BlackRock Retirement Income 2030 Fund, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers;
(e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds;
and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)
2023
BlackRock Semi-Annual Report To Shareholders
26
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year and since-inception periods reported, each Fund ranked in the first and fourth quartiles, respectively, against its Morningstar
Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Morningstar Category during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors

Disclosure of Investment Advisory Agreement
(continued)
27
Disclosure of Investment Advisory Agreement
including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons. The Board noted that each Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to each Fund’s Expense Peers. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information
2023
BlackRock Semi-Annual Report To Shareholders
28
Tailored Shareholder Reports for Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
29
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report To Shareholders
30
Currenc y Abbreviation
USD United States Dollar

31
Additional Financial Information
Schedule of Investments (UNAUDITED)
June 30, 2023
Statement of Assets and Liabilities (UNAUDITED)
June 30, 2023
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
04/15/34 .................... USD 15,000 $ 14,760,669
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.61%,
04/15/34 .................... 1,000 907,750
Accredited Mortgage Loan Trust, Series 2004-
4, Class M2, (1-mo. LIBOR USD at 1.58%
Floor + 1.58%), 4.80%, 01/25/35
(a)
..... 449 413,051
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
7.16%, 01/21/35 ............... 1,500 1,439,130
Series 2022-17A, Class E, (3-mo. CME
Term SOFR at 6.35% Floor + 6.35%),
11.41%, 01/21/35 .............. 1,000 907,562
AGL CLO 3 Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.15% Floor + 2.15%),
7.41%, 01/15/33
(a)(b)
............... 2,000 1,928,026
AGL CLO 5 Ltd., Series 2020-5A, Class
A1R, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.41%, 07/20/34
(a)(b)
......... 4,000 3,928,000
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
04/20/32 .................... 2,500 2,441,250
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
04/20/32 .................... 1,000 937,852
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
04/15/34 .................... 4,000 3,878,764
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.26%,
04/15/34 .................... 3,100 2,886,112
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.00%,
07/20/34 .................... 14,000 13,688,157
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
07/20/34 .................... 5,000 4,793,609
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
07/20/34 .................... 2,500 2,314,618
Series 2021-2A, Class E, (3-mo. LIBOR
USD at 6.50% Floor + 6.50%), 11.75%,
07/20/34 .................... 1,325 1,237,428
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
01/25/35 .................... 5,000 4,910,209
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
01/25/35 .................... 3,000 2,891,224
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
01/25/35 .................... 1,000 942,660
AIG CLO Ltd., Series 2019-2A, Class AR, (3-
mo. LIBOR USD at 1.10% Floor + 1.10%),
6.36%, 10/25/33
(a)(b)
............... 7,300 7,225,014
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.86%,
10/17/34 .................... 1,500 1,449,647
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-AA, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
10/17/34 .................... USD 3,000 $ 2,867,590
Series 2015-AA, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.31%,
10/17/34 .................... 4,500 4,215,954
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.17%,
07/22/32 .................... 7,500 7,284,992
Series 2019-10A, Class DR, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.17%,
07/22/32 .................... 3,500 3,278,844
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 7.26%, 10/17/34
(a)(b)
......... 4,500 4,331,763
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 10/17/34
(a)(b)
......... 1,500 1,440,291
AIMCO CLO Ltd., Series 2020-12A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.69%, 01/17/32
(a)(b)
......... 10,000 9,765,061
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
2 2,032
Series 2018-F, Class C, 0.00%, 11/25/58 . 69 45,586
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.41%, 10/21/28
(a)(b)
......... 1,300 1,283,727
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (3-mo. LIBOR USD at 1.50% Floor +
1.50%), 6.76%, 01/17/31
(a)(b)
......... 1,000 983,561
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 06/13/31
(a)(b)
......... 1,000 970,085
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.65%, 01/19/33
(a)(b)
......... 2,000 1,980,260
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
LIBOR USD + 1.85%), 7.11%, 10/15/29
(a)(b)
3,500 3,465,120
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.55%, 11/02/30
(a)(b)
......... 1,700 1,690,871
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,522,206
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,376,175
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 6,978,212
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,116,172
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,380,745
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. LIBOR USD at 2.30%
Floor + 2.30%), 7.57%, 07/22/32
(a)(b)
.... 700 685,457
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.45%, 07/20/34
(a)(b)
.... 7,000 6,923,238
Anchorage Capital CLO 18 Ltd., Series
2021-18A, Class A1, (3-mo. LIBOR USD +
1.15%), 6.41%, 04/15/34
(a)(b)
......... 1,000 976,500

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.45%,
01/20/35 .................... USD 1,300 $ 1,286,910
Series 2021-20A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
01/20/35 .................... 1,500 1,483,807
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.77%,
01/28/31 .................... 3,400 3,344,697
Series 2014-3RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.12%,
01/28/31 .................... 1,250 1,182,748
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.12%,
01/28/31 .................... 600 571,198
Series 2014-4RA, Class D, (3-mo. LIBOR
USD at 2.60% Floor + 2.60%), 7.87%,
01/28/31 .................... 2,250 2,047,286
Anchorage Capital CLO 5-R Ltd., Series 2014-
5RA, Class C, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.11%, 01/15/30
(a)(b)
.... 1,850 1,803,512
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.01%, 07/15/32
(a)(b)
.... 1,000 993,335
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (3-mo. LIBOR
USD at 5.50% Floor + 5.50%), 10.74%,
04/13/31 .................... 1,500 1,298,194
Series 2018-10A, Class A1A, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.46%,
10/15/31 .................... 7,650 7,602,883
Series 2018-10A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/15/31 .................... 3,000 2,945,075
Series 2018-10A, Class D, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
10/15/31 .................... 1,500 1,406,011
Series 2022-25A, Class C, (3-mo. CME
Term SOFR at 2.35% Floor + 2.35%),
7.40%, 04/20/35 ............... 5,000 4,747,524
Apidos CLO XII, Series 2013-12A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.34%, 04/15/31
(a)(b)
......... 2,400 2,387,790
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.10%,
04/20/31 .................... 7,000 6,803,761
Series 2013-15A, Class DRR, (3-mo. LIBOR
USD at 2.70% Floor + 2.70%), 7.95%,
04/20/31 .................... 2,000 1,866,235
Apidos CLO XX, Series 2015-20A, Class
BRR, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 07/16/31
(a)(b)
......... 1,750 1,702,834
Apidos CLO XXII, Series 2015-22A, Class
CR, (3-mo. LIBOR USD at 2.95% Floor +
2.95%), 8.20%, 04/20/31
(a)(b)
......... 1,000 946,130
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.81%,
07/25/30 .................... 1,000 983,466
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-29A, Class B, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/25/30 .................... USD 1,000 $ 962,057
Apidos CLO XXV, Series 2016-25A, Class
A1R, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 6.42%, 10/20/31
(a)(b)
......... 4,500 4,460,157
Apidos CLO XXXII, Series 2019-32A, Class
C, (3-mo. LIBOR USD at 2.40% Floor +
2.40%), 7.65%, 01/20/33
(a)(b)
......... 1,000 995,588
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.42%, 10/24/34
(a)(b)
......... 1,300 1,275,879
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 01/20/35
(a)(b)
......... 14,000 13,757,150
Apidos CLO XXXVI, Series 2021-36A, Class
D, (3-mo. LIBOR USD at 2.90% Floor +
2.90%), 8.15%, 07/20/34
(a)(b)
......... 1,000 950,377
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 7.58%, 10/15/30
(a)(c)
.... EUR 219 220,615
Ares L CLO Ltd., Series 2018-50A, Class
BR, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 01/15/32
(a)(b)
......... USD 6,000 5,820,947
Ares LIII CLO Ltd., Series 2019-53A, Class
C, (3-mo. LIBOR USD at 2.65% Floor +
2.65%), 7.92%, 04/24/31
(a)(b)
......... 4,500 4,482,870
Ares LV CLO Ltd., Series 2020-55A, Class
BR, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.96%, 07/15/34
(a)(b)
......... 1,000 966,338
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 10/20/34
(a)(b)
......... 7,500 7,402,146
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 1,589,647
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.05%, 07/20/30
(a)(b)
......... 1,000 957,962
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. LIBOR USD at 1.30%
Floor + 1.30%), 6.67%, 05/24/30
(a)(b)
.... 1,000 985,284
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (3-mo. LIBOR USD at 3.10% Floor +
3.10%), 8.36%, 04/17/33
(a)(b)
......... 7,250 6,615,456
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. LIBOR
USD + 1.17%), 6.43%, 10/15/30 .... 2,890 2,878,608
Series 2015-4A, Class A3R, (3-mo. LIBOR
USD + 1.50%), 6.76%, 10/15/30 .... 1,500 1,471,338
Series 2015-4A, Class BR, (3-mo. LIBOR
USD + 1.80%), 7.06%, 10/15/30 .... 1,017 982,209
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (3-mo. LIBOR
USD at 1.40% Floor + 1.40%), 6.66%,
07/15/30 .................... 1,500 1,480,861
Series 2015-35RA, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/15/30 .................... 1,000 986,308
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. LIBOR USD at 1.55%
Floor + 1.55%), 7.01%, 11/27/31
(a)(b)
.... 5,500 5,405,685
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. LIBOR USD +
1.10%), 6.37%, 07/26/31
(a)(b)
......... 2,000 1,976,240

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. LIBOR USD at 1.18%
Floor + 1.18%), 6.45%, 10/24/31
(a)(b)
.... USD 1,700 $ 1,683,323
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 10,465
Atrium XIV LLC, Series 14A, Class C, (3-mo.
LIBOR USD at 1.95% Floor + 1.95%),
7.21%, 08/23/30
(a)(b)
............... 1,000 972,748
Atrium XV, Series 15A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.02%,
01/23/31
(a)(b)
.................... 1,000 982,516
Aurium CLO II DAC, Series 2X, Class ERR,
(3-mo. EURIBOR at 6.08% Floor + 6.08%),
9.63%, 06/22/34
(a)(c)
............... EUR 200 197,577
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.31%, 04/15/31
(a)(c)
............... 670 625,308
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
10/17/32 .................... USD 1,250 1,192,833
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
10/17/32 .................... 1,000 903,771
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.43%,
07/24/34 .................... 6,750 6,684,312
Series 2021-7A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.37%,
01/22/35 .................... 2,250 2,174,237
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.83%,
04/18/35 .................... 5,000 4,774,833
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.18%,
04/18/35 .................... 7,000 6,668,917
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.18%,
04/18/35 .................... 2,500 2,228,823
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
10/20/31 .................... 4,500 4,426,502
Series 2020-2A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.20%,
10/20/31 .................... 2,000 1,886,625
Bardot CLO Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.17%, 10/22/32
(a)(b)
......... 3,250 3,163,755
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. LIBOR USD at 2.10% Floor +
2.10%), 7.35%, 03/09/34
(a)(b)
......... 1,000 939,060
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. LIBOR USD at 3.45% Floor +
3.45%), 8.71%, 10/15/36
(a)(b)
......... 2,000 1,720,213
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. LIBOR USD at 2.05% Floor +
2.05%), 7.32%, 01/25/35
(a)(b)
......... 2,000 1,903,916
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
04/15/34 .................... 3,000 2,841,365
Series 2021-19A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.51%,
04/15/34 .................... 3,000 2,653,530
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.37%, 12/19/32
(a)(b)
......... USD 5,000 $ 4,934,083
BBAM European CLO I DAC, Series 1X, Class
ER, (3-mo. EURIBOR at 5.91% Floor +
5.91%), 9.12%, 07/22/34
(a)(c)
......... EUR 200 190,735
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. LIBOR
USD at 1.25% Floor + 1.25%), 5.16%,
01/25/35 .................... USD 447 440,663
Series 2006-HE7, Class 1A2, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.49%,
09/25/36 .................... 475 454,237
Series 2007-HE2, Class 22A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.29%,
03/25/37 .................... 2,053 1,829,314
Series 2007-HE2, Class 23A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.29%,
03/25/37 .................... 2,142 1,910,449
Series 2007-HE3, Class 2A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.29%,
04/25/37 .................... 3,602 5,065,646
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. LIBOR
USD at 1.73% Floor + 1.73%), 4.94%,
04/25/34
(a)
..................... 1,720 1,668,431
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 6.35%, 01/20/31
(a)
(b)
........................... 1,455 1,445,644
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.61%,
01/15/33 .................... 7,000 6,944,224
Series 2019-19A, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
01/15/33 .................... 4,250 4,222,919
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
07/18/31 .................... 2,200 2,183,413
Series 2018-15A, Class A2A, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
07/18/31 .................... 1,000 992,357
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.07%,
01/19/35 .................... 7,500 7,341,146
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.52%,
01/19/35 .................... 5,000 4,858,497
Birch Grove CLO Ltd., Series 19A, Class
CR, (3-mo. LIBOR USD at 2.20% Floor +
2.20%), 7.75%, 06/15/31
(a)(b)
......... 2,000 1,957,091
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 8.59%, 04/15/34
(a)(c)
......... EUR 300 288,344
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. LIBOR USD + 1.18%), 6.45%,
10/22/30
(a)(b)
.................... USD 874 870,619
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 9.63%, 02/25/34
(a)(c)
........ EUR 700 687,390
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.16%, 04/21/35
(a)(b)
......... USD 1,500 1,422,525

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.00%, 07/20/34
(a)(b)
.... USD 5,000 $ 4,925,848
Bridgepoint CLO 1 DAC, Series 1X, Class D,
7.43%, 01/15/34
(a)(c)
............... EUR 750 791,854
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
07/18/34 .................... USD 9,000 8,819,889
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
07/18/34 .................... 2,500 2,340,494
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/15/31 .................... 1,500 1,440,831
Series 2016-2A, Class BR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/15/31 .................... 1,250 1,216,186
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
07/15/30 .................... 5,000 4,897,287
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.18%,
04/15/35 .................... 2,000 1,885,675
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/15/31 .................... 1,000 958,342
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
07/15/34 .................... 1,000 954,549
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
07/15/34 .................... 1,000 909,715
Series 2020-3A, Class C, (3-mo. LIBOR
USD at 2.50% Floor + 2.50%), 7.76%,
01/15/34 .................... 1,000 974,529
Carlyle C17 CLO Ltd., Series C17A, Class
BR, (3-mo. LIBOR USD + 1.85%), 7.15%,
04/30/31
(a)(b)
.................... 1,000 975,158
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.85%,
04/20/31 .................... 2,700 2,644,706
Series 2019-3A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
10/20/32 .................... 5,000 4,876,530
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 2.30% Floor + 2.30%), 7.55%,
10/20/32 .................... 4,000 3,911,131
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. LIBOR USD at
0.25% Floor + 0.25%), 5.40%, 04/25/36
(a)
2,876 2,511,943
CarVal CLO I Ltd., Series 2018-1A, Class
D, (3-mo. LIBOR USD + 2.89%), 8.15%,
07/16/31
(a)(b)
.................... 1,995 1,870,884
CarVal CLO III Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.20%, 07/20/32
(a)(b)
......... 7,000 6,828,960
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.00%,
07/20/34 .................... 6,500 6,320,049
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.50%,
07/20/34 .................... USD 5,000 $ 4,647,402
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/15/34 .................... 2,000 1,941,110
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.51%,
10/15/34 .................... 3,000 2,877,040
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD + 3.70%), 8.95%,
04/20/29
(a)(b)
.................... 1,000 959,977
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. LIBOR
USD + 1.25%), 6.50%, 07/20/30 .... 932 928,989
Series 2020-13A, Class A, (3-mo. LIBOR
USD at 1.43% Floor + 1.43%), 6.68%,
01/20/34 .................... 4,000 3,968,944
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. LIBOR USD + 1.65%),
6.92%, 07/23/34
(a)(b)
............... 5,000 4,885,662
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,653,991
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 6.36%, 07/17/31
(a)(b)
.... 1,750 1,732,832
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. LIBOR USD at 3.31%
Floor + 3.31%), 8.56%, 04/20/34
(a)(b)
.... 1,950 1,793,384
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 8.79%, 01/15/34
(a)(c)
.... EUR 200 196,707
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. LIBOR
USD at 1.30% Floor + 1.30%), 6.59%,
04/27/31 .................... USD 1,700 1,680,439
Series 2013-4A, Class DRR, (3-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.09%,
04/27/31 .................... 1,000 944,472
Series 2014-2RA, Class A3, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.17%,
04/24/30 .................... 500 487,114
Series 2014-3A, Class CR2, (3-mo. LIBOR
USD + 2.35%), 7.62%, 10/22/31 .... 1,000 978,708
Series 2015-1A, Class CRR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.17%,
01/22/31 .................... 1,000 966,646
Series 2016-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
10/21/31 .................... 7,000 6,908,357
Series 2017-3A, Class A1, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.47%,
07/20/30 .................... 3,251 3,241,271
Series 2017-5A, Class B, (3-mo. LIBOR
USD + 1.85%), 7.11%, 11/16/30 ..... 500 482,318
Series 2018-1A, Class B, (3-mo. LIBOR
USD + 1.40%), 6.66%, 04/18/31 .... 1,000 984,155
Series 2018-4A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
10/17/31 .................... 2,700 2,689,202
Series 2018-4A, Class B, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
10/17/31 .................... 2,000 1,960,680

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-5A, Class A2RS, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
01/15/35 .................... USD 2,200 $ 2,190,378
Series 2019-6A, Class A1, (3-mo. LIBOR
USD at 1.33% Floor + 1.33%), 6.59%,
01/16/33 .................... 8,500 8,455,902
Series 2019-6A, Class D, (3-mo. LIBOR
USD at 3.95% Floor + 3.95%), 9.21%,
01/16/33 .................... 1,150 1,126,087
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
04/25/33 .................... 10,500 10,125,694
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.26%,
07/15/36 .................... 1,500 1,396,258
Series 2021-6A, Class A, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 6.40%,
10/15/34 .................... 600 588,600
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. LIBOR USD
at 0.47% Floor + 0.47%), 5.62%, 08/25/36
(a)
2,886 2,573,498
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.45%,
10/20/30 .................... 5,765 5,709,384
Series 2015-1A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.85%,
10/20/30 .................... 3,000 2,956,540
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 309 307,882
Series 1997-7, Class M1, 7.03%, 07/15/28 1,639 1,528,050
Contego CLO IX DAC, Series 9X, Class E,
(3-mo. EURIBOR at 6.01% Floor + 6.01%),
9.22%, 01/24/34
(a)(c)
............... EUR 472 459,994
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
LIBOR USD at 0.34% Floor + 0.34%),
5.49%, 07/25/37
(a)(b)
............... USD 1,247 813,992
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.68%, 12/15/34
(a)(c)
.... EUR 200 194,605
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, 10.36%, 04/15/35
(a)(c)
.... 400 431,971
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.43%, 10/20/30
(a)(b)
......... USD 832 826,640
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.31%, 07/18/30
(a)(b)
.... 2,000 1,925,781
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (3-mo. LIBOR USD at 2.25% Floor
+ 2.25%), 7.51%, 07/15/30
(a)(b)
........ 1,000 964,607
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.01%, 01/17/32
(a)(b)
......... 8,000 7,827,218
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (3-mo. LIBOR USD at 3.75% Floor +
3.75%), 9.01%, 01/16/32
(a)(b)
......... 1,000 912,944
Dryden 86 CLO Ltd., Series 2020-86A, Class
DR, (3-mo. LIBOR USD at 3.20% Floor +
3.20%), 8.46%, 07/17/34
(a)(b)
......... 6,000 5,497,462
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.31%, 04/15/28
(a)(b)
.... 5,250 5,164,627
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class CR, (3-mo. LIBOR USD +
1.85%), 7.11%, 04/15/29
(a)(b)
......... USD 6,000 $ 5,888,194
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (3-mo. LIBOR USD at
3.15% Floor + 3.15%), 8.47%, 08/15/30
(a)(b)
1,500 1,431,654
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.41%,
01/15/34 .................... 3,500 3,400,211
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/15/30 .................... 1,000 970,733
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
04/15/31 .................... 2,500 2,474,177
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
10/15/34 .................... 3,500 3,371,289
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
10/15/34 .................... 3,000 2,784,834
Elevation CLO Ltd., Series 2017-8A, Class
C, (3-mo. LIBOR USD + 2.05%), 7.31%,
10/25/30
(a)(b)
.................... 3,000 2,919,979
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.70%,
10/20/33 .................... 2,500 2,485,516
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.65%,
10/20/33 .................... 2,000 1,997,856
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
04/15/33 .................... 1,250 1,227,948
Series 2020-1A, Class D, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
04/15/33 .................... 5,500 5,351,287
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.15%, 07/20/34
(a)(b)
......... 1,500 1,458,006
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. LIBOR USD at 3.10% Floor +
3.10%), 8.35%, 10/20/34
(a)(b)
......... 2,000 1,933,462
Elmwood CLO VII Ltd., Series 2020-4A, Class
A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.65%, 01/17/34
(a)(b)
......... 2,000 1,983,550
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. LIBOR USD at 2.95% Floor +
2.95%), 8.20%, 10/20/34
(a)(b)
......... 2,000 1,910,706
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, 0.00%, 08/15/36
(a)(c)
...... EUR 238 259,706
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (1-mo. LIBOR
USD at 0.50% Floor + 0.50%), 5.65%,
06/25/36 .................... USD 1,450 1,278,822
Series 2006-FF13, Class A1, (1-mo. LIBOR
USD at 0.24% Floor + 0.24%), 5.39%,
10/25/36 .................... 3,163 2,091,713
Series 2006-FF13, Class A2C, (1-mo.
LIBOR USD at 0.32% Floor + 0.32%),
5.47%, 10/25/36 ............... 1,855 1,235,867
Series 2006-FF17, Class A5, (1-mo. LIBOR
USD at 0.15% Floor + 0.15%), 5.30%,
12/25/36 .................... 2,305 2,084,703

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FFH1, Class M1, (1-mo. LIBOR
USD at 0.56% Floor + 0.56%), 5.71%,
01/25/36 .................... USD 5,087 $ 4,825,339
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,563,029
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,686,361
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%), 6.30%,
05/15/30 .................... 2,286 2,267,666
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.22%,
05/15/30 .................... 1,000 966,675
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (3-mo. LIBOR USD at 3.79% Floor +
3.79%), 9.17%, 11/20/33
(a)(b)
......... 1,000 981,223
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.12%,
07/19/34 .................... 2,000 1,939,514
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.17%,
07/19/34 .................... 2,500 2,425,898
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,454,272
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.99%, 10/19/39
(a)(b)
......... 8,500 8,504,740
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.85%, 04/20/31
(a)(b)
......... 1,800 1,642,432
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (3-mo. LIBOR USD + 1.70%), 6.96%,
01/15/31
(a)(b)
.................... 500 481,561
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. LIBOR USD at 1.02% Floor
+ 1.02%), 6.34%, 05/16/31
(a)(b)
........ 3,000 2,954,795
Generate CLO 2 Ltd., Series 2A, Class AR, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
6.42%, 01/22/31
(a)(b)
............... 7,608 7,526,864
Generate CLO 3 Ltd., Series 3A, Class DR,
(3-mo. LIBOR USD + 3.60%), 8.85%,
10/20/29
(a)(b)
.................... 2,000 1,967,281
Generate CLO 6 Ltd., Series 6A, Class CR, (3-
mo. LIBOR USD at 2.45% Floor + 2.45%),
7.72%, 01/22/35
(a)(b)
............... 1,000 959,799
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. LIBOR USD at 1.37% Floor +
1.37%), 6.64%, 01/22/33
(a)(b)
......... 3,000 2,946,628
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 7.00%, 10/20/34 8,500 8,185,773
Series 9A, Class C, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.50%, 10/20/34 3,000 2,845,730
Series 9A, Class D, (3-mo. LIBOR USD at
3.35% Floor + 3.35%), 8.60%, 10/20/34 3,000 2,714,523
Series 9A, Class E, (3-mo. LIBOR USD at
6.85% Floor + 6.85%), 12.10%, 10/20/34 1,000 922,797
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.19% Floor +
1.19%), 6.45%, 10/15/30
(a)(b)
......... 2,250 2,233,017
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
04/20/34
(a)(b)
.................... USD 9,500 $ 9,193,484
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
LIBOR USD at 1.60% Floor + 1.60%),
6.85%, 07/20/34
(a)(b)
............... 1,000 991,215
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. LIBOR
USD + 1.30%), 6.55%, 04/20/30
(a)(b)
.... 2,000 1,963,387
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.27%,
04/24/31
(a)(b)
.................... 1,000 967,697
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
10/20/32 .................... 2,000 1,957,046
Series 2019-5A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.40%,
10/20/32 .................... 1,000 950,327
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.85%, 04/20/35
(a)(b)
............... 800 784,710
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.90%, 10/29/29
(a)(b)
900 895,793
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.37%,
07/20/31 .................... 3,300 3,287,493
Series 2015-10A, Class C1R, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
07/20/31 .................... 1,000 976,247
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
10/20/34 .................... 3,000 2,899,385
Series 2021-11A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.25%,
10/20/34 .................... 1,000 926,163
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. LIBOR USD at
1.32% Floor + 1.32%), 6.57%, 01/20/34
(a)(b)
2,500 2,483,712
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. LIBOR USD at
2.80% Floor + 2.80%), 8.05%, 01/20/34
(a)(b)
2,000 1,982,628
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. LIBOR USD at
1.80% Floor + 1.80%), 7.05%, 07/20/34
(a)(b)
5,915 5,728,772
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (3-mo. LIBOR USD at
3.20% Floor + 3.20%), 8.45%, 07/20/34
(a)(b)
2,500 2,323,673
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.44%, 01/25/35
(a)(b)
1,000 985,459
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 6.86%, 12/15/34 .. GBP 100 93,679
Series B2,  (Sterling Overnight Index
Average + 2.20%), 7.13%, 03/15/36
(c)
. 100 93,949

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,506 $ 3,237,052
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (3-mo. LIBOR USD at 2.30% Floor +
2.30%), 7.56%, 04/15/34
(a)(b)
......... 1,500 1,401,689
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.71%),
7.78%, 04/15/33 ............... 3,000 2,945,548
Series 2020-3RA, Class CR, (3-mo. CME
Term SOFR at 3.35% Floor + 3.61%),
8.68%, 04/15/33 ............... 1,000 927,772
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 8.26%, 01/27/31
(a)(b)
......... 450 410,488
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD at 2.30% Floor +
2.30%), 7.55%, 01/20/30
(a)(b)
......... 1,000 981,122
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo. LIBOR
USD at 0.70% Floor + 0.70%), 5.85%,
12/25/35 .................... 1,025 433,736
Series 2006-4, Class 1A1, 3.63%, 03/25/36 2,631 1,883,459
Series 2006-5, Class 1A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.51%,
03/25/36 .................... 3,505 1,102,210
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,282 779,783
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.29%,
11/25/36 .................... 6,503 3,044,043
Series 2006-HE6, Class A4, (1-mo. LIBOR
USD at 0.48% Floor + 0.48%), 5.63%,
08/25/36 .................... 1,395 1,096,758
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. LIBOR USD + 2.10%),
7.37%, 07/28/31
(a)(b)
............... 1,000 991,956
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (3-mo. LIBOR
USD at 1.37% Floor + 1.37%), 6.63%,
04/15/33 .................... 7,500 7,398,133
Series 2020-IA, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
04/15/33 .................... 2,000 1,937,251
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.46%,
07/15/34 .................... 7,000 6,910,169
Series 2021-4A, Class A2, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
07/15/34 .................... 1,250 1,224,520
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.75%, 11/30/32
(a)(b)
......... 11,000 10,888,251
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.40%, 04/20/34
(a)(b)
......... 1,750 1,655,307
Halseypoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.10%,
01/30/35 .................... 3,500 3,355,776
Series 2021-5A, Class D, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.80%,
01/30/35 .................... 3,000 2,720,954
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.60%,
01/20/33 .................... USD 11,050 $ 10,878,841
Series 2019-1A, Class B1, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.45%,
01/20/33 .................... 2,500 2,407,495
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
8.75%, 10/15/31
(a)(c)
............... EUR 235 233,827
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
8.51%, 04/25/34
(a)(c)
............... 300 285,253
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.11%, 07/18/31
(a)(b)
.... USD 1,000 982,516
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,644 8,299,506
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (3-mo. LIBOR USD at 1.95%
Floor + 1.95%), 7.20%, 07/20/30
(a)(b)
.... 1,000 974,759
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.16%,
07/15/34 .................... 500 467,816
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.85%,
04/20/35 .................... 3,125 3,036,277
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.20%,
04/20/35 .................... 5,000 4,749,253
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.10%,
04/20/35 .................... 2,550 2,359,787
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
11.25%, 07/15/32
(a)(c)
.............. EUR 204 198,216
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 6.25%, 01/17/38
(a)(b)
........ USD 2,727 2,723,767
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. LIBOR USD at
0.80% Floor + 0.80%), 5.95%, 07/25/36
(a)
2,975 2,536,852
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
LIBOR USD at 2.10% Floor + 2.10%),
7.36%, 07/18/30
(a)(b)
............... 8,050 7,824,356
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.84%,
10/15/32 .................... 4,250 4,156,548
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.24%,
10/15/32 .................... 1,450 1,396,171
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
LIBOR USD at 1.70% Floor + 1.70%),
6.95%, 10/20/34
(a)(b)
............... 3,657 3,548,968
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.24%, 04/15/35
(a)(b)
......... 5,250 4,773,703
KKR CLO Ltd., Series 22A, Class D, (3-mo.
LIBOR USD + 3.10%), 8.35%, 07/20/31
(a)(b)
1,200 1,128,076
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.90%, 07/20/30
(a)(b)
............... 350 341,293

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lehman XS Trust, Series 2007-20N, Class
A1, (1-mo. LIBOR USD at 1.15% Floor +
2.30%), 7.45%, 12/25/37
(a)
.......... USD 6,135 $ 6,207,408
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.67%,
08/25/45 .................... 1,655 1,579,024
Series 2006-4, Class 1A, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.45%,
05/25/36 .................... 21,451 12,304,632
Series 2006-6, Class 2A3, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.45%,
07/25/36 .................... 5,798 2,306,415
Series 2006-7, Class 1A, (1-mo. LIBOR
USD at 0.31% Floor + 0.31%), 5.46%,
08/25/36 .................... 6,434 3,426,337
Series 2006-WL3, Class 2A4, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 5.75%,
01/25/36 .................... 1,421 1,270,400
Lucali CLO Ltd., Series 2020-1A, Class D, (3-
mo. LIBOR USD at 3.60% Floor + 3.60%),
8.86%, 01/15/33
(a)(b)
............... 2,250 2,123,652
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.19%,
07/27/30 .................... 4,080 4,015,163
Series 2016-20A, Class DR, (3-mo. LIBOR
USD + 3.00%), 8.29%, 07/27/30 .... 1,315 1,239,276
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class C, (3-mo. LIBOR USD at 2.20%
Floor + 2.20%), 7.46%, 10/18/30
(a)(b)
.... 5,450 5,324,588
Madison Park Funding XXVI Ltd., Series
2017-26A, Class AR, (3-mo. LIBOR USD +
1.20%), 6.50%, 07/29/30
(a)(b)
......... 3,457 3,445,824
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. LIBOR
USD + 1.80%), 7.05%, 04/20/30 .... 1,600 1,559,715
Series 2018-27A, Class C, (3-mo. LIBOR
USD + 2.60%), 7.85%, 04/20/30 .... 1,000 945,116
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.42%,
01/23/31 .................... 600 588,802
Series 2018-31A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.27%,
01/23/31 .................... 750 725,279
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.79%, 10/15/32 ............... 6,000 5,836,398
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.19%, 10/15/32 ............... 4,750 4,641,289
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.09%, 10/15/32 ............... 2,000 1,899,716
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. LIBOR USD at 1.50% Floor
+ 1.50%), 6.76%, 12/18/30
(a)(b)
........ 1,500 1,445,618
Margay CLO I DAC, Series 1X, Class D,
10.25%, 07/15/36
(a)(c)
.............. EUR 100 108,303
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
8.85%, 01/16/34
(a)(c)
............... 100 97,893
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. LIBOR USD at
0.52% Floor + 0.52%), 5.67%, 06/25/36
(a)(b)
USD 1,948 $ 1,704,295
MF1 Ltd., Series 2021-FL7, Class A, (1-mo.
LIBOR USD at 1.08% Floor + 1.08%),
6.24%, 10/16/36
(a)(b)
............... 3,050 2,973,750
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.80%,
10/20/30 .................... 5,862 5,757,339
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.15%,
10/20/30 .................... 2,000 1,942,551
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(a)(d)
602 141,307
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (3-mo. LIBOR
USD + 2.15%), 7.41%, 10/21/30 .... 1,500 1,455,639
Series 2014-18A, Class CR2, (3-mo. LIBOR
USD + 3.00%), 8.26%, 10/21/30 .... 1,250 1,144,418
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. LIBOR USD at
6.50% Floor + 6.50%), 11.76%, 07/15/34
(a)(b)
2,600 2,366,176
Neuberger Berman CLO XXI Ltd., Series
2016-21A, Class DR2, (3-mo. LIBOR USD
at 3.30% Floor + 3.30%), 8.55%, 04/20/34
(a)
(b)
........................... 1,000 949,217
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
10/17/30 .................... 800 796,226
Series 2016-22A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/17/30 .................... 1,000 978,184
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/18/30 .................... 2,000 1,944,531
Series 2017-26A, Class D, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 7.91%,
10/18/30 .................... 3,250 3,068,627
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (3-mo. LIBOR
USD + 2.60%), 7.86%, 01/15/30
(a)(b)
.... 1,000 942,843
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
10/19/31
(a)(b)
.................... 500 469,861
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. LIBOR
USD at 1.34% Floor + 1.34%), 6.60%,
01/19/33
(a)(b)
.................... 8,450 8,395,793
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
07/20/31
(a)(b)
.................... 1,563 1,535,986
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
04/16/33
(a)(b)
.................... 1,000 979,429
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.38%,
10/14/35
(a)(b)
.................... 12,250 12,017,250

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 8.70%, 04/17/34
(a)
(c)
........................... EUR 188 $ 183,332
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 4,066,660
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.44%, 12/21/29
(a)(b)
.... 4,380 4,360,823
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (3-mo. EURIBOR at 5.66%
Floor + 5.66%), 8.98%, 05/15/34
(a)(c)
.... EUR 100 91,207
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.37%,
10/20/34 .................... USD 4,418 4,342,709
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
10/20/34 .................... 2,500 2,399,931
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
435 411,220
Series 1999-C, Class A2, 7.48%, 08/15/27 2,328 1,900,318
Series 2001-D, Class A3, 5.90%, 12/15/22
(a)
309 151,936
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
4 4,194
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.17%,
04/26/31 .................... 3,100 2,822,518
Series 2014-6A, Class A1R, (3-mo. LIBOR
USD at 1.26% Floor + 1.26%), 6.52%,
10/17/30 .................... 10,800 10,750,555
Series 2014-6A, Class A2R, (3-mo. LIBOR
USD at 1.72% Floor + 1.72%), 6.98%,
10/17/30 .................... 7,500 7,389,135
Series 2015-10A, Class CR2, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.32%,
01/26/34 .................... 3,700 3,557,126
Series 2015-10A, Class DR2, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.22%,
01/26/34 .................... 2,000 1,838,123
Series 2016-11A, Class A1AR, (3-mo.
LIBOR USD at 1.27% Floor + 1.27%),
6.54%, 10/26/30 ............... 956 952,237
Series 2018-15A, Class A3, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
07/20/31 .................... 1,000 992,743
Series 2019-16A, Class CR, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.06%,
04/10/33 .................... 2,500 2,403,145
Series 2019-17A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
07/20/32 .................... 6,000 5,831,991
Series 2019-17A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
07/20/32 .................... 1,500 1,386,344
Series 2020-19A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
10/20/34 .................... 7,500 7,140,807
Series 2020-19A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.40%,
10/20/34 .................... 1,000 913,768
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-22A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
12/02/34 .................... USD 4,500 $ 4,324,177
Series 2021-22A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
12/02/34 .................... 1,250 1,144,684
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.18%,
01/15/32 .................... EUR 298 298,827
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 9.58%,
01/15/32 .................... 200 189,310
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.86%,
07/15/30 .................... USD 6,000 5,895,550
Series 2016-1A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
07/15/30 .................... 2,250 2,146,946
Series 2016-1A, Class DR, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.11%,
07/15/30 .................... 1,250 1,098,920
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (3-mo. LIBOR USD +
2.10%), 7.36%, 07/15/30
(a)(b)
......... 1,500 1,448,472
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.52%, 10/24/30
(a)(b)
4,000 3,896,530
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. LIBOR USD at
3.10% Floor + 3.10%), 8.37%, 01/24/33
(a)(b)
1,532 1,364,621
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. LIBOR USD at
1.40% Floor + 1.40%), 6.65%, 01/20/30
(a)(b)
2,000 1,954,052
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. LIBOR USD at
2.60% Floor + 2.60%), 7.85%, 01/20/31
(a)(b)
1,000 891,359
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.40%,
01/20/35 .................... 3,000 2,901,314
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.60%,
01/20/35 .................... 3,000 2,657,603
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
10/15/33 .................... 8,500 8,285,413
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.41%,
10/15/33 .................... 3,800 3,709,582
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.46%,
10/15/33 .................... 4,250 3,962,350
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.53%,
11/18/31 .................... 13,212 13,092,075
Series 2014-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.05%,
11/18/31 .................... 1,500 1,479,057
Series 2014-1A, Class CRR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.55%,
11/18/31 .................... 1,000 967,795

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3-mo. CME Term SOFR at 3.60%
Floor + 3.60%), 8.63%, 07/19/33
(a)(b)
.... USD 1,000 $ 965,463
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
04/21/34 .................... 1,500 1,459,975
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.56%,
04/21/34 .................... 1,000 953,700
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. LIBOR USD at 1.14%
Floor + 1.14%), 6.39%, 07/02/35
(a)(b)
.... 2,000 1,971,896
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. LIBOR USD at 3.15%
Floor + 3.15%), 8.40%, 07/20/34
(a)(b)
.... 1,000 954,735
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. LIBOR USD at 2.90%
Floor + 2.90%), 8.28%, 02/20/34
(a)(b)
.... 5,970 5,764,582
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. LIBOR USD at 2.95%
Floor + 2.95%), 8.20%, 01/20/32
(a)(b)
.... 400 380,786
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. LIBOR
USD + 1.50%), 6.76%, 01/21/30 .... 1,000 980,054
Series 2017-14A, Class C, (3-mo. LIBOR
USD + 1.80%), 7.06%, 01/21/30 .... 1,500 1,463,282
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. LIBOR USD at 1.15% Floor
+ 1.15%), 6.41%, 10/18/34
(a)(b)
........ 13,500 13,319,478
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.47%,
01/19/37 .................... 4,750 4,468,143
Series 2016-1A, Class CR, (3-mo. LIBOR
USD + 1.95%), 7.20%, 01/20/33 .... 2,250 2,169,059
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
10/17/31 .................... 2,950 2,841,017
Series 2014-1A, Class A2R2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.71%,
01/17/31 .................... 6,650 6,574,148
Series 2014-1A, Class CR2, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 7.91%,
01/17/31 .................... 2,100 1,993,044
Series 2015-1A, Class CR4, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.23%,
05/21/34 .................... 4,100 3,836,960
Series 2015-2A, Class A1R2, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.35%,
07/20/30 .................... 6,740 6,695,331
Series 2015-2A, Class CR2, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 8.00%,
07/20/30 .................... 1,400 1,345,318
Series 2018-1A, Class A2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.71%,
04/18/31 .................... 10,000 9,910,082
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
04/18/31 .................... 2,000 1,950,540
Series 2018-2A, Class A2, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
07/16/31 .................... 1,000 989,072
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class A1R, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.47%,
11/14/34 .................... USD 7,000 $ 6,893,530
Series 2019-1A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.02%,
11/14/34 .................... 7,000 6,933,980
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.32%,
11/14/34 .................... 2,500 2,435,546
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.37%,
11/14/34 .................... 3,750 3,513,897
Series 2020-3A, Class BR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.27%,
11/15/31 .................... 2,000 1,976,307
Series 2020-3A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.27%,
11/15/31 .................... 1,500 1,429,950
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
04/20/34 .................... 7,000 6,734,610
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
07/15/34 .................... 2,000 1,931,109
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.16%,
07/15/34 .................... 4,000 3,818,262
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
01/15/35 .................... 7,000 6,892,661
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.21%,
01/15/35 .................... 5,000 4,861,180
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.21%,
01/15/35 .................... 2,000 1,919,294
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
10/15/34 .................... 7,250 7,161,610
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.21%,
10/15/34 .................... 4,850 4,719,048
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.21%,
10/15/34 .................... 7,000 6,570,837
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.85%,
04/20/35 .................... 1,000 974,132
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.10%,
04/20/35 .................... 3,500 3,368,591
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.10%,
04/20/35 .................... 3,250 3,035,264
Palmer Square European CLO DAC, Series
2023-1X, Class D, 10.05%, 07/15/36
(a)(c)
. EUR 276 297,496
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.19%,
08/23/31 .................... USD 2,600 2,534,043
Series 2018-1A, Class A2R, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.85%,
10/20/31 .................... 4,700 4,550,821
Series 2019-1A, Class C, (3-mo. LIBOR
USD at 3.85% Floor + 3.85%), 9.17%,
05/15/32 .................... 2,500 2,248,902

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.51%,
07/15/34 .................... USD 6,000 $ 5,845,898
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/18/34 .................... 5,000 4,782,515
Series 2018-2A, Class CR, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.51%,
10/18/34 .................... 2,350 2,252,292
Pikes Peak CLO 6, Series 2020-6A, Class
BR2, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 7.05%, 05/18/34
(a)(b)
......... 1,000 988,445
Pikes Peak CLO 8, Series 2021-8A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.00%, 07/20/34
(a)(b)
......... 2,000 1,983,584
Pikes Peak CLO 9, Series 2021-9A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.04%, 10/27/34
(a)(b)
......... 7,000 6,920,915
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/15/34 .................... 10,000 9,726,482
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/15/34 .................... 3,500 3,321,179
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.56%,
10/15/34 .................... 1,200 1,075,736
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.25%,
04/20/35 .................... 1,750 1,623,290
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.45%,
10/18/34 .................... 6,000 5,924,702
Series 2020-4A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
10/18/34 .................... 3,000 2,905,394
Series 2020-4A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
10/18/34 .................... 1,250 1,180,242
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(e)
.. 2,437 2,249,457
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,868,102
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 11,861,135
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,115,693
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,255,087
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,478 7,157,379
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 5,984 4,972,731
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,762,170
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,544,705
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,922,116
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.34%,
10/15/31 .................... USD 5,375 $ 5,314,352
Series 2018-2A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.76%,
10/15/31 .................... 5,000 4,937,131
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. LIBOR
USD at 1.48% Floor + 1.48%), 6.74%,
04/15/32 .................... 15,500 15,471,424
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.81%,
04/15/32 .................... 4,000 3,957,725
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.97%,
07/24/32 .................... 3,000 2,972,472
Series 2019-5A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.42%,
07/24/32 .................... 3,500 3,296,839
Rad CLO 9 Ltd., Series 2020-9A, Class A1, (3-
mo. LIBOR USD at 1.40% Floor + 1.40%),
6.66%, 01/15/34
(a)(b)
............... 1,250 1,246,158
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.02%,
04/23/34 .................... 3,750 3,617,445
Series 2021-10A, Class D, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 8.02%,
04/23/34 .................... 2,000 1,816,353
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.35%,
10/30/34 .................... 1,375 1,301,347
Series 2021-12A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.35%,
10/30/34 .................... 3,375 3,072,462
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
01/15/35 .................... 3,500 3,380,463
Series 2021-14A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.26%,
01/15/35 .................... 1,000 901,824
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
01/20/34 .................... 7,000 6,916,458
Series 2021-15A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
01/20/34 .................... 1,650 1,598,977
Series 2021-15A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
01/20/34 .................... 2,900 2,669,551
Regatta Funding LP, Series 2013-2A, Class
CR2, (3-mo. LIBOR USD + 3.70%), 8.96%,
01/15/29
(a)(b)
.................... 4,500 4,427,486
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
04/17/30 .................... 10,000 9,998,589
Series 2017-1A, Class C, (3-mo. LIBOR
USD at 2.45% Floor + 2.45%), 7.71%,
04/17/30 .................... 1,000 1,000,538

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.40%, 04/20/34
(a)(b)
......... USD 1,000 $ 986,360
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.56%,
06/20/34 .................... 750 737,203
Series 2016-1A, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.56%,
06/20/34 .................... 2,000 1,902,396
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at 1.25% Floor
+ 1.25%), 6.51%, 10/17/30
(a)(b)
........ 3,157 3,149,105
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.06%, 01/17/31
(a)(b)
......... 1,500 1,457,304
Regatta XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
10/15/32 .................... 10,000 9,925,341
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
10/15/32 .................... 1,000 954,247
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. LIBOR USD + 2.10%),
7.36%, 07/15/31
(a)(b)
............... 1,250 1,227,972
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (3-mo. LIBOR USD at 3.30% Floor
+ 3.30%), 8.56%, 10/25/31
(a)(b)
........ 1,000 956,588
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
01/15/33 .................... 6,700 6,646,596
Series 2019-2A, Class D, (3-mo. LIBOR
USD at 3.90% Floor + 3.90%), 9.16%,
01/15/33 .................... 1,000 976,276
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. LIBOR USD at 2.55% Floor
+ 2.55%), 7.81%, 10/15/33
(a)(b)
........ 500 497,333
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
01/20/35 .................... 3,000 2,912,990
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
01/20/35 .................... 2,000 1,935,249
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
01/18/34 .................... 1,000 942,689
Series 2016-3A, Class DRR, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.51%,
01/18/34 .................... 1,250 1,141,444
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, 6.18%, 07/16/34 ... EUR 400 397,287
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.13%, 07/16/34 357 347,492
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
04/20/34 .................... USD 3,500 3,375,471
Series 2017-3A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
10/20/30 .................... 2,300 2,240,241
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 1.72% Floor + 1.72%), 7.10%,
05/20/31 .................... USD 1,000 $ 975,660
Series 2018-2A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.41%,
10/20/31 .................... 3,500 3,469,305
Series 2018-2A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
10/20/31 .................... 1,125 1,095,481
Series 2018-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.45%,
10/20/31 .................... 700 681,302
Series 2018-2A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
10/20/31 .................... 1,600 1,467,269
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
04/20/34 .................... 1,500 1,328,394
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.38%,
08/20/32 .................... 5,500 5,342,028
Series 2020-1A, Class A, (3-mo. LIBOR
USD + 1.28%), 6.53%, 01/20/32 .... 10,000 9,890,420
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
07/20/34 .................... 2,000 1,899,741
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.50%,
07/20/34 .................... 1,250 1,118,270
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.40%,
10/20/34 .................... 3,000 2,852,766
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
LIBOR USD at 2.25% Floor + 2.25%),
7.51%, 10/15/31
(a)(b)
............... 1,250 1,224,347
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.06%, 04/17/34
(a)(b)
......... 630 612,267
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
07/21/34 .................... 9,500 9,302,090
Series 2021-9A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
07/21/34 .................... 2,000 1,927,495
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.15%, 04/20/29
(a)(b)
......... 2,000 1,947,797
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.42%,
10/26/34 .................... 5,000 4,779,223
Series 2017-4A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.47%,
10/26/34 .................... 2,300 1,979,440
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.80%,
04/30/32 .................... 5,000 4,971,172
Series 2019-1A, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.30%,
04/30/32 .................... 5,380 5,288,002
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
07/20/34 .................... 3,000 2,962,942

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-19A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
07/20/34 .................... USD 1,000 $ 966,408
Series 2021-19A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.25%,
07/20/34 .................... 4,000 3,694,502
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. LIBOR USD at 1.24% Floor
+ 1.24%), 6.49%, 01/20/34
(a)(b)
........ 8,500 8,405,482
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 8.15%, 04/20/34
(a)(b)
........ 1,755 1,611,955
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. LIBOR USD at 1.18%
Floor + 1.18%), 6.45%, 10/26/31
(a)(b)
.... 6,600 6,528,190
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. LIBOR USD at 2.25%
Floor + 2.25%), 7.51%, 07/15/34
(a)(b)
.... 2,250 2,121,986
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.96%, 04/25/34
(a)(b)
.... 3,350 3,246,502
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at 1.28%
Floor + 1.28%), 6.54%, 01/25/32
(a)(b)
.... 1,500 1,486,161
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.97%, 04/25/35
(a)(b)
.... 5,200 4,986,005
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (3-mo. LIBOR
USD at 1.06% Floor + 1.06%), 6.31%,
07/20/32 .................... 2,000 1,971,057
Series 2019-4A, Class CR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
07/20/32 .................... 2,550 2,454,510
Series 2019-4A, Class ER, (3-mo. LIBOR
USD at 6.25% Floor + 6.25%), 11.50%,
07/20/32 .................... 1,000 899,452
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.86%, 01/15/30
(a)(b)
......... 1,700 1,519,136
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. LIBOR
USD at 0.32% Floor + 0.32%), 5.47%,
10/25/36 .................... 5,339 3,691,143
Series 2007-MN1A, Class A1, (1-mo. LIBOR
USD at 0.23% Floor + 0.23%), 5.38%,
01/25/37
(b)
................... 1,413 844,321
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. LIBOR USD at 3.75%
Floor + 3.75%), 9.01%, 01/16/32
(a)(b)
.... 2,750 2,613,716
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.96%, 04/18/33
(a)(b)
........ 1,250 1,234,804
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. LIBOR USD at 1.14% Floor
+ 1.14%), 6.41%, 10/23/34
(a)(b)
........ 2,000 1,975,950
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.20%, 04/20/34
(a)(b)
......... 830 802,192
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.18%,
11/18/30 .................... 1,250 1,221,800
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.05%,
01/29/32 .................... USD 4,000 $ 3,886,184
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 8.05%,
01/29/32 .................... 2,000 1,900,400
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
04/20/34 .................... 3,500 3,308,784
Series 2020-1A, Class DRR, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.65%,
04/20/34 .................... 2,250 2,027,646
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.15%,
03/18/34 .................... 1,000 963,630
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
07/25/34 .................... 2,500 2,362,331
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.51%,
07/25/34 .................... 5,000 4,474,110
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.85%,
01/20/31 .................... 1,000 985,004
Series 2017-9A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.15%,
01/20/31 .................... 1,000 967,742
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.38%,
01/15/34 .................... 2,000 1,980,672
Series 2016-6A, Class BR2, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.76%,
01/15/34 .................... 2,000 1,941,556
Series 2016-6A, Class CR2, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
01/15/34 .................... 1,650 1,595,283
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
04/15/33 .................... 2,000 1,964,525
Series 2017-7A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.41%,
04/15/33 .................... 6,500 6,377,854
Series 2017-7A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.46%,
04/15/33 .................... 4,000 3,759,956
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.43%,
10/20/31 .................... 8,545 8,505,024
Series 2018-11A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
10/20/31 .................... 1,100 1,074,560
Series 2018-11A, Class E, (3-mo. LIBOR
USD at 6.00% Floor + 6.00%), 11.25%,
10/20/31 .................... 1,000 937,422
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
07/15/34 .................... 13,450 12,996,186

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-12A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.56%,
07/15/34 .................... USD 1,500 $ 1,401,413
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. LIBOR USD at 3.15% Floor +
3.15%), 8.41%, 04/15/34
(a)(b)
......... 2,000 1,903,705
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. LIBOR USD at 2.20% Floor +
2.20%), 7.45%, 10/20/32
(a)(b)
......... 3,250 3,200,150
Trestles CLO Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.25% Floor + 2.25%),
7.50%, 01/20/33
(a)(b)
............... 1,450 1,418,783
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,384,080
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 847,099
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,768,403
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,079,759
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,872,398
Trimaran Cavu Ltd., Series 2021-2A, Class
B1, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.01%, 10/25/34
(a)(b)
......... 1,500 1,460,227
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 ......... GBP 459 569,152
Series N,  6.46%, 03/30/32
(d)
......... 400 486,739
Upland CLO Ltd., Series 2016-1A, Class
CR, (3-mo. LIBOR USD + 2.90%), 8.15%,
04/20/31
(a)(b)
.................... USD 1,500 1,392,996
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 7.14%, 04/18/31 1,000 954,262
Series 2014-4A, Class BR2, (3-mo. LIBOR
USD + 2.09%), 7.34%, 07/14/31 .... 500 473,273
Series 2016-3A, Class A1R, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.45%,
10/18/31 .................... 500 495,759
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. LIBOR USD at 0.31% Floor +
0.16%), 4.03%, 10/25/36
(a)
.......... 11,889 8,877,312
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. LIBOR USD at 1.35% Floor +
1.35%), 6.60%, 07/20/30
(a)(b)
......... 3,800 3,741,445
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 07/15/34
(a)(b)
......... 7,000 6,942,181
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 8.15%, 01/20/35
(a)(b)
........ 2,500 2,301,787
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.97%,
07/24/32 .................... 10,415 10,235,952
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.32%,
07/24/32 .................... 5,000 4,842,247
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.48%, 10/15/34
(a)(b)
......... 2,000 1,973,095
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.93%,
04/20/36 .................... USD 1,500 $ 1,494,203
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.38%,
04/20/36 .................... 2,000 1,977,259
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 9.93%,
04/20/36 .................... 1,000 1,000,292
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(3-mo. LIBOR USD + 1.65%), 6.92%,
10/22/29
(a)(b)
.................... 2,100 2,076,861
Total Asset-Backed Securities — 14.0%
(Cost: $1,797,635,059) ........................... 1,721,865,203
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
L3Harris Technologies, Inc. ............ 65,639 12,850,147
MTU Aero Engines AG ............... 15,730 4,079,877
Raytheon Technologies Corp. .......... 91,108 8,924,939
25,854,963
Air Freight & Logistics — 0.1%
CJ Logistics Corp. .................. 4,000 232,795
Hyundai Glovis Co. Ltd. .............. 6,769 1,019,108
United Parcel Service, Inc., Class B ...... 92,626 16,603,210
17,855,113
Automobile Components — 0.1%
Lear Corp. ....................... 58,057 8,334,082
Tung Thih Electronic Co. Ltd. ........... 102,000 478,768
8,812,850
Automobiles — 0.1%
Brilliance China Automotive Holdings Ltd. .. 164,000 66,764
BYD Co. Ltd., Class A ................ 8,800 313,594
General Motors Co. ................. 228,363 8,805,677
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 544,000 325,222
Kia Corp. ........................ 30,290 2,040,366
Maruti Suzuki India Ltd. .............. 47,910 5,729,979
17,281,602
Banks — 1.8%
Absa Group Ltd. ................... 525,029 4,686,054
Abu Dhabi Commercial Bank PJSC ...... 1,791,052 3,954,651
AMMB Holdings Bhd. ................ 265,100 205,964
Axis Bank Ltd. ..................... 712,970 8,602,948
Bank Central Asia Tbk. PT ............. 2,451,600 1,503,562
Bank Negara Indonesia Persero Tbk. PT ... 360,600 221,246
Bank of China Ltd., Class H ............ 24,466,000 9,822,915
Bank of Communications Co. Ltd., Class H . 486,000 322,456
Bank Rakyat Indonesia Persero Tbk. PT ... 46,349,113 16,921,675
BNP Paribas SA ................... 98,376 6,208,112
Boubyan Bank KSCP ................ 88,923 185,877
Chang Hwa Commercial Bank Ltd. ....... 596,768 357,731
China Construction Bank Corp., Class H
(f)
.. 2,442,000 1,581,009
CIMB Group Holdings Bhd. ............ 938,400 1,018,604
Citigroup, Inc. ..................... 297,984 13,719,183
Citizens Financial Group, Inc. .......... 752,162 19,616,385
Commercial International Bank Egypt SAE .. 1,289,240 2,138,246
DBS Group Holdings Ltd. ............. 443,200 10,349,953

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Dubai Islamic Bank PJSC ............. 417,719 $ 624,411
Dukhan Bank ..................... 320,929 347,549
E.Sun Financial Holding Co. Ltd. ........ 1,822,952 1,527,327
Emirates NBD Bank PJSC ............. 165,830 675,049
First Abu Dhabi Bank PJSC ............ 466,141 1,737,308
First Citizens BancShares, Inc., Class A .... 6,880 8,830,136
First Financial Holding Co. Ltd. .......... 403,786 359,124
Grupo Financiero Banorte SAB de CV, Class O 1,237,528 10,181,030
Gulf Bank KSCP ................... 321,555 278,258
HDFC Bank Ltd. ................... 577,818 11,991,351
Hong Leong Bank Bhd. ............... 91,300 371,370
Hong Leong Financial Group Bhd. ....... 15,400 58,268
Hua Nan Financial Holdings Co. Ltd. ...... 740,000 528,331
ICICI Bank Ltd. .................... 14,268 163,354
ICICI Bank Ltd., ADR ................ 111,264 2,567,973
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 15,220,000 8,133,745
Kasikornbank PCL, NVDR ............. 1,621,300 5,934,160
Kotak Mahindra Bank Ltd. ............. 107,209 2,417,935
Kuwait Finance House KSCP ........... 1,046,455 2,551,050
M&T Bank Corp. ................... 96,700 11,967,592
Malayan Banking Bhd. ............... 548,600 1,014,924
Mega Financial Holding Co. Ltd. ......... 1,222,000 1,499,741
National Bank of Kuwait SAKP .......... 312,329 952,523
OTP Bank Nyrt. .................... 161,539 5,742,784
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 970,931 8,641,347
Public Bank Bhd. ................... 1,223,000 1,009,763
Qatar International Islamic Bank QSC ..... 74,760 206,645
Qatar Islamic Bank SAQ .............. 117,871 576,135
RHB Bank Bhd. .................... 330,600 385,000
Sberbank of Russia PJSC
(e)
............ 877,548 98
SinoPac Financial Holdings Co. Ltd. ...... 1,650,000 920,739
Standard Bank Group Ltd. ............. 65,012 613,812
Taiwan Business Bank ............... 1,233,000 565,164
Taiwan Cooperative Financial Holding Co. Ltd. 740,000 667,717
TCS Group Holding plc, GDR, Class A
(c)(e)(f)
. 78,717 787
Tisco Financial Group PCL, NVDR ....... 423,300 1,159,238
UniCredit SpA ..................... 202,761 4,714,918
Wells Fargo & Co. .................. 435,725 18,596,743
219,929,970
Beverages — 0.2%
Ambev SA ....................... 2,514,258 8,096,959
Anhui Gujing Distillery Co. Ltd., Class A
(f)
... 70,000 2,383,928
Carlsberg A/S, Class B ............... 26,367 4,222,179
Kweichow Moutai Co. Ltd., Class A ....... 30,100 7,010,886
Tsingtao Brewery Co. Ltd., Class A ....... 119,203 1,702,020
Tsingtao Brewery Co. Ltd., Class H ....... 102,000 931,257
United Spirits Ltd.
(f)
.................. 15,284 170,334
Wuliangye Yibin Co. Ltd., Class A ........ 236,900 5,343,886
29,861,449
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)(f)
.................... 722,500 727,035
AbbVie, Inc. ...................... 143,140 19,285,252
Hugel, Inc.
(f)
...................... 3,829 321,273
PharmaEngine, Inc. ................. 497,000 1,562,470
21,896,030
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.
(f)
........... 1,122,800 11,688,158
Alibaba Group Holding Ltd., ADR
(f)
....... 45,530 3,794,925
Central Retail Corp. PCL, NVDR ........ 369,700 407,741
Poya International Co. Ltd. ............ 48,000 915,142
Security
Shares
Shares Value
Broadline Retail (continued)
Prosus NV
(f)
...................... 98,559 $ 7,217,885
24,023,851
Building Products — 0.2%
Carrier Global Corp. ................. 339,797 16,891,309
Cie de Saint-Gobain ................. 91,748 5,586,205
22,477,514
Capital Markets — 0.4%
B3 SA - Brasil Bolsa Balcao ............ 2,923,295 8,919,707
Carlyle Group, Inc. (The) .............. 328,031 10,480,590
GF Securities Co. Ltd., Class H
(f)
........ 3,471,200 4,798,977
Intercontinental Exchange, Inc. ......... 175,900 19,890,772
Raymond James Financial, Inc. ......... 64,083 6,649,893
SooChow Securities Co. Ltd., Class A ..... 1,432,360 1,370,144
Southwest Securities Co. Ltd., Class A .... 634,100 318,892
52,428,975
Chemicals — 0.5%
Air Liquide SA ..................... 67,818 12,162,146
Asian Paints Ltd. ................... 63,016 2,587,681
Hansol Chemical Co. Ltd. ............. 28,305 5,186,628
International Flavors & Fragrances, Inc. .... 192,930 15,355,299
Linde plc ........................ 6,867 2,619,004
Linde plc ........................ 4,631 1,764,781
Mesaieed Petrochemical Holding Co. ..... 288,877 152,140
Petronas Chemicals Group Bhd. ......... 405,700 522,298
PPG Industries, Inc. ................. 27,010 4,005,583
Saudi Aramco Base Oil Co. ............ 69,329 2,549,020
Saudi Basic Industries Corp. ........... 324,749 7,687,389
Sika AG (Registered) ................ 14,101 4,038,535
Sociedad Quimica y Minera de Chile SA, ADR 76,795 5,576,853
64,207,357
Commercial Services & Supplies — 0.1%
Republic Services, Inc. ............... 82,586 12,649,698
Saudi Airlines Catering Co. ............ 16,235 429,083
13,078,781
Communications Equipment — 0.2%
Accton Technology Corp. ............. 489,300 5,503,747
Arcadyan Technology Corp. ............ 180,000 712,818
Cisco Systems, Inc. ................. 183,142 9,475,767
Nokia OYJ, ADR ................... 599,074 2,492,148
Sercomm Corp. .................... 201,000 680,185
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co.
(b)(c)
........................ 106,500 162,141
ZTE Corp., Class H ................. 368,800 1,482,249
20,509,055
Construction & Engineering — 0.1%
Eiffage SA ....................... 21,844 2,280,701
Gamuda Bhd. ..................... 406,800 383,916
Mcdermott International Ltd.
(f)
........... 165,884 29,859
Vinci SA ......................... 70,317 8,170,512
Voltas Ltd. ....................... 60,490 561,196
11,426,184
Construction Materials — 0.0%
CRH plc ......................... 83,581 4,610,940
Consumer Finance — 0.2%
American Express Co. ............... 71,425 12,442,235
Kaspi.KZ JSC, GDR
(c)
................ 75,945 6,058,247
SBI Cards & Payment Services Ltd. ...... 340,742 3,526,088
Synchrony Financial ................. 246,010 8,344,659
30,371,229

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.3%
Abdullah Al Othaim Markets Co. ......... 77,970 $ 291,422
BGF retail Co. Ltd. .................. 2,824 375,129
Cencosud SA ..................... 204,555 396,453
CP ALL PCL, NVDR ................. 3,585,300 6,329,005
Dollar General Corp. ................ 51,921 8,815,147
Fix Price Group plc, GDR
(b)(c)(e)(f)
......... 1,308,789 144
GS Retail Co. Ltd. .................. 11,507 200,483
Nahdi Medical Co. .................. 13,660 621,911
President Chain Store Corp. ........... 91,000 826,375
Sendas Distribuidora SA .............. 2,381,450 6,853,594
Wal-Mart de Mexico SAB de CV ......... 3,939,864 15,626,416
X5 Retail Group NV, GDR
(c)(e)(f)
.......... 207,497 2,075
40,338,154
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 286,684 11,467,360
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............ 3,101,420 5,279,460
Fibra Uno Administracion SA de CV ...... 3,960,569 5,782,241
LXI REIT plc
(c)
..................... 6,179,125 6,768,734
17,830,435
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 247,188 3,942,649
Cellnex Telecom SA
(b)(c)
............... 418,842 16,922,798
China Tower Corp. Ltd., Class H
(b)(c)
...... 10,102,000 1,125,053
Chunghwa Telecom Co. Ltd. ........... 679,000 2,543,137
Emirates Telecommunications Group Co. PJSC 136,796 839,429
Hellenic Telecommunications Organization SA,
Class R ....................... 39,314 673,961
Koninklijke KPN NV ................. 3,301,127 11,784,940
KT Corp. ........................ 27,470 621,835
LG Uplus Corp. .................... 66,112 539,436
Ooredoo QPSC .................... 103,138 309,628
Saudi Telecom Co. .................. 222,860 2,598,490
Telefonica Brasil SA ................. 172,371 1,564,522
Telefonica Brasil SA, ADR ............. 81,444 743,584
Telekom Malaysia Bhd. ............... 220,400 232,160
Telkom Indonesia Persero Tbk. PT ....... 3,323,700 889,165
TELUS Corp. ..................... 925,917 18,018,600
Verizon Communications, Inc. .......... 294,032 10,935,050
74,284,437
Electric Utilities — 1.3%
Alliant Energy Corp. ................. 226,052 11,863,209
American Electric Power Co., Inc. ........ 126,079 10,615,852
CLP Holdings Ltd. .................. 971,500 7,566,625
CPFL Energia SA ................... 59,373 424,571
Duke Energy Corp. ................. 255,344 22,914,570
Edison International ................. 25,875 1,797,019
Entergy Corp. ..................... 122,492 11,927,046
Eversource Energy ................. 179,303 12,716,169
Exelon Corp. ...................... 498,922 20,326,082
Korea Electric Power Corp.
(f)
........... 11,974 187,400
NextEra Energy, Inc. ................ 259,399 19,247,406
PG&E Corp.
(f)
..................... 752,905 13,010,198
Saudi Electricity Co. ................. 62,262 376,725
Southern Co. (The) ................. 138,668 9,741,427
SSE plc ......................... 143,807 3,372,288
Terna - Rete Elettrica Nazionale ......... 756,183 6,449,610
Xcel Energy, Inc. ................... 70,399 4,376,706
156,912,903
Electrical Equipment — 0.1%
Schneider Electric SE ................ 40,972 7,443,658
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.2%
China Railway Signal & Communication Corp.
Ltd., Class A .................... 1,133,760 $ 905,567
Chroma ATE, Inc. ................... 63,000 508,425
Delta Electronics, Inc. ................ 434,000 4,809,732
FLEXium Interconnect, Inc. ............ 105,000 312,935
Hon Hai Precision Industry Co. Ltd. ....... 707,000 2,570,468
Hon Hai Precision Industry Co. Ltd., GDR
(c)
. 8,135 58,491
Kingboard Holdings Ltd. .............. 74,000 202,402
Maxscend Microelectronics Co. Ltd., Class A 243,400 3,244,083
Primax Electronics Ltd.
(f)
.............. 395,000 836,207
Samsung SDI Co. Ltd. ............... 6,738 3,440,656
TE Connectivity Ltd. ................. 90,323 12,659,672
29,548,638
Energy Equipment & Services — 0.1%
Arabian Drilling Co.
(f)
................ 5,975 245,328
Baker Hughes Co., Class A ............ 549,985 17,385,026
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(g)
............. 24,388 —
17,630,354
Entertainment — 0.1%
NetEase, Inc. ..................... 6,900 133,645
Walt Disney Co. (The)
(f)
............... 176,806 15,785,240
15,918,885
Financial Services — 0.2%
Equitable Holdings, Inc. .............. 210,452 5,715,876
Far East Horizon Ltd. ................ 253,000 200,692
Fidelity National Information Services, Inc. .. 225,464 12,332,881
Visa, Inc., Class A .................. 23,318 5,537,559
23,787,008
Food Products — 0.5%
Almarai Co. JSC ................... 22,606 366,189
China Mengniu Dairy Co. Ltd.
(f)
.......... 1,701,000 6,428,572
Danone SA ....................... 42,198 2,586,039
Guangdong Haid Group Co. Ltd., Class A .. 57,500 370,830
Heilongjiang Agriculture Co. Ltd., Class A ... 1,086,700 1,995,302
Indofood Sukses Makmur Tbk. PT ....... 604,300 296,318
IOI Corp. Bhd. ..................... 224,500 179,731
Kraft Heinz Co. (The) ................ 377,654 13,406,717
Marico Ltd. ....................... 103,042 667,875
Mondelez International, Inc., Class A ...... 322,913 23,553,274
Nestle Malaysia Bhd. ................ 4,500 126,299
Nestle SA (Registered) ............... 65,160 7,838,201
NongShim Co. Ltd. .................. 1,309 395,279
PPB Group Bhd. ................... 35,500 119,715
QL Resources Bhd. ................. 70,800 81,304
Tingyi Cayman Islands Holding Corp. ..... 530,000 825,269
Uni-President China Holdings Ltd. ....... 284,000 239,501
Uni-President Enterprises Corp. ......... 547,000 1,341,146
Want Want China Holdings Ltd. ......... 528,000 351,171
61,168,732
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 481,500 6,022,646
Gujarat Gas Ltd. ................... 94,169 534,630
Kunlun Energy Co. Ltd. ............... 972,000 765,701
Petronas Gas Bhd. .................. 44,200 158,145
Tokyo Gas Co. Ltd. ................. 187,800 4,097,349
11,578,471
Ground Transportation — 0.3%
ALD SA
(b)(c)
....................... 79,262 848,735
Canadian Pacific Kansas City Ltd. ....... 114,323 9,233,865
CSX Corp. ....................... 239,599 8,170,326

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Daqin Railway Co. Ltd., Class A ......... 150,748 $ 154,201
Norfolk Southern Corp. ............... 36,503 8,277,420
Union Pacific Corp. ................. 24,333 4,979,018
West Japan Railway Co. .............. 56,200 2,337,473
34,001,038
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc. .............. 333,146 15,178,132
EssilorLuxottica SA ................. 84,090 15,856,877
Koninklijke Philips NV
(f)
............... 231,894 5,024,600
Medtronic plc ..................... 348,396 30,693,688
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 171,700 7,099,652
Zimmer Biomet Holdings, Inc. .......... 74,708 10,877,485
84,730,434
Health Care Providers & Services — 0.6%
Bangkok Dusit Medical Services PCL, NVDR 3,300,300 2,588,016
Bumrungrad Hospital PCL, NVDR ....... 330,800 2,111,006
Cardinal Health, Inc. ................. 102,563 9,699,383
Cigna Group (The) .................. 36,561 10,259,017
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 499,915
Elevance Health, Inc. ................ 16,995 7,550,708
Hapvida Participacoes e Investimentos SA
(b)(c)(f)
7,496,986 6,873,516
Humana, Inc. ..................... 4,192 1,874,369
IHH Healthcare Bhd. ................ 353,500 446,461
Laboratory Corp. of America Holdings ..... 71,174 17,176,421
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 221,000 438,710
Sinopharm Group Co. Ltd., Class H ...... 139,600 437,017
UnitedHealth Group, Inc. .............. 31,953 15,357,890
75,312,429
Health Care REITs — 0.6%
Assura plc ....................... 25,452,617 14,675,470
Community Healthcare Trust, Inc. ........ 139,965 4,621,644
Healthpeak Properties, Inc. ............ 412,000 8,281,200
Omega Healthcare Investors, Inc. ........ 389,517 11,954,277
Physicians Realty Trust ............... 853,301 11,937,681
Target Healthcare REIT plc ............ 8,582,913 7,826,415
Welltower, Inc. ..................... 122,636 9,920,026
69,216,713
Hotels, Restaurants & Leisure — 0.2%
NEW Top YK
(e)(f)(h)
................... 12,874 —
OPAP SA, Class R .................. 296,428 5,169,201
Sands China Ltd.
(f)
.................. 1,954,800 6,694,631
Seera Group Holding
(f)
............... 60,338 427,800
Trip.com Group Ltd.
(f)
................ 13,100 457,314
Wynn Macau Ltd.
(f)
.................. 5,670,400 5,178,832
Yum China Holdings, Inc. ............. 131,517 7,430,711
25,358,489
Household Durables — 0.3%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 1,652,736 6,965,501
Haier Smart Home Co. Ltd., Class H ...... 23,800 75,054
JS Global Lifestyle Co. Ltd.
(b)(c)(f)
......... 4,181,000 729,265
Newell Brands, Inc. ................. 400,681 3,485,925
SharkNinja Hong Kong Co., Ltd. ......... 167,240 3,692,256
Sony Group Corp., ADR .............. 61,993 5,581,850
Taylor Wimpey plc .................. 10,997,494 14,367,061
34,896,912
Security
Shares
Shares Value
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 330,213 $ 24,815,793
Unilever Indonesia Tbk. PT ............ 398,400 113,425
24,929,218
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd.
(f)
............. 4,361 50,283
Boralex, Inc., Class A ................ 81,246 2,212,148
CGN Power Co. Ltd., Class H
(b)(c)
........ 1,506,000 363,695
China Yangtze Power Co. Ltd., Class A .... 417,400 1,266,851
Huaneng Power International, Inc., Class H
(f)
144,000 90,283
RWE AG ........................ 86,646 3,775,713
Sichuan Chuantou Energy Co. Ltd., Class A . 441,000 913,896
8,672,869
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............ 14,979,800 6,794,514
Industries Qatar QSC ................ 228,340 709,636
Siemens AG (Registered) ............. 41,540 6,924,754
Sime Darby Bhd. ................... 381,100 167,516
14,596,420
Industrial REITs — 0.5%
ESR Kendall Square REIT Co. Ltd. ....... 2,698,786 8,233,410
Goodman Group ................... 772,145 10,379,824
LondonMetric Property plc ............. 2,858,058 6,032,807
Prologis, Inc. ...................... 154,970 19,003,971
Rexford Industrial Realty, Inc. .......... 211,516 11,045,366
Warehouses De Pauw CVA ............ 297,538 8,171,181
62,866,559
Insurance — 0.9%
American International Group, Inc. ....... 179,785 10,344,829
ASR Nederland NV ................. 94,147 4,246,359
Assurant, Inc. ..................... 104,082 13,085,189
China Life Insurance Co. Ltd., Class H .... 163,000 272,859
Fidelity National Financial, Inc., Class A .... 342,856 12,342,816
Gjensidige Forsikring ASA ............. 59,627 955,215
Hyundai Marine & Fire Insurance Co. Ltd. .. 5,539 130,692
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 2,180,000 791,824
Phoenix Group Holdings plc ........... 579,346 3,919,828
Prudential plc ..................... 1,739,708 24,570,583
Sampo OYJ, Class A ................ 165,132 7,416,482
Samsung Life Insurance Co. Ltd. ........ 3,140 160,591
Tryg A/S ......................... 357,438 7,740,679
Willis Towers Watson plc .............. 28,136 6,626,028
Zurich Insurance Group AG ............ 41,318 19,654,502
112,258,476
Interactive Media & Services — 0.1%
Alphabet, Inc., Class C
(f)
.............. 19,376 2,343,915
Meta Platforms, Inc., Class A
(f)
.......... 8,822 2,531,737
Tencent Holdings Ltd. ................ 93,300 3,956,030
8,831,682
IT Services — 0.6%
Accenture plc, Class A ............... 70,386 21,719,712
Arabian Internet & Communications Services
Co. .......................... 11,311 975,491
Cognizant Technology Solutions Corp., Class A 247,175 16,135,584
HCL Technologies Ltd. ............... 180,297 2,621,077
Infosys Ltd., ADR ................... 8,020 128,881
NEXTDC Ltd.
(f)
.................... 1,069,061 9,015,147
Samsung SDS Co. Ltd. ............... 7,961 746,252
SUNeVision Holdings Ltd. ............. 13,614,000 6,960,769
Tata Consultancy Services Ltd. ......... 274,235 11,081,109
69,384,022

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.1%
Lonza Group AG (Registered) .......... 29,011 $ 17,340,245
Syngene International Ltd.
(b)(c)
.......... 34,641 323,570
17,663,815
Machinery — 0.4%
Alfa Laval AB ..................... 71,883 2,622,123
Cummins India Ltd. ................. 44,522 1,056,805
Epiroc AB, Class A .................. 170,649 3,232,409
Komatsu Ltd. ..................... 573,600 15,514,742
Otis Worldwide Corp. ................ 188,632 16,790,134
Volvo AB, Class B .................. 216,499 4,480,452
43,696,665
Marine Transportation — 0.0%
COSCO SHIPPING Holdings Co. Ltd., Class H 1,114,500 1,007,469
MISC Bhd. ....................... 137,700 211,421
1,218,890
Media — 0.2%
Comcast Corp., Class A .............. 272,003 11,301,725
Fox Corp., Class A .................. 148,965 5,064,810
SES SA, ADR ..................... 447,336 2,635,374
19,001,909
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
.................... 607,124 68
Barrick Gold Corp. .................. 239,762 4,059,171
Cia de Minas Buenaventura SAA, ADR .... 104,649 769,170
Gold Fields Ltd. .................... 198,743 2,763,000
Gold Fields Ltd., ADR ................ 76,183 1,053,611
Hindustan Zinc Ltd. ................. 52,393 196,599
Hochschild Mining plc ................ 107,064 96,502
Novolipetsk Steel PJSC
(e)(f)
............ 14 —
Tung Ho Steel Enterprise Corp. ......... 143,000 273,607
Zijin Mining Group Co. Ltd., Class H ...... 3,988,000 5,905,753
15,117,481
Multi-Utilities — 0.8%
Ameren Corp. ..................... 106,874 8,728,400
CenterPoint Energy, Inc. .............. 239,498 6,981,367
CMS Energy Corp. .................. 114,282 6,714,067
Dominion Energy, Inc. ................ 167,866 8,693,780
DTE Energy Co. ................... 89,186 9,812,244
Engie SA ........................ 390,924 6,510,026
National Grid plc ................... 1,256,033 16,652,953
NiSource, Inc. ..................... 370,184 10,124,532
Public Service Enterprise Group, Inc. ..... 42,235 2,644,333
Qatar Electricity & Water Co. QSC ....... 41,488 198,096
Sempra Energy .................... 125,541 18,277,514
95,337,312
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ...... 158,225 17,956,955
Boston Properties, Inc. ............... 163,409 9,410,724
Covivio SA ....................... 116,339 5,495,847
SL Green Realty Corp. ............... 206,852 6,215,903
39,079,429
Oil, Gas & Consumable Fuels — 1.4%
BP plc .......................... 3,022,487 17,598,062
Cheniere Energy, Inc. ................ 70,650 10,764,234
China Petroleum & Chemical Corp. ....... 999,100 587,411
ConocoPhillips .................... 36,146 3,745,087
DT Midstream, Inc. .................. 103,124 5,111,857
Ecopetrol SA, ADR .................. 305,496 3,131,334
Enbridge, Inc. ..................... 414,973 15,424,246
Energy Transfer LP ................. 201,948 2,564,740
Enterprise Products Partners LP ......... 97,579 2,571,207
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp. ....................... 58,555 $ 2,408,367
Equitrans Midstream Corp. ............ 36,435 348,319
Gibson Energy, Inc. ................. 25,294 397,716
Indian Oil Corp. Ltd. ................. 76,717 85,500
Kinder Morgan, Inc. ................. 36,175 622,933
Koninklijke Vopak NV ................ 64,458 2,300,730
Kosmos Energy Ltd.
(f)
................ 623,013 3,731,848
LUKOIL PJSC
(e)
.................... 417,114 47
Magellan Midstream Partners LP ........ 35,927 2,238,971
MOL Hungarian Oil & Gas plc .......... 578,187 5,062,258
MPLX LP ........................ 76,448 2,594,645
Novatek PJSC
(e)
................... 690 —
NuStar Energy LP .................. 25,687 440,275
ONEOK, Inc. ...................... 6,389 394,329
Pembina Pipeline Corp. .............. 241,218 7,583,868
PetroChina Co. Ltd., Class H ........... 3,594,200 2,495,661
Petronas Dagangan Bhd. ............. 21,400 101,785
Petronet LNG Ltd. .................. 2,371,313 6,449,663
Plains All American Pipeline LP ......... 183,432 2,586,391
PTT Exploration & Production PCL, NVDR .. 296,200 1,255,050
Qatar Fuel QSC .................... 37,378 175,362
Qatar Gas Transport Co. Ltd. ........... 224,035 250,403
Saudi Arabian Oil Co.
(b)(c)
.............. 295,717 2,561,515
Shell plc ......................... 1,142,248 34,229,988
S-Oil Corp. ....................... 96,763 4,916,625
Targa Resources Corp. ............... 141,896 10,798,286
TC Energy Corp. ................... 8,066 325,947
Thai Oil PCL, NVDR ................. 1,056,400 1,321,770
Western Midstream Partners LP ......... 58,432 1,549,617
Williams Cos., Inc. (The) .............. 324,047 10,573,654
169,299,701
Passenger Airlines — 0.1%
InterGlobe Aviation Ltd.
(b)(c)(f)
............ 191,978 6,156,272
Personal Care Products — 0.2%
Colgate-Palmolive India Ltd. ........... 22,362 460,719
Godrej Consumer Products Ltd.
(f)
........ 419,898 5,540,369
Haleon plc ....................... 695,967 2,856,575
Hengan International Group Co. Ltd. ...... 119,500 503,866
Hindustan Unilever Ltd. ............... 67,857 2,218,585
L'Oreal SA ....................... 5,580 2,602,937
Unilever plc, ADR .................. 106,953 5,575,460
19,758,511
Pharmaceuticals — 1.0%
Alkem Laboratories Ltd. .............. 2,115 90,711
AstraZeneca plc ................... 236,117 33,848,382
Bayer AG (Registered) ............... 145,282 8,042,095
Cipla Ltd. ........................ 124,521 1,542,855
CSPC Pharmaceutical Group Ltd. ........ 1,174,000 1,021,707
Dr Reddy's Laboratories Ltd. ........... 28,544 1,797,702
Dr Reddy's Laboratories Ltd., ADR ....... 12,996 820,177
Eli Lilly & Co. ..................... 7,691 3,606,925
Euroapi SA
(f)
...................... 31,357 359,341
Lupin Ltd. ........................ 69,427 764,973
Luye Pharma Group Ltd.
(b)(c)(f)
........... 263,500 111,550
Novo Nordisk A/S, Class B ............ 141,641 22,880,665
Novo Nordisk A/S, ADR .............. 10,769 1,742,747
Roche Holding AG .................. 26,915 8,221,727
Sanofi .......................... 388,147 41,786,271
Sun Pharmaceutical Industries Ltd. ....... 80,231 1,029,362
Torrent Pharmaceuticals Ltd. ........... 18,453 429,120
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.,
Class A
(f)
...................... 144,700 670,022

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
50
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zydus Lifesciences Ltd. .............. 92,236 $ 656,429
129,422,761
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. ......... 693,769 8,026,907
Experian plc ...................... 112,463 4,316,443
Leidos Holdings, Inc. ................ 102,729 9,089,462
NMG, Inc.
(f)
....................... 3,714 458,059
Paychex, Inc. ..................... 179,885 20,123,735
RELX plc ........................ 550,859 18,375,838
Robert Half International, Inc. ........... 18,926 1,423,613
SS&C Technologies Holdings, Inc. ....... 200,970 12,178,782
73,992,839
Real Estate Management & Development — 0.2%
ADLER Group SA
(f)
................. 34,591 19,962
ADLER Group SA
(b)(c)(f)
............... 76,594 46,178
Barwa Real Estate Co. ............... 234,595 168,458
Corp. Inmobiliaria Vesta SAB de CV, ADR
(f)
. 106,154 3,420,282
Hang Lung Properties Ltd. ............. 3,533,000 5,467,197
Hulic Co. Ltd. ..................... 839,000 7,188,914
Mabanee Co. KPSC ................. 55,239 152,188
VGP NV ......................... 35,831 3,505,571
Vonovia SE ....................... 432,033 8,437,449
28,406,199
Residential REITs — 0.3%
Sun Communities, Inc. ............... 102,272 13,342,405
UDR, Inc. ........................ 435,437 18,706,374
32,048,779
Retail REITs — 0.2%
Link REIT ........................ 1,841,700 10,252,970
Spirit Realty Capital, Inc. .............. 319,499 12,581,871
22,834,841
Semiconductors & Semiconductor Equipment — 0.8%
ASE Technology Holding Co. Ltd. ........ 46,000 163,583
ASML Holding NV .................. 9,958 7,222,822
Intel Corp. ....................... 82,645 2,763,649
Materials Analysis Technology, Inc.
(f)
...... 25,000 187,289
MediaTek, Inc. ..................... 524,000 11,599,188
Radiant Opto-Electronics Corp. ......... 130,000 460,248
STMicroelectronics NV ............... 98,246 4,899,862
Taiwan Semiconductor Manufacturing Co. Ltd. 3,286,000 60,703,373
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 42,833 4,322,706
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd. .......................... 265,600 2,599,649
94,922,369
Software — 0.5%
Microsoft Corp. .................... 133,548 45,478,436
Oracle Corp. ...................... 167,593 19,958,650
65,437,086
Specialized REITs — 0.8%
American Tower Corp. ............... 156,152 30,284,119
Crown Castle, Inc. .................. 89,319 10,177,007
Digital Realty Trust, Inc. .............. 61,055 6,952,333
EPR Properties .................... 298,166 13,954,169
Equinix, Inc. ...................... 8,429 6,607,830
SBA Communications Corp. ........... 47,334 10,970,128
VICI Properties, Inc. ................. 570,556 17,932,575
96,878,161
Security
Shares
Shares Value
Specialty Retail — 0.1%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 672,659 $ 714,231
Home Product Center PCL, NVDR ....... 3,837,600 1,518,774
Industria de Diseno Textil SA ........... 274,412 10,643,839
Jarir Marketing Co. .................. 114,590 506,490
MR DIY Group M Bhd.
(b)(c)
............. 414,600 141,459
Truworths International Ltd. ............ 1,612,483 4,849,122
18,373,915
Technology Hardware, Storage & Peripherals — 0.4%
Advantech Co. Ltd. ................. 60,000 789,942
Apple, Inc. ....................... 148,781 28,859,051
Catcher Technology Co. Ltd. ........... 184,000 1,038,153
Compal Electronics, Inc. .............. 1,102,000 1,036,471
HP, Inc. ......................... 99,630 3,059,637
Lenovo Group Ltd. .................. 1,390,000 1,456,549
Quanta Computer, Inc. ............... 39,000 190,471
Samsung Electronics Co. Ltd. .......... 26,821 1,476,852
Samsung Electronics Co. Ltd., GDR
(b)(c)
.... 11,386 15,783,521
53,690,647
Textiles, Apparel & Luxury Goods — 0.3%
Kering SA ........................ 19,339 10,678,977
Li Ning Co. Ltd. .................... 883,500 4,771,061
LVMH Moet Hennessy Louis Vuitton SE .... 14,138 13,330,894
Pou Chen Corp. .................... 534,000 541,268
Ralph Lauren Corp., Class A ........... 23,222 2,863,272
32,185,472
Tobacco — 0.3%
British American Tobacco plc ........... 390,490 12,974,205
ITC Ltd. ......................... 82,689 455,949
Philip Morris International, Inc. .......... 208,752 20,378,370
33,808,524
Trading Companies & Distributors — 0.2%
Azelis Group NV ................... 50,184 1,145,032
BOC Aviation Ltd.
(b)(c)
................ 784,200 6,356,074
Ferguson plc ...................... 78,267 12,362,397
MSC Industrial Direct Co., Inc., Class A .... 29,795 2,838,868
22,702,371
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(c)
................... 101,806 16,476,968
Aeroports de Paris .................. 84,416 12,129,905
Atlas Arteria Ltd.
(h)
.................. 2,086,243 8,664,129
Auckland International Airport Ltd.
(f)
....... 1,203,582 6,325,387
Flughafen Zurich AG (Registered) ........ 52,925 11,008,589
Fraport AG Frankfurt Airport Services
Worldwide
(f)
.................... 122,441 6,535,711
Getlink SE ....................... 159,236 2,709,856
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 344,645 6,202,482
Japan Airport Terminal Co. Ltd. ......... 46,200 2,089,687
Malaysia Airports Holdings Bhd. ......... 110,700 163,313
Salik Co. PJSC .................... 2,985,069 2,568,451
Taiwan High Speed Rail Corp. .......... 238,000 245,831
Transurban Group
(h)
................. 2,941,719 28,009,181
Zhejiang Expressway Co. Ltd., Class H .... 272,000 206,970
103,336,460
Water Utilities — 0.0%
Severn Trent plc ................... 114,108 3,719,953
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR ....... 412,600 2,493,021
Etihad Etisalat Co. .................. 30,561 392,046
Far EasTone Telecommunications Co. Ltd. .. 369,000 931,918

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
KDDI Corp. ....................... 362,200 $ 11,185,866
Maxis Bhd. ....................... 127,400 112,043
Mobile Telecommunications Co. KSCP .... 278,483 471,010
Mobile Telecommunications Co. Saudi Arabia
(f)
155,018 585,239
Mobile TeleSystems PJSC
(e)
........... 26,804 3
Rogers Communications, Inc., Class B .... 96,264 4,391,920
SK Telecom Co. Ltd. ................. 47,592 1,684,078
SK Telecom Co. Ltd., ADR ............. 34,122 665,720
Taiwan Mobile Co. Ltd. ............... 273,000 838,552
Tele2 AB, Class B .................. 841,846 6,962,320
Turkcell Iletisim Hizmetleri A/S, ADR ...... 25,405 90,696
Vodacom Group Ltd. ................ 119,735 746,103
Vodafone Group plc ................. 8,195,286 7,726,757
39,277,292
Total Common Stocks — 23.9%
(Cost: $2,772,406,751) ........................... 2,954,957,813
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
Boeing Co. (The)
3.65%, 03/01/47 ................. USD 730 521,965
3.63%, 03/01/48 ................. 310 219,968
3.85%, 11/01/48 ................. 325 239,611
3.90%, 05/01/49 ................. 300 229,320
5.81%, 05/01/50 ................. 4,060 4,045,185
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 1,096 1,097,881
7.13%, 06/15/26 ................. 6,253 6,210,872
7.88%, 04/15/27 ................. 6,386 6,369,559
6.00%, 02/15/28 ................. 923 872,331
7.50%, 02/01/29 ................. 2,581 2,550,918
7.45%, 05/01/34 ................. 946 1,078,440
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 2,966,960
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 2,259,785
General Dynamics Corp., 4.25%, 04/01/40 . 300 276,021
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 262 259,058
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 343,775
4.40%, 06/15/28 ................. 1,960 1,883,828
2.90%, 12/15/29 ................. 235 203,371
1.80%, 01/15/31 ................. 1,060 838,945
4.85%, 04/27/35 ................. 200 192,068
5.05%, 04/27/45 ................. 120 110,184
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 142 126,360
5.70%, 11/15/54 ................. 520 577,339
5.20%, 02/15/55 ................. 560 577,903
Northrop Grumman Corp., 5.25%, 05/01/50 . 775 787,617
Raytheon Technologies Corp.
2.25%, 07/01/30 ................. 400 337,394
4.50%, 06/01/42 ................. 947 871,681
4.15%, 05/15/45 ................. 385 327,276
3.03%, 03/15/52 ................. 1,600 1,124,754
5.38%, 02/27/53 ................. 560 581,500
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 4,847 4,739,175
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 372 367,577
9.38%, 11/30/29 ................. 3,844 4,115,290
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 15,706 15,629,240
6.38%, 06/15/26 ................. 722 712,619
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 03/15/27 ................. USD 2,071 $ 2,073,941
6.75%, 08/15/28
(b)
................ 16,072 16,132,913
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 4,875 4,977,565
86,830,189
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 226 203,396
4.55%, 04/01/46 ................. 795 685,885
889,281
Automobile Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 217 231,698
Aptiv plc
3.25%, 03/01/32 ................. USD 892 763,693
3.10%, 12/01/51 ................. 580 364,645
4.15%, 05/01/52 ................. 200 152,231
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,551 4,553,785
4.38%, 05/15/26
(c)
................ EUR 1,071 1,112,107
6.25%, 05/15/26
(b)
................ USD 3,665 3,641,399
8.50%, 05/15/27
(b)
................ 13,777 13,799,539
6.75%, 05/15/28
(b)
................ 3,550 3,537,583
Dana Financing Luxembourg SARL
8.50%, 07/15/31
(c)
................ EUR 1,369 1,540,909
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,136,883
Dometic Group AB, 3.00%, 05/08/26
(c)
.... EUR 398 404,114
Forvia
(c)
7.25%, 06/15/26 ................. 1,271 1,440,658
2.75%, 02/15/27 ................. 2,133 2,105,227
3.75%, 06/15/28 ................. 748 738,981
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 822,383
5.63%, 04/30/33 ................. 2,063 1,795,987
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(c)
. EUR 664 526,521
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 2,808 2,555,602
5.25%, 05/15/27 ................. 2,523 2,175,835
4.38%, 02/01/29 ................. 2,106 1,654,684
IHO Verwaltungs GmbH
(c)(i)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 .................... EUR 160 162,494
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 906 890,627
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
................... 1,164 1,309,176
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. 2,100 2,082,419
2.50%, 10/23/27 ................. 500 475,654
ZF Finance GmbH
(c)
5.75%, 08/03/26 ................. 1,200 1,312,501
2.00%, 05/06/27 ................. 700 663,586
2.75%, 05/25/27 ................. 400 388,444
2.25%, 05/03/28 ................. 400 366,971
52,706,336
Automobiles — 0.2%
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
............... USD 150 141,761
Ford Motor Co.
4.35%, 12/08/26 ................. 59 57,021
3.25%, 02/12/32 ................. 1,548 1,217,787
6.10%, 08/19/32 ................. 837 811,184
General Motors Co.
4.00%, 04/01/25 ................. 600 582,776
6.13%, 10/01/25 ................. 2,110 2,124,412
5.00%, 10/01/28 ................. 200 194,456

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.60%, 10/15/32 ................. USD 895 $ 865,890
6.25%, 10/02/43 ................. 345 337,376
5.40%, 04/01/48 ................. 222 190,732
5.95%, 04/01/49 ................. 57 53,259
Hyundai Capital America
(b)
0.88%, 06/14/24 ................. 2,455 2,341,170
1.00%, 09/17/24 ................. 2,968 2,791,141
2.65%, 02/10/25 ................. 2,653 2,514,224
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... 1,560 1,556,864
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 1,915 1,741,703
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 5,800 5,873,769
Renault SA
(c)
1.25%, 06/24/25 ................. 100 101,891
2.38%, 05/25/26 ................. 500 503,856
Volkswagen Group of America Finance LLC
(b)
4.63%, 11/13/25 ................. USD 204 198,862
1.25%, 11/24/25 ................. 505 455,153
24,655,287
Banks — 3.6%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.67%), 4.38%
(a)(c)(j)
........ EUR 3,000 2,942,770
Banco Bilbao Vizcaya Argentaria SA
(a)(c)(j)
(5-Year EUR Swap Annual + 5.66%), 5.88% 200 216,058
(5-Year EUR Swap Annual + 6.04%), 6.00% 8,200 8,648,660
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 1,825 1,977,571
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 352 375,460
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 4,509 4,293,739
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 2,784 2,640,580
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(j)
..................... 1,600 1,465,609
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 700 747,622
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 1,100 1,092,747
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 5,500 5,243,898
Banco do Brasil SA
4.75%, 03/20/24
(c)
................ USD 2,014 1,985,220
6.25%, 04/18/30
(b)
................ 1,563 1,553,622
Banco Espirito Santo SA
(a)(c)(f)(k)
2.63%, 05/08/17 ................. EUR 800 200,781
4.75%, 01/15/18 ................. 1,500 376,464
4.00%, 01/21/23 ................. 5,400 1,355,270
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(j)
........ USD 1,725 1,458,703
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,048 1,608,827
Banco Santander SA, (5-Year EUR Swap
Annual + 4.53%), 4.38%
(a)(c)(j)
........ EUR 5,000 4,557,397
Bank Leumi Le-Israel BM
(a)(b)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 3.28%,
01/29/31 .................... USD 2,232 1,991,435
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.47%), 7.13%,
07/18/33 .................... 1,563 1,543,697
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
Series N, (1-day SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... USD 374 $ 336,555
(3-mo. LIBOR USD + 1.37%), 3.59%,
07/21/28
(a)
................... 2,250 2,091,519
(1-day SOFR + 2.04%), 4.95%, 07/22/28
(a)
4,200 4,124,547
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(a)
4,962 5,100,187
(3-mo. LIBOR USD + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,456,734
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30
(a)
................... 1,387 1,284,167
(3-mo. LIBOR USD + 1.18%), 3.19%,
07/23/30
(a)
................... 400 352,563
(1-day SOFR + 1.37%), 1.92%, 10/24/31
(a)
265 209,767
Series N, (1-day SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 902,778
(1-day SOFR + 1.32%), 2.69%, 04/22/32
(a)
1,625 1,346,713
(1-day SOFR + 1.33%), 2.97%, 02/04/33
(a)
3,387 2,823,492
(1-day SOFR + 1.83%), 4.57%, 04/27/33
(a)
820 771,000
Series L, 4.75%, 04/21/45 .......... 420 382,804
(3-mo. LIBOR USD + 1.99%), 4.44%,
01/20/48
(a)
................... 235 208,023
(3-mo. LIBOR USD + 3.15%), 4.08%,
03/20/51
(a)
................... 800 663,289
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(a)
633 415,614
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(c)
... EUR 525 499,838
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(j)
.................... 2,339 2,498,259
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(j)
.................... 2,700 2,781,309
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
................... USD 1,355 1,344,323
(5-Year EUR Swap Annual + 2.80%),
2.38%, 10/14/29
(c)
.............. EUR 712 740,784
Bank of Montreal, (5-Year USD Swap Semi +
1.43%), 3.80%, 12/15/32
(a)
.......... USD 300 264,449
Bankinter SA
(5-Year EUR Swap Annual + 4.71%),
7.38%
(a)(c)(j)
................... EUR 2,600 2,681,078
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(j)
.................... USD 6,534 6,173,977
3.65%, 03/16/25 ................. 735 704,521
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25
(a)
................... 455 444,656
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(j)
. GBP 3,252 3,737,959
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(j)
.................... USD 22,075 19,348,737
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(j)
GBP 4,026 4,402,811
5.20%, 05/12/26 ................. USD 2,100 2,025,971
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
2,035 2,007,331
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(j)
GBP 2,400 2,798,796
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(j)
.................... USD 4,905 3,332,457
4.84%, 05/09/28 ................. 640 589,432

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(j)
.................... USD 11,470 $ 10,247,298
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,182,153
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(a)
................... 505 488,408
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,318 1,147,728
BNP Paribas SA
(a)
(6-mo. LIBOR USD + 0.08%), 5.28%
(j)
.. 450 409,500
(3-mo. LIBOR USD + 2.24%), 4.71%,
01/10/25
(b)
................... 3,635 3,602,597
(5-Year USD Swap Semi + 3.98%), 7.00%
(b)
(j)
.......................... 4,429 3,964,693
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b)(j)
.................... 5,600 5,420,240
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)(j)
.................... EUR 5,800 6,058,764
(5-Year EUR Swap Annual + 4.63%),
7.38%
(c)(j)
.................... 600 634,260
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)(j)
.................... USD 10,475 7,476,531
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.22%), 6.38% EUR 2,800 3,024,806
(5-Year EUR Swap Annual + 6.50%), 6.75% 7,800 8,234,315
(5-Year EUR Swap Annual + 4.50%), 5.25% 1,800 1,657,260
(5-Year EUR Swap Annual + 6.35%), 5.88% 800 779,407
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.16%), 3.35%,
04/24/25 .................... USD 1,025 1,002,007
(1-day SOFR + 1.89%), 4.66%, 05/24/28 2,100 2,047,631
(1-day SOFR + 1.42%), 2.98%, 11/05/30 425 368,293
(1-day SOFR + 1.15%), 2.67%, 01/29/31 1,775 1,502,525
(1-day SOFR + 2.11%), 2.57%, 06/03/31 405 337,898
(1-day SOFR + 1.17%), 2.56%, 05/01/32 665 542,990
(1-day SOFR + 1.94%), 3.79%, 03/17/33 595 525,687
(1-day SOFR + 2.66%), 6.17%, 05/25/34 3,330 3,359,012
(1-day SOFR + 1.38%), 2.90%, 11/03/42 145 102,662
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(j)
..................... EUR 12,600 12,511,699
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 600 731,985
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.10%), 4.63%
(a)(c)(j)
.... EUR 2,200 2,177,092
Credit Agricole SA
(a)(j)
(5-Year USD Swap Semi + 4.90%), 7.88%
(b)
USD 3,600 3,558,197
(5-Year EUR Swap Annual + 4.44%),
7.25%
(c)
..................... EUR 1,000 1,083,889
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
..................... USD 22,818 18,140,310
Discover Bank, (5-Year USD Swap Semi +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 960,023
Erste Group Bank AG, (5-Year EUR Swap
Annual + 6.20%), 6.50%
(a)(c)(j)
........ EUR 2,200 2,317,890
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... USD 2,091 1,632,287
Hongkong & Shanghai Banking Corp. Ltd.
(The), (3-mo. LIBOR USD + 0.19%), 5.46%
(a)
(j)
......................... 1,475 1,466,224
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Bank Capital Funding Sterling 1 LP,
(Sterling Overnight Index Average + 2.04%),
5.84%
(a)(c)(j)
................... GBP 879 $ 1,116,330
HSBC Holdings plc
(5-Year USD Swap Rate + 4.37%), 6.38%
(a)
(j)
.......................... USD 5,719 5,476,800
4.25%, 08/18/25 ................. 500 480,222
(BPSWS5 + 4.28%), 5.88%
(a)(j)
....... GBP 600 663,092
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.00%
(a)(j)
.................... USD 2,521 2,502,735
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(a)
2,150 2,269,074
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(j)
.................... 9,830 7,483,088
(1-day SOFR + 1.19%), 2.80%, 05/24/32
(a)
1,495 1,209,171
(1-day SOFR + 4.25%), 8.11%, 11/03/33
(a)
1,685 1,870,538
(1-day SOFR + 2.39%), 6.25%, 03/09/34
(a)
1,985 2,034,722
(1-day SOFR + 2.65%), 6.33%, 03/09/44
(a)
355 367,998
ING Groep NV
3.55%, 04/09/24 ................. 430 422,077
(5-Year USD Swap Rate + 4.20%), 6.75%
(a)
(c)(j)
........................ 5,877 5,597,843
(5-Year USD Swap Semi + 4.45%), 6.50%
(a)
(j)
.......................... 2,010 1,875,732
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.34%),
5.75%
(a)(j)
.................... 679 599,656
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(a)(j)
.................... 17,590 12,520,335
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 6.07%),
5.88%
(a)(c)(j)
................... EUR 400 410,125
5.71%, 01/15/26
(b)
................ USD 1,289 1,227,167
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(j)
................... EUR 6,127 6,448,437
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(j)
................... 2,020 1,837,525
5.15%, 06/10/30
(c)
................ GBP 1,447 1,480,642
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
.................. USD 2,695 2,008,551
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
.................. 940 619,064
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,546,456
JPMorgan Chase & Co.
(1-day SOFR + 1.16%), 2.30%, 10/15/25
(a)
350 333,519
(1-day SOFR + 0.77%), 1.47%, 09/22/27
(a)
222 195,987
(1-day SOFR + 1.56%), 4.32%, 04/26/28
(a)
2,200 2,123,517
(1-day SOFR + 1.89%), 2.18%, 06/01/28
(a)
4,340 3,857,071
(3-mo. LIBOR USD + 1.33%), 4.45%,
12/05/29
(a)
................... 140 134,160
(1-day SOFR + 1.26%), 2.96%, 01/25/33
(a)
1,754 1,477,593
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(a)
1,485 1,506,522
(3-mo. LIBOR USD + 1.36%), 3.88%,
07/24/38
(a)
................... 1,685 1,454,051
(1-day SOFR + 2.46%), 3.11%, 04/22/41
(a)
140 106,251
5.60%, 07/15/41 ................. 175 181,995
(1-day SOFR + 1.46%), 3.16%, 04/22/42
(a)
1,215 917,203
5.63%, 08/16/43 ................. 15 15,377
4.95%, 06/01/45 ................. 765 714,062
Series W, (3-mo. LIBOR USD + 1.00%),
6.32%, 05/15/47
(a)
.............. 19,006 15,934,630

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
KBC Group NV, (5-Year EUR Swap Annual +
4.69%), 4.75%
(a)(c)(j)
.............. EUR 5,800 $ 6,085,548
Lloyds Banking Group plc
4.50%, 11/04/24 ................. USD 800 776,635
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(a)(c)(j)
............. EUR 5,951 5,908,646
(5-Year USD Swap Semi + 4.50%), 7.50%
(a)
(j)
.......................... USD 3,975 3,717,221
4.58%, 12/10/25 ................. 2,250 2,154,733
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(a)(j)
.................... 7,290 6,671,897
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(a)(j)
. GBP 1,809 2,153,280
4.55%, 08/16/28 ................. USD 265 250,706
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(j)
.................... 7,286 6,656,854
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 1,595 1,460,347
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.54%,
04/17/26
(a)
................... 855 849,770
3.74%, 03/07/29 ................. 420 383,517
3.20%, 07/18/29 ................. 365 322,403
2.05%, 07/17/30 ................. 760 616,193
Mizuho Financial Group, Inc., (1-day SOFR +
1.25%), 1.24%, 07/10/24
(a)
.......... 900 899,446
NatWest Group plc
(a)
(5-Year USD Swap Semi + 5.72%), 8.00%
(j)
1,200 1,168,116
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(j)
.. GBP 750 783,431
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81%,
09/13/29 .................... USD 4,125 4,064,385
Nordea Bank Abp
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.11%),
6.63%
(a)(c)(j)
................... 1,100 1,037,069
1.50%, 09/30/26
(b)
................ 789 689,657
Santander UK Group Holdings plc, (BPSWS5 +
5.79%), 6.75%
(a)(c)(j)
.............. GBP 8,783 10,402,558
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(j)
........ USD 600 563,250
Societe Generale SA
(5-Year USD Swap Semi + 4.30%), 7.38%
(a)
(b)(j)
........................ 894 868,968
(5-Year USD Swap Semi + 4.98%), 7.88%
(a)
(b)(j)
........................ 300 293,377
(5-Year USD Swap Semi + 4.98%), 7.88%
(a)
(c)(j)
........................ 6,526 6,381,937
(5-Year USD Swap Rate + 5.87%), 8.00%
(a)
(c)(j)
........................ 1,893 1,777,025
4.00%, 01/12/27
(b)
................ 360 335,582
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.39%),
9.38%
(a)(b)(j)
................... 2,270 2,218,925
(5-Year EUR Swap Annual + 5.23%),
7.88%
(a)(c)(j)
................... EUR 3,300 3,441,618
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(a)(b)(j)
................... USD 12,900 9,571,532
Security
Par (000)
Par (000) Value
Banks (continued)
Standard Chartered plc
(a)(j)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.66%),
6.00%
(c)
..................... USD 900 $ 853,974
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)
..................... 11,150 8,077,060
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26 ................. 1,975 1,968,407
5.52%, 01/13/28 ................. 930 933,559
1.90%, 09/17/28 ................. 580 487,205
3.04%, 07/16/29 ................. 130 113,560
2.75%, 01/15/30 ................. 385 332,081
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 455 428,984
5.16%, 01/10/28 ................. 240 238,405
(5-Year USD Swap Semi + 2.21%), 3.63%,
09/15/31
(a)
................... 100 92,263
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c)(j)
.................... EUR 1,000 996,034
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c)(j)
.............. 4,968 5,318,970
(5-Year EUR Swap Annual + 2.40%),
2.00%, 09/23/29
(c)
.............. 709 729,138
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32
(c)
.............. 973 926,050
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
................... USD 1,779 1,676,217
Wells Fargo & Co.
(1-day SOFR + 1.32%), 3.91%, 04/25/26
(a)
2,535 2,450,793
(1-day SOFR + 1.51%), 3.53%, 03/24/28
(a)
1,655 1,544,693
(3-mo. LIBOR USD + 1.31%), 3.58%,
05/22/28
(a)
................... 715 665,910
(1-day SOFR + 1.98%), 4.81%, 07/25/28
(a)
1,515 1,480,796
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
2,704 2,593,710
(1-day SOFR + 2.02%), 5.39%, 04/24/34
(a)
1,999 1,986,234
5.61%, 01/15/44 ................. 950 912,017
4.65%, 11/04/44 ................. 210 178,147
4.75%, 12/07/46 ................. 545 463,893
(1-day SOFR + 4.50%), 5.01%, 04/04/51
(a)
655 610,071
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... 460 352,998
4.42%, 07/24/39 ................. 200 164,440
3.13%, 11/18/41 ................. 590 399,848
Woori Bank, 4.88%, 01/26/28
(b)
........ 265 262,610
447,580,842
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 141,029
4.90%, 02/01/46 ................. 5,586 5,339,047
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 770 766,656
4.60%, 04/15/48 ................. 460 426,995
5.55%, 01/23/49 ................. 32 33,728
5.80%, 01/23/59 ................. 31 33,780
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 464,487
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 344 303,124
7,508,846
Biotechnology — 0.1%
AbbVie, Inc.
3.85%, 06/15/24 ................. 670 658,683
4.55%, 03/15/35 ................. 150 142,841

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.30%, 05/14/36 ................. USD 1,385 $ 1,271,919
4.40%, 11/06/42 ................. 1,205 1,079,030
4.45%, 05/14/46 ................. 880 774,835
4.88%, 11/14/48 ................. 840 793,820
4.25%, 11/21/49 ................. 699 603,327
Amgen, Inc.
5.15%, 03/02/28 ................. 139 138,875
2.00%, 01/15/32 ................. 825 651,535
5.25%, 03/02/33 ................. 1,801 1,803,297
3.00%, 01/15/52 ................. 995 663,359
4.20%, 02/22/52 ................. 1,020 843,927
4.88%, 03/01/53 ................. 803 738,839
5.65%, 03/02/53 ................. 520 526,606
2.77%, 09/01/53 ................. 174 108,110
4.40%, 02/22/62 ................. 428 351,272
5.75%, 03/02/63 ................. 260 263,754
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 366 360,994
6.25%, 04/01/28 ................. GBP 1,005 1,109,467
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 778 709,623
4.75%, 03/01/46 ................. 486 457,415
4.15%, 03/01/47 ................. 100 86,763
2.80%, 10/01/50 ................. 1,822 1,232,409
Grifols SA
(c)
1.63%, 02/15/25 ................. EUR 215 225,751
3.20%, 05/01/25 ................. 701 743,526
16,339,977
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 USD 1,125 722,222
Amazon.com, Inc.
3.30%, 04/13/27 ................. 35 33,332
3.15%, 08/22/27 ................. 549 516,532
3.88%, 08/22/37 ................. 1,075 981,637
4.05%, 08/22/47 ................. 405 363,269
3.95%, 04/13/52 ................. 850 740,845
2.70%, 06/03/60 ................. 295 189,643
3.25%, 05/12/61 ................. 895 647,512
4.10%, 04/13/62 ................. 325 279,811
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 2,675 2,184,155
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,278,700
Marks & Spencer plc, 3.75%, 05/19/26
(c)
... GBP 150 171,230
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. USD 723 664,148
5.63%, 02/15/29 ................. 1,357 1,272,335
3.63%, 10/01/31 ................. 421 346,037
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 867 806,996
11,198,404
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,862 2,708,639
6.38%, 06/15/30 ................. 827 818,126
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,624,445
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 1,335 1,477,554
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. USD 902 909,893
4.63%, 12/15/25 ................. 968 937,750
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 402 383,195
3.50%, 02/15/30 ................. 1,633 1,371,708
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 1,044 950,071
Security
Par (000)
Par (000) Value
Building Products (continued)
9.75%, 07/15/28 ................. USD 773 $ 745,698
PCF GmbH, 4.75%, 04/15/26
(c)
........ EUR 589 492,643
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 5,277 4,976,442
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................. 1,012 942,411
4.38%, 07/15/30 ................. 1,735 1,502,678
3.38%, 01/15/31 ................. 1,011 813,899
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 146 137,936
20,793,088
Capital Markets — 1.3%
AerCap Ireland Capital DAC, 5.75%, 06/06/28 1,379 1,367,593
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,518,995
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 602 600,439
3.25%, 03/15/27 ................. 408 352,561
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 1,887 1,653,990
Credit Suisse AG, 7.75%, 03/10/26
(c)
..... GBP 2,200 2,822,683
Credit Suisse Group AG
(a)(e)(f)(j)(k)
(5-Year USD Swap Semi + 4.60%), 7.50%
(b)
USD 3,911 145,997
(5-Year USD Swap Semi + 3.46%), 6.25%
(b)
9,607 1
(5-Year USD Swap Semi + 3.46%), 6.25%
(c)
1,173 —
Deutsche Bank AG
(a)
(1-day SOFR + 2.16%), 2.22%, 09/18/24 3,440 3,396,446
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(j)
............... 23,000 18,351,700
(1-day SOFR + 2.58%), 3.96%, 11/26/25 600 572,090
(1-day SOFR + 3.19%), 6.12%, 07/14/26 840 830,648
(1-day SOFR + 1.87%), 2.13%, 11/24/26 595 529,384
(5-Year EUR Swap Annual + 4.55%),
4.50%
(c)(j)
.................... EUR 1,600 1,234,868
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c)(j)
.............. 5,400 5,833,060
(5-Year EUR Swap Annual + 5.69%),
6.75%
(c)(j)
.................... 1,000 881,664
(1-day SOFR + 3.18%), 6.72%, 01/18/29 USD 1,010 1,011,440
(1-day SOFR + 5.44%), 5.88%, 07/08/31 574 502,751
(1-day SOFR + 3.65%), 7.08%, 02/10/34 1,135 1,049,915
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 223,246
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/24 ................. 1,900 1,896,813
(3-mo. LIBOR USD + 1.20%), 3.27%,
09/29/25
(a)
................... 930 898,541
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,853,563
(1-day SOFR + 0.80%), 1.43%, 03/09/27
(a)
700 625,454
(1-day SOFR + 0.91%), 1.95%, 10/21/27
(a)
275 244,620
(1-day SOFR + 1.73%), 4.48%, 08/23/28
(a)
2,860 2,765,094
(3-mo. LIBOR USD + 1.30%), 4.22%,
05/01/29
(a)
................... 695 656,421
(1-day SOFR + 1.09%), 1.99%, 01/27/32
(a)
170 133,828
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
1,470 1,205,575
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
780 624,779
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
1,120 912,941
(1-day SOFR + 1.41%), 3.10%, 02/24/33
(a)
572 483,199
6.75%, 10/01/37 ................. 450 483,995
5.15%, 05/22/45 ................. 195 182,063
Intercontinental Exchange, Inc.
4.60%, 03/15/33 ................. 242 234,549
5.20%, 06/15/62 ................. 480 474,271
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 820 822,778
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 2,693 2,598,745

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(a)
(1-day SOFR + 1.16%), 3.62%, 04/17/25 USD 990 $ 970,327
(1-day SOFR + 0.53%), 0.79%, 05/30/25 840 797,946
(1-day SOFR + 1.99%), 2.19%, 04/28/26 725 680,563
(1-day SOFR + 0.88%), 1.59%, 05/04/27 1,075 962,360
(1-day SOFR + 1.61%), 4.21%, 04/20/28 6,400 6,148,132
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28 .................... 1,430 1,319,446
(1-day SOFR + 1.73%), 5.12%, 02/01/29 1,250 1,232,796
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 800 761,148
(1-day SOFR + 1.14%), 2.70%, 01/22/31 1,530 1,301,255
(1-day SOFR + 3.12%), 3.62%, 04/01/31 285 256,811
(1-day SOFR + 1.29%), 2.94%, 01/21/33 1,330 1,105,533
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38 .................... 800 789,634
(1-day SOFR + 1.49%), 3.22%, 04/22/42 180 136,494
(1-day SOFR + 1.43%), 2.80%, 01/25/52 160 104,985
Nasdaq, Inc.
5.55%, 02/15/34 ................. 1,450 1,455,703
5.95%, 08/15/53 ................. 565 578,498
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 96,356
6.13%, 11/02/32 ................. 1,285 1,332,215
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 747 692,199
3.40%, 07/15/26 ................. 1,401 1,240,959
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 1,605 1,544,456
7.75%, 09/16/27
(b)
................ 1,780 1,770,990
S&P Global, Inc.
2.90%, 03/01/32 ................. 527 456,777
3.25%, 12/01/49 ................. 90 67,655
Sherwood Financing plc, 6.00%, 11/15/26
(c)
. GBP 236 249,725
State Street Corp., (3-mo. LIBOR USD +
1.00%), 6.55%, 06/15/47
(a)
.......... USD 38,980 31,978,499
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 2,651 2,611,235
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
(j)
.......................... 13,976 13,495,904
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 1.01%,
07/30/24
(b)
................... 2,241 2,231,671
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
(j)
.......................... 5,957 5,656,505
(1-day SOFR + 2.04%), 2.19%, 06/05/26
(b)
2,621 2,403,375
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(c)(j)
.................... 850 738,438
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(b)
................... 730 639,650
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(b)(j)
.................... 2,135 1,709,174
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(c)
........ EUR 3,571 4,313,549
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)(j)
.................... USD 6,088 4,288,630
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96%,
01/12/34
(b)
................... USD 1,850 $ 1,840,287
157,936,580
Chemicals — 0.6%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 294,957
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 230 183,710
Avient Corp., 7.13%, 08/01/30
(b)
........ 935 945,681
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 220 235,272
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,392,143
3.38%, 02/15/29 ................. 1,484 1,263,255
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
.................... 1,744 1,705,327
Celanese US Holdings LLC, 5.90%, 07/05/24 1,700 1,696,386
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 1,136 1,043,858
4.63%, 11/15/29 ................. 464 392,134
DuPont de Nemours, Inc., 5.32%, 11/15/38 . 636 630,156
Eastman Chemical Co.
5.75%, 03/08/33 ................. 1,760 1,757,870
4.80%, 09/01/42 ................. 220 191,406
4.65%, 10/15/44 ................. 200 168,582
Ecolab, Inc., 2.70%, 12/15/51 ......... 762 505,109
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 11,559 10,083,795
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 1,408 1,362,350
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 1,121 1,103,069
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,371 2,612,525
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,308 816,410
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,801 2,440,678
INEOS Finance plc, 6.63%, 05/15/28
(c)
.... EUR 1,082 1,157,957
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 ................. 1,875 1,828,019
2.50%, 01/15/26 ................. 255 248,611
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 450,789
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,232,880
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 1,250 1,239,508
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 1,016 848,562
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 800 723,387
MEGlobal BV
(b)
4.25%, 11/03/26 ................. 816 781,915
2.63%, 04/28/28 ................. 803 699,092
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,176,630
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
EUR 678 730,031
Nutrien Ltd.
5.90%, 11/07/24 ................. USD 2,150 2,150,630
5.80%, 03/27/53 ................. 234 234,789
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................ EUR 1,970 2,063,678
9.75%, 11/15/28
(b)
................ USD 3,164 3,085,849
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 389,108
8.75%, 05/03/29
(b)
................ 2,671 2,604,225
5.50%, 03/18/31 ................. 3,305 2,593,896
SCIL IV LLC
5.38%, 11/01/26
(b)
................ 1,825 1,663,745
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
7.62%, 11/01/26
(a)(c)
............. EUR 584 621,807
9.50%, 07/15/28
(c)
................ 1,013 1,105,386
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 920 719,436
4.38%, 02/01/32 ................. 204 160,626

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sherwin-Williams Co. (The)
2.95%, 08/15/29 ................. USD 584 $ 515,246
4.50%, 06/01/47 ................. 195 170,731
3.30%, 05/15/50 ................. 15 10,648
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 3,650 2,900,400
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 1,863 1,875,807
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 729 676,098
5.63%, 08/15/29 ................. 7,253 5,942,383
7.38%, 03/01/31 ................. 1,368 1,340,614
72,767,156
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
903 772,065
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 3,873 3,675,258
9.75%, 07/15/27
(b)
................ 5,391 4,765,392
3.63%, 06/01/28
(c)
................ EUR 808 703,588
4.63%, 06/01/28
(b)
................ USD 11,068 9,338,261
4.88%, 06/01/28
(c)
................ GBP 410 403,543
6.00%, 06/01/29
(b)
................ USD 6,106 4,505,650
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 869,395
4.75%, 10/15/29 ................. 1,044 940,227
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 557,609
5.75%, 07/15/29 ................. 2,047 1,776,597
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 1,401 1,380,475
6.38%, 05/01/25 ................. 1,588 1,586,535
5.00%, 02/01/28 ................. 2,392 2,254,556
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 100,788
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,539 1,473,635
6.38%, 02/01/31 ................. 807 812,052
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 2,464 2,131,360
5.00%, 09/01/30 ................. 398 337,554
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 1,158 1,059,571
9.50%, 11/01/27 ................. 396 382,573
7.75%, 02/15/28 ................. 2,841 2,820,036
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 638 615,674
3.75%, 08/01/25 ................. 2,171 2,065,422
5.13%, 12/15/26 ................. 301 290,401
4.00%, 08/01/28 ................. 1,744 1,559,225
3.50%, 09/01/28 ................. 1,168 1,039,502
4.75%, 06/15/29 ................. 1,486 1,357,627
4.38%, 08/15/29 ................. 1,396 1,242,925
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 135 137,156
4.88%, 08/15/25 ................. 838 755,023
9.25%, 03/15/28 ................. 475 436,555
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,263,600
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 3,052 2,471,842
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2,242 2,058,183
Paprec Holding SA
(c)
4.00%, 03/31/25 ................. EUR 619 660,019
3.50%, 07/01/28 ................. 513 493,473
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 501 496,868
5.75%, 04/15/26 ................. 2,736 2,685,733
6.25%, 01/15/28 ................. 2,122 1,987,893
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Q-Park Holding I BV, 1.50%, 03/01/25
(c)
... EUR 1,183 $ 1,234,986
Republic Services, Inc.
0.88%, 11/15/25 ................. USD 519 466,922
4.88%, 04/01/29 ................. 1,010 1,008,393
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,823 1,948,420
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 300 310,974
Verisure Holding AB
(c)
3.25%, 02/15/27 ................. 512 495,791
9.25%, 10/15/27 ................. 1,165 1,350,701
7.13%, 02/01/28 ................. 1,173 1,281,895
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 7,894 7,317,720
79,679,643
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 2,486 2,317,124
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,765 2,576,906
8.25%, 03/01/27 ................. 1,389 1,111,176
7.13%, 07/01/28 ................. 1,634 1,160,140
4.75%, 09/01/29 ................. 1,711 1,348,954
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 685 664,329
2.30%, 11/15/30 ................. 477 385,303
2.75%, 05/24/31 ................. 799 654,588
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 3,774 3,656,968
5.63%, 04/15/27 ................. 2,719 2,538,622
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 823 699,306
17,113,416
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 926 891,173
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,395,911
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ................. EUR 3,100 3,270,718
2.63%, 05/30/27 ................. 387 378,400
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. 200 187,429
1.50%, 06/08/28 ................. 1,600 1,490,366
2.00%, 02/15/33 ................. 1,400 1,186,219
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(a)(c)(e)(f)(k)
........... CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,502 1,364,116
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,278 1,470,135
Heathrow Finance plc
(a)(c)(d)
4.75%, 03/01/24 ................. 807 1,002,051
5.75%, 03/03/25 ................. 221 271,483
4.13%, 09/01/29 ................. 840 862,775
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
USD 1,024 983,736
15,754,512
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(b)(j)
.............. 1,330 1,182,716
Consumer Finance — 0.5%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,599,594
6.50%, 07/15/25 ................. 885 889,376
2.45%, 10/29/26 ................. 200 178,630
Ally Financial, Inc.
5.75%, 11/20/25 ................. 2,010 1,935,753
(1-day SOFR + 3.26%), 6.99%, 06/13/29
(a)
3,070 3,031,637

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
American Express Co., 3.95%, 08/01/25 ... USD 2,077 $ 2,015,857
Capital One Financial Corp.
3.30%, 10/30/24 ................. 2,215 2,128,229
(1-day SOFR + 1.29%), 2.64%, 03/03/26
(a)
1,475 1,377,316
(1-day SOFR + 0.86%), 1.88%, 11/02/27
(a)
300 256,989
3.80%, 01/31/28 ................. 660 606,492
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(a)
730 725,082
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(a)
735 519,066
(1-day SOFR + 1.27%), 2.62%, 11/02/32
(a)
420 323,540
(1-day SOFR + 2.60%), 5.82%, 02/01/34
(a)
820 782,341
(1-day SOFR + 2.86%), 6.38%, 06/08/34
(a)
1,430 1,419,755
DAE Funding LLC
(c)
1.55%, 08/01/24 ................. 1,648 1,557,278
2.63%, 03/20/25 ................. 829 777,610
Discover Financial Services, 6.70%, 11/29/32 650 669,651
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 744 758,620
5.38%, 02/15/26 ................. GBP 1,003 1,112,673
4.25%, 06/01/28 ................. 665 646,925
Ford Motor Credit Co. LLC
2.75%, 06/14/24 ................. 1,818 2,204,153
4.54%, 03/06/25 ................. 1,539 1,852,895
4.69%, 06/09/25 ................. USD 200 192,653
5.13%, 06/16/25 ................. 2,956 2,874,799
4.13%, 08/04/25 ................. 1,628 1,543,998
3.38%, 11/13/25 ................. 724 673,229
6.86%, 06/05/26 ................. GBP 1,651 2,043,323
4.95%, 05/28/27 ................. USD 1,606 1,514,919
4.87%, 08/03/27 ................. EUR 475 508,057
6.80%, 05/12/28 ................. USD 3,421 3,424,137
6.13%, 05/15/28 ................. EUR 1,526 1,705,781
5.11%, 05/03/29 ................. USD 1,355 1,256,639
7.35%, 03/06/30 ................. 3,102 3,167,893
7.20%, 06/10/30 ................. 3,124 3,152,772
3.63%, 06/17/31 ................. 492 403,256
General Motors Financial Co., Inc.
6.00%, 01/09/28 ................. 460 463,687
2.40%, 04/10/28 ................. 255 219,854
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 2,320 2,123,669
LeasePlan Corp. NV, (5-Year EURIBOR ICE
Swap Rate + 7.56%), 7.38%
(a)(c)(j)
...... EUR 1,400 1,495,583
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(b)
.................... USD 636 644,866
Navient Corp.
7.25%, 09/25/23 ................. 376 376,000
5.88%, 10/25/24 ................. 600 589,658
5.50%, 03/15/29 ................. 1,399 1,192,746
9.38%, 07/25/30 ................. 883 878,276
OneMain Finance Corp.
6.88%, 03/15/25 ................. 934 924,783
7.13%, 03/15/26 ................. 2,323 2,282,329
3.50%, 01/15/27 ................. 820 703,511
6.63%, 01/15/28 ................. 899 848,000
5.38%, 11/15/29 ................. 451 383,416
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,143,530
Toyota Motor Credit Corp.
1.90%, 01/13/27 ................. 115 103,839
1.15%, 08/13/27 ................. 1,525 1,318,303
3.38%, 04/01/30 ................. 527 484,706
67,007,674
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 1,400 1,250,663
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,360 2,179,624
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.63%, 01/15/27 ................. USD 830 $ 786,428
5.88%, 02/15/28 ................. 1,081 1,050,451
6.50%, 02/15/28 ................. 1,136 1,137,886
3.50%, 03/15/29 ................. 495 428,492
4.88%, 02/15/30 ................. 1,246 1,150,332
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 2,194 2,326,650
4.50%, 02/16/26 ................. 2,541 2,759,790
Casino Guichard Perrachon SA, (5-Year
EURIBOR ICE Swap Rate + 3.82%), 3.99%
(a)
(c)(f)(j)(k)
....................... EUR 1,100 6,602
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 1,224 1,089,740
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 1,112 1,110,274
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 522,194
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 1,305 1,194,792
4.63%, 06/01/30 ................. 1,174 1,052,185
Walmart, Inc.
3.95%, 09/09/27 ................. 454 445,320
3.25%, 07/08/29 ................. 471 440,917
18,932,340
Containers & Packaging — 0.7%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 4,580 3,710,100
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 2,703 2,655,331
2.00%, 09/01/28
(c)
................ EUR 1,032 935,174
4.00%, 09/01/29
(b)
................ USD 8,425 6,672,548
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 400 391,238
2.13%, 08/15/26
(c)
................ EUR 1,570 1,520,630
4.13%, 08/15/26
(b)
................ USD 811 755,395
4.75%, 07/15/27
(c)
................ GBP 1,435 1,442,425
5.25%, 08/15/27
(b)
................ USD 1,013 858,094
Ball Corp.
5.25%, 07/01/25 ................. 113 112,023
6.00%, 06/15/29 ................. 1,153 1,144,352
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,626 2,367,957
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 739,125
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 4,140 3,948,313
8.75%, 04/15/30 ................. 3,222 2,844,136
Crown Americas LLC
4.75%, 02/01/26 ................. 353 342,115
4.25%, 09/30/26 ................. 620 587,134
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 380,429
Crown European Holdings SA
(c)
3.38%, 05/15/25 ................. EUR 662 706,986
5.00%, 05/15/28 ................. 957 1,053,416
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... 1,280 1,491,714
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... USD 993 887,963
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,322,548
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 2,029 1,846,071
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 1,515 1,377,863
9.50%, 11/01/28 ................. 2,326 2,366,440
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 17,254 17,141,995
9.25%, 04/15/27 ................. 534 492,883
OI European Group BV, 6.25%, 05/15/28
(c)
. EUR 1,244 1,386,011
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. USD 183 181,202
7.25%, 05/15/31 ................. 1,094 1,107,675

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... USD 2,923 $ 2,484,959
Sealed Air Corp., 6.13%, 02/01/28
(b)
..... 1,104 1,095,861
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
621 643,977
Trivium Packaging Finance BV
5.50%, 08/15/26
(b)(d)
............... 2,441 2,343,737
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.07%, 08/15/26
(a)(c)
............. EUR 1,399 1,499,873
8.50%, 08/15/27
(b)(d)
............... USD 6,198 5,966,298
WestRock MWV LLC, 8.20%, 01/15/30 .... 200 229,326
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 312,637
4.90%, 03/15/29 ................. 400 386,877
3.00%, 06/15/33 ................. 1,855 1,508,516
80,241,347
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............ 1,019 869,885
Azelis Finance NV, 5.75%, 03/15/28
(c)
.... EUR 536 584,956
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
USD 2,258 2,099,950
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
.. 493 408,993
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
448 451,548
4,415,332
Diversified Consumer Services — 0.2%
Cedacri Mergeco SpA, 8.88%, 05/15/28
(a)(c)
. EUR 724 758,428
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... USD 1,950 1,944,975
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 835,864
Northwestern University, 4.64%, 12/01/44 .. 470 454,686
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 2,286 2,331,818
Service Corp. International
5.13%, 06/01/29 ................. USD 716 674,630
3.38%, 08/15/30 ................. 1,285 1,074,645
4.00%, 05/15/31 ................. 1,613 1,380,776
Sotheby's
(b)
7.38%, 10/15/27 ................. 5,540 4,982,634
5.88%, 06/01/29 ................. 3,842 2,987,155
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
.... EUR 933 936,642
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... USD 320 271,633
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 375 326,564
18,960,450
Diversified REITs — 0.2%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 761 558,271
GLP Capital LP
4.00%, 01/15/30 ................. 495 428,996
3.25%, 01/15/32 ................. 1,621 1,308,817
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,166,909
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,033 891,712
Mid-America Apartments LP, 3.95%, 03/15/29 365 343,584
Prologis LP, 5.13%, 01/15/34 .......... 2,330 2,313,366
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
1,735 1,752,749
Simon Property Group LP, 5.50%, 03/08/33 . 1,270 1,260,954
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,346 1,302,511
Unibail-Rodamco-Westfield SE, (5-Year EUR
Swap Annual + 1.68%), 2.13%
(a)(c)(j)
.... EUR 800 732,832
VICI Properties LP
3.50%, 02/15/25
(b)
................ USD 2,324 2,220,587
4.25%, 12/01/26
(b)
................ 147 137,516
3.88%, 02/15/29
(b)
................ 397 348,392
4.63%, 12/01/29
(b)
................ 1,637 1,486,183
4.95%, 02/15/30 ................. 1,089 1,021,569
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.13%, 08/15/30
(b)
................ USD 2,184 $ 1,922,859
5.13%, 05/15/32 ................. 2,240 2,095,843
5.63%, 05/15/52 ................. 1,796 1,599,877
22,893,527
Diversified Telecommunication Services — 1.2%
Altice France Holding SA, 10.50%, 05/15/27
(b)
3,539 2,142,971
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 100 100,877
2.13%, 02/15/25
(c)
................ 1,992 1,991,626
5.88%, 02/01/27
(c)
................ 650 588,702
8.13%, 02/01/27
(b)
................ USD 3,916 3,390,949
5.50%, 01/15/28
(b)
................ 3,359 2,536,404
5.13%, 01/15/29
(b)
................ 679 484,057
5.50%, 10/15/29
(b)
................ 1,569 1,122,058
AT&T, Inc.
4.35%, 03/01/29 ................. 25 24,016
4.50%, 05/15/35 ................. 2,685 2,468,327
5.35%, 09/01/40 ................. 1,500 1,449,910
4.65%, 06/01/44 ................. 200 174,240
3.65%, 06/01/51 ................. 710 521,225
3.55%, 09/15/55 ................. 926 648,261
3.65%, 09/15/59 ................. 206 143,421
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(a)(c)(f)
(k)
......................... 1,000 1,850
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80
(c)
.............. EUR 236 231,449
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81
(b)
................... USD 700 568,983
8.38%, 12/20/83
(c)
................ GBP 2,350 2,929,794
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 2,101 1,956,546
5.00%, 02/01/28 ................. 1,327 1,209,016
5.38%, 06/01/29 ................. 3,058 2,764,723
6.38%, 09/01/29 ................. 2,617 2,465,629
4.50%, 08/15/30 ................. 2,308 1,921,851
4.25%, 02/01/31 ................. 4,075 3,296,552
7.38%, 03/01/31 ................. 7,409 7,219,560
4.75%, 02/01/32 ................. 1,919 1,564,906
4.25%, 01/15/34 ................. 1,329 1,004,415
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 600 573,137
1.75%, 10/23/30 ................. 1,800 1,582,693
0.75%, 11/20/31
(l)
................ 2,100 1,827,581
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... USD 12 14,371
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 1,705 1,564,782
5.00%, 05/01/28 ................. 4,743 4,092,309
8.75%, 05/15/30 ................. 5,679 5,550,506
Global Switch Holdings Ltd., 2.25%, 05/31/27
(c)
EUR 525 530,960
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ USD 5,304 5,006,036
5.63%, 10/15/28
(c)
................ EUR 500 504,680
7.00%, 10/15/28
(b)
................ USD 4,212 3,881,966
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 700 733,286
5.38%, 06/14/27 ................. 1,600 1,721,296
5.63%, 02/15/30 ................. 1,800 1,898,361
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
.................... 2,423 2,316,532
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
116 109,713
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 5,493 4,660,811

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
10.50%, 05/15/30 ................ USD 4,972 $ 5,044,755
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 3,527 3,507,094
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 5,806 4,326,689
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 2,200 2,281,760
Sprint Capital Corp., 6.88%, 11/15/28 ..... USD 2,792 2,959,501
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 1,544 1,309,791
6.00%, 09/30/34 ................. 2,236 1,803,229
7.20%, 07/18/36 ................. 88 75,640
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 725 825,787
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 215,141
5.30%, 05/30/24
(b)
................ USD 1,855 1,802,981
2.75%, 04/15/25
(c)
................ EUR 651 669,525
3.63%, 05/25/26
(c)
................ 170 174,374
2.38%, 10/12/27
(c)
................ 400 371,008
6.88%, 02/15/28
(c)
................ 2,471 2,680,986
1.63%, 01/18/29
(c)
................ 4,098 3,421,326
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 575,662
4.90%, 03/06/48 ................. 670 559,186
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 3,588 3,559,525
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 2,797 2,623,265
1.50%, 09/18/30 ................. 285 225,236
1.68%, 10/30/30 ................. 711 561,322
2.55%, 03/21/31 ................. 420 350,672
2.36%, 03/15/32 ................. 540 434,313
5.85%, 09/15/35 ................. 690 711,919
2.65%, 11/20/40 ................. 1,400 973,833
3.40%, 03/22/41 ................. 1,875 1,447,137
2.85%, 09/03/41 ................. 440 312,939
6.55%, 09/15/43 ................. 245 270,548
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
1,350 1,074,728
Virgin Media Secured Finance plc
5.00%, 04/15/27
(c)
................ GBP 833 958,014
5.25%, 05/15/29
(c)
................ 361 386,857
5.50%, 05/15/29
(b)
................ USD 400 361,821
4.25%, 01/15/30
(c)
................ GBP 108 107,500
4.50%, 08/15/30
(b)
................ USD 843 706,704
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 19,729 13,933,689
6.13%, 03/01/28 ................. 4,697 2,935,007
146,030,802
Electric Utilities — 1.0%
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 53,349
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,815 1,549,221
Alabama Power Co.
3.94%, 09/01/32 ................. 233 215,090
4.15%, 08/15/44 ................. 613 510,898
American Electric Power Co., Inc., 5.70%,
08/15/25
(a)
.................... 2,205 2,190,094
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 435 369,499
3.20%, 09/15/49 ................. 525 380,089
2.90%, 06/15/50 ................. 105 69,998
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 458 396,076
4.45%, 10/01/32 ................. 530 509,343
Series K2, 6.95%, 03/15/33 ......... 100 113,537
Commonwealth Edison Co., Series 133, 3.85%,
03/15/52 ..................... 500 399,536
DTE Electric Co., Series B, 3.65%, 03/01/52 100 77,883
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. USD 1,205 $ 1,024,168
6.05%, 04/15/38 ................. 100 105,625
3.70%, 12/01/47 ................. 600 470,223
3.20%, 08/15/49 ................. 1,202 864,545
3.55%, 03/15/52 ................. 200 152,415
Duke Energy Corp.
5.00%, 12/08/25 ................. 1,055 1,047,503
2.45%, 06/01/30 ................. 425 356,890
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 18,465 13,710,754
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,353 2,031,459
1.75%, 06/15/30 ................. 255 207,429
6.40%, 06/15/38 ................. 136 149,166
3.85%, 11/15/42 ................. 320 260,811
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,808 2,574,499
4.10%, 05/15/42 ................. 100 84,446
4.20%, 08/15/45 ................. 830 690,908
5.35%, 03/15/53 ................. 588 591,739
Edison International
5.75%, 06/15/27 ................. 387 387,018
5.25%, 11/15/28 ................. 1,250 1,216,362
6.95%, 11/15/29 ................. 898 944,586
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 3,200 3,265,445
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 500 497,724
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 1,800 1,724,202
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 300 324,090
Emera US Finance LP, 0.83%, 06/15/24 ... USD 975 922,005
Enel Finance International NV
(b)
6.80%, 10/14/25 ................. 337 343,277
1.38%, 07/12/26 ................. 1,890 1,668,522
Enel SpA, (5-Year EUR Swap Annual + 3.49%),
6.38%
(a)(c)(j)
................... EUR 835 916,717
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
. USD 1,276 1,054,461
Eversource Energy
2.90%, 03/01/27 ................. 204 187,954
4.60%, 07/01/27 ................. 1,142 1,113,377
5.45%, 03/01/28 ................. 880 885,901
Exelon Corp.
3.95%, 06/15/25 ................. 595 575,312
4.70%, 04/15/50 ................. 250 220,937
FirstEnergy Corp.
(a)(d)
Series B, 4.15%, 07/15/27 .......... 1,500 1,424,748
Series C, 5.10%, 07/15/47 .......... 149 133,657
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 2,346 2,287,568
5.45%, 07/15/44 ................. 2,743 2,536,459
4.55%, 04/01/49 ................. 872 727,445
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 524,270
3.70%, 12/01/47 ................. 365 296,003
3.15%, 10/01/49 ................. 465 338,984
2.88%, 12/04/51 ................. 218 150,687
Georgia Power Co., 4.70%, 05/15/32 ..... 2,215 2,141,014
Interstate Power & Light Co.
3.25%, 12/01/24 ................. 300 289,571

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.10%, 11/30/51 ................. USD 100 $ 66,262
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 2,609 2,508,319
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 907 842,296
4.25%, 07/15/49 ................. 1,175 999,136
Naturgy Finance BV
(a)(c)(j)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 500 529,591
(5-Year EUR Swap Annual + 2.44%), 2.37% 1,400 1,341,700
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25
(a)
................ USD 370 371,391
3.55%, 05/01/27 ................. 215 202,527
1.90%, 06/15/28 ................. 700 599,895
2.25%, 06/01/30 ................. 400 332,688
2.44%, 01/15/32 ................. 184 149,178
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 27,037 22,698,349
Northern States Power Co.
2.90%, 03/01/50 ................. 350 241,087
2.60%, 06/01/51 ................. 360 230,832
4.50%, 06/01/52 ................. 485 436,625
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 917 772,763
5.75%, 01/15/28 ................. 460 435,919
7.00%, 03/15/33
(b)
................ 1,180 1,189,777
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 946,230
5.00%, 06/01/33 ................. 720 706,349
4.15%, 04/01/48 ................. 140 114,452
4.00%, 06/01/49 ................. 975 789,300
Series R, 2.90%, 10/01/51 .......... 55 36,502
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(b)
................ 204 198,441
3.75%, 04/01/45 ................. 441 360,290
3.80%, 09/30/47 ................. 345 280,676
4.60%, 06/01/52 ................. 600 548,011
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,378,489
3.30%, 12/01/27 ................. 1,065 933,674
6.10%, 01/15/29 ................. 1,290 1,269,247
2.50%, 02/01/31 ................. 570 446,244
6.40%, 06/15/33 ................. 1,900 1,889,599
4.45%, 04/15/42 ................. 475 358,594
4.00%, 12/01/46 ................. 258 172,918
4.95%, 07/01/50 ................. 1,540 1,209,532
3.50%, 08/01/50 ................. 815 518,426
5.25%, 03/01/52 ................. 470 381,703
6.75%, 01/15/53 ................. 885 873,402
6.70%, 04/01/53 ................. 560 549,772
PacifiCorp
2.90%, 06/15/52 ................. 620 386,353
5.35%, 12/01/53 ................. 1,010 922,642
5.50%, 05/15/54 ................. 300 281,461
Palomino Funding Trust I, 7.23%, 05/17/28
(b)
682 682,336
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,363 2,158,204
PECO Energy Co.
4.90%, 06/15/33 ................. 1,135 1,132,904
2.85%, 09/15/51 ................. 130 85,652
4.60%, 05/15/52 ................. 200 182,819
4.38%, 08/15/52 ................. 476 420,360
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 20,933
Progress Energy, Inc., 6.00%, 12/01/39 ... 350 354,084
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 425 299,948
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series 36, 2.70%, 01/15/51 ......... USD 100 $ 63,287
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 1,786 1,783,525
5.80%, 05/01/37 ................. 100 104,286
2.05%, 08/01/50 ................. 80 47,080
3.00%, 03/01/51 ................. 657 461,823
Southern California Edison Co.
1.10%, 04/01/24 ................. 600 579,225
Series D, 4.70%, 06/01/27 .......... 465 457,086
5.95%, 11/01/32 ................. 383 400,886
4.00%, 04/01/47 ................. 725 575,628
Series B, 4.88%, 03/01/49 .......... 70 62,875
3.65%, 02/01/50 ................. 700 520,909
Series 20A, 2.95%, 02/01/51 ........ 240 157,163
Series H, 3.65%, 06/01/51 .......... 435 322,607
3.45%, 02/01/52 ................. 200 143,041
Series E, 5.45%, 06/01/52 .......... 490 476,034
5.70%, 03/01/53 ................. 435 434,903
Southern Co. (The), 4.48%, 08/01/24
(a)(d)
... 1,325 1,300,797
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 84,533
4.30%, 06/15/48 ................. 153 127,831
4.45%, 06/15/49 ................. 475 402,552
3.45%, 03/15/51 ................. 135 96,528
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 460 480,200
6.35%, 11/30/37 ................. 217 230,403
4.45%, 02/15/44 ................. 300 257,019
4.60%, 12/01/48 ................. 595 529,889
Vistra Operations Co. LLC
(b)
3.55%, 07/15/24 ................. 1,827 1,764,529
5.13%, 05/13/25 ................. 2,250 2,193,651
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 379,916
127,531,577
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 841 737,290
Regal Rexnord Corp.
(b)
6.05%, 02/15/26 ................. USD 725 725,921
6.05%, 04/15/28 ................. 1,980 1,965,561
6.30%, 02/15/30 ................. 1,670 1,665,057
6.40%, 04/15/33 ................. 1,149 1,148,031
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. 2,963 2,900,854
4.00%, 04/15/29 ................. 1,157 1,030,059
5.88%, 09/01/30 ................. 735 714,629
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 3,671 3,307,474
14,194,876
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, 3.25%, 02/15/29 .......... 2,110 1,807,919
Coherent Corp., 5.00%, 12/15/29
(b)
...... 3,010 2,716,856
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 529 473,057
3.75%, 02/15/31 ................. 447 382,405
5,380,237
Energy Equipment & Services — 0.5%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,927 2,809,920
6.25%, 04/01/28 ................. 4,004 3,759,195
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 1,915,778
Halliburton Co.
3.80%, 11/15/25 ................. 187 180,608
2.92%, 03/01/30 ................. 603 529,837
5.00%, 11/15/45 ................. 357 323,016

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. USD 1,570 $ 1,465,626
7.50%, 01/15/28 ................. 2,635 2,305,783
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 6,144 5,945,672
7.38%, 05/15/27
(b)
................ 2,249 2,139,991
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 1,903 1,934,742
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 461 416,522
Tervita Corp., 11.00%, 12/01/25
(b)
....... 993 1,053,433
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 1,298 1,325,583
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 1,619 1,538,050
11.50%, 01/30/27 ................ 1,164 1,206,195
8.75%, 02/15/30 ................. 5,186 5,263,790
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,862 2,803,598
6.88%, 09/01/27 ................. 2,454 2,343,311
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 3,178 3,188,678
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 1,531 1,669,057
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. USD 7,749 7,870,154
8.38%, 06/01/31 ................. 10,398 10,482,924
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 1,472 1,478,329
8.63%, 04/30/30 ................. 2,689 2,729,986
66,679,778
Entertainment — 0.2%
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... EUR 1,546 1,674,343
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
.... GBP 502 587,446
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 1,681 1,217,380
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 648,767
5.63%, 03/15/26 ................. 100 97,681
6.50%, 05/15/27 ................. 7,484 7,523,838
4.75%, 10/15/27 ................. 2,302 2,146,615
Netflix, Inc.
4.88%, 04/15/28 ................. 1,944 1,922,556
5.38%, 11/15/29
(b)
................ 346 347,281
4.88%, 06/15/30
(b)
................ 1,662 1,635,564
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... 488 478,133
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 632,717
TWDC Enterprises 18 Corp.
3.70%, 12/01/42 ................. USD 314 259,542
4.13%, 06/01/44 ................. 85 74,692
Walt Disney Co. (The)
6.40%, 12/15/35 ................. 375 421,832
3.50%, 05/13/40 ................. 453 374,546
20,042,933
Financial Services — 0.6%
Agps Bondco plc
(c)
6.00%, 08/05/25
(f)(k)
............... EUR 600 281,582
5.50%, 11/13/26
(a)(f)(k)
.............. 1,000 414,656
5.00%, 01/14/29
(a)
................ 400 139,281
Block, Inc.
2.75%, 06/01/26 ................. USD 4,010 3,651,076
3.50%, 06/01/31 ................. 6,422 5,318,841
Castor SpA, (3-mo. EURIBOR at 5.25% Floor +
5.25%), 8.78%, 02/15/29
(a)(c)
......... EUR 747 758,068
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 1,565 1,537,341
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ 121 83,268
Security
Par (000)
Par (000) Value
Financial Services (continued)
Fiserv, Inc.
2.65%, 06/01/30 ................. USD 389 $ 331,508
4.40%, 07/01/49 ................. 225 190,119
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. EUR 1,737 1,383,653
7.75%, 11/01/25 ................. GBP 381 345,483
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. USD 263 263,986
8.00%, 06/15/28 ................. 263 263,134
Global Payments, Inc.
1.20%, 03/01/26 ................. 1,052 934,886
2.15%, 01/15/27 ................. 800 711,081
3.20%, 08/15/29 ................. 3,411 2,964,789
5.30%, 08/15/29 ................. 380 370,216
2.90%, 05/15/30 ................. 670 567,877
5.40%, 08/15/32 ................. 2,036 1,983,954
5.95%, 08/15/52 ................. 1,373 1,313,754
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 4,274 3,832,001
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 2,783 2,281,543
Mastercard, Inc.
2.95%, 06/01/29 ................. 468 425,747
3.95%, 02/26/48 ................. 101 89,501
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,114,933
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 1,020 948,890
5.13%, 12/15/30 ................. 670 543,504
5.75%, 11/15/31 ................. 1,240 1,018,592
Nationwide Building Society
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,178,495
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 2,869,089
Nexi SpA, 0.00%, 02/24/28
(c)(l)(m)
........ EUR 2,300 1,887,660
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. USD 355 349,391
1.16%, 04/03/26 ................. 2,245 2,009,207
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(j)
........ EUR 600 591,498
PayPal Holdings, Inc., 4.40%, 06/01/32 ... USD 984 948,134
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 5,916 5,235,660
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 234 218,229
7.38%, 09/01/25 ................. 1,853 1,644,741
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,914 2,732,662
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 1,975 1,504,106
Stena International SA
7.25%, 02/15/28
(c)
................ EUR 495 551,742
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 12,882 12,921,831
71,705,709
Food Products — 0.2%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 6,766 6,732,246
4.63%, 11/15/28 ................. 5,694 5,181,540
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 2,983 2,913,359
General Mills, Inc.
2.25%, 10/14/31 ................. 289 237,030
4.95%, 03/29/33 ................. 880 872,139
3.00%, 02/01/51 ................. 46 32,485
Knight Castle Investments Ltd., 7.99%,
01/23/23
(c)(f)(k)
.................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 352 337,961
4.88%, 10/01/49 ................. 1,597 1,457,208

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. USD 1,376 $ 1,317,844
4.13%, 01/31/30 ................. 2,679 2,394,261
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 513,441
5.63%, 01/15/28 ................. 413 396,831
5.50%, 12/15/29 ................. 124 114,424
4.63%, 04/15/30 ................. 129 113,050
4.50%, 09/15/31 ................. 186 158,850
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................ GBP 977 1,080,828
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 1,319 1,056,802
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 850 942,776
26,014,775
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. USD 1,164 1,182,182
Atmos Energy Corp.
2.63%, 09/15/29 ................. 100 87,904
4.13%, 10/15/44 ................. 192 161,509
2.85%, 02/15/52 ................. 305 205,944
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 1,403 1,410,015
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 89,987
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 1,668 1,392,780
3.75%, 10/16/29
(c)
................ 1,344 1,122,240
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 518,195
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,675 1,431,034
7,601,790
Ground Transportation — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 1,639 1,540,660
BCP V Modular Services Finance II plc, 4.75%,
11/30/28
(c)
.................... EUR 756 700,999
Burlington Northern Santa Fe LLC
6.15%, 05/01/37 ................. USD 185 204,095
5.75%, 05/01/40 ................. 300 317,292
5.15%, 09/01/43 ................. 100 98,960
4.90%, 04/01/44 ................. 995 962,349
4.15%, 04/01/45 ................. 100 86,983
4.70%, 09/01/45 ................. 200 185,729
4.05%, 06/15/48 ................. 100 85,687
3.55%, 02/15/50 ................. 105 83,296
2.88%, 06/15/52 ................. 305 208,508
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 923 859,158
Canadian Pacific Railway Co.
4.80%, 08/01/45 ................. 509 473,297
4.95%, 08/15/45 ................. 245 229,449
CSX Corp.
4.25%, 03/15/29 ................. 214 207,155
4.30%, 03/01/48 ................. 514 447,235
4.75%, 11/15/48 ................. 281 259,955
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 698 708,722
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 864,595
5.00%, 12/01/29 ................. 839 693,547
Loxam SAS, 5.75%, 07/15/27
(c)
........ EUR 200 198,817
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(j)
................... GBP 1,335 1,477,161
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,271,795
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Norfolk Southern Corp.
3.80%, 08/01/28 ................. USD 200 $ 189,125
3.00%, 03/15/32 ................. 137 117,904
4.45%, 03/01/33 ................. 1,181 1,130,038
3.94%, 11/01/47 ................. 100 80,789
4.15%, 02/28/48 ................. 750 630,027
3.05%, 05/15/50 ................. 425 293,835
4.05%, 08/15/52 ................. 100 82,263
3.70%, 03/15/53 ................. 545 419,535
3.16%, 05/15/55 ................. 150 102,541
Penske Truck Leasing Co. LP
(b)
3.45%, 07/01/24 ................. 879 856,235
4.00%, 07/15/25 ................. 3,115 2,979,639
4.20%, 04/01/27 ................. 340 318,258
5.88%, 11/15/27 ................. 1,075 1,065,742
Ryder System, Inc.
2.50%, 09/01/24 ................. 995 955,386
2.85%, 03/01/27 ................. 1,068 975,690
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 2,496 2,525,852
8.00%, 11/01/26 ................. 3,554 3,621,924
7.50%, 09/15/27 ................. 4,087 4,180,400
6.25%, 01/15/28 ................. 782 778,137
4.50%, 08/15/29 ................. 5,237 4,820,125
Union Pacific Corp.
2.89%, 04/06/36 ................. 42 33,486
4.05%, 03/01/46 ................. 25 20,878
3.25%, 02/05/50 ................. 300 224,097
3.50%, 02/14/53 ................. 422 326,056
3.95%, 08/15/59 ................. 1,005 812,794
3.84%, 03/20/60 ................. 411 326,933
3.80%, 04/06/71 ................. 100 76,281
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 1,546 1,534,529
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 647 661,124
XPO, Inc., 6.25%, 06/01/28
(b)
.......... 842 827,877
43,132,944
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 441 429,953
4.75%, 11/30/36 ................. 845 848,334
6.15%, 11/30/37 ................. 120 134,140
Avantor Funding, Inc.
2.63%, 11/01/25
(c)
................ EUR 714 746,442
4.63%, 07/15/28
(b)
................ USD 2,133 1,977,127
3.88%, 11/01/29
(b)
................ 1,465 1,282,649
Baxter International, Inc., 2.54%, 02/01/32 . 1,258 1,019,009
Becton Dickinson & Co.
3.73%, 12/15/24 ................. 158 153,387
3.70%, 06/06/27 ................. 1,691 1,607,761
Embecta Corp., 6.75%, 02/15/30
(b)
...... 617 552,931
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,867,917
GE HealthCare Technologies, Inc., 5.55%,
11/15/24 ..................... 1,375 1,368,256
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 2,519 2,189,170
5.25%, 10/01/29 ................. 8,017 6,956,344
Medtronic Global Holdings SCA, 4.50%,
03/30/33 ..................... 1,623 1,590,709
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 162,110
22,886,239

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
USD 705 $ 674,227
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 388,935
5.13%, 03/01/30 ................. 204 165,240
Aetna, Inc.
4.75%, 03/15/44 ................. 550 487,407
3.88%, 08/15/47 ................. 641 499,600
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,307,327
Banner Health
2.91%, 01/01/42 ................. 100 72,901
2.91%, 01/01/51 ................. 100 67,089
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 571 356,875
Centene Corp.
2.45%, 07/15/28 ................. 1,190 1,017,160
3.00%, 10/15/30 ................. 2,434 2,028,245
2.50%, 03/01/31 ................. 1,491 1,189,028
2.63%, 08/01/31 ................. 36 28,687
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(j)
GBP 1,100 1,117,220
CommonSpirit Health
3.35%, 10/01/29 ................. USD 500 439,875
2.78%, 10/01/30 ................. 225 189,151
3.82%, 10/01/49 ................. 300 228,380
3.91%, 10/01/50 ................. 440 339,955
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,636,459
6.00%, 01/15/29 ................. 2,930 2,464,862
5.25%, 05/15/30 ................. 2,616 2,060,694
4.75%, 02/15/31 ................. 1,887 1,426,164
CVS Health Corp.
5.00%, 02/20/26 ................. 1,545 1,537,827
5.13%, 07/20/45 ................. 1,454 1,345,141
Elevance Health, Inc.
2.38%, 01/15/25 ................. 45 42,776
5.50%, 10/15/32 ................. 662 680,543
6.38%, 06/15/37 ................. 500 537,827
4.65%, 01/15/43 ................. 250 228,399
3.70%, 09/15/49 ................. 625 484,426
4.55%, 05/15/52 ................. 177 158,096
6.10%, 10/15/52 ................. 70 76,683
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 107,921
4.75%, 02/01/30 ................. 2,181 1,985,804
4.63%, 04/01/31 ................. 1,793 1,589,423
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,160,807
5.25%, 06/15/49 ................. 30 27,070
3.50%, 07/15/51 ................. 960 664,169
4.63%, 03/15/52
(b)
................ 400 328,699
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 3,949 3,480,379
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 403,989
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 219,639
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 2,093 1,944,021
4.38%, 02/15/27 ................. 1,965 1,520,448
Memorial Health Services, 3.45%, 11/01/49 . 495 363,074
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 1,342 1,242,881
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,030 949,507
3.88%, 11/15/30 ................. 829 712,242
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 265 203,329
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... USD 195 $ 180,325
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 1,735 1,527,075
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 580 441,783
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,950 1,943,053
10.00%, 04/15/27 ................ 2,252 2,302,670
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 719,199
Series 20A, 3.36%, 08/15/50 ........ 244 175,115
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 2,615 2,546,982
6.25%, 02/01/27 ................. 1,544 1,528,202
5.13%, 11/01/27 ................. 1,149 1,096,924
4.63%, 06/15/28 ................. 234 218,553
6.13%, 10/01/28 ................. 986 949,222
6.13%, 06/15/30 ................. 1,443 1,422,365
6.75%, 05/15/31
(b)
................ 5,496 5,509,387
UnitedHealth Group, Inc.
4.50%, 04/15/33 ................. 1,175 1,144,454
6.88%, 02/15/38 ................. 1,180 1,404,471
3.50%, 08/15/39 ................. 775 650,013
2.75%, 05/15/40 ................. 345 256,291
4.63%, 11/15/41 ................. 115 107,780
4.75%, 07/15/45 ................. 440 421,043
4.25%, 06/15/48 ................. 510 449,526
3.70%, 08/15/49 ................. 400 321,287
2.90%, 05/15/50 ................. 185 128,942
3.25%, 05/15/51 ................. 180 134,263
5.88%, 02/15/53 ................. 650 721,973
6.05%, 02/15/63 ................. 415 469,272
67,950,771
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00%, 01/15/30 ................. 458 397,849
2.88%, 01/15/31 ................. 75 63,338
5.25%, 12/15/32 ................. 545 530,359
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 1,055 937,960
4.63%, 08/01/29 ................. 2,981 2,253,517
3.50%, 03/15/31 ................. 4,523 3,116,427
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 581,625
7,881,075
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,028,335
6.50%, 05/15/30 ................. 1,236 1,248,203
2,276,538
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 2,090 1,945,790
4.50%, 02/15/29
(b)
................ 1,283 1,135,455
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 777,123
Service Properties Trust, 7.50%, 09/15/25 .. 516 506,710
4,365,078
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 957 955,556
3.88%, 01/15/28 ................. 315 287,965
4.38%, 01/15/28 ................. 1,015 937,021
4.00%, 10/15/30 ................. 877 750,565
Accor SA, (5-Year EUR Swap Annual + 4.56%),
4.38%
(a)(c)(j)
................... EUR 1,300 1,394,183

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................ USD 1,000 $ 1,015,390
7.25%, 04/30/30
(c)
................ EUR 1,529 1,691,386
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 774 733,348
4.75%, 06/15/31
(b)
................ 719 642,321
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 2,962 2,669,232
Burger King France SAS
(3-mo. EURIBOR at 4.75% Floor + 4.75%),
8.00%, 11/01/26
(a)(c)
............. EUR 409 445,515
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 6,219 6,190,201
8.13%, 07/01/27 ................. 6,543 6,696,558
4.63%, 10/15/29 ................. 2,814 2,457,214
7.00%, 02/15/30 ................. 6,958 6,987,502
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 2,453 2,482,004
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 2,527 2,891,199
10.50%, 02/01/26
(b)
............... USD 2,078 2,184,421
7.63%, 03/01/26
(b)
................ 216 211,550
7.63%, 03/01/26
(c)
................ EUR 636 673,357
5.75%, 03/01/27
(b)
................ USD 4,539 4,178,558
9.88%, 08/01/27
(b)
................ 3,224 3,358,228
4.00%, 08/01/28
(b)
................ 3,571 3,165,762
6.00%, 05/01/29
(b)
................ 4,072 3,635,621
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 11,418 12,488,194
Carnival plc, 1.00%, 10/28/29 ......... EUR 201 135,534
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... USD 666 646,020
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 3,040 2,829,687
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 3,134 3,110,365
6.50%, 10/01/28 ................. 435 424,218
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,577 2,477,608
4.75%, 01/15/28 ................. 1,121 1,039,617
6.75%, 05/01/31 ................. 2,277 2,251,384
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 1,455 1,561,562
(3-mo. EURIBOR at 3.63% Floor + 3.63%),
7.20%, 09/30/25
(a)
.............. 818 888,139
Codere Finance 2 Luxembourg SA
(a)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(c)(d)(i)
................. 1,144 989,488
12.75%, 11/30/27
(c)
............... 282 88,365
13.62%, (13.62% Cash or 13.63% PIK),
11/30/27
(b)(i)
................... USD 135 57,757
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ EUR 156 7,193
7.50%, 11/30/27 ................. 214 5,954
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 744,284
4.50%, 08/28/27 ................. 200 216,345
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 405 363,492
Expedia Group, Inc., 6.25%, 05/01/25
(b)
... USD 308 309,002
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 486 426,465
6.75%, 01/15/30 ................. 525 446,795
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 1,061 1,097,779
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. USD 474 467,947
5.75%, 05/01/28 ................. 1,387 1,365,797
3.75%, 05/01/29 ................. 172 152,669
4.00%, 05/01/31 ................. 1,134 984,858
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... USD 1,175 $ 1,139,847
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 1,573 1,658,335
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 2,524 2,459,721
8.00%, 04/15/26 ................. 1,972 1,947,115
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 1,443 1,464,108
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,621,280
Lottomatica SpA
(c)
5.13%, 07/15/25 ................. EUR 380 419,481
6.25%, 07/15/25 ................. 1,139 1,261,520
9.75%, 09/30/27 ................. 669 787,501
(3-mo. EURIBOR + 4.13%), 7.59%,
06/01/28
(a)
................... 959 1,050,385
7.59%, 06/01/28
(a)
................ 209 228,916
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 1,060,811
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 ................. 1,200 1,132,740
5.75%, 07/21/28 ................. 400 349,750
5.38%, 12/04/29 ................. 3,057 2,518,204
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,959 1,887,972
MGM China Holdings Ltd.
(b)
5.25%, 06/18/25 ................. 400 383,520
5.88%, 05/15/26 ................. 400 380,864
4.75%, 02/01/27 ................. 440 396,550
MGM Resorts International, 5.75%, 06/15/25 261 258,662
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(i)
........... EUR 150 152,199
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,708,698
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 717,686
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,674 2,501,697
8.38%, 02/01/28 ................. 987 1,031,360
7.75%, 02/15/29 ................. 342 324,835
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 977,421
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 530,215
5.88%, 09/01/31 ................. 888 655,122
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,414,693
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 1,219 1,293,359
4.25%, 07/01/26 ................. 700 642,565
5.50%, 08/31/26 ................. 1,057 1,002,154
5.38%, 07/15/27 ................. 1,316 1,230,531
11.63%, 08/15/27 ................ 871 947,159
5.50%, 04/01/28 ................. 1,408 1,313,016
8.25%, 01/15/29 ................. 1,461 1,534,050
9.25%, 01/15/29 ................. 2,833 3,018,312
7.25%, 01/15/30 ................. 1,195 1,210,349
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,024,115
7.25%, 11/15/29 ................. 475 475,594
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 2,212 2,154,378
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 837,433
4.63%, 12/01/31 ................. 1,835 1,545,987
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 939 1,080,551
8.25%, 07/31/25 ................. 599 695,764
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... USD 954 955,140

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. USD 1,156 $ 1,062,503
9.13%, 07/15/31 ................. 3,222 3,254,220
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,040 951,600
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,683,941
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,124,688
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 ................. 410 380,019
5.63%, 08/26/28 ................. 4,384 3,781,200
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 3,086 2,765,653
7.13%, 02/15/31 ................. 1,783 1,772,198
165,368,862
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 651,104
4.63%, 04/01/30 ................. 1,114 950,910
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,271,557
4.88%, 02/15/30 ................. 2,012 1,578,389
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,596,553
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,054 1,032,920
KB Home, 7.25%, 07/15/30 ........... 516 522,502
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,126,436
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 571,679
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,495,871
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 58 56,967
5.13%, 08/01/30 ................. 61 56,321
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,824 1,579,032
3.88%, 10/15/31 ................. 567 461,908
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,797,314
5.70%, 06/15/28 ................. 343 331,338
16,080,801
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,349,029
4.13%, 10/15/30 ................. 1,317 1,103,245
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,221 1,036,324
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 141,920
5.50%, 07/15/30 ................. 446 406,975
4,037,493
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,899 1,696,167
3.95%, 07/15/30
(b)
................ 170 152,408
2.45%, 01/15/31 ................. 1,142 923,062
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 2,016 1,799,083
4.63%, 02/01/29 ................. 200 168,736
5.00%, 02/01/31 ................. 128 105,865
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 2,183 2,014,080
Colbun SA, 3.15%, 01/19/32
(b)
......... 2,809 2,359,026
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
786 813,510
TransAlta Corp., 7.75%, 11/15/29 ....... 824 848,308
10,880,245
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.2%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... USD 753 $ 745,312
CK Hutchison International 23 Ltd., 4.75%,
04/21/28
(b)
.................... 2,082 2,058,973
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(c)
................ EUR 690 750,105
6.63%, 12/15/30
(b)
................ USD 14,838 14,708,167
18,262,557
Industrial REITs — 0.0%
Prologis LP
2.25%, 04/15/30 ................. 379 321,227
3.05%, 03/01/50 ................. 120 82,788
404,015
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 924 800,014
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 5,495 4,931,174
6.75%, 10/15/27 ................. 10,853 10,201,820
6.75%, 04/15/28 ................. 3,597 3,567,283
5.88%, 11/01/29 ................. 8,313 7,231,645
Allianz SE
(a)(b)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 10,000 8,254,751
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 3,800 2,802,880
Allstate Corp. (The), Series B, (3-mo. LIBOR
USD + 2.94%), 5.75%, 08/15/53
(a)
..... 2,800 2,755,394
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 2,933 2,648,450
Aon Corp.
3.75%, 05/02/29 ................. 550 509,111
2.80%, 05/15/30 ................. 100 86,552
2.05%, 08/23/31 ................. 300 239,387
2.60%, 12/02/31 ................. 1,365 1,124,108
5.00%, 09/12/32 ................. 130 128,251
5.35%, 02/28/33 ................. 515 518,752
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 318,299
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(i)
......... 406 373,632
Aviva plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(j)
GBP 3,375 3,555,487
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(j)
................... 1,500 1,123,950
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,988 2,290,715
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 1,990 1,950,682
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 5,134 5,120,420
7.25%, 06/15/30 ................. 8,041 8,303,137
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 2,957 3,016,761
10.50%, 12/15/30 ................ 1,955 1,961,018
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(j)
................... GBP 550 443,478
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(j)
.............. 2,175 2,125,629
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... USD 4,925 3,870,066
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 5,483 5,668,940
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 ................. USD 665 643,727

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.38%, 03/15/29 ................. USD 1,090 $ 1,058,786
NFP Corp.
(b)
4.88%, 08/15/28 ................. 5,196 4,640,994
6.88%, 08/15/28 ................. 11,286 9,796,477
7.50%, 10/01/30 ................. 871 843,307
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 252,346
6.25%, 12/01/32 ................. 151 163,094
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 1,261 1,116,237
Travelers Cos., Inc. (The), 4.00%, 05/30/47 . 41 34,523
104,471,277
Interactive Media & Services — 0.0%
Alphabet, Inc., 1.90%, 08/15/40 ........ 340 234,161
Meta Platforms, Inc.
3.85%, 08/15/32 ................. 1,236 1,148,052
5.60%, 05/15/53 ................. 732 751,773
2,133,986
IT Services — 0.3%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 3,600 2,786,349
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 808,390
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,136,471
Atos SE
(c)
0.00%, 11/06/24
(l)(m)
............... EUR 1,500 1,431,938
1.75%, 05/07/25 ................. 1,100 1,012,917
2.50%, 11/07/28 ................. 700 561,919
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
.. 1,068 1,115,397
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. USD 1,003 907,174
4.00%, 07/01/29 ................. 1,892 1,694,753
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 4,407 3,936,156
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 3,067 2,568,612
5.63%, 09/15/28 ................. 1,358 1,006,010
Engineering - Ingegneria Informatica - SpA
11.13%, 05/15/28
(c)
............... EUR 1,282 1,403,227
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 799 746,434
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,590,033
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 3,426 3,025,843
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 281 263,609
Twilio, Inc.
3.63%, 03/15/29 ................. 2,491 2,119,220
3.88%, 03/15/31 ................. 1,525 1,269,738
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 480 518,465
4.00%, 11/15/27 ................. 643 573,724
4.63%, 08/15/28 ................. 142 124,425
30,600,804
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. USD 875 782,297
5.45%, 11/01/41 ................. 1,769 1,466,551
2,248,848
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
............... 521 452,518
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. 1,037 1,061,857
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
2,590 2,345,073
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 2,007 1,637,384
5,496,832
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 348,188
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 728,560
Security
Par (000)
Par (000) Value
Machinery (continued)
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. USD 3,230 $ 3,295,424
9.50%, 01/01/31 ................. 703 745,892
Daimler Truck Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 731,975
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 542,230
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 778 632,142
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 1,506 1,494,705
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 2,542 2,313,220
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 ................. EUR 418 399,106
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.18%, 01/15/28
(a)
.............. 790 846,809
Loxam SAS, 6.38%, 05/15/28
(c)
........ 996 1,074,130
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 533 472,924
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 877 548,139
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 2,227 2,388,062
Terex Corp., 5.00%, 05/15/29
(b)
........ USD 2,775 2,579,860
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 5,211 4,728,983
Titan International, Inc., 7.00%, 04/30/28 .. 371 346,865
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 360 333,946
7.63%, 07/15/28
(b)
................ USD 2,647 2,401,054
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 1,118,070
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 10,054 9,288,615
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,978,764
39,337,663
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 1,991 1,997,371
Media — 1.0%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 2,174 2,206,210
3.00%, 01/15/28
(c)
................ 100 84,079
5.00%, 01/15/28
(b)
................ USD 3,203 2,559,721
4.25%, 08/15/29
(c)
................ EUR 471 393,331
5.75%, 08/15/29
(b)
................ USD 4,089 3,167,588
AMC Networks, Inc.
4.75%, 08/01/25 ................. 1,332 1,165,062
4.25%, 02/15/29 ................. 940 505,313
Block Communications, Inc., 4.88%, 03/01/28
(b)
670 554,425
Cable One, Inc.
0.00%, 03/15/26
(l)(m)
............... 665 543,638
4.00%, 11/15/30
(b)
................ 4,176 3,262,500
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 649,218
2.80%, 04/01/31 ................. 355 285,654
6.38%, 10/23/35 ................. 905 882,090
6.48%, 10/23/45 ................. 41 38,545
5.75%, 04/01/48 ................. 100 85,596
5.13%, 07/01/49 ................. 1,530 1,203,687
4.80%, 03/01/50 ................. 690 520,604
3.70%, 04/01/51 ................. 395 249,592
3.90%, 06/01/52 ................. 739 483,576
5.25%, 04/01/53 ................. 640 516,917
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,755,159
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 10,446 9,483,849
7.75%, 04/15/28 ................. 1,827 1,434,195
7.50%, 06/01/29 ................. 2,648 1,959,457
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 1,674 1,173,216

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Comcast Corp.
2.35%, 01/15/27 ................. USD 300 $ 275,450
4.15%, 10/15/28 ................. 627 607,486
2.65%, 02/01/30 ................. 2,350 2,055,572
1.95%, 01/15/31 ................. 220 180,024
5.50%, 11/15/32 ................. 205 213,016
3.90%, 03/01/38 ................. 1,138 988,746
4.60%, 08/15/45 ................. 657 597,019
4.00%, 08/15/47 ................. 240 199,991
2.80%, 01/15/51 ................. 1,705 1,128,613
2.89%, 11/01/51 ................. 1,238 830,025
CSC Holdings LLC
5.25%, 06/01/24 ................. 2,396 2,228,382
5.50%, 04/15/27
(b)
................ 1,664 1,384,429
11.25%, 05/15/28
(b)
............... 5,286 5,125,993
6.50%, 02/01/29
(b)
................ 1,734 1,401,134
4.13%, 12/01/30
(b)
................ 1,221 854,121
4.50%, 11/15/31
(b)
................ 2,718 1,895,034
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 2,259 2,045,830
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 2,922 2,343,948
5.75%, 12/01/28
(b)
................ 323 240,242
5.13%, 06/01/29 ................. 1,805 838,145
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 4,032 3,934,874
Eutelsat SA
(c)
2.00%, 10/02/25 ................. EUR 700 689,740
1.50%, 10/13/28 ................. 1,000 801,135
GCI LLC, 4.75%, 10/15/28
(b)
.......... USD 2,329 1,985,705
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 131,251
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 2,809 2,632,741
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 518,937
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 2,464 2,236,573
4.25%, 01/15/29 ................. 1,806 1,517,690
4.63%, 03/15/30 ................. 405 337,408
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,607,344
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,242 1,787,470
6.50%, 09/15/28 ................. 4,666 2,722,914
SES SA
(a)(c)(j)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,026 1,107,256
(5-Year EUR Swap Annual + 3.19%), 2.88% 2,157 1,991,834
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 4,245 2,780,475
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 3,587 3,211,250
5.00%, 08/01/27 ................. 934 866,556
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,349,490
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,519 1,473,132
Summer BidCo BV
(c)(i)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,187 1,120,309
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,238 1,172,933
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 261 249,204
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... EUR 2,968 2,169,917
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 1,000 917,000
Security
Par (000)
Par (000) Value
Media (continued)
United Group BV, (3-mo. EURIBOR + 3.25%),
6.57%, 02/15/26
(a)(c)
.............. EUR 501 $ 520,072
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. USD 2,026 1,982,947
7.38%, 06/30/30 ................. 919 874,996
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
2,581 2,124,395
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 1,652 1,659,290
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 579 506,470
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,508 1,264,955
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 499,075
Warnermedia Holdings, Inc.
4.28%, 03/15/32 ................. USD 125 110,859
5.14%, 03/15/52 ................. 3,132 2,550,225
5.39%, 03/15/62 ................. 2,220 1,809,236
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. 783 718,653
5.13%, 02/28/30 ................. 1,134 858,700
Ziggo BV
2.88%, 01/15/30
(c)
................ EUR 1,933 1,695,341
4.88%, 01/15/30
(b)
................ USD 924 766,855
120,851,629
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 1,878 1,600,751
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,248,001
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 961 968,643
6.13%, 02/15/28 ................. 2,574 2,605,928
ATI, Inc.
5.88%, 12/01/27 ................. 1,108 1,072,286
4.88%, 10/01/29 ................. 769 692,245
5.13%, 10/01/31 ................. 1,978 1,762,221
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 8,669 8,563,358
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 226 221,480
7.63%, 03/15/30 ................. 1,528 1,545,269
Constellium SE
(b)
5.88%, 02/15/26 ................. 2,648 2,594,328
5.63%, 06/15/28 ................. 2,235 2,102,974
3.75%, 04/15/29 ................. 3,294 2,802,393
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,594 1,371,223
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
1,961 2,000,220
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 2,544 2,449,312
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. 475 458,698
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,417 1,054,418
Glencore Funding LLC, 5.70%, 05/08/33
(b)
.. 1,346 1,335,468
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 3,973 3,167,196
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 3,848 3,593,185
Newmont Corp., 2.80%, 10/01/29 ....... 316 271,650
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,171,277
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,689 3,339,164
4.75%, 01/30/30 ................. 3,737 3,321,098
3.88%, 08/15/31 ................. 3,301 2,715,441
Nucor Corp.
3.95%, 05/23/25 ................. 720 698,094
2.98%, 12/15/55 ................. 75 47,960
POSCO
(b)
5.63%, 01/17/26 ................. 1,032 1,027,645
5.75%, 01/17/28 ................. 615 623,905
5.88%, 01/17/33 ................. 299 314,629
Rio Tinto Finance USA plc, 5.00%, 03/09/33 1,471 1,483,935
Southern Copper Corp., 5.88%, 04/23/45 .. 150 152,644

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. USD 95 $ 88,730
5.00%, 12/15/26 ................. 1,745 1,718,213
3.25%, 10/15/50 ................. 410 269,433
Stillwater Mining Co., 4.00%, 11/16/26
(c)
... 3,010 2,671,556
Teck Resources Ltd.
6.00%, 08/15/40 ................. 291 283,513
6.25%, 07/15/41 ................. 33 33,280
5.20%, 03/01/42 ................. 776 691,248
5.40%, 02/01/43 ................. 51 46,182
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
.................... 639 482,247
65,661,441
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 258 243,627
4.25%, 02/01/27 ................. 1,275 1,107,861
4.75%, 06/15/29 ................. 1,068 869,177
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 217 215,125
4.38%, 01/15/27 ................. 709 610,626
3,046,416
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC
(b)
4.38%, 01/24/29 ................. 1,080 1,062,450
4.70%, 04/24/33 ................. 728 721,630
CMS Energy Corp.
2.95%, 02/15/27 ................. 304 279,350
4.88%, 03/01/44 ................. 258 233,967
Consumers Energy Co.
3.60%, 08/15/32 ................. 640 576,473
4.63%, 05/15/33 ................. 462 449,394
2.50%, 05/01/60 ................. 291 167,039
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,078,889
Series A, 1.45%, 04/15/26 .......... 975 875,339
Series C, 3.38%, 04/01/30 .......... 300 268,335
Series C, 2.25%, 08/15/31 .......... 300 241,693
NiSource, Inc.
3.49%, 05/15/27 ................. 432 406,449
5.40%, 06/30/33 ................. 1,182 1,182,790
5.25%, 02/15/43 ................. 443 423,659
4.80%, 02/15/44 ................. 280 254,003
San Diego Gas & Electric Co.
2.95%, 08/15/51 ................. 390 263,880
5.35%, 04/01/53 ................. 1,109 1,099,956
Sempra Energy
5.40%, 08/01/26 ................. 1,656 1,647,901
3.40%, 02/01/28 ................. 449 413,259
3.70%, 04/01/29 ................. 840 767,207
3.80%, 02/01/38 ................. 382 316,440
12,730,103
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. 1,800 1,677,218
4.50%, 07/30/29 ................. 564 532,946
2.75%, 12/15/29 ................. 163 137,834
4.90%, 12/15/30 ................. 1,135 1,098,517
1.88%, 02/01/33 ................. 997 728,586
3.55%, 03/15/52 ................. 585 399,089
Kilroy Realty LP
4.75%, 12/15/28 ................. 750 660,096
Security
Par (000)
Par (000) Value
Office REITs (continued)
3.05%, 02/15/30 ................. USD 400 $ 312,793
5,547,079
Oil, Gas & Consumable Fuels — 2.2%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 2,845 2,795,213
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,575,889
5.75%, 01/15/28 ................. 732 697,808
Apache Corp.
4.25%, 01/15/30 ................. 372 331,340
5.35%, 07/01/49 ................. 1,170 909,675
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 3,564 4,430,836
8.25%, 12/31/28 ................. 2,157 2,121,203
5.88%, 06/30/29 ................. 4,400 3,925,421
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 817 797,857
BP Capital Markets America, Inc.
3.02%, 01/16/27 ................. 682 641,673
3.54%, 04/06/27 ................. 338 322,701
3.59%, 04/14/27 ................. 339 324,186
3.63%, 04/06/30 ................. 734 682,129
1.75%, 08/10/30 ................. 261 213,721
3.06%, 06/17/41 ................. 2,020 1,529,608
Buckeye Partners LP
5.85%, 11/15/43 ................. 1,712 1,266,880
5.60%, 10/15/44 ................. 503 362,160
Callon Petroleum Co.
8.25%, 07/15/25 ................. 265 263,013
6.38%, 07/01/26 ................. 2,437 2,372,157
8.00%, 08/01/28
(b)
................ 3,435 3,396,903
7.50%, 06/15/30
(b)
................ 4,556 4,300,281
Cameron LNG LLC
(b)
2.90%, 07/15/31 ................. 176 151,558
3.30%, 01/15/35 ................. 765 637,707
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 346,773
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,885,904
5.13%, 06/30/27 ................. 1,126 1,106,926
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 2,977 2,732,161
4.00%, 03/01/31 ................. 140 123,268
3.25%, 01/31/32 ................. 5,027 4,135,461
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 67,441
6.75%, 04/15/29 ................. 716 710,441
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,686,769
6.38%, 06/15/26 ................. 1,383 1,331,137
Civitas Resources, Inc.
(b)
5.00%, 10/15/26 ................. 474 446,920
8.38%, 07/01/28 ................. 4,105 4,151,387
8.75%, 07/01/31 ................. 3,399 3,445,906
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,681 1,425,801
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 740 719,975
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,499 2,286,452
5.88%, 01/15/30 ................. 1,355 1,176,371
ConocoPhillips Co., 3.80%, 03/15/52 ..... 377 305,180
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 723 669,498
Coterra Energy, Inc., 3.90%, 05/15/27 .... 70 65,979
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 6,173 5,505,776
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 3,369 3,161,840
9.25%, 02/15/28 ................. 1,953 1,894,879

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. USD 1,243 $ 1,178,364
6.00%, 02/01/29 ................. 2,097 1,958,074
7.38%, 02/01/31 ................. 715 704,741
CrownRock LP
(b)
5.63%, 10/15/25 ................. 5,722 5,637,314
5.00%, 05/01/29 ................. 147 137,629
Cullinan Holdco SCSp, 4.63%, 10/15/26
(c)
.. EUR 1,664 1,532,245
DCP Midstream Operating LP, 3.25%, 02/15/32 USD 2,689 2,275,939
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,257 1,238,024
4.50%, 01/15/30 ................. 451 424,537
4.75%, 05/15/42 ................. 523 440,843
Diamondback Energy, Inc.
3.13%, 03/24/31 ................. 269 230,419
6.25%, 03/15/33 ................. 1,275 1,318,947
4.25%, 03/15/52 ................. 400 306,798
6.25%, 03/15/53 ................. 386 390,463
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 2,732 2,397,535
4.38%, 06/15/31 ................. 1,138 980,106
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 2,217 2,141,201
9.88%, 07/15/31 ................. 1,753 1,732,753
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 2,036,360
4.39%, 11/30/46 ................. 2,558 1,998,438
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 498,008
0.55%, 10/04/23 ................. 355 350,454
2.50%, 01/15/25 ................. 1,040 989,042
4.25%, 12/01/26 ................. 500 482,214
3.70%, 07/15/27 ................. 419 395,535
3.13%, 11/15/29 ................. 125 110,369
5.70%, 03/08/33 ................. 2,075 2,103,493
2.50%, 08/01/33 ................. 440 343,619
4.50%, 06/10/44 ................. 162 134,850
4.00%, 11/15/49 ................. 113 87,125
Series 16-A, (3-mo. LIBOR USD + 3.89%),
6.00%, 01/15/77
(a)
.............. 13,675 12,684,775
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b)(c)
................... 2,287 2,281,111
Energy Transfer LP
5.88%, 01/15/24 ................. 1,640 1,640,277
4.90%, 02/01/24 ................. 245 243,319
2.90%, 05/15/25 ................. 600 568,488
5.55%, 02/15/28 ................. 845 842,626
5.25%, 04/15/29 ................. 270 263,585
5.95%, 10/01/43 ................. 220 205,244
5.15%, 03/15/45 ................. 1,250 1,077,909
6.13%, 12/15/45 ................. 150 142,509
5.40%, 10/01/47 ................. 200 176,275
6.00%, 06/15/48 ................. 495 469,411
6.25%, 04/15/49 ................. 2,305 2,251,244
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 2,881 2,787,895
6.50%, 09/01/30 ................. 1,675 1,672,959
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 418,113
4.85%, 07/15/26 ................. 1,641 1,583,565
5.60%, 04/01/44 ................. 1,173 982,065
5.45%, 06/01/47 ................. 427 350,996
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 276,025
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 162,938
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.85%, 08/15/42 ................. USD 105 $ 96,268
4.45%, 02/15/43 ................. 747 656,462
4.85%, 03/15/44 ................. 510 470,711
4.80%, 02/01/49 ................. 575 526,312
4.20%, 01/31/50 ................. 930 777,268
3.30%, 02/15/53 ................. 640 456,677
EOG Resources, Inc., 4.95%, 04/15/50 ... 136 134,214
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 834,681
4.13%, 12/01/26 ................. 178 165,546
6.50%, 07/01/27
(b)
................ 3,159 3,115,631
4.50%, 01/15/29
(b)
................ 138 123,081
7.50%, 06/01/30
(b)
................ 681 689,135
4.75%, 01/15/31
(b)
................ 1,962 1,718,681
EQT Corp., 5.70%, 04/01/28 .......... 325 320,764
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 544 534,265
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 1,498 1,200,233
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,545,142
7.75%, 02/01/28 ................. 964 916,888
8.88%, 04/15/30 ................. 1,142 1,115,728
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,373 1,335,064
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 334,063
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,079,417
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 564,130
Hess Corp.
4.30%, 04/01/27 ................. 1,352 1,296,697
6.00%, 01/15/40 ................. 742 740,590
5.60%, 02/15/41 ................. 173 165,522
5.80%, 04/01/47 ................. 568 551,829
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 947,535
HF Sinclair Corp., 2.63%, 10/01/23 ...... 885 877,642
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 608 572,313
5.75%, 02/01/29 ................. 1,382 1,251,385
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 2,707 2,280,593
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 727,177
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 951,472
5.50%, 03/01/44 ................. 155 141,261
5.40%, 09/01/44 ................. 850 753,583
Kinder Morgan, Inc., 5.55%, 06/01/45 .... 775 713,985
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 1,198 1,138,687
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(c)
.. 1,855 1,721,143
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 259,200
Marathon Oil Corp., 4.40%, 07/15/27 ..... 610 581,786
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 103,025
4.75%, 09/15/44 ................. 49 40,981
5.00%, 09/15/54 ................. 100 82,463
Matador Resources Co.
5.88%, 09/15/26 ................. 1,590 1,540,782
6.88%, 04/15/28
(b)
................ 1,310 1,296,629
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,052,958
4.13%, 03/01/27 ................. 900 861,155
4.25%, 12/01/27 ................. 790 750,243
4.00%, 03/15/28 ................. 425 400,502
5.50%, 02/15/49 ................. 170 154,053
4.95%, 03/14/52 ................. 1,345 1,142,301

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.65%, 03/01/53 ................. USD 130 $ 121,455
Murphy Oil Corp.
5.75%, 08/15/25 ................. 119 117,440
5.87%, 12/01/42
(a)(d)
............... 150 124,653
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,284 1,281,727
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 7,298 6,845,780
6.50%, 09/30/26 ................. 6,864 6,141,195
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,317 2,281,948
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 5,420 5,311,600
8.75%, 06/15/31 ................. 1,888 1,854,960
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 48 45,610
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 733,164
6.38%, 10/01/30 ................. 47 44,840
Occidental Petroleum Corp.
7.50%, 05/01/31 ................. 1,400 1,528,576
6.45%, 09/15/36 ................. 2,000 2,052,599
4.63%, 06/15/45 ................. 138 106,771
4.20%, 03/15/48 ................. 330 244,447
Ovintiv, Inc.
5.65%, 05/15/25 ................. 1,700 1,686,501
5.65%, 05/15/28 ................. 2,394 2,346,529
PDC Energy, Inc.
6.13%, 09/15/24 ................. 568 567,713
5.75%, 05/15/26 ................. 126 125,495
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 1,005,868
7.75%, 02/15/26 ................. 4,026 4,043,127
6.88%, 04/01/27 ................. 1,826 1,798,610
5.88%, 07/01/29 ................. 2,915 2,745,962
Phillips 66, 3.30%, 03/15/52 .......... 810 555,271
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 1,880 1,692,941
5.10%, 03/29/26 ................. 390 387,660
1.90%, 08/15/30 ................. 300 243,113
2.15%, 01/15/31 ................. 145 118,698
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 100 100,317
5.15%, 06/01/42 ................. 657 545,091
4.30%, 01/31/43 ................. 430 321,321
Puma International Financing SA
(c)
5.13%, 10/06/24 ................. 829 804,130
5.00%, 01/24/26 ................. 1,346 1,215,102
Repsol International Finance BV
(a)(c)(j)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 101,901
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,388,929
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,347 2,165,002
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 384,300
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 975 973,322
5.63%, 03/01/25 ................. 1,105 1,100,644
5.00%, 03/15/27 ................. 691 680,143
SM Energy Co.
5.63%, 06/01/25 ................. 1,007 984,031
6.63%, 01/15/27 ................. 245 237,956
6.50%, 07/15/28 ................. 2,004 1,923,840
Southwestern Energy Co.
5.70%, 01/23/25
(a)(d)
............... 309 307,367
5.38%, 02/01/29 ................. 1,850 1,742,078
Spectra Energy Partners LP, 5.95%, 09/25/43 100 98,331
Sunoco LP, 5.88%, 03/15/28 .......... 911 876,041
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. USD 78 $ 77,851
6.00%, 03/01/27 ................. 482 452,313
5.50%, 01/15/28 ................. 260 237,635
6.00%, 12/31/30 ................. 1,094 963,814
6.00%, 09/01/31 ................. 1,126 968,848
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
6,945 7,153,350
Targa Resources Corp., 6.25%, 07/01/52 .. 728 711,611
Targa Resources Partners LP, 4.00%, 01/15/32 474 409,740
TerraForm Power Operating LLC, 5.00%,
01/31/28
(b)
.................... 1,080 994,313
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 590 524,371
Valero Energy Corp.
4.35%, 06/01/28 ................. 253 241,832
4.00%, 06/01/52 ................. 90 67,844
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 4,764 4,161,785
4.13%, 08/15/31 ................. 3,877 3,334,089
3.88%, 11/01/33 ................. 1,983 1,623,851
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,265,480
Western Midstream Operating LP
6.15%, 04/01/33 ................. 425 428,353
5.45%, 04/01/44 ................. 1,263 1,066,953
5.30%, 03/01/48 ................. 389 324,708
5.50%, 08/15/48 ................. 856 715,840
5.50%, 02/01/50
(a)(d)
............... 3,948 3,233,688
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 3,495 3,447,677
3.75%, 06/15/27 ................. 814 768,171
276,155,001
Paper & Forest Products — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... 325 298,093
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 171,694
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 331,060
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,940,573
2,741,420
Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,746 2,545,137
Air France-KLM, 8.13%, 05/31/28
(c)
...... EUR 800 902,422
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 935 931,550
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 8,756 9,601,199
5.50%, 04/20/26 ................. 1,300 1,288,021
7.25%, 02/15/28 ................. 387 384,695
5.75%, 04/20/29 ................. 3,326 3,229,871
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,031 2,531,052
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 461 447,092
Deutsche Lufthansa AG
(c)
2.88%, 05/16/27 ................. EUR 200 200,517
3.50%, 07/14/29 ................. 1,100 1,085,968
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,270 2,148,641
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
............... EUR 600 570,425
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 3,394 3,402,302
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 1,929 1,943,176
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 312 297,479
Series 2020-1, Class A, 5.88%, 10/15/27 4,512 4,473,148
Series 2023-1, Class A, 5.80%, 01/15/36 2,025 2,057,596

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. USD 2,629 $ 2,497,828
4.63%, 04/15/29 ................. 3,450 3,143,529
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 273 245,277
6.38%, 02/01/30 ................. 2,393 1,926,920
45,853,845
Personal Care Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 999 1,054,680
4.75%, 04/15/26
(c)
................ 200 212,784
4.75%, 01/15/29
(b)
................ USD 141 130,002
1,397,466
Pharmaceuticals — 0.4%
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a)(c)
.............. EUR 3,600 3,704,445
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,471,469
4.38%, 12/15/28 ................. 2,080 1,973,180
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ 1,235 1,132,974
2.38%, 03/01/28
(c)
................ EUR 1,715 1,504,343
3.13%, 02/15/29
(b)
................ USD 1,049 852,910
3.50%, 04/01/30
(b)
................ 1,146 928,260
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 690,511
5.50%, 01/15/28
(b)
................ USD 1,550 1,402,750
7.50%, 05/15/30
(c)
................ EUR 581 636,049
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(c)
799 744,358
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. 205 210,104
4.13%, 05/15/28 ................. 835 843,096
6.75%, 05/15/30 ................. 1,612 1,796,658
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 800 713,752
Merck & Co., Inc.
2.15%, 12/10/31 ................. 1,842 1,526,171
6.50%, 12/01/33
(a)(d)
............... 185 212,205
2.75%, 12/10/51 ................. 345 237,958
5.00%, 05/17/53 ................. 736 745,597
Organon & Co.
2.88%, 04/30/28
(c)
................ EUR 982 929,406
4.13%, 04/30/28
(b)
................ USD 1,919 1,703,172
5.13%, 04/30/31
(b)
................ 2,602 2,146,713
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................. 1,535 1,516,678
4.75%, 05/19/33 ................. 1,821 1,814,139
5.11%, 05/19/43 ................. 20 20,045
5.30%, 05/19/53 ................. 2,315 2,406,862
Pfizer, Inc.
2.55%, 05/28/40 ................. 45 33,127
5.60%, 09/15/40 ................. 140 151,111
4.30%, 06/15/43 ................. 5 4,639
Pharmacia LLC, 6.60%, 12/01/28
(a)(d)
..... 300 324,289
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 826 559,746
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,440,645
Takeda Pharmaceutical Co. Ltd., 3.18%,
07/09/50 ..................... USD 804 566,292
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. EUR 191 205,710
3.75%, 05/09/27 ................. 440 432,970
7.38%, 09/15/29 ................. 2,901 3,229,611
4.38%, 05/09/30 ................. 377 350,041
7.88%, 09/15/31 ................. 524 590,806
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 849 $ 839,831
7.13%, 01/31/25 ................. 400 402,516
3.15%, 10/01/26 ................. 4,153 3,698,765
4.75%, 05/09/27 ................. 736 676,299
6.75%, 03/01/28 ................. 200 196,182
7.88%, 09/15/29 ................. 1,799 1,845,936
8.13%, 09/15/31 ................. 1,629 1,697,011
Wyeth LLC, 5.95%, 04/01/37 .......... 505 552,077
49,661,409
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 606,954
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 5,607 4,520,644
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 3,836 3,382,316
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 36 32,671
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,665 1,564,496
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,255 939,639
6.63%, 05/15/25 ................. GBP 150 129,540
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 1,970,746
13,147,006
Real Estate Management & Development — 0.2%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(i)
.......... EUR 2,168 2,416,946
Aroundtown SA
(a)(c)(j)
(5-Year GBP Swap + 4.38%), 4.75% ... GBP 329 146,241
(5-Year EUR Swap Annual + 3.98%), 3.38% EUR 1,100 495,660
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(c)(j)
........ 1,000 458,850
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... USD 2,667 2,413,635
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 1,200 968,985
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 597,812
Fantasia Holdings Group Co. Ltd.
(a)(c)(f)(k)
15.00%, 12/18/21 ................ USD 1,735 104,100
11.75%, 04/17/22 ................ 2,039 122,340
7.95%, 07/05/22 ................. 1,650 106,623
12.25%, 10/18/22 ................ 3,269 196,140
10.88%, 01/09/23 ................ 1,345 80,700
11.88%, 06/01/23 ................ 1,500 90,000
9.25%, 07/28/23 ................. 3,540 212,400
9.88%, 10/19/23 ................. 2,640 158,400
Fastighets AB Balder, (5-Year EUR Swap
Annual + 3.19%), 2.87%, 06/02/81
(a)(c)
... EUR 397 270,667
Heimstaden Bostad AB
(a)(c)(j)
(5-Year EUR Swap Annual + 3.91%), 3.38% 400 217,149
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 871,890
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 523 465,509
4.13%, 02/01/29 ................. 1,028 850,403
4.38%, 02/01/31 ................. 270 215,471
JGC Ventures Pte. Ltd.
(i)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 94 18,250
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(a)(c)(f)(k)
................ 1,502 360,091
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(j)
........ 2,389 2,319,791
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 1,723 1,679,115

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
3.93%, 02/28/30 ................. USD 2,507 $ 2,339,558
Modern Land China Co. Ltd.
(a)(c)(f)(i)(k)
9.00%, (9.00% Cash or 11.00% PIK),
12/30/25 .................... 198 10,678
9.00%, (9.00% Cash or 11.00% PIK),
12/30/26 .................... 198 9,835
Modernland Overseas Pte. Ltd.
(a)(c)
Series 2, 4.00%, 04/30/27 .......... 60 16,912
4.00%, (4.00% Cash or 3.00% PIK),
04/30/27
(f)(i)(k)
.................. 1,450 354,958
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 3,335 2,495,289
5.25%, 04/15/30 ................. 446 316,965
Sunac China Holdings Ltd., 7.00%, 07/09/25
(a)(c)
(f)(k)
........................ 1,440 230,400
21,611,763
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 506 503,915
Camden Property Trust, 3.15%, 07/01/29 .. 273 241,732
Mid-America Apartments LP, 1.70%, 02/15/31 183 144,450
UDR, Inc.
3.20%, 01/15/30 ................. 118 104,211
3.00%, 08/15/31 ................. 205 173,397
2.10%, 08/01/32 ................. 85 64,527
1,232,232
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,671 1,407,228
Kimco Realty OP LLC, 4.60%, 02/01/33 ... 1,020 943,148
Realty Income Corp.
3.88%, 04/15/25 ................. 450 436,100
3.00%, 01/15/27 ................. 370 341,150
3.95%, 08/15/27 ................. 254 241,233
3.40%, 01/15/28 ................. 113 104,183
4.85%, 03/15/30 ................. 367 354,779
5.63%, 10/13/32 ................. 1,177 1,189,489
Regency Centers LP
2.95%, 09/15/29 ................. 1,075 921,370
3.70%, 06/15/30 ................. 2,245 2,005,902
7,944,582
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG
(c)(l)
0.00%, 03/05/25
(m)
............... EUR 600 504,599
2.13%, 11/03/27 ................. 600 441,978
Analog Devices, Inc.
1.70%, 10/01/28 ................. USD 182 156,390
2.80%, 10/01/41 ................. 370 274,773
Broadcom, Inc.
4.15%, 11/15/30 ................. 340 312,817
4.15%, 04/15/32
(b)
................ 699 633,133
3.42%, 04/15/33
(b)
................ 942 787,756
3.19%, 11/15/36
(b)
................ 260 196,496
4.93%, 05/15/37
(b)
................ 3,184 2,881,533
Entegris Escrow Corp.
(b)
4.75%, 04/15/29 ................. 11,062 10,269,143
5.95%, 06/15/30 ................. 874 837,845
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 595 538,463
Intel Corp.
4.15%, 08/05/32 ................. 305 289,815
5.20%, 02/10/33 ................. 125 126,185
2.80%, 08/12/41 ................. 115 81,928
5.63%, 02/10/43 ................. 535 543,293
5.70%, 02/10/53 ................. 1,100 1,119,025
5.90%, 02/10/63 ................. 780 805,521
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.
4.10%, 03/15/29 ................. USD 1,029 $ 989,763
5.00%, 03/15/49 ................. 300 291,191
3.30%, 03/01/50 ................. 840 629,950
Lam Research Corp.
3.75%, 03/15/26 ................. 800 776,453
4.88%, 03/15/49 ................. 385 372,699
NVIDIA Corp., 3.50%, 04/01/40 ........ 725 620,666
NXP BV
4.30%, 06/18/29 ................. 3,497 3,277,878
3.40%, 05/01/30 ................. 371 328,127
2.65%, 02/15/32 ................. 590 476,537
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 798 723,470
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,764 1,478,878
Texas Instruments, Inc.
4.15%, 05/15/48 ................. 100 90,830
2.70%, 09/15/51 ................. 197 136,557
TSMC Arizona Corp., 4.50%, 04/22/52 .... 535 507,624
31,501,316
Software — 0.9%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 175,500
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 1,418 1,392,880
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
11,323 9,529,891
Autodesk, Inc.
3.50%, 06/15/27 ................. 743 703,579
2.40%, 12/15/31 ................. 1,447 1,184,061
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,238,283
7.13%, 10/02/25
(b)
................ USD 3,366 3,368,979
9.13%, 03/01/26
(b)
................ 4,711 4,687,445
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 3,293 3,102,137
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 1,840 1,817,018
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 7.95%, 05/15/28
(a)(c)
EUR 865 894,026
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 3,342 3,304,538
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 6,065 5,376,294
4.88%, 07/01/29 ................. 4,578 4,061,169
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 19,493 17,356,193
9.00%, 09/30/29 ................. 8,470 7,397,990
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 850,326
6.50%, 10/15/28 ................. 623 532,665
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 300 258,701
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,338,711
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 2,350 2,155,905
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 648 550,800
McAfee Corp., 7.38%, 02/15/30
(b)
....... 6,005 5,221,482
Microsoft Corp.
3.45%, 08/08/36 ................. 538 490,705
4.45%, 11/03/45 ................. 455 448,162
2.92%, 03/17/52 ................. 2,358 1,754,275
3.95%, 08/08/56 ................. 34 30,530
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,587 3,216,086
NCR Corp.
(b)
5.00%, 10/01/28 ................. 1,212 1,081,625
5.13%, 04/15/29 ................. 867 767,521
Open Text Corp., 6.90%, 12/01/27
(b)
..... 4,486 4,566,883
Oracle Corp.
5.80%, 11/10/25 ................. 245 247,729
2.95%, 04/01/30 ................. 2,620 2,286,908
3.85%, 07/15/36 ................. 850 709,400
6.50%, 04/15/38 ................. 281 299,157

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
5.38%, 07/15/40 ................. USD 850 $ 811,205
3.65%, 03/25/41 ................. 370 285,059
4.13%, 05/15/45 ................. 485 380,062
4.00%, 07/15/46 ................. 350 269,014
4.00%, 11/15/47 ................. 435 334,900
3.60%, 04/01/50 ................. 1,800 1,286,206
3.95%, 03/25/51 ................. 942 712,267
5.55%, 02/06/53 ................. 220 213,035
4.38%, 05/15/55 ................. 130 103,947
3.85%, 04/01/60 ................. 190 133,911
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 860 830,451
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 348,458
Salesforce, Inc.
2.70%, 07/15/41 ................. 763 560,580
2.90%, 07/15/51 ................. 391 274,873
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
4,682 4,482,209
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 800 649,133
VMware, Inc., 2.20%, 08/15/31 ........ 3,029 2,380,188
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
6,100 5,246,556
113,699,608
Specialized REITs — 0.2%
American Tower Corp.
2.95%, 01/15/25 ................. 1,060 1,013,734
3.38%, 10/15/26 ................. 995 928,476
3.95%, 03/15/29 ................. 615 566,706
2.10%, 06/15/30 ................. 1,995 1,611,012
2.70%, 04/15/31 ................. 1,280 1,061,412
2.30%, 09/15/31 ................. 247 196,492
5.65%, 03/15/33 ................. 2,235 2,266,326
Crown Castle, Inc.
4.30%, 02/15/29 ................. 715 672,241
3.10%, 11/15/29 ................. 200 174,138
2.10%, 04/01/31 ................. 427 341,520
2.50%, 07/15/31 ................. 1,200 985,818
5.10%, 05/01/33 ................. 1,747 1,716,750
2.90%, 04/01/41 ................. 458 321,147
Equinix, Inc.
1.45%, 05/15/26 ................. 500 446,401
2.90%, 11/18/26 ................. 575 527,213
2.15%, 07/15/30 ................. 159 128,496
2.50%, 05/15/31 ................. 2,080 1,693,526
3.00%, 07/15/50 ................. 225 145,665
2.95%, 09/15/51 ................. 265 168,015
3.40%, 02/15/52 ................. 500 349,468
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 2,247 2,250,779
5.63%, 07/15/32 ................. 635 568,058
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,838 1,693,177
3.13%, 02/01/29 ................. 3,236 2,743,012
Weyerhaeuser Co., 4.75%, 05/15/26 ..... 1,705 1,674,756
24,244,338
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,127,986
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 214,533
4.75%, 03/01/30 ................. 231 205,265
5.00%, 02/15/32
(b)
................ 517 450,149
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,322 1,284,389
eG Global Finance plc
3.63%, 02/07/24
(c)
................ EUR 332 360,594
6.75%, 02/07/25
(b)
................ USD 1,121 1,088,771
8.50%, 10/30/25
(b)
................ 2,845 2,760,409
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 2,324 $ 2,435,530
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. USD 2,639 2,322,320
Home Depot, Inc. (The)
5.95%, 04/01/41 ................. 200 220,208
3.90%, 06/15/47 ................. 160 135,974
4.50%, 12/06/48 ................. 455 421,594
3.35%, 04/15/50 ................. 710 541,826
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 625,341
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,893,755
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 867,986
Lowe's Cos., Inc.
5.00%, 04/15/33 ................. 810 801,224
5.15%, 07/01/33 ................. 895 894,676
2.80%, 09/15/41 ................. 220 155,595
3.70%, 04/15/46 ................. 735 559,453
5.13%, 04/15/50 ................. 130 121,972
3.00%, 10/15/50 ................. 675 442,415
3.50%, 04/01/51 ................. 130 92,338
4.25%, 04/01/52 ................. 1,240 1,011,691
5.63%, 04/15/53 ................. 1,165 1,164,302
4.45%, 04/01/62 ................. 320 256,930
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,242,149
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 938,140
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 3,967 3,941,524
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 824,815
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 3,500 3,124,713
6.13%, 07/01/29 ................. 3,344 2,887,986
6.00%, 12/01/29 ................. 3,585 3,094,034
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,261 1,041,476
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 8,764 7,942,375
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 1,851 1,773,129
49,267,567
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,400 1,228,316
4.50%, 02/23/36 ................. 580 589,731
3.45%, 02/09/45 ................. 225 189,698
3.85%, 08/04/46 ................. 350 308,128
2.65%, 05/11/50 ................. 990 689,154
2.65%, 02/08/51 ................. 1,460 1,008,488
2.70%, 08/05/51 ................. 370 257,723
3.95%, 08/08/52 ................. 1,110 978,298
Dell International LLC, 6.02%, 06/15/26 ... 875 889,358
HP, Inc.
2.20%, 06/17/25 ................. 1,250 1,175,725
1.45%, 06/17/26 ................. 2,170 1,947,186
3.00%, 06/17/27 ................. 1,018 939,055
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 1,822 1,903,024
8.50%, 07/15/31 ................. 2,441 2,559,852
14,663,736
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. 1,677 1,425,786
4.13%, 08/15/31 ................. 40 32,300
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(a)(c)(f)(k)(l)
........... EUR 1,300 1,125,095
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 ................. USD 559 521,847

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
9.00%, 02/15/31 ................. USD 3,049 $ 3,072,983
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 747 623,774
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 1,404 1,362,342
8,164,127
Tobacco — 0.0%
Altria Group, Inc.
5.95%, 02/14/49 ................. 1,142 1,084,157
3.70%, 02/04/51 ................. 385 257,814
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,169,503
4.39%, 08/15/37 ................. 565 451,948
4.54%, 08/15/47 ................. 488 359,104
4.76%, 09/06/49 ................. 165 124,560
BAT International Finance plc, 4.45%, 03/16/28 502 473,842
Philip Morris International, Inc., 5.63%,
11/17/29 ..................... 683 695,931
4,616,859
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,151 1,090,886
2.88%, 01/15/26 ................. 3,788 3,504,040
3.75%, 06/01/26 ................. 115 108,676
1.88%, 08/15/26 ................. 1,880 1,669,570
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
2,030 1,758,995
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,162,005
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 2,467 2,430,398
9.75%, 08/01/27 ................. 1,358 1,402,503
5.50%, 05/01/28 ................. 4,266 3,903,404
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 548 457,580
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 282,244
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,347 2,248,772
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 3,335 2,900,468
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 8,656 8,634,711
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,332,315
7.25%, 06/15/28 ................. 2,908 2,966,323
36,852,890
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV
(a)(j)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 586,924
(5-Year EUR Swap Annual + 3.69%), 3.25% 2,100 2,054,233
Mundys SpA
1.63%, 02/03/25 ................. 134 139,189
1.88%, 02/12/28 ................. 809 750,632
3,530,978
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 387 270,351
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,187,225
4.38%, 04/22/49 ................. 550 475,750
Cellnex Finance Co. SA, 2.00%, 09/15/32
(c)
. EUR 1,300 1,113,788
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 9,063 8,803,041
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 787 527,148
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 882 871,310
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(i)
........ USD 1,968 $ 747,852
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,120 976,190
4.50%, 04/27/31 ................. 1,727 1,322,019
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 1,765 1,542,825
4.30%, 02/15/48 ................. 838 651,919
4.35%, 05/01/49 ................. 351 277,221
3.70%, 11/15/49 ................. 270 191,184
4.55%, 03/15/52
(b)
................ 1,972 1,585,928
SoftBank Group Corp.
(c)
(5-Year USD Swap Rate + 4.23%), 6.00%
(a)
(j)
.......................... 310 309,225
2.13%, 07/06/24 ................. EUR 1,370 1,438,884
4.50%, 04/20/25 ................. 553 590,624
4.75%, 07/30/25 ................. 1,083 1,158,311
3.13%, 09/19/25 ................. 1,130 1,155,990
5.00%, 04/15/28 ................. 247 249,986
4.00%, 09/19/29 ................. 1,549 1,413,470
3.88%, 07/06/32 ................. 1,445 1,192,443
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,611,833
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,001,710
(7-Year EUR Swap Annual + 3.35%), 6.14% 3,300 3,470,425
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,483,951
2.05%, 02/15/28 ................. 1,200 1,040,503
2.55%, 02/15/31 ................. 525 436,385
3.50%, 04/15/31 ................. 827 729,743
2.70%, 03/15/32 ................. 249 205,682
4.38%, 04/15/40 ................. 475 419,469
3.00%, 02/15/41 ................. 880 643,376
4.50%, 04/15/50 ................. 109 93,527
3.30%, 02/15/51 ................. 925 648,879
3.40%, 10/15/52 ................. 1,290 920,616
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 1,259 1,263,795
4.25%, 01/31/31
(b)
................ USD 493 398,619
4.50%, 07/15/31
(c)
................ GBP 2,642 2,537,006
4.75%, 07/15/31
(b)
................ USD 1,166 969,527
Vodafone Group plc
(a)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78
(c)
.............. EUR 439 436,642
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(c)
................... GBP 2,384 2,830,881
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(c)
.............. EUR 785 770,823
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81 .................... USD 7,145 6,277,892
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84
(c)
.............. EUR 1,614 1,769,496
57,743,113
Total Corporate Bonds — 26.2%
(Cost: $3,507,142,323) ........................... 3,232,519,094

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Equity-Linked Notes
Aerospace & Defense — 0.1%
Barclays Bank plc (Airbus SE),
18.13%, 07/10/23 ................ EUR 25 $ 3,595,168
Barclays Bank plc (BAE Systems plc),
15.89%, 07/10/23
(c)
............... GBP 263 3,111,216
BMO Capital Markets Corp. (L3Harris
Technologies, Inc.), 13.12%, 07/17/23 .. USD 32 6,085,695
Mizuho Markets Cayman LP (Raytheon
Technologies Corp.), 13.70%, 08/24/23 . 55 5,344,609
18,136,688
Automobile Components — 0.1%
BNP Paribas Issuance B.V. (Lear Corp.),
15.79%, 08/02/23
(b)
............... 29 3,854,971
Royal Bank of Canada (BorgWarner, Inc.),
15.09%, 08/03/23
(b)
............... 68 3,146,566
UBS AG (Lear Corp.), 20.10%, 07/31/23 ... 38 5,053,747
12,055,284
Automobiles — 0.1%
Nomura Holdings, Inc. (General Motors Co.),
13.79%, 08/10/23 ................ 105 3,948,897
Royal Bank of Canada (General Motors Co.),
18.67%, 07/25/23
(b)
............... 177 6,246,384
10,195,281
Banks — 0.6%
Barclays Bank plc (Banco Santander SA),
23.92%, 07/27/23 ................ EUR 59 6,454,001
Barclays Bank plc (Bank of America Corp.),
17.29%, 07/19/23 ................ USD 459 13,181,242
Barclays Bank plc (Kotak Mahindra Bank Ltd.),
8.42%, 07/26/23 ................. 32 4,468,682
BNP Paribas SA (First Citizens BancShares,
Inc.), 18.31%, 08/17/23
(b)
........... 4 5,113,385
Citigroup, Inc. (Citizens Financial Group, Inc.),
23.43%, 09/08/23 ................ 110 2,860,976
Citigroup, Inc. (JPMorgan Chase & Co.),
13.09%, 09/01/23 ................ 18 2,607,316
Citigroup, Inc. (Wells Fargo & Co.),
19.44%, 09/08/23 ................ 187 7,637,897
JPMorgan Structured Products BV (Bank of
America Corp.), 15.96%, 09/01/23 ..... 90 2,575,688
Nomura Holdings, Inc. (Citigroup, Inc.),
19.21%, 08/17/23 ................ 128 5,943,984
SGA Societe Generale Acceptance NV
(Citigroup, Inc.), 15.19%, 07/17/23 ..... 178 8,164,745
SGA Societe Generale Acceptance
NV (JPMorgan Chase & Co.),
13.19%, 07/17/23 ................ 138 19,653,027
78,660,943
Beverages — 0.0%
Royal Bank of Canada (Molson Coors
Beverage Co.), 18.80%, 07/03/23
(b)
.... 17 1,097,149
Biotechnology — 0.1%
Citigroup, Inc. (Biogen, Inc.), 17.21%, 07/21/23 12 3,522,108
Citigroup, Inc. (Gilead Sciences, Inc.),
13.00%, 08/02/23 ................ 45 3,488,461
7,010,569
Broadline Retail — 0.2%
BNP Paribas Issuance B.V. (Amazon.com,
Inc.), 17.68%, 08/14/23
(b)
........... 98 11,037,941
Citigroup, Inc. (Amazon.com, Inc.),
16.77%, 09/01/23 ................ 26 3,197,024
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Mizuho Markets Cayman LP (Amazon.com,
Inc.), 13.60%, 07/28/23 ............ USD 113 $ 13,868,409
28,103,374
Building Products — 0.1%
BNP Paribas SA (Allegion plc),
14.65%, 07/28/23
(b)
............... 19 2,136,007
Societe Generale SA (Johnson Controls
International plc), 12.95%, 08/04/23 .... 41 2,638,714
Societe Generale SA (Masco Corp.),
15.70%, 07/28/23 ................ 70 3,730,163
8,504,884
Capital Markets — 0.3%
BMO Capital Markets Corp. (EQT AB),
22.70%, 07/31/23 ................ 35 1,357,792
BMO Capital Markets Corp. (Morgan Stanley),
14.01%, 07/19/23 ................ 91 7,677,702
BNP Paribas SA (Raymond James Financial,
Inc.), 18.44%, 07/27/23
(b)
........... 23 2,198,618
Citigroup, Inc. (LPL Financial Holdings, Inc.),
19.43%, 08/02/23 ................ 18 3,823,824
Citigroup, Inc. (Raymond James Financial,
Inc.), 21.06%, 09/08/23 ............ 27 2,755,344
JPMorgan Structured Products BV (Carlyle
Group, Inc. (The)), 24.86%, 08/03/23 ... 147 4,242,234
SGA Societe Generale Acceptance NV (Charles
Schwab Corp. (The)), 13.67%, 07/19/23 . 74 4,177,943
SGA Societe Generale Acceptance NV
(Nasdaq, Inc.), 11.37%, 07/12/23 ...... 90 4,497,280
UBS AG (Invesco Ltd.), 17.30%, 08/10/23 .. 78 1,279,654
32,010,391
Chemicals — 0.1%
Royal Bank of Canada (CF Industries Holdings,
Inc.), 21.10%, 08/03/23
(b)
........... 28 1,964,798
SGA Societe Generale Acceptance NV (PPG
Industries, Inc.), 14.35%, 08/31/23 ..... 16 2,337,477
Societe Generale SA (Ecolab, Inc.),
11.51%, 07/27/23 ................ 15 2,711,455
7,013,730
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Downer EDI Ltd.),
16.80%, 07/25/23 ................ 88 4,724,842
JPMorgan Structured Products BV (Waste
Management, Inc.), 8.03%, 07/27/23 ... 32 5,401,349
10,126,191
Communications Equipment — 0.2%
Barclays Bank plc (Nokia Oyj),
21.51%, 08/03/23 ................ 374 1,521,508
BMO Capital Markets Corp. (Cisco Systems,
Inc.), 14.55%, 07/31/23 ............ 110 5,617,545
BNP Paribas SA (Juniper Networks, Inc.),
14.08%, 07/26/23
(b)
............... 104 3,212,062
Citigroup, Inc. (Cisco Systems, Inc.),
11.00%, 08/17/23 ................ 265 13,159,309
23,510,424
Construction & Engineering — 0.0%
UBS AG (Vinci SA), 16.60%, 08/31/23 .... 27 4,648,230
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
14.69%, 08/04/23 ................ 13 2,684,366

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.2%
BNP Paribas Issuance B.V. (Synchrony
Financial), 19.08%, 07/19/23 ........ USD 161 $ 5,271,453
BNP Paribas SA (American Express Co.),
14.34%, 07/21/23
(b)
............... 61 10,266,939
SGA Societe Generale Acceptance
NV (Discover Financial Services),
12.39%, 07/21/23 ................ 33 3,651,696
19,190,088
Consumer Staples Distribution & Retail — 0.2%
Citigroup, Inc. (Walmart, Inc.), 6.23%, 08/17/23 100 15,569,692
Mizuho Markets Cayman LP (Costco Wholesale
Corp.), 9.98%, 09/22/23 ............ 12 6,172,776
21,742,468
Containers & Packaging — 0.0%
BNP Paribas SA (Graphic Packaging Holding
Co.), 12.63%, 07/27/23
(b)
........... 102 2,479,151
Distributors — 0.0%
UBS AG (Genuine Parts Co.),
10.20%, 07/27/23 ................ 23 3,634,905
Diversified Telecommunication Services — 0.1%
Citigroup, Inc. (Verizon Communications, Inc.),
20.77%, 09/08/23 ................ 162 5,913,790
Goldman Sachs International (AT&T, Inc.),
10.56%, 07/03/23 ................ 147 2,352,196
UBS AG (AT&T, Inc.), 23.30%, 09/14/23 ... 136 2,175,477
10,441,463
Electric Utilities — 0.1%
Barclays Bank plc (Exelon Corp.),
16.57%, 07/03/23 ................ 80 3,196,279
Royal Bank of Canada (American Electric
Power Co., Inc.), 9.32%, 07/31/23
(b)
.... 33 2,780,020
Royal Bank of Canada (Exelon Corp.),
19.19%, 09/08/23 ................ 90 3,597,867
Royal Bank of Canada (PG&E Corp.),
11.11%, 07/17/23
(b)
............... 159 2,762,389
12,336,555
Electrical Equipment — 0.1%
Citigroup, Inc. (Emerson Electric Co.),
12.83%, 08/09/23 ................ 48 4,251,740
Mizuho Markets Cayman LP (Eaton Corp. plc),
11.50%, 08/02/23 ................ 24 4,322,248
8,573,988
Electronic Equipment, Instruments & Components — 0.1%
Citigroup, Inc. (Flex Ltd.), 14.11%, 07/27/23 229 5,525,051
Mizuho Markets Cayman LP (Seeing Machines
Ltd.), 19.41%, 09/08/23 ............ 160 6,342,661
11,867,712
Energy Equipment & Services — 0.1%
BMO Capital Markets Corp. (Schlumberger
NV), 14.21%, 07/21/23 ............ 75 3,648,124
BNP Paribas Issuance B.V. (Baker Hughes
Co.), 15.94%, 07/20/23
(b)
........... 184 5,397,183
Citigroup, Inc. (Halliburton Co.),
20.70%, 07/20/23 ................ 106 3,497,664
12,542,971
Financial Services — 0.4%
Barclays Bank plc (Equitable Holdings, Inc.),
25.52%, 08/03/23 ................ 131 3,369,333
BMO Capital Markets Corp. (Apollo Global
Management, Inc.), 27.57%, 07/03/23 .. 24 1,584,906
BMO Capital Markets Corp. (Visa, Inc.),
9.64%, 07/17/23 ................. 8 1,776,598
Security
Par (000)
Par (000) Value
Financial Services (continued)
BNP Paribas SA (Berkshire Hathaway, Inc.),
7.56%, 08/08/23
(b)
................ USD 39 $ 13,085,298
BNP Paribas SA (Fidelity National Information
Services, Inc.), 17.40%, 08/04/23
(b)
.... 55 3,039,613
BNP Paribas SA (PayPal Holdings, Inc.),
17.85%, 08/03/23
(b)
............... 77 5,128,994
Citigroup, Inc. (Fiserv, Inc.), 10.31%, 07/26/23 48 5,993,221
JPMorgan Structured Products BV (Visa, Inc.),
9.62%, 07/26/23 ................. 14 3,193,105
Mizuho Markets Cayman LP (Global Payments,
Inc.), 16.00%, 08/01/23 ............ 21 2,061,126
Mizuho Markets Cayman LP (Voya Financial,
Inc.), 14.70%, 08/02/23 ............ 37 2,645,064
SGA Societe Generale Acceptance NV (Fidelity
National Information Services, Inc.),
15.75%, 08/24/23 ................ 97 5,271,273
47,148,531
Food Products — 0.2%
BNP Paribas SA (Danone SA),
20.41%, 07/10/23
(b)
............... EUR 26 1,614,156
BNP Paribas SA (Hershey Co. (The)),
8.19%, 07/31/23
(b)
................ USD 19 4,768,091
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 15.56%, 07/13/23 ........ 206 7,371,917
Royal Bank of Canada (Conagra Brands, Inc.),
8.01%, 07/14/23
(b)
................ 83 2,795,802
Societe Generale SA (Kraft Heinz Co. (The)),
10.08%, 07/27/23 ................ 63 2,248,937
18,798,903
Ground Transportation — 0.1%
BNP Paribas SA (Union Pacific Corp.),
10.53%, 07/21/23
(b)
............... 38 7,731,662
Royal Bank of Canada (Avis Budget Group,
Inc.), 25.11%, 08/01/23
(b)
........... 12 2,349,375
Societe Generale SA (Norfolk Southern Corp.),
14.08%, 07/28/23 ................ 15 3,229,730
13,310,767
Health Care Equipment & Supplies — 0.4%
BNP Paribas Issuance B.V. (Zimmer Biomet
Holdings, Inc.), 9.93%, 08/02/23
(b)
..... 18 2,624,630
Citigroup, Inc. (Becton Dickinson & Co.),
9.56%, 08/04/23 ................. 8 2,097,501
Nomura Bank International plc (Boston
Scientific Corp.), 10.09%, 07/27/23 .... 81 4,297,037
Nomura Holdings, Inc. (Baxter International,
Inc.), 21.47%, 08/03/23 ............ 211 8,931,894
Nomura Holdings, Inc. (Medtronic plc),
14.38%, 08/10/23 ................ 102 8,682,627
Royal Bank of Canada (Koninklijke Philips NV),
20.00%, 07/27/23
(b)
............... EUR 132 2,784,183
SGA Societe Generale Acceptance NV (Abbott
Laboratories), 10.84%, 07/20/23 ...... USD 73 7,784,394
UBS AG (Zimmer Biomet Holdings, Inc.),
17.90%, 08/10/23 ................ 45 6,172,521
43,374,787
Health Care Providers & Services — 1.0%
Barclays Bank plc (Cardinal Health, Inc.),
15.44%, 08/03/23 ................ 64 5,508,328
BMO Capital Markets Corp. (Cigna Group
(The)), 22.25%, 09/14/23 ........... 20 5,613,174
BMO Capital Markets Corp. (Elevance Health,
Inc.), 15.23%, 07/20/23 ............ 11 4,928,954
BMO Capital Markets Corp. (Humana, Inc.),
17.61%, 07/13/23 ................ 3 1,441,650

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BMO Capital Markets Corp. (Laboratory Corp.
of America Holdings), 19.45%, 09/14/23 . USD 31 $ 7,351,344
BNP Paribas Issuance B.V. (Elevance Health,
Inc.), 12.82%, 07/20/23
(b)
........... 33 14,873,613
BNP Paribas SA (AmerisourceBergen Corp.),
9.41%, 08/03/23
(b)
................ 24 4,275,563
BNP Paribas SA (Humana, Inc.),
12.62%, 07/28/23
(b)
............... 15 6,940,766
Citigroup, Inc. (Cardinal Health, Inc.),
14.26%, 08/10/23 ................ 32 2,713,586
Citigroup, Inc. (McKesson Corp.),
11.57%, 08/03/23 ................ 10 4,235,298
Citigroup, Inc. (UnitedHealth Group, Inc.)
11.51%, 07/17/23 ................ 47 22,400,279
11.42%, 09/01/23 ................ 5 2,549,777
Goldman Sachs International (Laboratory Corp.
of America Holdings), 12.90%, 07/03/23 . 27 6,329,153
JPMorgan Structured Products BV (Cigna
Group (The)), 12.67%, 08/03/23 ...... 19 5,282,046
Mizuho Markets Cayman LP (CVS Health
Corp.), 16.00%, 08/03/23 ........... 73 5,032,240
Nomura Holdings, Inc. (Elevance Health, Inc.),
14.86%, 08/10/23 ................ 8 3,636,568
Royal Bank of Canada (Cigna Group (The)),
13.76%, 07/03/23
(b)
............... 18 4,887,461
SGA Societe Generale Acceptance NV (HCA
Healthcare, Inc.), 10.84%, 07/21/23 .... 18 5,258,742
Societe Generale SA (Laboratory Corp. of
America Holdings), 10.33%, 07/26/23 ... 8 1,813,894
Societe Generale SA (Molina Healthcare, Inc.),
12.07%, 07/27/23 ................ 10 3,064,144
118,136,580
Hotel & Resort REITs — 0.0%
Royal Bank of Canada (Host Hotels & Resorts,
Inc.), 17.58%, 08/03/23
(b)
........... 178 3,020,450
Hotels, Restaurants & Leisure — 0.5%
Barclays Bank plc (Booking Holdings, Inc.),
15.24%, 08/03/23 ................ 2 5,259,327
BNP Paribas SA (Aramark), 14.04%, 08/09/23
(b)
........................... 72 2,709,707
BNP Paribas SA (Marriott International, Inc.),
15.40%, 08/02/23
(b)
............... 23 4,230,506
BNP Paribas SA (MGM Resorts International),
17.23%, 08/03/23
(b)
............... 79 3,507,813
BNP Paribas SA (Starbucks Corp.),
12.64%, 08/02/23
(b)
............... 49 4,876,385
BNP Paribas SA (Yum! Brands, Inc.),
8.77%, 08/03/23
(b)
................ 29 4,058,643
Citigroup, Inc. (McDonald's Corp.),
6.82%, 09/01/23 ................. 9 2,570,617
JPMorgan Structured Products BV (Hyatt
Hotels Corp.), 15.48%, 08/09/23 ...... 35 4,016,595
Royal Bank of Canada (McDonald's Corp.),
6.99%, 07/26/23
(b)
................ 80 23,929,063
Societe Generale SA (Domino's Pizza, Inc.),
13.18%, 07/24/23 ................ 10 3,206,668
Societe Generale SA (Hilton Worldwide
Holdings, Inc.), 13.17%, 07/27/23 ..... 37 5,332,651
63,697,975
Household Durables — 0.1%
BNP Paribas SA (Toll Brothers, Inc.),
15.56%, 08/23/23 ................ 38 2,690,638
JPMorgan Structured Products BV (Sony
Group Corp.), 17.90%, 09/08/23 ...... 34 3,066,865
Security
Par (000)
Par (000) Value
Household Durables (continued)
Merrill Lynch International & Co. (Newell
Brands, Inc.), 34.97%, 08/03/23 ...... USD 178 $ 1,532,149
Royal Bank of Canada (NVR, Inc.),
9.77%, 07/25/23
(b)
................ —
(n)
1,698,995
8,988,647
Household Products — 0.0%
BNP Paribas SA (Reckitt Benckiser Group plc),
12.90%, 07/10/23
(b)
............... GBP 23 1,762,941
Industrial Conglomerates — 0.0%
BNP Paribas SA (Siemens AG),
18.97%, 07/20/23
(b)
............... EUR 11 1,732,952
Industrial REITs — 0.0%
Royal Bank of Canada (Prologis, Inc.),
16.22%, 07/19/23
(b)
............... USD 32 3,910,465
Insurance — 0.3%
BNP Paribas SA (Admiral Group plc),
14.06%, 07/27/23
(b)
............... 54 4,100,674
BNP Paribas SA (Prudential Financial, Inc.),
19.94%, 07/10/23
(b)
............... GBP 279 3,941,901
Citigroup, Inc. (Admiral Group plc),
11.93%, 07/26/23 ................ USD 61 4,660,530
JPMorgan Structured Products BV (Chubb
Ltd.), 11.68%, 07/26/23 ............ 31 6,071,368
Mizuho Markets Cayman LP (Willis Towers
Watson plc), 12.80%, 07/13/23 ....... 17 4,056,349
SGA Societe Generale Acceptance NV
(American International Group, Inc.),
12.58%, 08/31/23 ................ 112 6,368,511
SGA Societe Generale Acceptance
NV (Travelers Cos., Inc. (The)),
13.37%, 07/21/23 ................ 44 7,617,761
UBS AG (Fidelity National Financial, Inc.),
13.20%, 08/31/23 ................ 153 5,365,307
42,182,401
Interactive Media & Services — 0.4%
BNP Paribas Issuance B.V. (Meta Platforms,
Inc.), 20.98%, 08/14/23
(b)
........... 21 5,469,556
BNP Paribas SA (TripAdvisor, Inc.),
20.02%, 08/04/23
(b)
............... 133 2,137,495
Citigroup, Inc. (Alphabet, Inc.),
16.42%, 09/01/23 ................ 25 2,988,510
Citigroup, Inc. (Meta Platforms, Inc.),
20.27%, 09/01/23 ................ 12 3,218,464
JPMorgan Structured Products BV (Meta
Platforms, Inc.), 15.49%, 07/27/23 ..... 34 8,901,472
Mizuho Markets Cayman LP (Alphabet, Inc.),
17.22%, 08/24/23 ................ 12 1,414,138
Mizuho Markets Cayman LP (Meta Platforms,
Inc.), 21.51%, 08/24/23 ............ 5 1,488,573
Royal Bank of Canada (TripAdvisor, Inc.),
18.94%, 08/04/23
(b)
............... 159 2,577,469
Societe Generale SA (Alphabet, Inc.),
14.34%, 07/26/23 ................ 199 21,934,782
50,130,459
IT Services — 0.2%
BNP Paribas Issuance B.V. (Gartner, Inc.),
13.74%, 08/02/23 ................ 12 3,799,109
Mizuho Markets Cayman LP (Cognizant
Technology Solutions Corp.),
12.60%, 07/28/23 ................ 80 5,154,347
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 13.97%, 07/31/23
(b)
... 148 9,388,501
18,341,957

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.3%
BNP Paribas SA (Thermo Fisher Scientific,
Inc.), 12.66%, 07/28/23
(b)
........... USD 24 $ 12,640,976
Citigroup, Inc. (Danaher Corp.),
13.24%, 09/01/23 ................ 11 2,600,857
Mizuho Markets Cayman LP (Agilent
Technologies, Inc.), 13.50%, 08/16/23 .. 42 5,088,132
Royal Bank of Canada (Danaher Corp.),
12.17%, 07/21/23
(b)
............... 74 17,708,517
38,038,482
Machinery — 0.2%
Barclays Bank plc (Caterpillar, Inc.),
15.27%, 08/02/23 ................ 24 5,501,819
Barclays Bank plc (PACCAR, Inc.),
13.30%, 07/26/23 ................ 63 4,958,056
BNP Paribas SA (Otis Worldwide Corp.),
10.88%, 07/27/23
(b)
............... 37 3,196,505
Royal Bank of Canada (Cummins, Inc.),
14.11%, 08/03/23
(b)
............... 11 2,691,699
Royal Bank of Canada (Deere & Co.),
11.91%, 08/18/23
(b)
............... 21 7,944,004
24,292,083
Media — 0.2%
(b)
BNP Paribas SA (Comcast Corp.)
11.96%, 07/28/23
(b)
............... 195 7,997,765
19.50%, 08/17/23
(b)
............... 177 7,263,288
SGA Societe Generale Acceptance NV (Fox
Corp.), 12.13%, 08/24/23 ........... 89 3,004,925
Societe Generale SA (Bloomsbury Publishing
plc), 12.08%, 07/27/23 ............. 154 9,845,039
28,111,017
Metals & Mining — 0.0%
UBS AG (Nucor Corp.), 18.60%, 07/21/23 .. 26 3,757,427
Multi-Utilities — 0.0%
Mizuho Markets Cayman LP (Sempra Energy),
12.45%, 08/31/23 ................ 19 2,750,364
UBS AG (Public Service Enterprise Group,
Inc.), 15.40%, 08/10/23 ............ 37 2,309,334
5,059,698
Oil, Gas & Consumable Fuels — 0.4%
Barclays Bank plc (ConocoPhillips),
21.69%, 08/04/23 ................ 31 3,242,503
Barclays Bank plc (Murphy Oil Corp.),
20.69%, 08/04/23 ................ 27 1,016,147
BMO Capital Markets Corp. (Williams Cos., Inc.
(The)), 18.17%, 07/13/23 ........... 95 2,912,507
BNP Paribas SA (Shell plc), 20.14%, 07/20/23
(b)
........................... GBP 230 6,910,185
JPMorgan Structured Products BV (Devon
Energy Corp.), 23.53%, 08/02/23 ...... USD 21 1,012,081
JPMorgan Structured Products BV (Hess
Corp.), 16.59%, 07/27/23 ........... 18 2,476,328
JPMorgan Structured Products BV (Kosmos
Energy Ltd.), 29.42%, 08/31/23 ....... 374 2,198,247
JPMorgan Structured Products BV (Marathon
Petroleum Corp.), 19.44%, 08/02/23 ... 14 1,594,488
JPMorgan Structured Products BV (Valero
Energy Corp.), 20.69%, 07/28/23 ...... 18 2,127,189
Mizuho Markets Cayman LP (Chevron Corp.),
12.55%, 07/28/23 ................ 49 7,855,613
Mizuho Markets Cayman LP (Exxon Mobil
Corp.), 14.30%, 07/28/23 ........... 112 12,165,106
Royal Bank of Canada (BP plc),
19.32%, 07/20/23 ................ GBP 1,376 8,089,814
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Royal Bank of Canada (Marathon Oil Corp.),
15.82%, 08/03/23
(b)
............... USD 46 $ 1,050,514
SGA Societe Generale Acceptance NV
(ConocoPhillips), 20.68%, 08/17/23 .... 22 2,249,401
54,900,123
Personal Care Products — 0.1%
BNP Paribas SA (Coty, Inc.), 17.85%, 08/25/23
(b)
........................... 219 2,661,278
SGA Societe Generale Acceptance NV
(Unilever plc), 10.88%, 08/31/23 ...... 64 3,329,268
5,990,546
Pharmaceuticals — 0.4%
BMO Capital Markets Corp. (Novo Nordisk
A/S), 17.66%, 07/13/23 ............ 10 1,693,222
BNP Paribas SA (AstraZeneca plc),
16.77%, 07/20/23
(b)
............... GBP 36 5,252,892
BNP Paribas SA (Eli Lilly & Co.),
18.76%, 08/17/23
(b)
............... USD 3 1,450,148
BNP Paribas SA (Pfizer, Inc.),
13.06%, 07/27/23
(b)
............... 265 9,818,957
BNP Paribas SA (Zoetis, Inc.),
12.95%, 08/04/23
(b)
............... 23 3,957,880
Royal Bank of Canada (Bayer AG),
19.85%, 07/27/23
(b)
............... EUR 91 5,065,677
Societe Generale SA (Merck & Co., Inc.),
10.76%, 07/31/23 ................ USD 137 15,829,155
43,067,931
Professional Services — 0.2%
BNP Paribas Issuance B.V. (Paycom Software,
Inc.), 16.07%, 08/02/23
(b)
........... 10 3,225,588
BNP Paribas SA (Paycom Software, Inc.),
16.15%, 08/02/23
(b)
............... 15 4,368,580
Royal Bank of Canada (Robert Half
International, Inc.), 18.55%, 07/17/23
(b)
.. 12 833,639
SGA Societe Generale Acceptance NV (Leidos
Holdings, Inc.), 14.55%, 08/24/23 ..... 62 5,365,931
SGA Societe Generale Acceptance NV
(SS&C Technologies Holdings, Inc.),
15.23%, 08/24/23 ................ 121 7,257,636
21,051,374
Retail REITs — 0.0%
JPMorgan Structured Products BV (Simon
Property Group, Inc.), 18.06%, 08/02/23 . 28 3,198,304
Semiconductors & Semiconductor Equipment — 0.0%
BMO Capital Markets Corp. (Intel Corp.),
21.71%, 07/31/23 ................ 50 1,554,985
Software — 0.7%
BNP Paribas SA (Intuit, Inc.),
15.55%, 08/23/23 ................ 17 7,392,256
BNP Paribas SA (Palo Alto Networks, Inc.),
14.11%, 08/23/23 ................ 34 7,532,596
BNP Paribas SA (ServiceNow, Inc.),
16.46%, 07/27/23
(b)
............... 18 9,008,430
Citigroup, Inc. (Microsoft Corp.),
10.60%, 09/01/23 ................ 10 3,136,587
JPMorgan Structured Products BV
(ServiceNow, Inc.), 17.49%, 09/01/23 ... 5 2,660,512
Mizuho Markets Cayman LP (Microsoft Corp.),
12.62%, 08/25/23 ................ 33 10,652,320
Nomura Bank International plc (Microsoft
Corp.), 12.25%, 07/26/23 ........... 70 21,661,142
Royal Bank of Canada (Microsoft Corp.),
14.16%, 08/11/23
(b)
............... 33 10,696,206

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Societe Generale SA (Fortinet, Inc.),
12.75%, 08/03/23 ................ USD 79 $ 5,490,999
Societe Generale SA (ServiceNow, Inc.),
17.08%, 07/27/23 ................ 16 7,686,455
UBS AG (Microsoft Corp.), 17.20%, 08/17/23 14 4,705,772
90,623,275
Specialized REITs — 0.1%
Barclays Bank plc (Equinix, Inc.),
14.12%, 07/27/23 ................ 6 4,275,168
JPMorgan Structured Products BV (Iron
Mountain, Inc.), 15.25%, 08/04/23 ..... 74 4,205,849
8,481,017
Specialty Retail — 0.2%
BNP Paribas SA (O'Reilly Automotive, Inc.),
9.39%, 07/27/23
(b)
................ 7 6,392,774
BNP Paribas SA (Ross Stores, Inc.),
9.48%, 08/18/23
(b)
................ 48 5,242,290
Citigroup, Inc. (Best Buy Co., Inc.),
16.09%, 08/31/23 ................ 54 4,256,952
Mizuho Markets Cayman LP (AutoZone, Inc.),
9.70%, 09/19/23 ................. 2 5,007,007
Mizuho Markets Cayman LP (Dick's Sporting
Goods, Inc.), 17.25%, 08/23/23 ....... 20 2,607,146
Mizuho Markets Cayman LP (TJX Cos., Inc.
(The)), 8.90%, 08/17/23 ............ 64 5,227,215
28,733,384
Technology Hardware, Storage & Peripherals — 0.6%
BMO Capital Markets Corp. (HP, Inc.),
24.72%, 09/14/23 ................ 55 1,675,848
BNP Paribas SA (Apple, Inc.), 14.11%, 08/11/23
(b)
........................... 61 10,820,882
Citigroup, Inc. (Apple, Inc.)
8.96%, 07/31/23 ................. 158 29,088,683
10.74%, 09/01/23 ................ 17 3,171,469
JPMorgan Structured Products BV (Apple,
Inc.), 10.30%, 07/27/23 ............ 59 10,691,130
Mizuho Markets Cayman LP (Apple, Inc.),
8.92%, 07/28/23 ................. 94 16,943,653
Royal Bank of Canada (HP, Inc.),
22.84%, 07/03/23
(b)
............... 59 1,800,750
74,192,415
Textiles, Apparel & Luxury Goods — 0.1%
Citigroup, Inc. (Tapestry, Inc.),
18.93%, 08/18/23 ................ 101 4,233,949
JPMorgan Structured Products BV (Ralph
Lauren Corp.), 24.78%, 08/03/23 ...... 14 1,623,293
5,857,242
Tobacco — 0.1%
Barclays Bank plc (British American Tobacco
plc), 19.52%, 07/27/23 ............. GBP 152 5,008,609
UBS AG (Philip Morris International, Inc.),
13.60%, 07/21/23 ................ USD 137 13,175,990
18,184,599
Trading Companies & Distributors — 0.0%
Barclays Bank plc (MSC Industrial Direct Co.,
Inc.), 15.82%, 08/03/23 ............ 19 1,723,361
Wireless Telecommunication Services — 0.0%
Barclays Bank plc (Vodafone Group plc),
36.51%, 07/27/23 ................ GBP 3,883 3,755,843
Total Equity-Linked Notes — 10.1%
(Cost: $1,215,995,165) ........................... 1,241,677,726
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.78%
,
 05/25/28 ........... USD 3,151 $ 2,727,874
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.78%
,
 05/25/28 .......... 579 501,443
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 600 588,651
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.70%
,
 04/06/26 ................. 2,375 2,351,778
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.70%
,
 04/06/26 ................. 1,276 1,264,169
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 02/01/28 ................. 1,925 1,887,153
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 1,118 1,081,545
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.49%
,
 08/24/28 ..... 2,466 2,463,660
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.49%
,
 02/22/27 .. 934 934,418
13,800,691
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.47%
,
 04/10/28 .. 593 592,382
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.85%
,
 05/06/30 ................. 2,631 2,621,949
3,214,331
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.60%
,
 12/14/27
(a)
.......... 1,925 1,915,209
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.59%
,
 01/24/29 ........... 5,320 4,938,377
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 01/24/30 ................ 1,845 1,452,937
6,391,314
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.61%
,
 11/24/28 .. 1,584 1,579,052
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.43%
,
 06/30/27 ................ 1,674 1,445,657
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.72%
,
 02/12/27 ..... 4,429 3,925,189
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.45%
,
 02/12/27
(e)
................ 429 386,417
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.60%
,
 02/28/30 .. 628 627,639

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 12/21/27 ................. USD 683 $ 667,899
8,631,853
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.45%
,
 05/13/29 600 599,736
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
 04/12/28 ........... 340 325,230
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 8.95%
,
 11/23/27 ................ 1,838 1,726,224
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.95%
,
 10/02/28 ........... 811 751,423
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 140 130,113
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.47%
,
 07/28/28 ..... 993 986,220
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.71%
,
 12/31/26 ................. 2,461 2,421,353
6,940,299
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.69%
,
 07/31/26 ................. 1,436 1,435,687
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.24%
,
 12/20/29 ................. 1,148 1,149,024
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.72%, 07/24/26 ............... 1,656 1,606,276
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%, 07/24/26 ......... 778 750,563
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 8.30%, 10/22/26 ......... 1,587 1,578,239
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.00%, 10/22/27 ......... 699 695,407
CML Paradise Plaza, Term Loan, (3-mo. LIBOR
USD at 0.15% Floor + 0.00%), 0.00% -
8.70%
,
 12/09/26
(e)
................ 9,640 9,349,345
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.60%
,
 06/30/28 ........... 1,613 1,591,982
Focus Financial Partners LLC, Term Loan B6,
06/30/28
(o)
..................... 865 858,729
Greenhill & Co., Inc., Term Loan, (3-mo. CME
Term SOFR + 3.25%), 8.73%
,
 04/12/24 .. 968 966,905
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.09%
,
 04/01/28 ................ 713 698,408
Mercury Borrower, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.72%
,
 08/02/28 ........... 2,311 2,268,894
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.50%), 12.03%
,
 08/02/29 ........... 556 494,830
23,444,289
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 09/30/28 ................. USD 1,280 $ 1,192,523
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.19%
,
 11/24/27 ............ 938 904,070
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 2,526 2,471,161
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 12/29/27 ........... 761 573,939
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.62%
,
 10/04/29 ...... 1,025 978,695
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.65%
,
 06/09/28 ........... 1,627 1,617,692
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.10%
,
 01/31/26 ................. 2,191 2,189,403
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 02/15/30 ................. 322 323,056
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.27%
,
 07/03/28 ........... 1,383 1,165,733
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.70%
,
 02/18/30 ................. 638 633,783
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.72%
,
 10/15/28 ................. 1,911 1,882,653
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.72%
,
 06/30/27 ................. 1,004 994,055
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.00%
,
 03/02/26 ................. 1,763 1,761,222
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.60%
,
 03/29/28 ................. 2,095 2,038,883
Nouryon Finance B.V., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.32%
,
 04/03/28 .. 782 773,445
Olympus Water US Holding Corp., Term Loan,
11/09/28
(o)
..................... 746 719,733
Oxea Holding Vier GmbH, Term Loan B2,
(1-mo. CME Term SOFR + 3.50%),
8.74%
,
 10/14/24 ................. 1,875 1,839,015
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.48%
,
 08/02/28 ........... 1,305 1,293,521
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/22/28 ................. 1,617 1,603,825
24,956,407

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 05/12/28 ................. USD 3,409 $ 3,308,432
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.15%
,
 02/15/29
(e)
................ 1,388 1,353,281
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.72%
,
 06/22/30
(e)
................ 1,588 1,585,706
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.95%
,
 09/07/27 ................. 2,254 2,246,756
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 11/30/28 ................. 1,876 1,857,690
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.60%
,
 11/30/28 ................. 142 140,914
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.15%
,
 05/31/27 ................. 719 719,353
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.20%
,
 10/29/28 ................ 662 654,271
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.52%
,
 12/15/28 ...... 1,173 956,069
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 7.98%
,
 09/23/26 . 1,939 1,937,499
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.10%
,
 08/31/28 ................. 5,081 5,081,228
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.20%
,
 11/02/27 ................. 2,093 1,920,927
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.22%
,
 07/30/28 ................ 1,325 1,285,107
23,047,233
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.59%
,
 01/18/30 ..... 234 234,413
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.60%
,
 03/02/29 ................. 1,020 984,892
1,219,305
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.40% - 9.79%
,
 06/21/24 ...... 1,383 1,363,740
Hilton Washington Dupont Hotel, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 7.67%
,
 04/01/24
(e)
.......... 14,430 13,914,091
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.22%
,
 01/21/28 ..... 1,321 1,314,339
USIC Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.69%
,
 05/12/28 ........... 1,667 1,575,055
18,167,225
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.20%
,
 01/15/27 ........... USD 1,974 $ 1,965,527
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.10%
,
 03/08/29 ................ 744 624,790
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
 04/29/29 ................. 1,176 1,147,686
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.69%
,
 09/22/28 ........... 1,274 1,272,295
5,010,298
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan, (3-mo.
LIBOR GBP + 4.34%), 8.70%
,
 06/05/26
(e)
GBP 10,046 12,698,279
US Foods, Inc., Term Loan B
(3-mo. CME Term SOFR + 2.00%),
7.22%, 09/13/26 ............... USD 1,682 1,679,574
(1-mo. CME Term SOFR + 2.75%),
7.97%, 11/22/28 ............... 961 959,832
15,337,685
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.97%
,
 12/01/27 ...... 4,365 4,326,599
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.11%
,
 08/14/26 ................. 1,091 1,086,603
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.47%
,
 02/05/26 ................. 761 759,897
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.97%
,
 07/31/26 ................. 329 326,639
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.54%
,
 09/15/28 ........... 1,351 1,327,639
7,827,377
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.02%
,
 10/28/27
(a)
................ 1,446 1,336,429
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
 12/11/28 ............ 1,004 941,702
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.95%
,
 12/10/29 ........... 1,629 1,377,857
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.47%
,
 11/24/28 ...... 1,641 1,633,049
Kuehg Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.24%
,
 06/12/30 ................ 1,477 1,460,384
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.76%
,
 01/15/27 . 3,091 3,009,042
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.54%
,
 07/30/25 ................. 990 981,255

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.22%
,
 09/01/25 ................ USD 2,956 $ 2,403,880
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
7.94%
,
 02/05/26 ................. 2,997 2,968,485
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.22%
,
 01/08/27 ........... 1,315 1,288,653
16,064,307
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
7.85%
,
 05/18/30
(a)
................ 914 912,376
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.01%, 07/15/25
(e)
.............. 937 918,314
(3-mo. LIBOR USD + 2.75%),
8.01%, 01/31/26 ............... 460 451,498
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.70%
,
 12/11/26 ................. 6,239 6,228,876
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.72%
,
 10/02/27 .......... 1,328 1,169,161
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.70%
,
 11/04/26 ................. 2,066 2,065,194
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
6.97%
,
 03/01/27 ................. 1,910 1,775,116
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.47%
,
 03/15/27 ................. 2,143 1,644,404
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.44% - 9.73%
,
 09/01/28 ........... 1,170 936,126
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%),
8.48%
,
 09/25/26 ................. 3,114 2,589,606
Virgin Media Bristol LLC, Facility Term
Loan N, (1-mo. LIBOR USD + 2.50%),
7.69%
,
 01/31/28 ................. 462 457,785
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
8.44%
,
 01/31/29 ................. 795 790,739
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 03/09/27 ................. 4,819 3,771,536
22,798,355
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
7.19%
,
 01/15/25
(a)
................ 777 775,852
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.25%
,
 06/23/28
(a)(e)
........ 1,659 1,613,565
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.97%
,
 07/02/29
(a)
................ USD 1,192 $ 1,187,179
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.22%, 06/28/24
(e)
.............. 41 30,804
(1-mo. LIBOR USD + 1.00%),
6.15%, 06/30/25 ............... 407 227,808
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.51%
,
 10/05/28 . 2,954 2,944,754
3,203,366
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.22%
,
 04/22/26 ................. 1,776 1,383,205
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.49%
,
 03/08/30 ........... 1,040 1,030,644
City Football Group Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.27%
,
 07/21/28 ................. 2,014 1,973,797
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.60%
,
 11/27/28 ................. 2,306 2,298,725
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.54% - 8.73%
,
 03/08/24 ...... 4,629 4,287,016
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.10%
,
 01/15/30 1,308 1,307,346
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.93%
,
 10/19/26 ................. 4,454 4,438,932
NASCAR Holdings LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.72%
,
 10/19/26 ................. 398 398,421
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
7.94%
,
 03/13/28 ................. 1,916 1,906,689
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
7.77%
,
 01/23/25 ................. 1,311 1,307,091
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.05%
,
 04/29/26 ........... 1,632 1,629,259
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 7.95%
,
 05/18/25 ..... 3,280 3,267,883
WMG Acquisition Corp., Term Loan G, (3-mo.
LIBOR USD + 2.13%), 7.33%
,
 01/20/28 . 3,198 3,186,186
28,415,194
Financial Services — 1.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.70%
,
 12/21/28 . 795 790,421
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.49%
,
 08/15/28 . 1,780 1,578,362
Belron Finance LLC, Term Loan, (3-mo. LIBOR
USD + 2.25%), 7.56%
,
 10/30/26 ...... 1,286 1,283,610

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.83%
,
 04/18/29 ................. USD 473 $ 472,707
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.80%
,
 04/13/28 ................. 784 782,212
CML Hyatt Lost Pines, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 0.00%),
8.32%
,
 09/09/24
(e)
................ 10,600 10,388,952
CML La Quinta Resort, Term Loan, (1-
mo. LIBOR USD + 0.00%), 0.00% -
8.17%
,
 10/25/24
(e)
................ 8,911 8,639,623
CML ST Regis Aspen, Term Loan, (1-mo. CME
Term SOFR at 0.10% Floor + 0.00%), 0.00%
- 7.96%
,
 02/07/25
(e)
............... 12,450 11,989,699
CML Terranea Resort, Term Loan, (1-mo.
LIBOR USD + 0.00%), 0.00%
,
 01/01/30
(e)
5,600 5,600,000
Colorado Plaza, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00% - 14.75%
,
 11/15/23
(e)(f)
(k)
........................... 7,906 3,969,883
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.99%
,
 04/09/27 ...... 6,011 5,822,345
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 12.29%
,
 04/07/28 ........... 1,440 1,333,800
Houston Center, Term Loan, (1-mo. LIBOR
USD + 0.00%), 7.27%
,
 01/24/24
(e)
..... 42,968 34,149,575
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.45%
,
 03/24/25 ................. 2,420 2,409,158
Park Avenue Tower, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00% - 7.92%
,
 03/09/24
(e)
31,696 29,303,684
Sheraton Austin, Term Loan, (1-mo. CME Term
SOFR at 0.25% Floor + 0.00%), 0.00% -
8.52%
,
 06/01/24
(e)
................ 9,652 9,268,835
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.02%
,
 12/11/26 ...... 3,147 3,093,910
The Vinoy St. Petersburg, Term Loan, (6-mo.
CME Term SOFR at 0.39% Floor + 0.00%),
0.00% - 7.72%
,
 06/09/24
(e)
.......... 11,528 10,978,379
Travelport Finance (Luxembourg) S.a r.l., Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.36%
,
 05/29/26
(e)
............... 1,352 838,319
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
8.12%
,
 01/31/29 ................. 646 631,940
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.47%
,
 03/31/28 ..... 1,026 1,024,610
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.85%
,
 10/19/27 ........... 1,637 1,620,576
145,970,600
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.97%
,
 10/01/25 ........... 1,793 1,642,197
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.65%
,
 10/10/26 .. 179 175,070
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.72%
,
 10/25/27 ................. 3,990 3,963,135
Security
Par (000)
Par (000) Value
Food Products (continued)
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.45%
,
 01/29/27 ................. USD 4,662 $ 4,630,454
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 607 532,340
Hostess Brands LLC, 1st Lien Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 2.25%),
7.52%
,
 08/03/25 ................. 1,507 1,504,792
Hostess Brands, LLC, Term Loan, 06/28/30
(o)
101 100,658
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 798 796,615
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.77%
,
 06/08/28 ...... 2,353 2,323,469
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.49%
,
 03/31/28 ........... 2,419 2,334,390
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 01/20/28 ................. 2,900 2,892,936
20,896,056
Ground Transportation — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.93%
,
 04/06/28 ...... 501 484,289
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 08/06/27 ................. 1,123 1,108,092
Uber Technologies, Inc., Term Loan, 8.00% -
8.03%
,
 03/03/30 ................. 2,249 2,246,901
3,839,282
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45%
,
 11/03/28 ................. 2,631 2,568,946
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.00%
,
 03/05/26 ................ 845 773,959
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 05/04/28 ................. 885 883,834
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 10/23/28 ................. 5,236 5,172,030
9,398,769
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.44%
,
 09/29/28 ...... 1,623 1,613,601
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.46%
,
 11/08/27 ............ 1,584 1,577,060
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.22%
,
 11/01/28 ................. 2,291 2,278,197
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 4.25%),
9.49%
,
 03/31/27 ................. 1,830 388,926
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.25%, 02/18/27 ............... 1,330 974,304

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.25%, 11/15/28 .......... USD 414 $ 295,737
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.25%
,
 11/15/29 ........... 611 405,746
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.47%
,
 08/31/26 ................. 1,838 1,700,915
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.61%
,
 11/01/28 ...... 1,323 1,239,952
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.36%
,
 11/01/29 ..... 404 357,035
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.94%
,
 10/27/28 ........... 1,605 1,602,193
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.69%
,
 02/14/25 ........... 73 71,438
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.90%
,
 08/31/26 ........... 604 602,808
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.44%
,
 05/16/29 ................. 347 346,962
13,454,874
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 392 377,022
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.59%
,
 02/15/29 ................. 3,185 3,061,290
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.54%
,
 06/02/28 ................. 4,708 4,323,687
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.22%
,
 08/27/25 ................. 2,723 2,719,467
10,481,466
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.94%
,
 11/19/26 ................. 2,954 2,930,136
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.94%
,
 02/02/26 ................. 1,870 1,808,275
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
8.95%
,
 05/31/30
(e)
................ 168 167,580
Bally's Corp., Facility Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.40%
,
 10/02/28 ................. 996 971,679
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%
,
 02/06/30 ........... 1,229 1,227,802
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.22%
,
 06/30/25 ................. 2,628 2,622,142
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.20%
,
 03/17/28 ................. 1,663 1,646,357
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
CML Lake Tahoe Resort Hotel, Term Loan,
(1-mo. LIBOR USD + 0.00%), 0.00% -
8.06%
,
 12/09/24
(e)
................ USD 5,884 $ 5,638,274
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%
,
 01/27/29 ........... 5,256 5,180,539
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.75%
,
 07/21/26 ................. 2,054 2,052,656
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.75%
,
 07/22/28 ................. 1,938 1,939,671
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%
,
 11/30/29 ............ 3,669 3,673,617
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.94%
,
 06/22/26 ................. 3,294 3,288,928
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 12/15/27 ................. 2,953 2,930,115
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.25%
,
 04/14/29 ........... 1,372 1,368,490
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.44%
,
 03/09/28 ................. 1,116 769,913
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.95%
,
 05/03/29 ........... 1,939 1,930,552
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.34%
,
 01/05/29 ................. 783 779,961
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.25%
,
 08/25/28 ........... 1,111 1,106,357
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.45%
,
 02/08/27 ................. 2,371 2,361,595
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 08/03/28 ................. 2,535 2,516,546
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.45%
,
 05/24/30 ........... 913 912,954
47,824,139
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.75%
,
 05/17/28 ................. 1,613 1,351,852
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... 2,910 2,752,768
Serta Simmons Bedding LLC, Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.50%),
0.00%
,
 08/10/23 ................. 946 946,102
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.22%
,
 10/06/28 ........... 1,141 919,944

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.47%
,
 10/30/27 ........... USD 3,439 $ 3,011,315
8,981,981
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.06%
,
 09/29/28 ................. 1,857 1,854,381
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.44%
,
 12/22/27 ................. 628 623,886
2,478,267
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.03%
,
 12/15/27
(a)
.......... 1,393 1,382,520
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.65%
,
 11/05/27 ............ 1,991 1,977,573
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.65%
,
 11/05/27 .......... 4,089 4,059,845
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.44%, 02/19/28 ......... 2,394 2,370,168
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.95%, 02/19/28 ......... 480 477,892
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.72%, 02/12/27 ......... 3,756 3,718,932
Hub International Ltd., Term Loan
(2-mo. LIBOR USD + 3.00%), 8.14% -
8.16%, 04/25/25 ............... 355 354,614
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.07%, 11/10/29 .......... 656 654,695
Hub International Ltd., Term Loan B3, (2-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.40% - 8.41%
,
 04/25/25 ........... 4,727 4,715,161
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 09/01/27 ................. 2,619 2,612,958
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.25%),
8.79%, 12/02/26 ............... 780 779,332
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.99%, 11/22/29 .......... 2,879 2,872,201
24,593,371
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
8.29%
,
 06/26/28 ................. 1,181 1,181,026
Camelot US Acquisition LLC, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.22%, 10/30/26 ............... 4,111 4,102,126
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.94%
,
 10/10/25 . 652 650,940
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.70%
,
 01/29/26 ................. 1,038 1,035,518
6,969,610
Security
Par (000)
Par (000) Value
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.47%
,
 01/31/28 ................ USD 1,906 $ 1,616,536
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.47%
,
 01/20/29 ................ 1,418 1,185,803
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.47%
,
 08/19/28 ..... 206 196,030
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.79%
,
 12/23/26 ...... 1,488 1,430,236
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 12.95%
,
 07/31/28 ........... 1,398 1,394,799
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.47%
,
 07/30/27 ................. 991 977,341
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.34%
,
 10/01/27 ........... 3,434 3,378,502
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.10%
,
 11/09/29 ................. 1,399 1,400,859
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.19%
,
 08/10/27 ................. 1,573 1,569,580
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.85%
,
 02/24/28 ........... 4,143 4,114,334
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.28%
,
 06/28/29 ................ 1,021 977,938
18,241,958
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.19%
,
 12/01/28
(e)
.......... 1,102 1,049,772
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.70%
,
 03/15/30 ................. 1,141 1,139,234
2,189,006
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.45%
,
 11/08/27 ................. 1,592 1,590,608
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.19%
,
 02/22/28 ........... 2,227 2,175,187
Curia Global, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.90%
,
 08/30/26 ................. 200 171,465
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.72%
,
 02/04/27 ...... 1,367 1,312,210
Fortrea Holdings Inc., Term Loan B, 06/12/30
(o)
457 456,771
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.75%, 07/03/28 ......... 2,942 2,939,839
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.03%
,
 10/19/27 ........... 2,258 2,255,558

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.35%
,
 11/15/28 ............ USD 3,258 $ 3,228,915
14,130,553
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 5.25%),
10.52%
,
 08/17/26
(e)
............... 1,987 1,972,577
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.23%
,
 05/14/28 ................. 354 353,124
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.72%, 10/21/28 ......... 1,622 1,614,581
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.45%, 10/21/28 ......... 1,972 1,969,173
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
6.95%
,
 03/01/27 ................. 1,094 1,091,650
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.70%
,
 03/31/27 ................. 2,356 2,341,728
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 3,250 3,167,281
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.74%
,
 11/22/29 ................. 2,292 2,280,794
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
6.95%
,
 03/01/27 ................. 2,254 2,249,466
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 2,318 2,267,945
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.70%
,
 04/05/29 ................. 2,188 2,157,560
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... 3,711 3,674,201
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 7.98%
,
 03/02/27 .. 2,602 2,590,045
27,730,125
Media — 0.2%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.76%
,
 03/03/25 ........... 1,400 1,364,397
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 1,132 1,176,026
Cable One, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.00%), 7.19%
,
 05/03/28 ...... 1,222 1,196,397
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
6.80%
,
 04/30/25 ................. 1,561 1,559,100
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.81%
,
 08/21/26 ................. 3,099 2,954,128
Cogeco Communications Finance LP, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.72%
,
 09/01/28 ...... 1,616 1,602,247
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.44%, 07/17/25 ............... USD 1,013 $ 974,095
(1-mo. LIBOR USD + 2.50%),
7.69%, 04/15/27 ............... 1,837 1,599,887
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.22%
,
 08/02/27 ................ 2,287 2,232,948
Learfield Communications LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.77%
,
 12/01/23 ........... 1,630 1,260,823
Midcontinent Communications, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.85%
,
 08/15/26
(e)
................ 1,165 1,141,472
Nexstar Media, Inc., Term Loan B4,
(1-mo. CME Term SOFR + 2.50%),
7.72%
,
 09/18/26 ................. 509 508,482
Sinclair Television Group, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 3.00%),
8.20%
,
 04/01/28 ................. 672 542,646
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.36%
,
 05/11/29
(e)
................ 1,518 1,510,082
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.69%
,
 04/30/28 ................. 1,197 1,177,333
20,800,063
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.75%
,
 12/21/28 ........... 3,956 3,869,255
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.68%
,
 09/19/29 ........... 319 315,607
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 10/18/28 ........... 2,570 2,546,079
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.98%
,
 01/31/28 ................. 898 898,057
7,628,998
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ 2,258 2,303,183
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 2,287 2,284,223
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 1,490 1,450,691
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 2,495 2,446,822
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.76%
,
 06/21/27 ................ 2,636 2,735,321
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.29%
,
 04/21/28 ................. 1,967 1,963,196
WestJet Airlines Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.25%
,
 12/11/26 ................. 1,416 1,370,996
14,554,432

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.09%
,
 10/01/26
(a)
......... USD 6,507 $ 6,464,100
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.72%
,
 05/04/25 ................. 1,382 1,328,919
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.20%
,
 02/28/28 ................ 886 859,978
Bausch Health Cos., Inc., Term Loan,
02/01/27
(o)
..................... 1,184 890,312
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.96%
,
 08/01/27 ................. 2,221 2,178,994
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.69%
,
 05/05/28 ................. 2,617 2,612,785
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.26%
,
 06/02/28 ................. 1,764 1,761,689
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.45%
,
 04/20/29 ................. 1,089 1,079,471
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
 11/18/27
(e)
.......... 1,345 1,287,928
12,000,076
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.72%
,
 02/04/28 ................. 1,628 1,623,309
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.75%
,
 06/02/28 ................. 4,213 3,798,404
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.43%
,
 02/06/26 ................. 5,928 5,929,244
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.33%
,
 01/18/29 ................. 1,478 1,472,744
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.59%
,
 06/22/29 ...... 719 702,508
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 06/22/29 ................. 1,557 1,522,099
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 6.95%
,
 04/28/28 ........... 1,081 1,071,762
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.85%
,
 04/29/29
(e)
.......... 2,412 2,261,039
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.94%
,
 07/11/25 ................. 650 648,191
Maximus, Inc., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 0.00%), 0.00% -
7.23%
,
 05/28/28 ................. 641 639,527
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 6.95%
,
 11/16/26 .. 1,500 1,494,259
Security
Par (000)
Par (000) Value
Professional Services (continued)
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.47%
,
 12/01/28 ................. USD 1,955 $ 1,948,935
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.49%
,
 02/28/27 ..... 2,290 2,255,473
25,367,494
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.45%
,
 01/31/30
(e)
2,113 2,044,189
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR + 2.75%),
7.97%
,
 08/21/25 ................. 1,124 1,113,170
3,157,359
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.94%
,
 08/17/29 ................. 1,575 1,574,592
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.74%
,
 12/02/28 ................. 820 808,492
2,383,084
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 09/18/26 ........... 1,190 1,190,655
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.99%
,
 09/17/27 ........... 805 804,501
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 8.97%
,
 10/02/25 .. 1,296 1,284,531
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.47%
,
 09/21/28 ........... 2,249 2,240,934
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.49%
,
 07/06/29 ................. 2,633 2,623,638
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
 03/30/29 ........... 6,182 5,772,615
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 10/08/28 ................. 665 647,152
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.25%
,
 10/08/29
(e)
............... 1,527 1,374,300
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.57%
,
 12/01/28 ................ 394 358,213
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.20%
,
 09/12/29 ................. 1,644 1,634,792
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.19% - 9.22%
,
 12/01/27 3,334 3,322,142
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.00%
,
 10/27/28 ..... 3,163 3,152,089
Instructure Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28 ................. 1,034 1,033,236

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
10.03%
,
 07/27/28 ................ USD 1,838 $ 1,377,745
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.53%
,
 07/27/29 ........... 2,926 1,886,948
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.96%
,
 03/01/29 ................. 2,718 2,594,119
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.35%
,
 05/03/28 ................. 7,903 7,570,658
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.35%
,
 02/23/29 ................ 2,419 2,097,319
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.47%
,
 08/31/28 ................. 4,534 4,431,920
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.22%
,
 04/24/28 ................. 5,292 5,171,413
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.05%
,
 08/01/25 ................. 1,289 1,287,450
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
9.04%
,
 10/07/27 ................. 2,583 2,552,265
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 04/16/25 ................. 931 930,108
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 04/16/25 ................. 832 830,673
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.62%, 05/04/26 ......... 664 650,718
(3-mo. CME Term SOFR + 3.75%),
8.90%, 05/04/26 ............... 1,300 1,280,584
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.62%
,
 05/03/27 ................ 1,583 1,531,400
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.81%
,
 07/20/28 ........... 289 285,325
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.95%
,
 02/28/30 ................. 387 386,331
60,303,774
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.18%, 02/07/25 ............... 1,320 1,295,743
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.42%, 03/31/26 ......... 1,453 1,443,085
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.22%
,
 05/04/28 . 2,789 2,761,591
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 02/11/28 ................. 2,587 2,578,202
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.20%
,
 08/04/28 ................. 1,664 1,659,546
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.69%, 10/20/28 ......... USD 666 $ 642,731
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.45%, 10/20/28 ......... 591 569,130
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%
,
 02/08/28 ........... 201 186,920
11,136,948
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%), 8.70% -
8.89%
,
 02/20/29 ................. 1,019 1,020,100
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.85%
,
 03/08/30
(e)
................ 512 512,997
1,533,097
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.68% -
7.69%
,
 07/27/28 ................. 3,964 3,938,146
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.69%, 06/02/28 ......... 2,836 2,749,769
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%, 06/02/28 ......... 679 661,117
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
15.00%
,
 05/30/24
(e)
............... 854 839,532
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
9.00%
,
 08/28/24
(e)
................ 2,023 1,223,797
9,412,361
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.97%, 09/22/28 ......... 1,296 1,283,597
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%, 09/22/28 ......... 936 929,801
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.43%
,
 12/15/26 ................ 1,399 1,307,737
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.49%
,
 03/17/30 ................. 347 325,434
3,846,569
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/27/24 ................. 905 827,679
Digicel International Work Fee, Term Loan,
01/01/38
(o)
..................... 39 35,777
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%
,
 04/30/28 ........... 820 818,259
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.95%
,
 04/11/25 .. 1,662 1,661,181
3,342,896
Total Floating Rate Loan Interests — 6.3%
(Cost: $806,293,709) ............................. 776,703,967

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.0%
(c)
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ USD 1,201 $ 1,132,026
3.75%, 01/15/31
(b)
................ 1,175 1,064,362
Empresa Nacional del Petroleo, 6.15%
,
05/10/33
(b)
..................... 1,515 1,510,743
3,707,131
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,847 3,670,307
8.88%, 01/13/33 ................. 2,184 2,152,932
5.88%, 05/28/45 ................. 2,181 1,480,136
7,303,375
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 500 507,408
France — 0.1%
Electricite de France SA
(a)(j)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(c)
..................... 900 950,879
(12-Year EUR Swap Annual + 3.79%),
5.38%
(c)
..................... 1,200 1,276,704
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(c)
............... 600 556,870
(5-Year EUR Swap Annual + 3.20%),
3.00%
(c)
..................... 1,000 921,846
(5-Year EUR Swap Annual + 3.97%),
3.38%
(c)
..................... 3,000 2,506,857
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(b)
..................... USD 752 771,161
6,984,317
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
..................... 2,633 2,599,087
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
.. 2,816 2,460,255
Ireland — 0.1%
AIB Group plc
(a)
(5-Year EUR Swap Annual + 5.70%),
5.25%
(c)(j)
.................... EUR 6,679 6,798,363
(3-mo. LIBOR USD + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,900 2,833,517
(5-Year EUR Swap Annual + 6.63%),
6.25%
(c)(j)
.................... EUR 5,653 5,813,196
(5-Year EUR Swap Annual + 2.15%),
1.88%, 11/19/29
(c)
.............. 726 744,441
16,189,517
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(c)
3.63%, 09/24/24 ................. 694 733,665
(3-mo. EURIBOR + 3.21%), 6.75%,
03/02/26
(a)
................... 2,106 2,298,067
Poste Italiane SpA, (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a)(c)(j)
...... 1,275 1,053,895
4,085,627
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,111 1,097,968
4.69%, 05/15/29
(b)
................ 1,647 1,476,107
Security
Par (000)
Par (000) Value
Mexico (continued)
Petroleos Mexicanos
6.88%, 08/04/26 ................. USD 520 $ 482,950
8.75%, 06/02/29 ................. 1,547 1,387,118
5.95%, 01/28/31 ................. 3,361 2,448,925
6.70%, 02/16/32 ................. 3,558 2,700,344
6.75%, 09/21/47 ................. 3,693 2,307,719
11,901,131
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 2,651 2,508,350
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 2,704 2,181,398
5.13%, 08/11/61 ................. 1,725 1,326,249
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,412 1,310,308
4,817,955
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(b)
..................... 1,696 1,679,040
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 323,410
Total Foreign Agency Obligations — 0.5%
(Cost: $72,702,799) .............................. 65,066,603
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. 1,445 1,473,163
5.45%, 09/16/32 ................. 1,150 1,024,317
7.50%, 09/20/47 ................. 1,474 1,335,606
3,833,086
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... 4,211 3,152,439
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 2,034 1,930,836
3.88%, 03/22/26 ................. EUR 436 455,891
3.88%, 04/25/27 ................. USD 2,562 2,319,302
3.25%, 04/22/32 ................. 1,997 1,472,987
8.00%, 04/20/33 ................. 3,283 3,337,990
4.13%, 05/15/51 ................. 1,110 663,036
10,180,042
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
.. 1,308 1,310,485
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 1,828 1,787,455
5.50%, 02/22/29
(b)
................ 1,410 1,320,451
5.50%, 02/22/29
(c)
................ 1,425 1,334,498
7.05%, 02/03/31
(b)
................ 1,510 1,504,141
4.88%, 09/23/32
(b)
................ 1,268 1,079,081
5.30%, 01/21/41
(c)
................ 1,898 1,493,707
8,519,333
Egypt — 0.0%
Arab Republic of Egypt, 6.38%
,
04/11/31
(b)
.. EUR 1,052 633,400
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 1,535 1,459,662
5.25%, 08/10/29
(c)
................ 1,020 969,939

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Guatemala (continued)
5.38%, 04/24/32
(b)
................ USD 1,693 $ 1,604,473
3.70%, 10/07/33
(c)
................ 1,915 1,540,598
6.60%, 06/13/36
(b)
................ 1,270 1,278,255
4.65%, 10/07/41
(b)
................ 2,213 1,766,571
8,619,498
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ................. 578 575,688
5.25%, 06/16/29
(b)
................ 3,711 3,604,717
4,180,405
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,103 1,085,506
Republic of Indonesia, 4.75%
,
02/11/29 .... 1,527 1,518,388
2,603,894
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ................. 4,130 3,971,036
5.88%, 10/17/31 ................. EUR 882 803,367
4,774,403
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. USD 1,400 1,331,302
4.50%, 04/22/29 ................. 2,587 2,508,976
4.88%, 05/19/33 ................. 615 586,796
6.35%, 02/09/35 ................. 770 807,745
4.75%, 03/08/44 ................. 2,402 2,059,043
6.34%, 05/04/53 ................. 2,125 2,163,250
9,457,112
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,325 1,155,533
5.95%, 03/08/28
(b)
................ 812 818,780
1,974,313
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,451,297
7.63%, 11/28/47
(c)
................ 1,611 1,140,717
2,592,014
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(c)
4,178 3,882,198
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ................. 1,678 1,467,797
2.25%, 09/29/32 ................. 2,723 2,077,050
3.30%, 01/19/33 ................. 1,360 1,131,398
4.50%, 05/15/47 ................. 2,537 2,000,323
6.85%, 03/28/54 ................. 2,670 2,772,528
9,449,096
Paraguay — 0.0%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 1,088 1,078,686
5.60%, 03/13/48
(c)
................ 1,662 1,456,660
5.40%, 03/30/50
(b)
................ 582 498,535
5.40%, 03/30/50
(c)
................ 372 318,652
3,352,533
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,169,824
Security
Par (000)
Par (000) Value
Peru (continued)
2.78%, 01/23/31 ................. USD 1,703 $ 1,458,126
3.00%, 01/15/34 ................. 3,334 2,756,984
6,384,934
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,195,715
2.95%, 05/05/45 ................. 1,619 1,151,497
2,347,212
Poland — 0.1%
Republic of Poland
5.75%, 11/16/32 ................. 1,910 1,999,216
4.25%, 02/14/43
(c)
................ EUR 2,005 2,145,915
5.50%, 04/04/53 ................. USD 1,241 1,245,815
5,390,946
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 2,985,542
2.88%, 03/11/29
(c)
................ EUR 3,100 2,935,356
2.50%, 02/08/30
(c)
................ 2,698 2,421,075
2.12%, 07/16/31
(c)
................ 2,704 2,228,385
7.63%, 01/17/53
(b)
................ USD 552 608,580
11,178,938
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ 1,619 1,574,364
3.25%, 11/17/51
(c)
................ 3,975 2,781,308
5.00%, 01/18/53
(b)
................ 3,324 3,074,866
7,430,538
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 1,866 1,638,983
5.88%, 04/20/32 ................. 2,049 1,814,717
5.00%, 10/12/46 ................. 5,156 3,419,923
6,873,623
Ukraine — 0.0%
Ukraine Government Bond
(a)(f)(k)
8.99%, 02/01/26
(c)
................ 3,160 784,849
7.25%, 03/15/35
(b)
................ 1,548 354,136
1,138,985
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 2,705 2,927,420
Total Foreign Government Obligations — 1.0%
(Cost: $131,263,602) ............................. 122,186,847
Shares
Shares
Investment Companies
(p)
iShares Core Dividend Growth ETF ...... 1,855,771 95,627,880
iShares iBoxx $ High Yield Corporate Bond
ETF
(q)
........................ 516,174 38,749,182
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(q)
.................... 1,535,578 166,057,405
iShares MBS ETF .................. 3,964,178 369,719,061
Total Investment Companies — 5.4%
(Cost: $660,569,708) ............................. 670,153,528

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.08%, 11/25/35 USD 1,248 $ 1,027,320
Series 2005-8, Class 7A2, (1-mo. LIBOR
USD at 0.56% Floor and 11.00% Cap +
0.56%), 5.71%, 11/25/35 .......... 535 518,840
Series 2005-9, Class 5A1, (1-mo. LIBOR
USD at 0.54% Floor and 11.00% Cap +
0.54%), 5.69%, 11/25/35 .......... 332 326,568
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.62%,
06/25/35
(a)
................... 388 341,565
Series 2005-36, Class 2A1A, (1-mo. LIBOR
USD at 0.62% Floor and 11.00% Cap +
0.62%), 5.77%, 08/25/35
(a)
........ 929 824,985
Series 2005-61, Class 1A1, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.67%,
12/25/35
(a)
................... 168 150,333
Series 2005-63, Class 3A3, 3.83%,
11/25/35
(a)
................... 1,699 1,456,986
Series 2005-63, Class 5A1, 3.94%,
12/25/35
(a)
................... 35 31,157
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 46 40,670
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 4.98%, 02/25/36
(a)
........ 3,575 3,255,764
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 628 371,127
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 981 492,694
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 455 215,526
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 686 293,557
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,653 1,169,129
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,713 953,176
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 773 444,994
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 136,153
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.67%,
11/20/46
(a)
................... 3,288 2,442,785
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,199 541,550
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 5.71%, 11/25/46
(a)
4,784 3,742,751
Series 2006-OA14, Class 2A1, (1-mo.
LIBOR USD at 0.38% Floor + 0.38%),
5.53%, 11/25/46
(a)
.............. 2,337 2,074,531
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 4.83%, 11/25/46
(a)
........ 6,425 5,426,714
Series 2006-OA16, Class A2, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.53%,
10/25/46
(a)
................... 279 253,762
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA2, Class A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.58%,
05/20/46
(a)
................... USD 1,212 $ 1,022,748
Series 2006-OA3, Class 2A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.57%,
05/25/36
(a)
................... 6,395 5,464,626
Series 2006-OA8, Class 1A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.53%,
07/25/46
(a)
................... 8,459 7,280,926
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,730 793,917
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 384 183,230
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 233 147,857
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 217 130,281
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,147 588,608
Series 2007-19, Class 1A8, 6.00%, 08/25/37 558 286,381
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,070 1,507,167
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 451 233,670
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,149 1,508,639
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 541 258,962
Series 2007-AL1, Class A1, (1-mo. LIBOR
USD at 0.25% Floor + 0.25%), 5.40%,
06/25/37
(a)
................... 5,323 4,442,312
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,553 642,604
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 5.36%, 11/25/47
(a)
........ 1,318 1,081,979
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.43%,
04/25/47
(a)
................... 7,957 7,050,834
Series 2007-OA4, Class A1, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.49%,
05/25/47
(a)
................... 3,080 2,638,674
Series 2007-OA8, Class 2A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.51%,
06/25/47
(a)
................... 6,728 5,069,738
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 981 580,258
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.95%,
10/25/46 .................... 8,329 7,059,277
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 4.92%, 10/25/46 ......... 4,483 3,124,517
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 540 457,646
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 281 236,898
Series 2006-D, Class 6A1, 3.38%, 05/20/36 257 203,385
Series 2007-D, Class 1A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.58%,
06/20/47 .................... 972 763,317
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. LIBOR USD at 0.45%
Floor + 0.45%), 5.83%, 09/25/37
(a)(b)
.... 722 659,739

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ALT-A Trust, Series 2006-2,
Class 11A1, (1-mo. LIBOR USD at 0.44%
Floor and 11.50% Cap + 0.44%), 5.59%,
04/25/36
(a)
..................... USD 3,695 $ 3,116,742
Bear Stearns Asset-Backed Securities I Trust
(a)
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 619 414,390
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 653 395,410
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. LIBOR
USD at 0.17% Floor and 10.50% Cap +
0.17%), 5.32%, 03/25/37 ......... 964 898,558
Series 2007-AR3, Class 1A1, (1-mo. LIBOR
USD at 0.14% Floor and 10.50% Cap +
0.14%), 5.29%, 03/25/37 ......... 1,485 1,273,305
Series 2007-AR4, Class 1A1, (1-mo. LIBOR
USD at 0.40% Floor and 10.50% Cap +
0.40%), 5.55%, 09/25/47 ......... 1,698 1,535,595
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. LIBOR
USD at 0.27% Floor and 10.50% Cap +
0.27%), 5.42%, 04/25/35
(a)
........ 770 704,276
Series 2005-9, Class 1A1, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 5.75%,
05/25/35
(a)
................... 2,405 1,933,210
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 4.94%, 04/25/46
(a)
........ 2,560 802,351
Series 2007-21, Class 1A1, 6.25%, 02/25/38 138 70,639
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 618 232,114
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 944 354,442
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,327 7,682,044
Series 2022-3, Class A1, 5.00%, 05/25/67 8,944 8,625,640
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(a)(b)(d)
................... 5,287 5,287,206
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 60 53,544
COLT Mortgage Loan Trust
(a)(b)
Series 2022-5, Class A1, 4.55%, 04/25/67 4,108 3,946,088
Series 2022-9, Class A1, 6.79%, 12/25/67
(d)
12,707 12,716,757
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 309 257,166
CSMC Trust
(a)(b)
Series 2011-4R, Class 1A2, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.53%,
09/27/37 .................... 4,240 3,448,067
Series 2022-ATH2, Class A1, 4.55%,
05/25/67 .................... 1,517 1,447,016
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.53%,
08/25/47
(a)
..................... 10,400 8,464,138
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 2,071 1,637,684
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.73%,
02/25/37
(a)
..................... 882 524,930
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
............... 14,618 13,819,476
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.54%, 05/25/35
(a)
..... 19 16,987
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo.
LIBOR USD at 0.17% Floor + 0.17%),
5.32%, 02/25/36 ............... USD 2,085 $ 1,807,427
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 5.98%, 03/25/36 958 921,193
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. LIBOR USD at 0.50% Floor and
11.00% Cap + 0.50%), 5.65%, 10/25/35
(a)
1,211 1,028,747
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 559 409,155
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,222 723,811
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.60%,
08/25/37 .................... 93 70,406
Series 2007-AR15, Class 2A1, 3.23%,
08/25/37 .................... 481 365,826
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 13,998 13,075,735
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 4.67%,
12/25/35 .................... 329 305,693
Series 2006-1, Class 2A1, 4.05%, 02/25/36 266 257,397
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(a)(b)(d)
.............. 13,422 13,161,853
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,314,166
Mill City Mortgage Loan Trust
(a)(b)(d)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 .................... 5,060 4,985,491
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 .................... 8,358 8,266,141
OBX Trust
(a)(b)(d)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 5,753 5,596,623
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 3,189 3,165,391
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 20,006 19,978,819
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
... 16,500 14,264,908
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 304 247,838
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 15,858 15,427,073
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 142 116,674
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.64%,
10/25/39
(a)(b)
.................... 12,482 12,475,144
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 116,344
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 33 25,364
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a)(b)(d)
....... 17,048 16,566,263
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(a)(b)(d)
.. 15,340 14,459,365
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.20%,
04/25/47
(a)
..................... 184 87,996

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. LIBOR
USD at 0.46% Floor and 10.50% Cap +
0.46%), 5.61%, 02/25/36 ......... USD 510 $ 442,758
Series 2006-AR4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.53%, 06/25/36 ......... 7,076 6,052,918
Series 2006-AR6, Class 2A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.53%, 07/25/46 ......... 8,982 6,422,668
Series 2007-AR4, Class GA4B, (1-mo.
LIBOR USD at 0.18% Floor + 0.18%),
5.33%, 09/25/47 ............... 1,693 1,544,672
Verus Securitization Trust
(b)(d)
Series 2022-3, Class A1, 4.13%, 02/25/67 10,822 9,882,773
Series 2022-INV2, Class A1, 6.79%,
10/25/67
(a)
................... 16,152 16,153,182
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,634,068
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 4.73%, 06/25/47 ......... 5,110 4,147,962
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 4.79%, 07/25/47 ......... 2,807 2,275,364
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
(a)
Series 2006-8, Class A5, 4.16%, 10/25/36
(d)
1,038 381,781
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 4.96%, 06/25/46 ......... 3,093 2,151,114
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 4.83%, 10/25/46 ......... 4,336 3,628,052
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 4.70%, 12/25/46 ......... 4,047 3,275,109
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 4.82%, 05/25/47 ......... 2,279 1,888,911
371,710,777
Commercial Mortgage-Backed Securities — 4.6%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
......... 7,780 5,375,890
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. LIBOR USD at 2.12%
Floor + 2.12%), 7.22%, 09/15/34
(a)(b)
.... 23,589 20,182,553
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.23% Floor
+ 2.10%), 7.42%, 04/15/35
(a)(b)
........ 3,467 3,328,320
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. LIBOR USD at 1.95% Floor
+ 2.20%), 7.39%, 12/15/36
(a)(b)
........ 9,512 8,600,673
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.69%,
11/15/32 .................... USD 3,225 $ 2,962,736
Series 2017-SCH, Class DL, (1-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.19%,
11/15/32 .................... 3,965 3,512,167
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.89%,
09/15/34 .................... 11,982 11,837,957
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. LIBOR
USD at 0.47% Floor and 10.11% Cap +
0.47%), 5.62%, 08/25/35 ......... 2,400 2,191,334
Series 2005-3A, Class A1, (1-mo. LIBOR
USD at 0.48% Floor and 10.80% Cap +
0.48%), 5.47%, 11/25/35 .......... 600 542,571
Series 2007-1, Class A1, (1-mo. LIBOR
USD at 0.22% Floor + 0.33%), 5.48%,
03/25/37 .................... 1,966 1,759,926
Series 2007-3, Class A2, (1-mo. LIBOR
USD + 0.29%), 5.59%, 07/25/37 .... 3,044 2,689,416
Series 2007-6A, Class A4A, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.65%,
12/25/37 .................... 1,786 1,515,435
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a)(b)
......... 1,750 1,167,984
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 2,672 2,402,523
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.23%, 08/19/38
(a)(b)
............... 4,860 4,830,120
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
LIBOR USD at 3.70% Floor + 3.70%),
8.89%, 10/15/35
(a)(b)
............... 2,433 864,125
BPR Trust, Series 2021-TY, Class E, (1-mo.
LIBOR USD at 3.60% Floor + 3.60%),
8.79%, 09/15/38
(a)(b)
............... 4,495 4,143,643
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,260,127
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,739,150
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.30% Floor + 2.41%), 7.56%,
10/15/36 .................... 6,375 6,254,257
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.65% Floor + 2.76%), 7.91%,
10/15/36 .................... 11,453 11,063,560
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.17%, 02/15/33 ............... 12,383 12,031,520
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.41%, 02/15/33 ............... 7,261 7,112,624
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.51%, 02/15/33 ............... 4,795 4,685,043
Series 2021-SOAR, Class G, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.99%,
06/15/38 .................... 8,655 8,188,101
Series 2021-VINO, Class F, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.00%,
05/15/38 .................... 15,325 14,440,200

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-XL2, Class F, (1-mo. LIBOR
USD at 2.24% Floor + 2.24%), 7.44%,
10/15/38 .................... USD 12,955 $ 12,272,898
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.04%, 06/15/27 ............... 6,670 6,628,184
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. LIBOR
USD at 3.14% Floor + 3.14%), 8.34%,
10/15/36 .................... 6,579 6,063,062
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.06%, 02/15/36 ............... 3,287 3,186,047
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.06%, 02/15/36 ............... 1,483 1,435,769
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.26%, 02/15/36 ............... 1,765 1,615,116
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.26%, 02/15/36 ............... 7,130 6,524,944
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.51%, 01/15/34 ............... 4,232 4,072,410
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.26%, 01/15/34 ............... 6,547 6,244,572
Series 2021-VIEW, Class E, (1-mo. LIBOR
USD at 3.60% Floor + 3.60%), 8.79%,
06/15/36 .................... 7,366 6,630,610
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.31%, 10/15/39 ............... 25,750 25,709,629
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.21%, 10/15/39 ............... 6,780 6,712,009
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.00%, 01/15/39 ............... 4,180 4,062,037
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.69%, 05/15/38 ............... 8,500 8,478,682
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 6,800 4,929,327
Series 2017-CC, Class E, 3.67%, 08/13/37 10,985 7,304,252
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 2,320,325
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class C, 5.00%, 05/10/58
(a)
... 3,330 2,957,339
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%,
03/11/47
(a)
................... 2,278 2,209,495
Series 2016-C1, Class C, 5.11%, 05/10/49
(a)
2,870 2,544,940
Series 2016-GC37, Class C, 5.08%,
04/10/49
(a)
................... 2,640 2,313,214
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,398,735
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
................... 2,245 1,739,875
Series 2014-CR15, Class C, 4.81%,
02/10/47 .................... 463 403,073
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,823,245
Series 2015-LC19, Class C, 4.35%,
02/10/48 .................... 6,513 5,597,328
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
................... USD 3,200 $ 2,459,951
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2015-RPL1, Class A, 0.00%,
02/15/24
(e)
................... 8,800 7,883,448
Series 2021-980M, Class E, 3.65%,
07/15/31 .................... 1,450 1,037,330
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo. LIBOR
USD at 4.86% Floor + 4.86%), 10.06%,
10/15/37 .................... 3,644 3,252,947
Series 2021-BHAR, Class E, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.69%,
11/15/38 .................... 1,338 1,298,561
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.29%, 09/09/24 ............... 15,900 15,883,313
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. LIBOR USD at 2.00% Floor
+ 2.00%), 7.44%, 05/15/35
(a)(b)
........ 4,998 4,812,728
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 .................... 9,073 6,934,949
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... 1,910 1,402,681
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. LIBOR USD at 3.12%
Floor + 3.12%), 8.31%, 11/15/38
(a)(b)
.... 11,890 10,965,756
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.44%,
07/15/38 .................... 9,060 8,804,273
Series 2021-ESH, Class E, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.04%,
07/15/38 .................... 6,332 6,137,086
Series 2021-ESH, Class F, (1-mo. LIBOR
USD at 3.70% Floor + 3.70%), 8.89%,
07/15/38 .................... 2,769 2,630,228
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,340,395
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class F, (1-mo. LIBOR
USD at 3.44% Floor + 3.44%), 8.63%,
11/15/36 .................... 2,740 2,581,920
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.84%, 11/15/27 ............... 5,070 5,047,892
GS Mortgage Securities Trust, Series 2015-
GC32, Class C, 4.56%, 07/10/48
(a)
..... 1,075 957,287
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,783,277
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,728,010
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.54%,
10/15/36 .................... 3,330 3,037,214
Series 2021-LULU, Class F, (1-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.59%,
10/15/36 .................... 1,177 1,065,712
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.39%, 10/15/39
(a)(b)
17,200 17,146,283
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.29%,
12/15/48
(a)(b)
.................... 1,898 1,442,366

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-OSB, Class E, 3.91%, 06/05/39 USD 2,800 $ 2,166,929
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.69%,
04/15/37 .................... 10,561 9,143,585
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.33%, 09/15/39 ............... 8,730 8,732,634
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,909 2,106,708
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (1-mo. LIBOR USD at 1.80% Floor
+ 1.80%), 7.14%, 05/15/36
(a)(b)
........ 4,040 3,974,625
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.61%, 03/15/38
(a)(b)
......... 8,334 7,888,936
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.83%, 03/10/50
(a)(b)
... 3,375 2,565,989
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
LIBOR USD at 2.75% Floor + 2.75%),
7.94%, 10/15/38
(a)(b)
............... 920 883,892
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 3,305 2,590,911
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. LIBOR
USD at 4.00% Floor + 4.00%), 9.19%,
11/15/38 .................... 13,734 12,958,965
Series 2021-MDLN, Class G, (1-mo. LIBOR
USD at 5.25% Floor + 5.25%), 10.44%,
11/15/38 .................... 17,286 16,183,884
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.37%, 12/15/34
(a)(b)
............... 3,940 3,661,390
MHP Commercial Mortgage Trust, Series
2021-STOR, Class J, (1-mo. LIBOR USD at
3.95% Floor + 3.95%), 9.14%, 07/15/38
(a)(b)
1,277 1,203,252
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................... 727 598,351
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 957,649
Series 2018-H3, Class C, 5.01%, 07/15/51
(a)
(e)
......................... 2,880 2,433,600
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
......................... 2,112 1,383,919
Series 2018-SUN, Class F, (1-mo. LIBOR
USD at 2.55% Floor + 2.55%), 7.74%,
07/15/35
(a)(b)
.................. 3,060 2,979,076
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.43%, 03/15/39
(a)(b)
6,622 6,143,082
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 8,300 4,810,205
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.38%, 08/19/35
(a)(b)
............... 37,250 37,156,875
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. LIBOR USD at
4.35% Floor + 4.35%), 9.54%, 07/15/38
(a)(b)
1,400 1,198,207
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.33%, 05/15/37
(a)(b)
............... 4,250 4,127,838
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. USD 5,898 $ 4,322,369
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
................... 1,600 1,482,296
Series 2016-C37, Class C, 4.64%,
12/15/49
(a)
................... 2,803 2,385,319
Series 2016-LC25, Class C, 4.48%,
12/15/59
(a)
................... 8,320 7,066,420
Series 2016-NXS5, Class B, 5.11%,
01/15/59
(a)
................... 1,875 1,679,370
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 956,159
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.94%,
11/15/27
(a)(b)
.................... 11,975 11,959,894
566,195,008
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.06%,
08/10/35 .................... 71,683 2,012,122
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 .................... 35,000 273,809
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 375,000 488,400
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.22%, 11/10/49 ... 58,966 1,608,531
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.84%,
09/10/47
(b)
................... 12,675 107,629
Series 2015-CR25, Class XA, 0.95%,
08/10/48 .................... 11,600 157,580
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.95%,
09/15/47 ...................... 5,975 32,179
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 823,092
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.95%, 03/10/50
(b)
.... 33,729 587,839
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.46%,
04/15/47
(b)
................... 80,982 81,605
Series 2015-C26, Class XD, 1.45%,
10/15/48
(b)
................... 12,675 333,174
Series 2016-C32, Class XA, 0.79%,
12/15/49 .................... 29,367 534,951
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
.... 13,600 508,167
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 .................... 40,610 324,474
Series 2017-75B, Class XB, 0.11%,
04/10/37 .................... 27,000 56,373
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 11,784 373,219
Series 2016-LC25, Class XA, 0.97%,
12/15/59 .................... 18,648 424,390
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.74%,
05/15/47 .................... 57,079 249,154

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-LC14, Class XA, 1.40%,
03/15/47 .................... USD 21,621 $ 52,398
9,029,086
Total Non-Agency Mortgage-Backed Securities — 7.7%
(Cost: $1,007,420,546) ........................... 946,934,871
Preferred Securities
Capital Trusts — 1.3%
Banks — 0.2%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
... EUR 3,200 3,273,844
Citigroup, Inc.
Series P, (3-mo. CME Term SOFR + 4.17%),
5.95% ...................... USD 615 589,802
Series Y, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.00%),
4.15% ...................... 15 12,068
HSBC Holdings plc, (5-Year USD Swap Rate +
3.71%), 6.38% .................. 1,200 1,158,288
PNC Financial Services Group, Inc. (The)
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ...................... 12,250 9,034,375
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 1,800 1,677,870
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 1,614 1,448,968
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 15,530 11,521,707
28,716,922
Capital Markets — 0.2%
(a)(j)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . 21,025 18,559,819
Charles Schwab Corp. (The), Series I, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.17%), 4.00% ..... 600 487,650
19,047,469
Consumer Finance — 0.2%
(a)(j)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 13,375 9,429,375
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 6,300 4,677,750
Discover Financial Services, Series C, (3-mo.
LIBOR USD + 3.08%), 5.50% ........ 20,150 15,290,241
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 1,220 1,070,969
30,468,335
Electric Utilities — 0.1%
(a)(j)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 15,783 13,792,764
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 1,870 1,615,493
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ USD 2,634 $ 2,483,783
17,892,040
Financial Services — 0.1%
Voya Financial, Inc., Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.36%), 6.13%
(a)(j)
......... 7,690 7,434,968
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(j)
..................... 1,923 1,677,818
Industrial Conglomerates — 0.0%
General Electric Co., Series D, (3-mo. LIBOR
USD + 3.33%), 8.88%
(a)(j)
........... 229 229,000
Insurance — 0.2%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(j)
................ 21,770 20,115,045
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(j)
......... 10,005 8,405,416
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(j)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 3,522 3,199,103
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 29,150 24,716,916
27,916,019
Total Capital Trusts — 1.3%
(Cost: $193,279,770) ............................. 161,903,032
Shares
Shares
Preferred Stocks — 0.4%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 1,637,107 5,648,262
Consumer Finance — 0.0%
SLM Corp., Series B, (3-mo. LIBOR USD +
1.70%), 7.25%
(a)(j)
................ 55,085 2,996,624
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(j)
.... 735,000 16,170,000
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 599,724 27,215,059
Total Preferred Stocks — 0.4%
(Cost: $45,961,397) .............................. 52,029,945
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.55%), 7.06%, 12/21/65
(a)(b)
..... 16,872,000 11,339,588

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
98
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 0.1%
ILFC E-Capital Trust II, 7.31%, 12/21/65
(a)(b)
. 11,944,000 $ 8,291,602
Total Trust Preferreds — 0.2%
(Cost: $27,894,929) .............................. 19,631,190
Total Preferred Securities — 1.9%
(Cost: $267,136,096) ............................. 233,564,167
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K732, Class B,
4.19%, 05/25/25 ............... USD 1,500 1,436,575
Series 2018-W5FX, Class CFX,
3.79%, 04/25/28 ............... 4,627 3,811,035
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,994,419) .............................. 5,247,610
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 1,841 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 1,489 $ 17,660
Total Warrants — 0.0%
(Cost: $—) .................................... 17,660
Total Long-Term Investments — 97.0%
(Cost: $12,244,560,177) ........................... 11,970,895,089
Short-Term Securities
Money Market Funds — 2.8%
(p)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 247,714,659 247,714,659
SL Liquidity Series, LLC, Money Market Series,
5.28%
(s)
....................... 106,802,910 106,813,590
Total Short-Term Securities — 2.8%
(Cost: $354,473,429) ............................. 354,528,249
Total Options Purchased — 0.0%
( Cost: $6,531,690 ) .............................. 47,120
Total Investments Before Options Written — 99.8%
(Cost: $12,605,565,296 ) ........................... 12,325,470,458
Total Options Written — (0.0)%
(Premium Received — $(3,265,845)) .................. (13,874)
Total Investments Net of Options Written — 99.8%
(Cost: $12,602,299,451 ) ........................... 12,325,456,584
Other Assets Less Liabilities — 0.2% ................... 18,923,144
Net Assets — 100.0% ..............................
$ 12,344,379,728
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
99
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,110,335,000 $ — $ (862,620,341)
(a)
$ — $ — $ 247,714,659 247,714,659 $ 16,204,500 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 407,625,445 — (298,288,667)
(a)
(2,545,161) 21,973 106,813,590 106,802,910 2,986,800
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(c)
— 185,692,036 (186,391,185) 699,149 — — — 1,912,188 —
iShares Core Dividend Growth
ETF .................. 156,928,300 270,130,479 (329,014,154) 3,839,496 (6,256,241) 95,627,880 1,855,771 3,116,361 —
iShares Core S&P 500 ETF
(c)
... — 272,106,781 (276,227,700) 4,120,919 — — — 1,200,461 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 380,113,648 — (316,619,498) (61,809,328) 37,064,360 38,749,182 516,174 9,328,019 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 52,903,976 165,488,934 (51,365,671) 926,639 (1,896,473) 166,057,405 1,535,578 2,327,143 —
iShares MBS ETF .......... — 372,058,794 — — (2,339,733) 369,719,061 3,964,178 2,017,262 —
$ (54,768,286) $ 26,593,886 $ 1,024,681,777 $ 39,092,734 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
100
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 301 09/15/23 $ 15,018 $ (32,326)
S&P 500 E-Mini Index ....................................................... 713 09/15/23 160,006 1,291,486
U.S. Treasury 10-Year Note ................................................... 8,746 09/20/23 982,148 (16,745,835)
U.S. Treasury 10-Year Ultra Note ............................................... 5,483 09/20/23 649,736 (5,255,137)
U.S. Treasury 5-Year Note .................................................... 15,506 09/29/23 1,661,080 (30,724,871)
(51,466,683)
Short Contracts
EURO STOXX 50 Index ..................................................... 1,165 09/15/23 56,348 (964,700)
GBP Currency ............................................................ 3,832 09/18/23 304,141 (2,054,173)
JPY Currency ............................................................ 663 09/18/23 58,116 1,697,981
U.S. Treasury 10-Year Note ................................................... 157 09/20/23 17,631 303,989
U.S. Treasury Long Bond ..................................................... 62 09/20/23 7,880 (19,470)
U.S. Treasury Ultra Bond ..................................................... 24 09/20/23 3,277 (30,978)
(1,067,351)
$ (52,534,034)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AED 195,000 USD 53,081 Citibank NA 07/14/23 $ 9
AUD 4,144,000 USD 2,703,653 Deutsche Bank AG 07/14/23 57,586
CAD 297,000 USD 221,381 Bank of America NA 07/14/23 2,843
CAD 1,000 USD 749 Bank of New York Mellon 07/14/23 6
CAD 10,379,000 USD 7,771,436 Citibank NA 07/14/23 64,319
EUR 23,000 USD 24,963 Bank of America NA 07/14/23 146
EUR 452,000 USD 491,027 Bank of New York Mellon 07/14/23 2,414
EUR 1,000 USD 1,091 Barclays Bank plc 07/14/23 —
EUR 1,451,000 USD 1,561,807 UBS AG 07/14/23 22,226
GBP 92,000 USD 114,262 Bank of America NA 07/14/23 2,585
GBP 1,245,000 USD 1,563,004 Bank of New York Mellon 07/14/23 18,236
GBP 130,000 USD 161,400 Deutsche Bank AG 07/14/23 3,709
GBP 404,000 USD 504,324 UBS AG 07/14/23 8,786
JPY 666,000 USD 4,616 UBS AG 07/14/23 6
USD 706,558 AUD 1,057,000 Bank of New York Mellon 07/14/23 2,255
USD 1,048,377 AUD 1,544,000 Deutsche Bank AG 07/14/23 19,575
USD 246,243 CAD 324,000 Westpac Banking Corp. 07/14/23 1,635
USD 3,389,434 CHF 2,983,000 Citibank NA 07/14/23 53,592
USD 28,209 CHF 25,000 UBS AG 07/14/23 252
USD 1,920,978 EUR 1,741,000 Bank of America NA 07/14/23 20,358
USD 2,184,244 EUR 1,994,000 Bank of New York Mellon 07/14/23 7,428
USD 207,475 EUR 187,000 Barclays Bank plc 07/14/23 3,330
USD 3,762,275 EUR 3,398,000 Deutsche Bank AG 07/14/23 52,734
USD 251,152 EUR 229,000 UBS AG 07/14/23 1,156
USD 519,368 HKD 4,066,000 Bank of America NA 07/14/23 423
USD 157,630 HKD 1,232,000 UBS AG 07/14/23 389
USD 1,049,375 EUR 960,000 ANZ Banking Group Ltd. 07/17/23 1,183
USD 1,145,901 EUR 1,040,000 Bank of America NA 07/17/23 10,360
USD 186,720 EUR 170,000 Citibank NA 07/17/23 1,103
USD 404,231 EUR 370,000 Deutsche Bank AG 07/17/23 240
USD 448,482 EUR 410,000 UBS AG 07/17/23 816
USD 2,877,176 GBP 2,240,000 Nomura International plc 07/17/23 32,139

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
101
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,826,494 GBP 10,002,614 BNP Paribas SA 09/20/23 $ 120,532
512,371
AUD 931,000 USD 629,898 Bank of New York Mellon 07/14/23 (9,552)
CAD 11,000 USD 8,329 Bank of America NA 07/14/23 (25)
CHF 313,000 USD 353,495 Bank of America NA 07/14/23 (3,471)
CHF 370,000 USD 418,079 Bank of New York Mellon 07/14/23 (4,314)
CHF 116,000 USD 131,317 Barclays Bank plc 07/14/23 (1,596)
CHF 327,000 USD 370,081 Deutsche Bank AG 07/14/23 (4,402)
EUR 2,765,000 USD 3,045,977 Bank of America NA 07/14/23 (27,473)
EUR 7,729,000 USD 8,582,579 Bank of New York Mellon 07/14/23 (144,960)
HKD 612,000 USD 78,249 Citibank NA 07/14/23 (139)
JPY 3,793,000 USD 26,512 Bank of America NA 07/14/23 (190)
JPY 575,757,000 USD 4,394,990 Bank of New York Mellon 07/14/23 (399,350)
JPY 5,920,000 USD 42,688 Barclays Bank plc 07/14/23 (1,604)
KRW 1,530,726,000 USD 1,164,263 Citibank NA 07/14/23 (2,168)
SGD 435,000 USD 330,225 Citibank NA 07/14/23 (8,467)
USD 2,276,941 AED 8,364,000 Citibank NA 07/14/23 (248)
USD 261,358 AUD 393,000 Deutsche Bank AG 07/14/23 (506)
USD 213,014 CAD 290,000 Deutsche Bank AG 07/14/23 (5,925)
USD 2,110,470 EUR 1,945,000 Bank of America NA 07/14/23 (12,853)
USD 1,489,033 EUR 1,379,000 Bank of New York Mellon 07/14/23 (16,398)
USD 297,336 EUR 275,000 Citibank NA 07/14/23 (2,877)
USD 1,168,690 EUR 1,081,000 Deutsche Bank AG 07/14/23 (11,419)
USD 347,940 EUR 323,000 Westpac Banking Corp. 07/14/23 (4,673)
USD 1,530,373 GBP 1,231,000 Bank of America NA 07/14/23 (33,086)
USD 2,329,303 GBP 1,859,000 Bank of New York Mellon 07/14/23 (31,763)
USD 1,769,779 GBP 1,419,000 Deutsche Bank AG 07/14/23 (32,454)
USD 5,514,483 GBP 4,396,000 UBS AG 07/14/23 (68,757)
NZD 12,265,000 USD 7,714,084 Bank of New York Mellon 07/17/23 (187,476)
USD 143,936 CHF 130,000 Bank of America NA 07/17/23 (1,492)
USD 286,208,894 EUR 264,700,000 Bank of New York Mellon 07/17/23 (2,808,092)
USD 1,648,313 EUR 1,510,000 BNP Paribas SA 07/17/23 (405)
USD 1,273,081 EUR 1,170,000 Deutsche Bank AG 07/17/23 (4,402)
USD 109,971,989 EUR 101,690,000 Standard Chartered Bank 07/17/23 (1,059,886)
USD 90,510,312 GBP 71,970,000 Bank of New York Mellon 07/17/23 (899,202)
USD 461,735 EUR 423,086 Bank of America NA 09/14/23 (1,608)
USD 832,436 EUR 767,156 Bank of New York Mellon 09/14/23 (7,715)
USD 10,387,623 EUR 9,597,878 State Street Bank and Trust Co. 09/14/23 (123,504)
(5,922,452)
$ (5,410,081)
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
NASDAQ-100 Index ....... Citibank NA 19,793 07/21/23 USD 12,725.00 USD 300,442 $ 47,120
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
NASDAQ-100 Index .......... Citibank NA 19,793 07/21/23 USD 11,900.00 USD 300,442 $ (13,874)

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
102
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 % Quarterly 06/20/28 USD 45,361 $ (689,889) $ (481,770) $ (208,119)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Intrum AB ............... 5.00 % Quarterly Goldman Sachs International 06/20/28 EUR 678 $ 147,967 $ 147,967 $ –
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly BNP Paribas SA 12/20/23 CC EUR 63 $ (63,455) $ (3,236) $ (60,219)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CC EUR 200 (201,445) (18,556) (182,889)
thyssenkrupp AG ...... 1.00 Quarterly Bank of America NA 12/20/23 BB EUR 710 1,475 (7,022) 8,497
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 19,956 26,036 (6,080)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 555 6,558 (14,507) 21,065
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 320 (1,505) (9,845) 8,340
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB- EUR 244 (1,146) 7,573 (8,719)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 125 (588) 3,872 (4,460)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 237 (1,112) 7,785 (8,897)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 125 (588) 4,537 (5,125)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB- EUR 560 66,936 35,498 31,438
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (5,839) (23,902) 18,063
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 21,157 13,137 8,020
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,090 105,070 40,114 64,956
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 615 (11,626) (70,171) 58,545
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 (2,467) (15,784) 13,317
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 529 (10,009) (75,013) 65,004
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (4,285) (20,066) 15,781
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (2,142) (10,033) 7,891
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 (75,909) (63,712) (12,197)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 (45,627) (37,580) (8,047)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 (128,248) (105,630) (22,618)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 (37,214) (31,552) (5,662)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
103
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 $ (77,879) $ (64,780) $ (13,099)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 (56,467) (46,925) (9,542)
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 610 (60,409) (85,240) 24,831
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 435 (43,027) (65,049) 22,022
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 A- USD 365 1,540 (1,599) 3,139
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 A- USD 7,195 30,388 4,762 25,626
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Deutsche Bank AG 06/20/28 CC EUR 412 (420,593) (334,794) (85,799)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 CC EUR 264 (269,506) (199,236) (70,270)
K+S AG ............ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/28 BBB- EUR 148 19,972 15,668 4,304
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB EUR 54 (1,923) (3,738) 1,815
United Group BV ...... 5.00 Quarterly Deutsche Bank AG 06/20/28 B EUR 839 (96,703) (80,587) (16,116)
$ (1,346,660) $ (1,229,575) $ (117,085)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 3,121,300 $ 149,112
(c)
$ 3,292,426 0.0%
(d)
Monthly
JPMorgan Chase
Bank NA
(e)
07/12/23 757,315 12,105
(f)
778,942 0.0
(d)
$ 161,217 $ 4,071,368
(b) (e)
Range: 90-95 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(22,014) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(9,522) of net dividends and financing fees.

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
104
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 419,258 $ 695,353 21.1%
Vietnam
Vietnam Dairy Products JSC .. 861,700 2,597,073 78.9
Total Reference Entity — Long ............ 3,292,426
Net Value of Reference Entity — HSBC Bank plc $ 3,292,426
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA , as of period end, termination date July 12, 2023 :
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 10,607 $ 776,795 99.7%
Russia
X5 Retail Group NV, GDR ... 214,691 2,147 0.3
Total Reference Entity — Long ............ 778,942
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 778,942
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,719,615,746 $ 2,249,457 $ 1,721,865,203
Common Stocks
Aerospace & Defense .................................... 21,775,086 4,079,877 — 25,854,963
Air Freight & Logistics .................................... 16,603,210 1,251,903 — 17,855,113
Automobile Components .................................. 8,334,082 478,768 — 8,812,850
Automobiles .......................................... 8,872,441 8,409,161 — 17,281,602
Banks ............................................... 89,491,961 130,437,124 885 219,929,970
Beverages ........................................... 8,096,959 21,764,490 — 29,861,449
Biotechnology ......................................... 19,285,252 2,610,778 — 21,896,030
Broadline Retail ........................................ 4,202,666 19,821,185 — 24,023,851
Building Products ....................................... 16,891,309 5,586,205 — 22,477,514
Capital Markets ........................................ 45,940,962 6,488,013 — 52,428,975
Chemicals ............................................ 26,702,516 37,504,841 — 64,207,357
Commercial Services & Supplies ............................. 13,078,781 — — 13,078,781
Communications Equipment ................................ 11,967,915 8,541,140 — 20,509,055
Construction & Engineering ................................ 29,859 11,396,325 — 11,426,184
Construction Materials .................................... — 4,610,940 — 4,610,940
Consumer Finance ...................................... 20,786,894 9,584,335 — 30,371,229
Consumer Staples Distribution & Retail ........................ 31,892,093 8,443,842 2,219 40,338,154
Containers & Packaging .................................. 11,467,360 — — 11,467,360
Diversified REITs ....................................... 11,061,701 6,768,734 — 17,830,435
Diversified Telecommunication Services ........................ 35,514,033 38,770,404 — 74,284,437
Electric Utilities ........................................ 138,960,255 17,952,648 — 156,912,903
Electrical Equipment ..................................... — 7,443,658 — 7,443,658
Electronic Equipment, Instruments & Components ................. 12,718,163 16,830,475 — 29,548,638
Energy Equipment & Services .............................. 17,630,354 — — 17,630,354
Entertainment ......................................... 15,785,240 133,645 — 15,918,885
Financial Services ...................................... 23,586,316 200,692 — 23,787,008
Food Products ......................................... 37,287,309 23,881,423 — 61,168,732
Gas Utilities ........................................... 158,145 11,420,326 — 11,578,471
Ground Transportation ................................... 30,660,629 3,340,409 — 34,001,038
Health Care Equipment & Supplies ........................... 56,749,305 27,981,129 — 84,730,434
Health Care Providers & Services ............................ 68,791,304 6,521,125 — 75,312,429
Health Care REITs ...................................... 69,216,713 — — 69,216,713
Hotels, Restaurants & Leisure .............................. 7,430,711 17,927,778 — 25,358,489
Household Durables ..................................... 19,725,532 15,171,380 — 34,896,912

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
105
Level 1 Level 2 Level 3 Total
Household Products ..................................... $ — $ 24,929,218 $ — $ 24,929,218
Independent Power and Renewable Electricity Producers ............ 2,352,714 6,320,155 — 8,672,869
Industrial Conglomerates .................................. — 14,596,420 — 14,596,420
Industrial REITs ........................................ 30,049,337 32,817,222 — 62,866,559
Insurance ............................................ 42,398,862 69,859,614 — 112,258,476
Interactive Media & Services ............................... 4,875,652 3,956,030 — 8,831,682
IT Services ........................................... 37,984,177 31,399,845 — 69,384,022
Life Sciences Tools & Services .............................. — 17,663,815 — 17,663,815
Machinery ............................................ 16,790,134 26,906,531 — 43,696,665
Marine Transportation .................................... — 1,218,890 — 1,218,890
Media ............................................... 16,366,535 2,635,374 — 19,001,909
Metals & Mining ........................................ 5,881,952 9,235,461 68 15,117,481
Multi-Utilities .......................................... 72,174,333 23,162,979 — 95,337,312
Office REITs .......................................... 33,583,582 5,495,847 — 39,079,429
Oil, Gas & Consumable Fuels ............................... 90,009,656 79,289,998 47 169,299,701
Passenger Airlines ...................................... — 6,156,272 — 6,156,272
Personal Care Products .................................. 5,575,460 14,183,051 — 19,758,511
Pharmaceuticals ....................................... 6,169,849 123,252,912 — 129,422,761
Professional Services .................................... 50,842,499 23,150,340 — 73,992,839
Real Estate Management & Development ....................... 3,466,460 24,939,739 — 28,406,199
Residential REITs ....................................... 32,048,779 — — 32,048,779
Retail REITs .......................................... 12,581,871 10,252,970 — 22,834,841
Semiconductors & Semiconductor Equipment .................... 7,273,644 87,648,725 — 94,922,369
Software ............................................. 65,437,086 — — 65,437,086
Specialized REITs ...................................... 96,878,161 — — 96,878,161
Specialty Retail ........................................ 5,704,812 12,669,103 — 18,373,915
Technology Hardware, Storage & Peripherals .................... 31,918,688 21,771,959 — 53,690,647
Textiles, Apparel & Luxury Goods ............................ 2,863,272 29,322,200 — 32,185,472
Tobacco ............................................. 20,378,370 13,430,154 — 33,808,524
Trading Companies & Distributors ............................ 2,838,868 19,863,503 — 22,702,371
Transportation Infrastructure ............................... 6,202,482 97,133,978 — 103,336,460
Water Utilities ......................................... — 3,719,953 — 3,719,953
Wireless Telecommunication Services ......................... 5,733,575 33,543,714 3 39,277,292
Corporate Bonds
Aerospace & Defense .................................... — 86,830,189 — 86,830,189
Air Freight & Logistics .................................... — 889,281 — 889,281
Automobile Components .................................. — 52,706,336 — 52,706,336
Automobiles .......................................... — 24,655,287 — 24,655,287
Banks ............................................... — 447,580,842 — 447,580,842
Beverages ........................................... — 7,508,846 — 7,508,846
Biotechnology ......................................... — 16,339,977 — 16,339,977
Broadline Retail ........................................ — 11,198,404 — 11,198,404
Building Products ....................................... — 20,793,088 — 20,793,088
Capital Markets ........................................ — 157,790,582 145,998 157,936,580
Chemicals ............................................ — 72,767,156 — 72,767,156
Commercial Services & Supplies ............................. — 79,679,643 — 79,679,643
Communications Equipment ................................ — 17,113,416 — 17,113,416
Construction & Engineering ................................ — 15,754,512 — 15,754,512
Construction Materials .................................... — 1,182,716 — 1,182,716
Consumer Finance ...................................... — 67,007,674 — 67,007,674
Consumer Staples Distribution & Retail ........................ — 18,932,340 — 18,932,340
Containers & Packaging .................................. — 80,241,347 — 80,241,347
Distributors ........................................... — 4,415,332 — 4,415,332
Diversified Consumer Services .............................. — 18,960,450 — 18,960,450
Diversified REITs ....................................... — 22,893,527 — 22,893,527
Diversified Telecommunication Services ........................ — 146,030,802 — 146,030,802
Electric Utilities ........................................ — 127,531,577 — 127,531,577
Electrical Equipment ..................................... — 14,194,876 — 14,194,876
Electronic Equipment, Instruments & Components ................. — 5,380,237 — 5,380,237
Energy Equipment & Services .............................. — 66,679,778 — 66,679,778
Entertainment ......................................... — 20,042,933 — 20,042,933
Financial Services ...................................... — 71,705,709 — 71,705,709
Food Products ......................................... — 26,014,775 — 26,014,775
Gas Utilities ........................................... — 7,601,790 — 7,601,790
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
106
Level 1 Level 2 Level 3 Total
Ground Transportation ................................... $ — $ 43,132,944 $ — $ 43,132,944
Health Care Equipment & Supplies ........................... — 22,886,239 — 22,886,239
Health Care Providers & Services ............................ — 67,950,771 — 67,950,771
Health Care REITs ...................................... — 7,881,075 — 7,881,075
Health Care Technology .................................. — 2,276,538 — 2,276,538
Hotel & Resort REITs .................................... — 4,365,078 — 4,365,078
Hotels, Restaurants & Leisure .............................. — 165,368,862 — 165,368,862
Household Durables ..................................... — 16,080,801 — 16,080,801
Household Products ..................................... — 4,037,493 — 4,037,493
Independent Power and Renewable Electricity Producers ............ — 10,880,245 — 10,880,245
Industrial Conglomerates .................................. — 18,262,557 — 18,262,557
Industrial REITs ........................................ — 404,015 — 404,015
Insurance ............................................ — 104,471,277 — 104,471,277
Interactive Media & Services ............................... — 2,133,986 — 2,133,986
IT Services ........................................... — 30,600,804 — 30,600,804
Leisure Products ....................................... — 2,248,848 — 2,248,848
Life Sciences Tools & Services .............................. — 5,496,832 — 5,496,832
Machinery ............................................ — 39,337,663 — 39,337,663
Marine Transportation .................................... — 1,997,371 — 1,997,371
Media ............................................... — 120,851,629 — 120,851,629
Metals & Mining ........................................ — 65,661,441 — 65,661,441
Mortgage Real Estate Investment Trusts (REITs) .................. — 3,046,416 — 3,046,416
Multi-Utilities .......................................... — 12,730,103 — 12,730,103
Office REITs .......................................... — 5,547,079 — 5,547,079
Oil, Gas & Consumable Fuels ............................... — 276,155,001 — 276,155,001
Paper & Forest Products .................................. — 2,741,420 — 2,741,420
Passenger Airlines ...................................... — 45,853,845 — 45,853,845
Personal Care Products .................................. — 1,397,466 — 1,397,466
Pharmaceuticals ....................................... — 49,661,409 — 49,661,409
Professional Services .................................... — 13,147,006 — 13,147,006
Real Estate Management & Development ....................... — 21,611,763 — 21,611,763
Residential REITs ....................................... — 1,232,232 — 1,232,232
Retail REITs .......................................... — 7,944,582 — 7,944,582
Semiconductors & Semiconductor Equipment .................... — 31,501,316 — 31,501,316
Software ............................................. — 113,699,608 — 113,699,608
Specialized REITs ...................................... — 24,244,338 — 24,244,338
Specialty Retail ........................................ — 49,267,567 — 49,267,567
Technology Hardware, Storage & Peripherals .................... — 14,663,736 — 14,663,736
Textiles, Apparel & Luxury Goods ............................ — 8,164,127 — 8,164,127
Tobacco ............................................. — 4,616,859 — 4,616,859
Trading Companies & Distributors ............................ — 36,852,890 — 36,852,890
Transportation Infrastructure ............................... — 3,530,978 — 3,530,978
Water Utilities ......................................... — 270,351 — 270,351
Wireless Telecommunication Services ......................... — 57,743,113 — 57,743,113
Equity-Linked Notes ...................................... — 1,241,677,726 — 1,241,677,726
Floating Rate Loan Interests
Aerospace & Defense .................................... — 13,800,691 — 13,800,691
Automobile Components .................................. — 3,214,331 — 3,214,331
Automobiles .......................................... — 1,915,209 — 1,915,209
Beverages ........................................... — 6,391,314 — 6,391,314
Broadline Retail ........................................ — 8,245,436 386,417 8,631,853
Building Products ....................................... — 6,940,299 — 6,940,299
Capital Markets ........................................ — 14,094,944 9,349,345 23,444,289
Chemicals ............................................ — 24,956,407 — 24,956,407
Commercial Services & Supplies ............................. — 20,108,246 2,938,987 23,047,233
Communications Equipment ................................ — 1,219,305 — 1,219,305
Construction & Engineering ................................ — 4,253,134 13,914,091 18,167,225
Construction Materials .................................... — 5,010,298 — 5,010,298
Consumer Staples Distribution & Retail ........................ — 2,639,406 12,698,279 15,337,685
Containers & Packaging .................................. — 7,827,377 — 7,827,377
Distributors ........................................... — 1,336,429 — 1,336,429
Diversified Consumer Services .............................. — 16,064,307 — 16,064,307
Diversified REITs ....................................... — 912,376 — 912,376
Diversified Telecommunication Services ........................ — 21,880,041 918,314 22,798,355
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
107
Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ — $ 775,852 $ — $ 775,852
Electrical Equipment ..................................... — — 1,613,565 1,613,565
Electronic Equipment, Instruments & Components ................. — 1,187,179 — 1,187,179
Energy Equipment & Services .............................. — 3,172,562 30,804 3,203,366
Entertainment ......................................... — 28,415,194 — 28,415,194
Financial Services ...................................... — 20,843,651 125,126,949 145,970,600
Food Products ......................................... — 20,896,056 — 20,896,056
Ground Transportation ................................... — 3,839,282 — 3,839,282
Health Care Equipment & Supplies ........................... — 9,398,769 — 9,398,769
Health Care Providers & Services ............................ — 13,454,874 — 13,454,874
Health Care Technology .................................. — 10,481,466 — 10,481,466
Hotels, Restaurants & Leisure .............................. — 42,018,285 5,805,854 47,824,139
Household Durables ..................................... — 8,981,981 — 8,981,981
Household Products ..................................... — 2,478,267 — 2,478,267
Independent Power and Renewable Electricity Producers ............ — 1,382,520 — 1,382,520
Insurance ............................................ — 24,593,371 — 24,593,371
Interactive Media & Services ............................... — 6,969,610 — 6,969,610
IT Services ........................................... — 18,241,958 — 18,241,958
Leisure Products ....................................... — 1,139,234 1,049,772 2,189,006
Life Sciences Tools & Services .............................. — 14,130,553 — 14,130,553
Machinery ............................................ — 25,757,548 1,972,577 27,730,125
Media ............................................... — 18,148,509 2,651,554 20,800,063
Oil, Gas & Consumable Fuels ............................... — 7,628,998 — 7,628,998
Passenger Airlines ...................................... — 14,554,432 — 14,554,432
Personal Care Products .................................. — 6,464,100 — 6,464,100
Pharmaceuticals ....................................... — 10,712,148 1,287,928 12,000,076
Professional Services .................................... — 23,106,455 2,261,039 25,367,494
Real Estate Management & Development ....................... — 1,113,170 2,044,189 3,157,359
Semiconductors & Semiconductor Equipment .................... — 2,383,084 — 2,383,084
Software ............................................. — 58,929,474 1,374,300 60,303,774
Specialty Retail ........................................ — 11,136,948 — 11,136,948
Textiles, Apparel & Luxury Goods ............................ — 1,020,100 512,997 1,533,097
Trading Companies & Distributors ............................ — 7,349,032 2,063,329 9,412,361
Transportation Infrastructure ............................... — 3,846,569 — 3,846,569
Wireless Telecommunication Services ......................... — 3,342,896 — 3,342,896
Foreign Agency Obligations ................................. — 65,066,603 — 65,066,603
Foreign Government Obligations .............................. — 122,186,847 — 122,186,847
Investment Companies .................................... 670,153,528 — — 670,153,528
Non-Agency Mortgage-Backed Securities ........................ — 936,617,823 10,317,048 946,934,871
Preferred Securities
Banks ............................................... 5,648,262 28,716,922 — 34,365,184
Capital Markets ........................................ — 19,047,469 — 19,047,469
Commercial Services & Supplies ............................. — 11,339,588 — 11,339,588
Consumer Finance ...................................... 2,996,624 38,759,937 — 41,756,561
Electric Utilities ........................................ — 17,892,040 — 17,892,040
Financial Services ...................................... — 7,434,968 — 7,434,968
Independent Power and Renewable Electricity Producers ............ — 1,677,818 — 1,677,818
Industrial Conglomerates .................................. — 229,000 — 229,000
Insurance ............................................ 16,170,000 20,115,045 — 36,285,045
Multi-Utilities .......................................... — 8,405,416 — 8,405,416
Oil, Gas & Consumable Fuels ............................... — 27,916,019 — 27,916,019
Technology Hardware, Storage & Peripherals .................... — 27,215,059 — 27,215,059
U.S. Government Sponsored Agency Securities .................... — 5,247,610 — 5,247,610
Warrants .............................................. 17,660 — — 17,660
Short-Term Securities
Money Market Funds ...................................... 247,714,659 — — 247,714,659
Options Purchased
Equity contracts .......................................... — 47,120 — 47,120
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (318,106) (318,106)
$ 2,551,776,599 $ 9,466,164,254 $ 200,397,909 $ 12,218,338,762
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
108
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(b)
...................................... 106,813,590
$ —
$ 12,325,152,352
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 402,654 $ — $ 402,654
Equity contracts ........................................... 1,291,486 161,217 — 1,452,703
Foreign currency exchange contracts ............................ 1,697,981 512,371 — 2,210,352
Interest rate contracts ....................................... 303,989 — — 303,989
Liabilities
Credit contracts ........................................... — (727,858) — (727,858)
Equity contracts ........................................... (32,326) (978,574) — (1,010,900)
Foreign currency exchange contracts ............................ (2,054,173) (5,922,452) — (7,976,625)
Interest rate contracts ....................................... (52,776,291) — — (52,776,291)
$ (51,569,334) $ (6,552,642) $ — $ (58,121,976)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ....................................... $ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Transfers into Level 3 ................................................. 841,623 — — 11,097,290 8,720,272 — 20,659,185
Transfers out of Level 3 ................................................ (10,267,248) — (1,481,490) (10,814,231) (53,281,798) — (75,844,767)
Accrued discounts/premiums ............................................. — — (27,937) 296,553 84,796 — 353,412
Net realized gain (loss) ................................................ 2,283,830 (750,032) (1,320,800) (2,277,441) (528,012) — (2,592,455)
Net change in unrealized appreciation (depreciation)
(a)
............................ (102,583) 805,269 (12,368,052) (12,053,961) (777,024) 197,332 (24,299,019)
Purchases ......................................................... — 26,902,548 13,646,987 37,524,500 — — 78,074,035
Sales ............................................................ (773,413) (27,027,201) (10,413,520) (23,678,720) (16,736,220) — (78,629,074)
Closing balance, as of June 30, 2023 .......................................
$ 2,249,457 $ 3,222 $ 145,998 $ 188,000,290 $ 10,317,048 $ (318,106) $ 200,397,909
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023
( a )
.
$ (102,583) $ (26,244,592) $ (13,473,052) $ (11,978,603) $ (1,089,772) $ 197,332 $ (52,691,270)
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
109
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report To Shareholders
110
See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 11,300,788,681
Investments, at value — affiliated
(c)
.......................................................................................... 1,024,681,777
Cash   ............................................................................................................. 6,502,784
Cash pledged:
Collateral — exchange-traded options written .................................................................................. 310,000
Collateral — OTC derivatives ............................................................................................ 1,223,000
Futures contracts .................................................................................................... 77,789,000
Centrally cleared swaps ................................................................................................ 540,000
Foreign currency, at value
(d)
............................................................................................... 11,358,340
Receivables: –
Investments sold .................................................................................................... 93,112,702
Securities lending income — affiliated ...................................................................................... 35,685
Capital shares sold ................................................................................................... 11,643,418
Dividends — unaffiliated ............................................................................................... 10,369,691
Dividends — affiliated ................................................................................................. 1,301,206
Interest — unaffiliated ................................................................................................. 89,545,923
From the Manager ................................................................................................... 115,708
Variation margin on futures contracts ....................................................................................... 4,006,766
Swap premiums paid ................................................................................................... 454,916
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 512,371
OTC swaps ........................................................................................................ 563,871
Prepaid expenses ..................................................................................................... 143,977
Total assets .........................................................................................................
12,634,999,816
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................................ 260,000
Collateral on securities loaned ............................................................................................. 109,516,903
Options written, at value
(e)
................................................................................................ 13,874
Payables: –
Investments purchased ................................................................................................ 105,285,516
Swaps   .......................................................................................................... 401,332
Accounting services fees ............................................................................................... 435,887
Administration fees ................................................................................................... 346,768
Capital shares redeemed ............................................................................................... 43,588,607
Custodian fees ...................................................................................................... 589,584
Deferred foreign capital gain tax .......................................................................................... 1,947,137
Income dividend distributions ............................................................................................ 8,161,495
Investment advisory fees ............................................................................................... 4,515,999
Trustees' and Officer's fees ............................................................................................. 24,009
Other affiliate fees ................................................................................................... 16,615
Professional fees .................................................................................................... 341,957
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 1,416,158
Transfer agent fees .................................................................................................. 2,745,255
Other accrued expenses ............................................................................................... 48,869
Variation margin on futures contracts ....................................................................................... 1,873,293
Variation margin on centrally cleared swaps .................................................................................. 184,544
Swap premiums received ................................................................................................ 1,388,557
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 5,922,452
OTC swaps ........................................................................................................ 519,739
Unfunded floating rate loan interests ....................................................................................... 318,106
Total liabilities ........................................................................................................
290,620,088
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 12,344,379,728

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
111
Financial Statements
BlackRock Multi-
Asset Income
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 14,668,099,987
Accumulated loss ..................................................................................................... (2,323,720,259)
NET ASSETS ........................................................................................................
$ 12,344,379,728
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 11,590,522,159
(b)
  Securities loaned, at value .............................................................................................. $ 105,492,145
(c)
  Investments, at cost — affiliated .......................................................................................... $ 1,015,043,137
(d)
  Foreign currency, at cost ............................................................................................... $ 11,437,588
(e)
  Premiums received .................................................................................................. $ 3,265,845
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report To Shareholders
112
See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 6,741,794,298
Shares outstanding ..................................................................................................
693,138,995
Net asset value .....................................................................................................
$ 9.73
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 4,107,974,848
Shares outstanding ..................................................................................................
422,847,256
Net asset value .....................................................................................................
$ 9.72
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 681,406,156
Shares outstanding ..................................................................................................
70,222,522
Net asset value .....................................................................................................
$ 9.70
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 813,204,426
Shares outstanding ..................................................................................................
83,651,131
Net asset value .....................................................................................................
$ 9.72
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
RETINC-6/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 22, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 22, 2023